Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments

As of December 31, 2025 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans — 88.8%
Business Services — 11.0%
360 Holdco, Inc.	First Lien Term Loan	8.67%	SOFR	475	8/2/2028	USD	20,277,141	$20,127,773	$20,125,063	[1,3,4]
360 Holdco, Inc.	Revolver	0.50%			8/2/2028	USD	1,078,124	(7,920)	(8,086)	[1,2,3]
360 Partners, LLC	Delayed Draw	1.00%			8/7/2031	USD	3,043,478	(44,780)	(46,892)	[1,2,3]
360 Partners, LLC	First Lien Term Loan	8.37%	SOFR	450	8/7/2031	USD	5,217,391	5,141,472	5,137,005	[1,3,4]
360 Partners, LLC	Revolver	0.50%			8/7/2031	USD	1,739,130	(25,085)	(26,795)	[1,2,3]
AArete Investment, LLC	Delayed Draw	1.00%			6/5/2031	USD	6,657,459	(79,354)	(83,218)	[1,2,3]
AArete Investment, LLC	First Lien Term Loan	7.92%	SOFR	425	6/5/2031	USD	7,727,986	7,638,523	7,631,386	[1,3,4]
AArete Investment, LLC	Revolver	0.50%			6/5/2031	USD	2,965,116	(33,585)	(37,064)	[1,2,3]
ABC Legal Holdings, LLC	Delayed Draw	1.00%			8/13/2032	USD	2,249,197	(21,943)	(25,383)	[1,2,3,5]
ABC Legal Holdings, LLC	First Lien Term Loan	8.34%	SOFR	450	8/13/2032	USD	1,613,198	1,597,707	1,594,993	[1,3,4]
ABC Legal Holdings, LLC	Revolver	0.50%			8/13/2032	USD	1,398,184	(13,315)	(15,779)	[1,2,3,5]
Accommodations Plus Technologies LLC	First Lien Term Loan	8.98%	SOFR	525	5/29/2032	USD	1,790,699	1,763,921	1,763,838	[1,3,4,5]
Accommodations Plus Technologies LLC	Revolver	0.50%			5/29/2032	USD	161,745	(2,416)	(2,426)	[1,2,3,5]
Accordion Partners LLC	Delayed Draw	0.50%			11/15/2031	USD	5,970,292	(14,822)	(14,926)	[1,2,3]
Accordion Partners LLC	Delayed Draw	8.70%	SOFR	500	11/15/2031	USD	11,212,719	2,201,433	2,229,250	[1,3,4,6]
Accordion Partners LLC	Delayed Draw	8.85%	SOFR	500	11/15/2031	USD	5,379,179	5,330,067	5,298,492	[1,3,4,6]
Accordion Partners LLC	First Lien Term Loan	8.70%	SOFR	500	11/15/2031	USD	26,724,080	26,522,753	26,379,847	[1,3,4]
Accordion Partners LLC	First Lien Term Loan	8.71%	SOFR	500	11/15/2031	USD	7,509,734	7,491,058	7,490,960	[1,3,4]
Accordion Partners LLC	First Lien Term Loan	8.75%	SOFR	500	11/15/2031	USD	8,045,522	8,025,513	8,025,408	[1,3,4]
Accordion Partners LLC	Revolver	0.50%			11/15/2031	USD	2,460,467	(12,217)	(12,302)	[1,2,3]
Accordion Partners LLC	Revolver	8.85%	SOFR	500	11/15/2031	USD	3,586,957	78,629	54,891	[1,3,4,6]
Accordion Partners LLC	First Lien Term Loan	12.75%			11/15/2034	USD	10,000,000	9,850,672	9,850,000	[1,3]
Advantage Surveillance, LLC	First Lien Term Loan	8.39%	SOFR	450	11/4/2030	USD	8,100,000	8,021,018	8,019,000	[1,3,4,5]
Advantage Surveillance, LLC	Revolver	8.39%	SOFR	450	11/4/2030	USD	900,000	171,272	171,000	[1,3,4,5,6]
Aero Operating LLC	First Lien Term Loan	11.34%	SOFR	750	11/12/2030	USD	15,458,333	15,155,275	15,149,167	[1,3,4]
Aero Operating LLC	Revolver	11.34%	SOFR	750	11/12/2030	USD	2,625,000	1,754,209	1,752,987	[1,3,4,6]
Aldinger Company	Delayed Draw	8.42%	SOFR	475	8/6/2028	USD	58,445	28,265	28,216	[1,3,4,5,6]
Aldinger Company	Delayed Draw	1.00%			10/18/2030	USD	519,232	(5,091)	(5,192)	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Aldinger Company	Revolver	8.44%	SOFR	475	10/18/2030	USD	236,344	$9,547	$9,454	[1,3,4,5,6]
ALKU Intermediate Holdings, LLC	First Lien Term Loan	9.17%	SOFR	550	5/23/2029	USD	2,437,875	2,403,440	2,432,532	[1,3,4]
ALKU Intermediate Holdings, LLC	First Lien Term Loan	9.92%	SOFR	625	5/23/2029	USD	22,050,000	21,692,378	22,091,982	[1,3,4]
Allied Power Group, LLC	Delayed Draw	1.00%			5/16/2030	USD	4,626,060	(22,242)	(29,201)	[1,2,3]
Allied Power Group, LLC	First Lien Term Loan	8.65%	SOFR	500	5/16/2030	USD	14,602,930	14,465,837	14,437,835	[1,3,4]
Allied Power Group, LLC	Revolver	0.50%			5/16/2030	USD	771,010	(7,115)	(8,717)	[1,2,3]
Alpine Intel Intermediate 2, LLC (fka Claims Automation Intermediate 2, LLC)	Delayed Draw	8.19%	SOFR	450	12/16/2027	USD	49,981,250	3,321,298	3,676,632	[1,3,4,6]
AMCP Clean Acquisition Company, LLC	Delayed Draw	7.94%	SOFR	475	6/15/2028	USD	838,498	449,381	451,747	[1,3,4,5,6]
AMCP Clean Acquisition Company, LLC	Delayed Draw	7.94%	SOFR	425	6/15/2030	USD	808,644	804,627	804,601	[1,3,4]
Amerit Fleet Parent, LLC	Delayed Draw	8.97%	SOFR	525	1/27/2032	USD	12,477,424	9,810,727	9,842,747	[1,3,4,6]
Amerit Fleet Parent, LLC	First Lien Term Loan	8.97%	SOFR	525	1/27/2032	USD	27,280,092	27,249,255	27,323,857	[1,3,4]
Amerit Fleet Parent, LLC	Revolver	8.97%	SOFR	525	1/27/2032	USD	6,251,078	4,595,565	4,603,339	[1,3,4,6]
Ampirical Solutions, LLC	Delayed Draw	0.50%			9/30/2032	USD	5,973,451	(58,932)	(59,735)	[1,2,3,5]
Ampirical Solutions, LLC	First Lien Term Loan	7.92%	SOFR	425	9/30/2032	USD	3,982,301	3,943,281	3,942,478	[1,3,4,5]
Ampirical Solutions, LLC	Revolver	0.50%			9/30/2032	USD	1,592,920	(15,503)	(15,929)	[1,2,3,5]
Amplify Buyer, Inc.	First Lien Term Loan	8.42%	SOFR	475	9/17/2032	USD	40,000,000	39,805,493	39,741,800	[1,3,4]
Analytic Partners, LP	Revolver	0.50%			12/11/2029	USD	1,236,807	(7,422)	(4,463)	[1,2,3,5]
Anthracite Buyer, INC.	First Lien Term Loan	8.19%	SOFR	450	12/3/2032	USD	8,000,000	7,960,322	7,960,000	[1,3,4]
Anthracite Buyer, INC.	Revolver	0.50%			12/3/2032	USD	2,000,000	(9,888)	(10,000)	[1,2,3]
Any Hour, LLC	Delayed Draw	8.92%	SOFR	525	5/23/2030	USD	7,604,982	631,022	634,434	[1,3,4,6]
Any Hour, LLC	First Lien Term Loan	8.92%	SOFR	525	5/23/2030	USD	25,752,697	25,448,814	25,431,295	[1,3,4]
Any Hour, LLC	Revolver	8.92%	SOFR	525	5/23/2030	USD	3,807,107	3,155,298	3,150,456	[1,3,4,6]
Applied Technical Services, LLC	Delayed Draw	1.00%			4/8/2031	USD	4,080,336	(40,404)	(22,062)	[1,2,3,5]
Applied Technical Services, LLC	Delayed Draw	8.92%	SOFR	525	4/8/2031	USD	4,075,644	2,812,472	2,829,505	[1,3,4,5,6]
Applied Technical Services, LLC	First Lien Term Loan	8.92%	SOFR	525	4/8/2031	USD	70,625,197	69,968,595	70,243,335	[1,3,4,5]
Applied Technical Services, LLC	Revolver	11.00%	PRIME	425	4/8/2031	USD	8,160,672	995,964	1,028,182	[1,3,4,5,6]
AQ Carver Buyer, Inc.	First Lien Term Loan	9.27%	SOFR	550	8/2/2029	USD	29,400,022	28,998,628	28,224,021	[1,4]
Archer Acquisition, LLC	Delayed Draw	1.00%			10/6/2029	USD	12,877	(60)	(44)	[1,2,3]
Archer Acquisition, LLC	Delayed Draw	8.52%	SOFR	475	10/6/2029	USD	52,916	34,449	35,519	[1,3,4,6]
Archer Acquisition, LLC	First Lien Term Loan	8.52%	SOFR	475	10/6/2029	USD	384,449	361,004	383,142	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Archer Acquisition, LLC	Revolver	0.50%			10/6/2029	USD	13,059	$(686)	$(44)	[1,2,3]
Ares Holdings LLC	Delayed Draw	1.00%			11/18/2029	USD	1,106,324	(5,429)	(5,532)	[1,2,3,5]
Ares Holdings LLC	First Lien Term Loan	8.47%	SOFR	475	11/18/2029	USD	2,217,767	2,197,830	2,206,678	[1,3,4,5]
Ares Holdings LLC	First Lien Term Loan	8.60%	SOFR	475	11/18/2029	USD	1,194,834	1,188,952	1,188,860	[1,3,4,5]
Ares Holdings LLC	Revolver	0.50%			11/18/2029	USD	1,899,384	(10,331)	(9,496)	[1,2,3,5]
Arrow, Inc.	Delayed Draw	10.47%	SOFR	675	9/30/2030	USD	3,879,000	2,436,573	2,434,043	[1,3,4,6]
Arrow, Inc.	First Lien Term Loan	10.47%	SOFR	675	9/30/2030	USD	7,905,000	7,790,952	7,805,891	[1,3,4]
Arrow, Inc.	Revolver	0.50%			9/30/2030	USD	966,000	(13,763)	(14,526)	[1,2,3]
Astra Service Partners, LLC	Delayed Draw	1.00%			11/26/2032	USD	4,541,436	(33,741)	(34,061)	[1,2,3,5]
Astra Service Partners, LLC	First Lien Term Loan	8.34%	SOFR	450	11/26/2032	USD	13,805,965	13,703,459	13,702,420	[1,3,4,5]
ATIS Acquisition, Inc.	Delayed Draw	8.67%	SOFR	500	9/24/2030	USD	2,463,445	578,031	517,209	[1,3,4,5,6]
ATIS Acquisition, Inc.	First Lien Term Loan	8.67%	SOFR	500	9/24/2030	USD	2,451,449	2,425,921	2,363,809	[1,3,4,5]
ATIS Acquisition, Inc.	Revolver	0.50%			9/24/2030	USD	739,130	(7,311)	(26,460)	[1,2,3,5]
Atomic Midco 2 Limited	Delayed Draw	0.50%			9/8/2032	GBP	7,500,000	4,563,099	4,493,836	[1,2,3,7]
Atomic Midco 2 Limited	First Lien Term Loan	8.97%	SONIA	500	9/8/2032	GBP	12,500,000	16,751,269	16,635,224	[1,3,4,7]
Atomic Midco 2 Limited	Revolver	0.50%			9/8/2032	GBP	2,500,000	1,509,359	1,485,832	[1,2,3,7]
Auxey Bidco Limited	First Lien Term Loan	9.76%	SOFR	600	6/29/2027	USD	14,812,500	14,673,511	14,034,844	[1,4]
AVSC Holding Corp.	Revolver	8.67%	SOFR	500	12/5/2029	USD	240,543	44,311	47,846	[1,3,4,6]
AVSC Holding Corp.	Revolver	11.50%	PRIME	500	12/5/2029	USD	1,900,992	313,083	340,101	[1,3,4,5,6]
AVSC Holding Corp.	First Lien Term Loan	8.72%	SOFR	500	12/5/2031	USD	18,017,982	17,696,981	17,998,293	[1,3,4,5]
AWP Group Holdings, Inc.	Delayed Draw	8.22%	SOFR	450	12/23/2030	USD	39,893,113	22,702,722	22,889,836	[1,3,4,5,6]
AWP Group Holdings, Inc.	First Lien Term Loan	8.22%	SOFR	450	12/23/2030	USD	45,836,420	45,279,756	45,836,420	[1,3,4,5]
AWP Group Holdings, Inc.	Revolver	8.22%	SOFR	450	12/23/2030	USD	14,245,820	6,869,388	6,949,117	[1,3,4,6]
AWT Merger Sub, Inc.	Delayed Draw	10.09%	SOFR	625	12/17/2027	USD	1,343,351	360,159	372,270	[1,3,4,6]
AWT Merger Sub, Inc.	First Lien Term Loan	10.09%	SOFR	625	12/17/2027	USD	809,063	800,447	808,179	[1,3,4]
AWT Merger Sub, Inc.	Revolver	9.69%	SOFR	600	12/17/2027	USD	134,668	67,568	68,773	[1,3,4,6]
BC Group Holdings, Inc.	Delayed Draw	1.00%			12/21/2027	USD	1,297,024	(11,966)	(12,970)	[1,2,3,5]
BC Group Holdings, Inc.	First Lien Term Loan	8.67%	SOFR	500	12/21/2027	USD	4,247,473	4,207,714	4,204,998	[1,3,4,5]
BDO USA, P.C.	First Lien Term Loan	8.86%	SOFR	500	8/31/2028	USD	1,481,978	1,488,993	1,489,387	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
BDO USA, P.C.	First Lien Term Loan	8.86%	SOFR	500	8/31/2028	USD	143,963	$144,665	$144,683	[1,3,4]
Benecon Midco II LLC	First Lien Term Loan	8.19%	SOFR	450	1/23/2031	USD	74,062,500	73,184,884	73,988,964	[1,3,4]
Benecon Midco II LLC	Revolver	0.50%			1/23/2031	USD	6,500,000	(70,584)	(7,103)	[1,2,3]
Bingo Group Buyer, Inc.	Delayed Draw	1.00%			7/10/2031	USD	2,354,750	(23,092)	(23,548)	[1,2,3]
Bingo Group Buyer, Inc.	Delayed Draw	8.42%	SOFR	475	7/10/2031	USD	1,520,485	1,503,727	1,505,280	[1,3,4]
Bingo Group Buyer, Inc.	First Lien Term Loan	8.40%	SOFR	475	7/10/2031	USD	1,069,435	1,059,058	1,058,741	[1,3,4]
Bingo Group Buyer, Inc.	First Lien Term Loan	8.42%	SOFR	475	7/10/2031	USD	4,863,870	4,812,546	4,815,231	[1,3,4]
Bingo Group Buyer, Inc.	Revolver	0.50%			7/10/2031	USD	208,000	(2,088)	(2,080)	[1,2,3]
Bingo Group Buyer, Inc.	Revolver	8.42%	SOFR	475	7/10/2031	USD	377,000	7,716	7,691	[1,3,4,6]
Bluejack Fire Acquisition, Inc.	Delayed Draw	1.00%			1/24/2031	USD	1,310,926	(15,134)	(1,433)	[1,2,3,5]
Bluejack Fire Acquisition, Inc.	First Lien Term Loan	8.47%	SOFR	475	1/24/2031	USD	913,060	903,030	912,062	[1,3,4,5]
Bluejack Fire Acquisition, Inc.	Revolver	8.48%	SOFR	475	1/24/2031	USD	272,283	54,297	56,882	[1,3,4,5,6]
Bobtail Acquisitionco, LLC	Delayed Draw	8.59%	SOFR	475	9/2/2031	USD	1,688,448	225,747	223,451	[1,3,4,5,6]
Bobtail Acquisitionco, LLC	First Lien Term Loan	8.54%	SOFR	475	9/2/2031	USD	2,532,671	2,508,406	2,504,604	[1,3,4,5]
Bobtail Acquisitionco, LLC	Revolver	8.59%	SOFR	475	9/2/2031	USD	714,902	312,179	311,024	[1,3,4,5,6]
Broadway Buyer LLC	Delayed Draw	8.23%	SOFR	450	12/1/2032	USD	12,545,659	1,380,820	1,380,022	[1,3,4,6]
Broadway Buyer LLC	First Lien Term Loan	8.29%	SOFR	450	12/1/2032	USD	9,377,982	9,285,035	9,284,202	[1,3,4]
Broadway Buyer LLC	Revolver	0.50%			12/1/2032	USD	4,798,232	(47,411)	(47,982)	[1,2,3]
CARDS-Live Oak Holdings, Inc.	Delayed Draw	1.00%			10/21/2032	USD	915,338	(9,029)	(9,153)	[1,2,3,5]
CARDS-Live Oak Holdings, Inc.	First Lien Term Loan	8.62%	SOFR	475	10/21/2032	USD	2,306,652	2,284,045	2,283,585	[1,3,4,5]
CARDS-Live Oak Holdings, Inc.	Revolver	10.50%	PRIME	375	10/21/2032	USD	629,108	203,580	203,411	[1,3,4,5,6]
Career Certified, LLC	Delayed Draw	8.67%	SOFR	500	2/19/2031	USD	6,213,592	4,059,103	4,066,267	[1,3,4,6]
Career Certified, LLC	First Lien Term Loan	8.67%	SOFR	500	2/19/2031	USD	29,053,398	28,795,131	28,818,498	[1,3,4]
Career Certified, LLC	Revolver	0.50%			2/19/2031	USD	4,660,194	(39,983)	(37,678)	[1,2,3]
Central Storage & Warehouse LLC	Delayed Draw	1.00%			12/31/2030	USD	1,956,795	(1,448)	(247)	[1,2,3]
Central Storage & Warehouse LLC	Delayed Draw	9.45%	SOFR	575	12/31/2030	USD	559,085	508,869	508,695	[1,3,4,6]
Central Storage & Warehouse LLC	First Lien Term Loan	9.47%	SOFR	575	12/31/2030	USD	2,477,911	2,477,911	2,477,911	[1,3,4]
CGI Parent, LLC	First Lien Term Loan	8.38%	SOFR	450	2/14/2028	USD	17,133,512	16,915,906	17,114,788	[1,3,4]
CGI Parent, LLC	First Lien Term Loan	8.38%	SOFR	450	2/14/2028	USD	1,320,863	1,311,089	1,319,420	[1,3,4]
Chronicle Parent LLC	Delayed Draw	8.67%	SOFR	500	4/15/2031	USD	18,888,889	1,371,540	1,449,000	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Chronicle Parent LLC	First Lien Term Loan	8.67%	SOFR	500	4/15/2031	USD	59,726,852	$59,183,481	$59,411,004	[1,3,4]
Chronicle Parent LLC	Revolver	0.50%			4/15/2031	USD	6,296,297	(55,597)	(33,296)	[1,2,3]
Circana Group, L.P.	Revolver	0.50%			12/1/2028	USD	2,576,014	-	-	[1,2,3]
Circana Group, L.P.	Revolver	11.00%	PRIME	350	12/1/2028	USD	977,325	7,890	13,962	[1,3,4,5,6]
Circana Group, L.P.	First Lien Term Loan	7.97%	SOFR	425	12/1/2029	USD	52,125,416	52,122,610	52,125,416	[1,3,4,5]
Cobalt Service Partners, LLC	Delayed Draw	8.42%	SOFR	475	10/11/2031	USD	26,451,901	12,689,044	12,896,523	[1,3,4,6]
Cobalt Service Partners, LLC	First Lien Term Loan	8.42%	SOFR	475	10/11/2031	USD	8,486,765	8,412,924	8,477,491	[1,3,4]
Cobalt Service Partners, LLC	Revolver	0.50%			10/11/2031	USD	3,176,471	(26,307)	(3,471)	[1,2,3]
Comet Bidco Ltd.	Delayed Draw	1.00%			12/2/2032	GBP	4,729,722	2,706,752	2,767,888	[1,2,3,7]
Comet Bidco Ltd.	First Lien Term Loan	8.76%	SOFR	500	12/2/2032	USD	23,068,746	22,840,003	22,838,166	[1,3,4]
Comet Bidco Ltd.	First Lien Term Loan	8.97%	SONIA	500	12/2/2032	GBP	11,561,543	15,278,827	15,427,858	[1,3,4,7]
Command Holding Corp.	Delayed Draw	1.00%			3/7/2031	USD	3,389,830	(31,644)	(37,566)	[1,2,3,5]
Command Holding Corp.	Delayed Draw	8.77%	SOFR	475	3/7/2031	USD	1,694,915	747,071	743,929	[1,3,4,5,6]
Command Holding Corp.	First Lien Term Loan	8.75%	SOFR	475	3/7/2031	USD	10,994,807	10,896,481	10,872,964	[1,3,4,5]
Command Holding Corp.	Revolver	8.75%	SOFR	475	3/7/2031	USD	1,694,916	273,452	269,352	[1,3,4,5,6]
Community Management Holdings Midco 2, LLC	Delayed Draw	1.00%			11/3/2031	USD	1,800,000	(17,327)	(23,040)	[1,2,3]
Community Management Holdings Midco 2, LLC	Delayed Draw	8.48%	SOFR	500	11/3/2031	USD	626,025	620,064	618,012	[1,3,4]
Community Management Holdings Midco 2, LLC	Delayed Draw	8.63%	SOFR	475	11/3/2031	USD	2,696,737	1,310,019	1,312,219	[1,3,4,6]
Community Management Holdings Midco 2, LLC	First Lien Term Loan	8.60%	SOFR	475	11/3/2031	USD	1,101,858	1,087,360	1,087,754	[1,3,4]
Community Management Holdings Midco 2, LLC	Revolver	8.60%	SOFR	475	11/3/2031	USD	1,125,000	435,827	435,600	[1,3,4,6]
Coolsys, Inc.	First Lien Term Loan	8.76%	SOFR	500	8/11/2028	USD	103,149,473	101,778,020	94,598,043	[1,3,4]
Coretrust Purchasing Group LLC	Delayed Draw	8.72%	SOFR	500	9/30/2029	USD	7,518,797	5,531,246	5,603,813	[1,3,4,6]
Coretrust Purchasing Group LLC	Revolver	0.50%			9/30/2029	USD	4,511,278	(225,284)	(4,930)	[1,2,3]
Counsel Press Inc.	First Lien Term Loan	8.72%	SOFR	500	10/23/2029	USD	13,360,382	13,233,374	13,226,778	[1,3,4]
Counsel Press, Inc.	First Lien Term Loan	8.72%	SOFR	500	10/23/2029	USD	9,225,908	9,138,055	9,133,649	[1,3,4]
CRCI Longhorn Holdings, Inc.	Delayed Draw	0.50%			8/27/2031	USD	5,301,691	(72,224)	(32,373)	[1,2,3,5]
CRCI Longhorn Holdings, Inc.	Delayed Draw	1.00%			8/27/2031	USD	19,411,765	(176,027)	(118,530)	[1,2,3,5]
CRCI Longhorn Holdings, Inc.	First Lien Term Loan	8.47%	SOFR	475	8/27/2031	USD	85,612,421	84,863,580	85,089,663	[1,3,4,5]
CRCI Longhorn Holdings, Inc.	Revolver	8.47%	SOFR	475	8/27/2031	USD	16,475,637	3,744,062	3,784,832	[1,3,4,5,6]
Crete PA Holdco, LLC	Delayed Draw	1.00%			11/26/2030	USD	5,000,000	(74,096)	(75,000)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Crete PA Holdco, LLC	Delayed Draw	8.57%	SOFR	475	11/26/2030	USD	1,905,581	$1,879,947	$1,876,998	[1,3,4]
Crete PA Holdco, LLC	First Lien Term Loan	8.57%	SOFR	475	11/26/2030	USD	1,905,581	1,881,095	1,876,998	[1,3,4]
Crete PA Holdco, LLC	Revolver	0.50%			11/26/2030	USD	660,837	(9,005)	(9,913)	[1,2,3]
DA Blocker Corp.	Delayed Draw	1.00%			2/10/2032	USD	7,278,184	(42,400)	(72,782)	[1,2,3,5]
DA Blocker Corp.	First Lien Term Loan	8.42%	SOFR	475	2/10/2032	USD	23,290,189	23,132,469	23,057,287	[1,3,4,5]
DA Blocker Corp.	Revolver	0.50%			2/10/2032	USD	2,426,061	(21,296)	(24,260)	[1,2,3,5]
Davidson Hotel Company LLC	Delayed Draw	8.72%	SOFR	500	10/31/2031	USD	183,450	4,812	7,138	[1,3,4,5,6]
Davidson Hotel Company LLC	First Lien Term Loan	8.72%	SOFR	500	10/31/2031	USD	559,544	552,183	558,933	[1,3,4,5]
Davidson Hotel Company LLC	Revolver	0.50%			10/31/2031	USD	95,904	(1,214)	(105)	[1,2,3,5]
Denali Intermediate Holdings, Inc.	First Lien Term Loan	9.23%	SOFR	550	8/26/2032	USD	28,446,550	27,992,871	28,162,085	[1,3,4,5,8]
Denali Intermediate Holdings, Inc.	Revolver	9.45%	SOFR	550	8/26/2032	USD	2,953,449	811,553	829,380	[1,3,4,5,6]
DigiCert, Inc.	First Lien Term Loan	9.47%	SOFR	575	7/30/2030	USD	11,691,004	11,526,882	11,549,102	[1,3,4,5]
DigiCert, Inc.	Revolver	0.50%			7/30/2030	USD	426,943	(5,874)	(4,947)	[1,2,3,5]
DISA Holdings Corp.	Delayed Draw	8.66%	SOFR	500	9/9/2028	USD	3,410,678	3,277,433	3,273,025	[1,3,4,5,6]
DISA Holdings Corp.	First Lien Term Loan	8.66%	SOFR	500	9/9/2028	USD	4,513,542	4,469,296	4,460,819	[1,3,4,5]
DISA Holdings Corp.	Revolver	8.66%	SOFR	500	9/9/2028	USD	1,145,569	295,011	291,875	[1,3,4,5,6]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	8.63%	SOFR	475	11/19/2032	USD	84,615,385	83,779,368	83,769,231	[1,3,4]
Dispatch Acquisition Holdings, LLC	Revolver	8.63%	SOFR	475	11/19/2032	USD	15,384,615	4,976,677	4,974,359	[1,3,4,6]
Divisions Holding Corporation	First Lien Term Loan	8.17%	SOFR	450	4/17/2032	USD	1,275,825	1,264,020	1,274,431	[1,3,4,5]
Divisions Holding Corporation	Revolver	0.50%			4/17/2032	USD	90,148	(812)	(99)	[1,2,3,5]
DMT Solutions Global Corporation	First Lien Term Loan	11.79%	SOFR	800	8/30/2027	USD	27,637,647	27,237,596	27,510,819	[1,3,4]
Drogon Bidco, Inc.	Delayed Draw	0.50%			8/30/2031	USD	13,010,921	(129,467)	(130,109)	[1,2,3,5]
DTI Holdco, Inc.	Revolver	0.50%			4/26/2027	USD	874,917	-	(78,327)	[1,2,5]
East River Bidco GmbH	Delayed Draw	7.27%	EURIBOR	525	2/28/2032	EUR	6,948,571	1,388,681	2,058,238	[1,3,4,5,6,7]
East River Bidco GmbH	First Lien Term Loan	7.27%	EURIBOR	525	2/28/2032	EUR	17,371,429	18,422,345	20,087,153	[1,3,4,5,7]
ELM Debtco, LLC	Delayed Draw	1.00%			11/14/2031	USD	70,227	(687)	(702)	[1,2,3,5]
ELM Debtco, LLC	First Lien Term Loan	8.42%	SOFR	475	11/14/2031	USD	309,000	305,961	305,910	[1,3,4,5]
ELM Debtco, LLC	Revolver	0.50%			11/14/2031	USD	78,992	(773)	(790)	[1,2,3,5]
EMB Purchaser, Inc.	Delayed Draw	8.34%	SOFR	450	3/12/2032	USD	822,223	481,023	487,790	[1,3,4,5,6]
EMB Purchaser, Inc.	First Lien Term Loan	8.23%	SOFR	450	3/12/2032	USD	1,241,370	1,230,013	1,240,013	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
EMB Purchaser, Inc.	Revolver	0.50%			3/12/2032	USD	263,312	$(2,337)	$(288)	[1,2,3,5]
Embark Intermediate Holdings, LLC	Delayed Draw	1.00%			9/2/2032	USD	5,803,612	(56,698)	(58,036)	[1,2,3]
Embark Intermediate Holdings, LLC	First Lien Term Loan	8.22%	SOFR	450	9/2/2032	USD	4,159,605	4,119,439	4,118,009	[1,3,4]
Embark Intermediate Holdings, LLC	Revolver	10.25%	PRIME	350	9/2/2032	USD	1,524,391	46,445	45,732	[1,3,4,6]
Explorer Investor, Inc.	First Lien Term Loan	9.73%	SOFR	600	6/28/2029	USD	29,087,780	28,084,025	26,504,877	[1,3,4]
Firebird Acquisition Corp, Inc.	Delayed Draw	8.34%	SOFR	450	1/31/2032	USD	3,332,042	1,337,379	1,336,215	[1,3,4,5,6]
Firebird Acquisition Corp, Inc.	First Lien Term Loan	8.84%, 2.75% PIK	SOFR	500	1/31/2032	USD	6,579,725	6,550,517	6,546,827	[1,3,4,5,9]
Firebird Acquisition Corp, Inc.	Revolver	0.50%			1/31/2032	USD	3,173,729	(13,873)	(15,869)	[1,2,3,5]
Fortna AR, LLC	Revolver	8.60%	SOFR	475	6/1/2029	USD	7,103,767	7,073,781	7,095,999	[1,3,4,5,6]
FR Vision Holdings, Inc.	Revolver	0.50%			1/22/2030	USD	352,951	(4,801)	(3,530)	[1,2,3,5]
FR Vision Holdings, Inc.	Delayed Draw	8.87%	SOFR	500	1/21/2031	USD	397,509	17,840	17,756	[1,3,4,5,6]
FR Vision Holdings, Inc.	First Lien Term Loan	8.87%	SOFR	500	1/21/2031	USD	2,922,003	2,876,722	2,892,783	[1,3,4,5]
G702 Buyer, Inc.	First Lien Term Loan	8.42%	SOFR	475	7/2/2031	USD	969,316	955,694	953,733	[1,3,4,5]
G702 Buyer, Inc.	Revolver	0.50%			7/2/2031	USD	179,170	(2,469)	(2,880)	[1,2,3,5]
Galileo Parent, Inc.	Revolver	9.42%	SOFR	575	5/3/2029	USD	5,431,620	4,422,890	4,403,934	[1,3,4,6]
Galileo Parent, Inc.	First Lien Term Loan	9.42%	SOFR	575	5/3/2030	USD	34,219,205	34,219,205	34,062,174	[1,3,4]
GarageCo Intermediate II, LLC	Delayed Draw	1.00%			8/2/2032	USD	13,084,274	(126,967)	(130,843)	[1,2,3]
GarageCo Intermediate II, LLC	First Lien Term Loan	8.10%	SOFR	425	8/2/2032	USD	6,009,858	5,952,376	5,949,759	[1,3,4]
GarageCo Intermediate II, LLC	Revolver	0.50%			8/2/2032	USD	3,925,282	(36,971)	(39,253)	[1,2,3]
Gerson Lehrman Group, Inc.	First Lien Term Loan	8.82%	SOFR	500	12/13/2027	USD	63,347,304	62,588,810	63,278,079	[1,3,4]
Grid Alliance Partners, LLC	Revolver	0.50%			7/1/2030	USD	2,564,103	(23,117)	(25,641)	[1,2,3]
Grid Alliance Partners, LLC	Delayed Draw	8.42%	SOFR	475	7/1/2032	USD	4,102,564	116,202	114,743	[1,3,4,6]
Grid Alliance Partners, LLC	First Lien Term Loan	8.42%	SOFR	475	7/1/2032	USD	13,333,333	13,206,914	13,200,000	[1,3,4]
Hibu Purchaser, Inc.	First Lien Term Loan	10.24%	SOFR	625	5/4/2027	USD	2,067,584	2,067,584	2,067,584	[1,3,4]
HSI Halo Acquisition, Inc.	Delayed Draw	8.84%	SOFR	500	6/30/2031	USD	2,107,860	1,032,671	1,048,932	[1,3,4,5,6]
HSI Halo Acquisition, Inc.	First Lien Term Loan	8.84%	SOFR	500	6/30/2031	USD	11,715,852	11,617,118	11,703,049	[1,3,4,5]
HSI Halo Acquisition, Inc.	Revolver	0.50%			6/30/2031	USD	1,711,863	(13,606)	(1,871)	[1,2,3,5]
iCIMS, Inc.	First Lien Term Loan	10.11%	SOFR	625	8/18/2028	USD	10,000,000	9,906,582	9,964,100	[1,3,4]
iCIMS, Inc.	First Lien Term Loan	9.61% PIK	SOFR	575	8/18/2028	USD	21,515,977	21,333,994	21,438,733	[1,3,4,9]
iCIMS, Inc.	Revolver	9.59%	SOFR	575	8/18/2028	USD	1,777,142	628,571	622,191	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
IG Investment Holdings, LLC	First Lien Term Loan	8.84%	SOFR	500	9/22/2028	USD	58,907,715	$58,732,237	$58,907,715	[1,3,4,5]
IG Investment Holdings, LLC	Revolver	0.50%			9/22/2028	USD	1,850,068	-	-	[1,2,3]
IG Investment Holdings, LLC	Revolver	11.00%	PRIME	400	9/22/2028	USD	7,488,191	1,412,058	1,451,501	[1,3,4,5,6]
Inovex Information Systems Incorporated	Delayed Draw	1.00%			12/17/2030	USD	3,279,857	(40,923)	(20,293)	[1,2,3]
Inovex Information Systems Incorporated	First Lien Term Loan	8.92%	SOFR	525	12/17/2030	USD	13,587,166	13,410,475	13,503,099	[1,3,4]
Inovex Information Systems Incorporated	Revolver	8.97%	SOFR	525	12/17/2030	USD	3,030,303	2,295,604	2,314,585	[1,3,4,6]
Iris Buyer LLC	Delayed Draw	8.92%	SOFR	525	10/2/2030	USD	1,023,185	696,831	695,877	[1,3,4,5,6]
Iris Buyer LLC	First Lien Term Loan	8.92%	SOFR	525	10/2/2030	USD	268,441	265,851	265,757	[1,3,4,5]
Java Buyer, Inc.	Delayed Draw	8.67%	SOFR	500	12/15/2027	USD	3,343,944	3,314,434	3,340,290	[1,3,4]
Java Buyer, Inc.	First Lien Term Loan	8.67%	SOFR	500	12/15/2027	USD	6,330,218	6,257,027	6,323,300	[1,3,4]
Jones Fish Hatcheries & Distributors, LLC	Delayed Draw	1.00%			11/19/2032	USD	1,028,559	(10,112)	(10,286)	[1,2,3,5]
Jones Fish Hatcheries & Distributors, LLC	First Lien Term Loan	8.13%	SOFR	425	11/19/2032	USD	1,028,559	1,018,398	1,018,273	[1,3,4,5]
Jones Fish Hatcheries & Distributors, LLC	Revolver	0.50%			11/19/2032	USD	278,479	(2,739)	(2,785)	[1,2,3,5]
Kelso Industries LLC	Delayed Draw	9.57%	SOFR	575	12/30/2029	USD	1,722,794	1,446,097	1,483,842	[1,3,4,6]
Kelso Industries LLC	First Lien Term Loan	9.57%	SOFR	575	12/30/2029	USD	9,814,717	9,648,481	9,840,757	[1,3,4]
KENG Acquisition, Inc.	Delayed Draw	8.34%	SOFR	450	8/1/2029	USD	29,041,002	12,214,690	12,419,259	[1,3,4,6]
KENG Acquisition, Inc.	First Lien Term Loan	8.34%	SOFR	450	8/1/2029	USD	11,766,230	11,601,929	11,694,605	[1,3,4]
KENG Acquisition, Inc.	Revolver	0.50%			8/1/2029	USD	4,683,999	(11,526)	(28,513)	[1,2,3]
KL Hilltop Acquisition, LLC	Delayed Draw	8.42%	SOFR	475	3/10/2032	USD	9,177,133	2,868,493	2,863,265	[1,3,4,6]
KL Hilltop Acquisition, LLC	First Lien Term Loan	8.42%	SOFR	475	3/10/2032	USD	11,297,466	11,194,139	11,184,492	[1,3,4]
KL Hilltop Acquisition, LLC	Revolver	8.44%	SOFR	475	3/10/2032	USD	4,222,973	1,282,154	1,277,449	[1,3,4,6]
LAV Gear Holdings, Inc.	First Lien Term Loan	9.65%, 3.44% PIK	SOFR	594	7/31/2029	USD	17,929,342	17,767,329	17,719,121	[1,3,4,9]
LAV Gear Holdings, Inc.	Revolver	0.50%			7/31/2029	USD	607,118	(54,741)	(61,701)	[1,2,3]
Lereta, LLC	First Lien Term Loan	9.08%	SOFR	525	7/30/2028	USD	17,760,000	17,582,400	15,923,794	[1,4]
Lighthouse Buyer, Inc.	Delayed Draw	1.00%			12/11/2031	USD	12,500,000	(124,400)	(125,000)	[1,2,3]
Lighthouse Buyer, Inc.	First Lien Term Loan	8.04%	SOFR	450	12/11/2031	USD	15,000,000	14,851,101	14,850,000	[1,3,4]
Lighthouse Buyer, Inc.	Revolver	8.04%	SOFR	450	12/11/2031	USD	2,500,000	475,226	475,000	[1,3,4,6]
Lighthouse Parent Holdings, Inc.	First Lien Term Loan	8.65%	SOFR	475	12/20/2031	USD	5,295,192	5,236,002	5,262,859	[1,3,4,5]
Lighthouse Parent Holdings, Inc.	Revolver	0.50%			12/20/2031	USD	3,461,538	(37,212)	(21,137)	[1,2,3,5]
Low Voltage Holdings Inc.	Delayed Draw	8.42%	SOFR	475	4/28/2032	USD	14,961,674	4,198,031	4,280,685	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Low Voltage Holdings Inc.	First Lien Term Loan	8.42%	SOFR	475	4/28/2032	USD	35,831,469	$35,620,471	$35,785,686	[1,3,4,5]
Low Voltage Holdings Inc.	Revolver	0.50%			4/28/2032	CAD	10,237,159	(66,625)	(5,176)	[1,2,3,5,7]
Low Voltage Holdings Inc.	Revolver	0.50%			4/28/2032	USD	663,115	(2,851)	(847)	[1,2,3,5]
Lynx Franchising, LLC	First Lien Term Loan	9.60%	SOFR	575	12/23/2026	USD	9,732,198	9,687,391	9,692,398	[1,3,4]
Management Consulting & Research, LLC	Delayed Draw	8.42%	SOFR	475	8/16/2027	USD	35,019,918	34,464,704	34,848,719	[1,3,4]
Management Consulting & Research, LLC	First Lien Term Loan	8.42%	SOFR	475	8/16/2027	USD	14,730,735	13,636,170	14,658,722	[1,3,4]
Management Consulting & Research, LLC	Revolver	8.42%	SOFR	475	8/16/2027	USD	2,195,340	134,644	125,234	[1,3,4,6]
Management Consulting & Research, LLC	Revolver	10.50%	PRIME	375	8/16/2027	USD	1,881,721	1,871,330	1,872,520	[1,3,4]
Management Consulting & Research, LLC	Delayed Draw	8.42%	SOFR	475	6/6/2031	USD	10,008,433	7,960,413	7,992,602	[1,3,4,6]
Marina Acquisition, Inc.	First Lien Term Loan	8.67%	SOFR	500	7/1/2030	USD	10,108,697	9,986,139	9,870,454	[1,3,4,5]
Marina Acquisition, Inc.	Revolver	11.50%	PRIME	400	7/1/2030	USD	1,458,687	566,666	549,096	[1,3,4,5,6]
Markon, LLC	Delayed Draw	8.39%	SOFR	450	11/5/2030	USD	11,450,000	11,395,562	11,378,193	[1,3,4]
Markon, LLC	Delayed Draw	8.41%	SOFR	450	11/5/2030	USD	10,829,583	10,757,289	10,761,667	[1,3,4]
Markon, LLC	First Lien Term Loan	8.40%	SOFR	450	11/5/2030	USD	11,579,167	11,529,857	11,506,550	[1,3,4]
Markon, LLC	Revolver	0.50%			11/5/2030	USD	3,333,333	(13,925)	(20,904)	[1,2,3]
McKissock Investment Holdings, LLC	First Lien Term Loan	8.87%	SOFR	500	3/10/2029	USD	24,562,500	24,153,827	23,322,094	[1,4]
MicroStar Logistics LLC	Revolver	8.79%	SOFR	450	12/31/2029	USD	1,000	797	805	[1,3,4,5,6]
MicroStar Logistics LLC	First Lien Term Loan	11.17%	SOFR	750	12/31/2030	USD	8,954,005	8,874,737	8,944,220	[1,3,4,5]
Miraclon Corporation	First Lien Term Loan	7.57%	EURIBOR	550	11/26/2031	EUR	50,000,000	51,885,723	58,386,004	[1,3,4,7]
Miraclon Corporation	Revolver	0.50%			11/26/2031	EUR	6,382,979	(366,383)	794,886	[1,2,3,7]
Monarch Buyer, Inc.	Delayed Draw	8.57%	SOFR	475	6/2/2032	USD	2,716,859	177,638	187,175	[1,3,4,5,6]
Monarch Buyer, Inc.	Revolver	0.50%			6/2/2032	USD	1,222,587	(11,307)	(7,465)	[1,2,3,5]
National EC Services, INC.	Revolver	0.50%			5/6/2030	USD	4,204,626	(41,680)	(42,046)	[1,2,3]
National EC Services, INC.	Delayed Draw	1.00%			5/6/2031	USD	21,023,128	(209,492)	(210,231)	[1,2,3]
NCP-MSI Buyer, Inc.	Delayed Draw	7.42%	SOFR	375	3/24/2031	USD	761,946	753,070	752,422	[1,3,4,5]
NCP-MSI Buyer, Inc.	Delayed Draw	8.54%	SOFR	475	3/24/2031	USD	795,825	108,666	108,580	[1,3,4,5,6]
NCP-MSI Buyer, Inc.	First Lien Term Loan	8.42%	SOFR	450	3/24/2031	USD	2,963,193	2,929,847	2,926,153	[1,3,4,5]
NCP-MSI Buyer, Inc.	Revolver	7.47%	SOFR	375	3/24/2031	USD	1,001	729	738	[1,3,4,5,6]
Nordahl Midco 4 S.A.R.L	Delayed Draw	6.75%	EURIBOR	475	4/14/2032	EUR	3,781,331	4,271,404	4,435,790	[1,3,4,7]
Nordahl Midco 4 S.A.R.L	Delayed Draw	8.67%	NOWA	475	4/14/2032	NOK	217,864,231	4,092,121	4,877,174	[1,3,4,6,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Nordahl Midco 4 S.A.R.L	First Lien Term Loan	6.75%	EURIBOR	475	4/14/2032	EUR	29,170,448	$32,531,342	$34,046,277	[1,3,4,7]
Nordahl Midco 4 S.A.R.L	First Lien Term Loan	8.98%	NOWA	475	4/14/2032	NOK	339,059,674	32,314,051	33,275,087	[1,3,4,7]
North Haven Stack Buyer, LLC	Delayed Draw	8.57%	SOFR	475	7/16/2031	USD	774,591	745,223	746,505	[1,3,4,5,6]
North Haven Stack Buyer, LLC	First Lien Term Loan	8.57%	SOFR	475	7/16/2031	USD	1,019,080	1,015,111	1,017,967	[1,3,4,5]
North Haven Stack Buyer, LLC	Revolver	8.57%	SOFR	475	7/16/2031	USD	202,983	151,946	153,031	[1,3,4,5,6]
Onyx-Fire Protection Services, Inc.	Delayed Draw	6.76%	CORRA	450	7/31/2031	CAD	1,934,805	217,410	217,239	[1,3,4,5,6,7]
Onyx-Fire Protection Services, Inc.	First Lien Term Loan	6.76%	CORRA	450	7/31/2031	CAD	4,793,676	3,473,323	3,471,081	[1,3,4,5,7]
Onyx-Fire Protection Services, Inc.	Revolver	6.76%	CORRA	450	7/31/2031	CAD	3,761,622	175,019	172,145	[1,3,4,5,6,7]
Opus Regulatory Buyer, Inc.	Delayed Draw	0.50%			9/19/2031	USD	3,600,000	(34,308)	(39,894)	[1,2,3,5]
Opus Regulatory Buyer, Inc.	First Lien Term Loan	7.95%	SOFR	425	9/19/2031	USD	4,200,000	4,159,524	4,153,456	[1,3,4,5]
Opus Regulatory Buyer, Inc.	Revolver	0.50%			9/19/2031	USD	1,200,000	(11,436)	(13,298)	[1,2,3,5]
Orion Group FM Holdings, LLC	Delayed Draw	8.59%	SOFR	475	6/30/2029	USD	23,157,895	2,434,612	2,354,762	[1,3,4,6]
Orion Group FM Holdings, LLC	Delayed Draw	8.65%	SOFR	475	6/30/2029	USD	21,509,704	20,944,628	21,277,032	[1,3,4]
Orion Group FM Holdings, LLC	First Lien Term Loan	8.42%	SOFR	475	6/30/2029	USD	31,084,046	30,460,957	30,747,807	[1,3,4]
Orion Group FM Holdings, LLC	Revolver	0.50%			6/30/2029	USD	5,789,474	(54,310)	(62,625)	[1,2,3]
Orion Group FM Holdings, LLC	Revolver	8.44%	SOFR	475	6/30/2029	USD	4,342,105	1,498,545	1,458,294	[1,3,4,6]
OSP Burns Purchaser, LLC	Delayed Draw	0.50%			11/7/2031	USD	4,195,144	(41,429)	(41,951)	[1,2,3]
OSP Burns Purchaser, LLC	First Lien Term Loan	8.37%	SOFR	450	11/7/2031	USD	2,983,303	2,954,031	2,953,470	[1,3,4]
OSP Burns Purchaser, LLC	Revolver	0.50%			11/7/2031	USD	3,092,783	(30,156)	(30,928)	[1,2,3]
Oxford Global Resources, Inc.	Delayed Draw	9.82%	SOFR	600	8/17/2027	USD	119,783	119,783	119,783	[1,3,4]
Oxford Global Resources, Inc.	First Lien Term Loan	9.84%	SOFR	610	8/17/2027	USD	1,119,067	1,119,067	1,119,067	[1,3,4]
Oxford Global Resources, Inc.	First Lien Term Loan	10.02%	SOFR	610	8/17/2027	USD	6,743,675	6,743,675	6,743,675	[1,3,4]
Oxford Global Resources, Inc.	Revolver	0.50%			8/17/2027	USD	128,823	-	-	[1,2,3]
P20 Parent, Inc.	First Lien Term Loan	11.17%	SOFR	750	7/12/2028	USD	33,950,000	33,601,363	33,441,511	[1,3,4]
PAS Parent, Inc.	Revolver	0.50%			12/30/2027	USD	37,500	(363)	(375)	[1,2,3]
PAS Parent, Inc.	Delayed Draw	1.00%			12/30/2028	USD	4,167,688	(39,419)	(41,677)	[1,2,3]
PAS Parent, Inc.	First Lien Term Loan	8.22%	SOFR	450	12/30/2028	USD	472,359	468,023	467,635	[1,3,4]
PAS Parent, Inc.	Revolver	0.50%			8/18/2031	USD	51,476	(484)	(515)	[1,2,3]
PAS Parent, Inc.	Delayed Draw	1.00%			8/18/2032	USD	850,214	(8,278)	(8,502)	[1,2,3]
Pave America Holding, LLC	Delayed Draw	8.90%, 2.88% PIK	SOFR	525	8/29/2032	USD	14,372,763	4,099,891	4,096,237	[1,3,4,5,6,9]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Pave America Holding, LLC	First Lien Term Loan	8.92%, 2.88% PIK	SOFR	525	8/29/2032	USD	41,421,818	$41,022,851	$41,007,599	[1,3,4,5,9]
Pave America Holding, LLC	Revolver	8.42%	SOFR	475	8/29/2032	USD	10,867,929	3,514,683	3,509,986	[1,3,4,5,6]
Pavion Corp.	Delayed Draw	9.88%	SOFR	600	10/30/2030	USD	3,190,372	2,694,779	2,717,318	[1,3,4,5,6]
Pavion Corp.	First Lien Term Loan	9.84%	SOFR	600	10/30/2030	USD	13,048,635	12,850,761	12,936,618	[1,3,4,5]
PeachTree Buyer, Inc.	Delayed Draw	1.00%			12/12/2032	USD	19,531,363	(129,114)	(97,657)	[1,2,3]
PeachTree Buyer, Inc.	First Lien Term Loan	8.22%	SOFR	450	12/12/2032	USD	18,640,952	18,455,578	18,547,747	[1,3,4]
PeachTree Buyer, Inc.	First Lien Term Loan	8.42%	SOFR	450	12/12/2032	USD	38,000,000	37,810,738	37,810,000	[1,3,4]
PeachTree Buyer, Inc.	Revolver	8.22%	SOFR	450	12/12/2032	USD	4,178,144	601,317	621,900	[1,3,4,6]
PeachTree Buyer, Inc.	Revolver	8.42%	SOFR	450	12/12/2032	USD	7,396,552	1,101,139	1,100,948	[1,3,4,6]
Pearl Acquisition Buyer, Inc.	Delayed Draw	1.00%			12/31/2032	USD	9,137,930	(45,690)	(45,690)	[1,2,3]
Pearl Acquisition Buyer, Inc.	First Lien Term Loan	8.17%	SOFR	450	12/31/2032	USD	13,706,896	13,638,362	13,638,362	[1,3,4]
Pearl Acquisition Buyer, Inc.	Revolver	8.17%	SOFR	450	12/31/2032	USD	3,448,276	241,380	241,380	[1,3,4,6]
Phoenix Finance, Inc.	Second Lien Term Loan	11.32%	SOFR	750	8/14/2028	USD	5,688,017	5,572,803	5,512,130	[1,3,4]
Polyphase Elevator Holding Company	Delayed Draw	8.70%	SOFR	500	11/24/2032	USD	2,884,183	1,189,821	1,189,725	[1,3,4,5,6]
Polyphase Elevator Holding Company	First Lien Term Loan	8.70%	SOFR	500	11/24/2032	USD	17,997,298	17,862,807	17,862,318	[1,3,4,5]
Polyphase Elevator Holding Company	Revolver	0.50%			11/24/2032	USD	1,618,520	(12,077)	(12,139)	[1,2,3,5]
Priority Waste Holdings LLC	Delayed Draw	0.50%			8/18/2029	USD	17,886	-	-	[1,2,3,5]
Priority Waste Holdings LLC	First Lien Term Loan	11.00%			8/18/2029	USD	71,544	71,544	71,544	[1,3,5]
Project Cardinal Acquisition, LLC	Delayed Draw	1.00%			10/1/2032	USD	344,866	(3,389)	(3,794)	[1,2,3,5]
Project Cardinal Acquisition, LLC	First Lien Term Loan	8.17%	SOFR	450	10/1/2032	USD	1,724,330	1,707,533	1,705,362	[1,3,4,5]
Project Cardinal Acquisition, LLC	Revolver	8.17%	SOFR	450	10/1/2032	USD	417,298	274,153	273,609	[1,3,4,5,6]
Propio LS, LLC	First Lien Term Loan	8.47%	SOFR	475	5/12/2030	USD	28,067,804	27,811,583	27,787,126	[1,3,4,5]
Propio LS, LLC	Revolver	8.68%	SOFR	475	5/12/2030	USD	779,982	325,620	324,733	[1,3,4,5,6]
Qualus Corp.	Delayed Draw	8.04%	SOFR	425	3/27/2028	USD	18,653,261	10,990,883	10,986,771	[1,3,4,6]
Qualus Corp.	First Lien Term Loan	8.09%	SOFR	425	3/27/2028	USD	12,219,641	12,162,395	12,158,543	[1,3,4]
Qualus Power Services Corp.	Delayed Draw	1.00%			3/27/2031	USD	44,500,000	(220,939)	(222,500)	[1,2,3]
RailPros Parent, LLC	Delayed Draw	0.50%			5/22/2032	USD	12,478,469	(119,442)	(124,785)	[1,2,3]
RailPros Parent, LLC	First Lien Term Loan	8.13%	SOFR	425	5/22/2032	USD	16,687,784	16,531,524	16,520,906	[1,3,4]
RailPros Parent, LLC	Revolver	0.50%			5/22/2032	USD	6,239,640	(57,065)	(62,396)	[1,2,3]
Registrar Intermediate, LLC	Delayed Draw	8.86%	SOFR	500	8/26/2029	USD	611,040	385,555	384,294	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Registrar Intermediate, LLC	First Lien Term Loan	8.82%	SOFR	500	8/26/2029	USD	478,497	$475,349	$473,195	[1,3,4,5]
Registrar Intermediate, LLC	Revolver	8.82%	SOFR	500	8/26/2029	USD	19,069	12,395	12,183	[1,3,4,5,6]
Risepoint, LLC	First Lien Term Loan	9.47%	SOFR	575	4/10/2030	USD	9,975,000	9,798,187	9,775,500	[1,3,4]
RQM Buyer, Inc.	Delayed Draw	10.68%, 4.75% PIK	SOFR	675	8/12/2029	USD	4,668,549	4,668,549	1,937,119	[1,3,4,9]
RQM Buyer, Inc.	First Lien Term Loan	10.68%, 4.75% PIK	SOFR	675	8/12/2029	USD	20,024,972	19,920,003	8,308,954	[1,3,4,9]
RQM Buyer, Inc.	First Lien Term Loan	10.68%, 4.75% PIK	SOFR	675	8/12/2029	USD	8,705,077	8,679,371	3,611,994	[1,3,4,9]
Ruppert Landscape, LLC	Delayed Draw	1.00%			12/1/2029	USD	129,190	(1,202)	(735)	[1,2,3,5]
Ruppert Landscape, LLC	First Lien Term Loan	8.86%	SOFR	500	12/1/2029	USD	338,277	335,285	336,353	[1,3,4,5]
Ruppert Landscape, LLC	Revolver	8.85%	SOFR	500	12/1/2029	USD	32,298	8,603	8,698	[1,3,4,5,6]
S4T Holdings Corp.	Delayed Draw	8.47%	SOFR	475	12/27/2026	USD	5,326,272	5,237,476	5,273,010	[1,3,4]
S4T Holdings Corp.	First Lien Term Loan	8.47%	SOFR	475	12/27/2026	USD	26,941,396	26,818,656	26,671,982	[1,3,4]
Saber Parent Holdings Corp.	Delayed Draw	1.00%			12/16/2032	USD	3,704,331	(18,464)	(18,522)	[1,2,3,5]
Saber Parent Holdings Corp.	First Lien Term Loan	8.23%	SOFR	450	12/16/2032	USD	13,428,203	13,361,361	13,361,062	[1,3,4,5]
Saber Parent Holdings Corp.	Revolver	0.50%			12/16/2032	USD	1,616,199	(8,031)	(8,081)	[1,2,3,5]
Schellman Operations, LLC	First Lien Term Loan	8.42%	SOFR	475	9/30/2027	USD	9,408,586	9,327,202	9,314,500	[1,3,4]
Seahawk Bidco, LLC	Revolver	0.50%			12/18/2030	USD	1,090,909	(6,843)	(3,937)	[1,2,3,5]
Seahawk Bidco, LLC	Delayed Draw	8.63%	SOFR	475	12/18/2031	USD	3,626,831	2,830,119	2,841,926	[1,3,4,5,6]
Secret Bidco Limited	Delayed Draw	1.00%			11/28/2030	GBP	2,461,152	1,105,354	1,368,215	[1,2,3,7]
Secret Bidco Limited	First Lien Term Loan	8.02%	SONIA	430	11/28/2030	GBP	14,048,253	17,428,684	18,876,986	[1,3,4,7]
Select Exterminating Intermediate II, LLC	Delayed Draw	8.14%	SOFR	425	6/9/2032	USD	5,190,311	1,465,881	1,463,668	[1,3,4,6]
Select Exterminating Intermediate II, LLC	First Lien Term Loan	7.92%	SOFR	425	6/9/2032	USD	4,431,317	4,389,659	4,387,003	[1,3,4]
Select Exterminating Intermediate II, LLC	Revolver	0.50%			6/9/2032	USD	2,352,941	(21,663)	(23,529)	[1,2,3]
Senske Acquisition, Inc.	Delayed Draw	8.72%	SOFR	500	6/13/2031	USD	56,385	30,843	31,326	[1,3,4,5,6]
Shermco Intermediate Holdings, Inc.	Delayed Draw	8.87%	SOFR	500	12/5/2026	USD	133,610	133,610	133,464	[1,3,4,5]
Shermco Intermediate Holdings, Inc.	Revolver	8.87%	SOFR	500	12/5/2026	USD	64,951	38,451	38,900	[1,3,4,5,6]
Shermco Intermediate Holdings, Inc.	Delayed Draw	8.87%	SOFR	500	6/16/2027	USD	685,628	285,881	292,129	[1,3,4,5,6]
Shout! Factory, LLC	First Lien Term Loan	8.92%	SOFR	525	6/30/2031	USD	1,694,340	1,670,630	1,667,101	[1,3,4,5]
Shout! Factory, LLC	Revolver	8.92%	SOFR	525	6/30/2031	USD	209,252	117,421	116,956	[1,3,4,5,6]
Slavic401k, Inc.	Delayed Draw	1.00%			5/2/2030	USD	3,937,008	(46,653)	(49,213)	[1,2,3]
Slavic401k, Inc.	First Lien Term Loan	8.10%	SOFR	425	5/2/2030	USD	2,165,929	2,141,754	2,138,855	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Slavic401k, Inc.	Revolver	0.50%			5/2/2030	USD	551,181	$(5,987)	$(6,890)	[1,2,3]
Southpaw AP Buyer, LLC	Delayed Draw	9.50%	SOFR	550	3/20/2028	USD	22,407	19,740	20,247	[1,3,4,6]
Southpaw AP Buyer, LLC	First Lien Term Loan	9.49%	SOFR	550	3/20/2028	USD	275,468	272,896	273,320	[1,3,4]
Southpaw AP Buyer, LLC	Revolver	9.53%	SOFR	550	3/20/2028	USD	22,570	4,950	4,970	[1,3,4,6]
Stats Intermediate Holdings, LLC	First Lien Term Loan	9.40%	SOFR	525	7/10/2026	USD	3,699,162	3,582,094	3,645,524	[1,4]
Talon Buyer Inc.	Delayed Draw	8.27%	SOFR	450	7/15/2032	USD	1,449,533	245,025	243,598	[1,3,4,5,6]
Talon Buyer Inc.	First Lien Term Loan	8.40%	SOFR	450	7/15/2032	USD	1,884,393	1,861,945	1,859,746	[1,3,4,5]
Talon Buyer Inc.	Revolver	0.50%			7/15/2032	USD	527,321	(6,166)	(6,897)	[1,2,3,5]
The Arcticom Group, LLC	Delayed Draw	11.72%, 4.50% PIK	SOFR	800	12/22/2027	USD	10,204,141	9,810,031	10,055,435	[1,3,4,6,9]
The Arcticom Group, LLC	First Lien Term Loan	11.72%, 4.50% PIK	SOFR	800	12/22/2027	USD	4,133,571	4,086,822	4,087,763	[1,3,4,9]
The Arcticom Group, LLC	Revolver	11.72%, 4.50% PIK	SOFR	800	12/22/2027	USD	2,202,902	1,828,519	1,807,061	[1,3,4,6,9]
The Chartis Group, LLC	Delayed Draw	7.92%	SOFR	425	9/17/2031	USD	6,219,557	979,950	980,616	[1,3,4,5,6]
The Chartis Group, LLC	First Lien Term Loan	7.95%	SOFR	425	9/17/2031	USD	1,978,974	1,961,928	1,961,164	[1,3,4,5]
The Chartis Group, LLC	Revolver	0.50%			9/17/2031	USD	3,109,778	(25,614)	(27,988)	[1,2,3,5]
The Hiller Companies, Inc.	Delayed Draw	8.72%	SOFR	500	6/20/2030	USD	2,730,356	2,501,318	2,500,953	[1,3,4,5,6]
The Hiller Companies, Inc.	Delayed Draw	8.73%	SOFR	500	6/20/2030	USD	1,137,338	760,038	761,015	[1,3,4,5,6]
The Hiller Companies, Inc.	Revolver	0.50%			6/20/2030	USD	1,592,565	(11,945)	(13,701)	[1,2,3,5]
Titan Group Holdco, LLC	Delayed Draw	0.50%			8/12/2029	USD	3,062,822	(39,739)	(3,347)	[1,2,3]
Titan Group Holdco, LLC	Delayed Draw	1.00%			8/12/2029	USD	3,062,822	(39,794)	(3,347)	[1,2,3]
Titan Group Holdco, LLC	Delayed Draw	8.42%	SOFR	475	8/12/2029	USD	5,350,360	5,250,846	5,344,513	[1,3,4]
Titan Group Holdco, LLC	First Lien Term Loan	8.42%	SOFR	475	8/12/2029	USD	21,640,579	21,360,924	21,616,931	[1,3,4]
Titan Group Holdco, LLC	Revolver	0.50%			8/12/2029	USD	5,562,822	(32,479)	(6,079)	[1,2,3]
Titanium Midco LLC	Delayed Draw	1.00%			9/24/2031	USD	1,151,179	(11,415)	(11,512)	[1,2,3]
Titanium Midco LLC	First Lien Term Loan	8.42%	SOFR	450	9/24/2031	USD	2,238,947	2,216,735	2,216,557	[1,3,4]
Titanium Midco LLC	Revolver	0.50%			9/24/2031	USD	721,501	(7,140)	(7,215)	[1,2,3]
Trak Purchaser, Inc.	First Lien Term Loan	9.34%	SOFR	550	6/20/2031	USD	6,647,387	6,554,247	6,547,676	[1,3,4]
Trak Purchaser, Inc.	First Lien Term Loan	9.47%	SOFR	575	6/20/2031	USD	2,228,004	2,194,743	2,194,584	[1,3,4]
Trak Purchaser, Inc.	Revolver	9.34%	SOFR	550	6/20/2031	USD	465,517	459,231	458,534	[1,3,4]
Trilon Group, LLC	Delayed Draw	8.42%	SOFR	475	5/27/2029	USD	28,357,897	23,778,680	23,934,966	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Trilon Group, LLC	First Lien Term Loan	8.42%	SOFR	475	5/27/2029	USD	73,609,413	$72,209,116	$72,929,137	[1,3,4,5]
Trilon Group, LLC	Revolver	8.42%	SOFR	475	5/27/2029	USD	2,760,585	363,887	375,191	[1,3,4,6]
Unity Purchaser, LLC	Delayed Draw	8.42%	SOFR	475	1/27/2031	USD	560,722	553,303	560,109	[1,3,4,5]
Unity Purchaser, LLC	Delayed Draw	8.44%	SOFR	475	1/27/2031	USD	1,405,317	324,812	342,767	[1,3,4,5,6]
Unity Purchaser, LLC	First Lien Term Loan	8.42%	SOFR	475	1/27/2031	USD	1,205,552	1,189,615	1,204,234	[1,3,4,5]
Unity Purchaser, LLC	Revolver	0.50%			1/27/2031	USD	409,338	(5,207)	(447)	[1,2,3,5]
UP Intermediate II LLC	Revolver	0.50%			3/14/2031	USD	151,678	(1,399)	(166)	[1,2,3,5]
UP Intermediate II LLC	First Lien Term Loan	8.42%	SOFR	475	3/15/2032	USD	940,343	931,405	939,315	[1,3,4,5]
USIC Holdings, Inc.	Delayed Draw	9.32%	SOFR	550	9/10/2031	USD	4,136,693	2,513,689	2,551,440	[1,3,4,5,6]
USIC Holdings, Inc.	First Lien Term Loan	9.32%	SOFR	550	9/10/2031	USD	63,423,760	63,016,341	63,982,906	[1,3,4,5]
USIC Holdings, Inc.	First Lien Term Loan	9.57%, 2.88% PIK	SOFR	575	9/10/2031	USD	57,744,494	57,208,315	58,033,216	[1,3,4,9]
USIC Holdings, Inc.	Revolver	9.32%	SOFR	550	9/10/2031	USD	8,943,874	6,944,295	7,013,019	[1,3,4,5,6]
USRP Holdings, Inc.	Delayed Draw	8.72%	SOFR	500	12/31/2029	USD	43,764,882	26,794,175	27,593,150	[1,3,4,5,6]
USRP Holdings, Inc.	First Lien Term Loan	8.72%	SOFR	500	12/31/2029	USD	32,220,020	31,540,797	32,184,810	[1,3,4]
USRP Holdings, Inc.	Revolver	0.50%			12/31/2029	USD	5,317,497	(68,442)	(5,811)	[1,2,3,5]
Valcourt Holdings II, LLC	Delayed Draw	9.02%	SOFR	500	11/21/2029	USD	13,395,890	13,194,337	13,381,251	[1,3,4,6]
Valcourt Holdings II, LLC	First Lien Term Loan	9.02%	SOFR	500	11/21/2029	USD	40,225,993	39,650,310	40,182,035	[1,3,4]
Valet Waste Holdings, Inc.	First Lien Term Loan	9.72%	SOFR	600	5/1/2029	USD	2,330,787	2,313,648	2,328,240	[1,3,4,5]
Valet Waste Holdings, Inc.	Revolver	9.72%	SOFR	600	5/1/2029	USD	107,147	73,989	74,629	[1,3,4,5,6]
Valicor PPC Intermediate I LLC	Revolver	8.72%	SOFR	500	1/24/2028	USD	653,364	651,317	648,149	[1,3,4,5]
Valicor PPC Intermediate I LLC	First Lien Term Loan	8.68%	SOFR	500	7/24/2028	USD	1,044,622	1,040,363	1,035,028	[1,3,4,5]
Valicor PPC Intermediate I LLC	First Lien Term Loan	8.72%	SOFR	500	7/24/2028	USD	3,302,115	3,290,461	3,271,789	[1,3,4,5]
Valkyrie Buyer, LLC	Revolver	8.42%	SOFR	525	5/6/2030	USD	4,385,965	1,355,266	1,359,648	[1,3,4,6]
Valkyrie Buyer, LLC	Delayed Draw	8.42%	SOFR	475	5/6/2031	USD	22,210,582	21,421,881	21,475,290	[1,3,4,6]
Valkyrie Buyer, LLC	Delayed Draw	9.04%	SOFR	525	5/6/2031	USD	26,307,117	19,400,497	19,495,449	[1,3,4,6]
Valkyrie Buyer, LLC	First Lien Term Loan	8.42%	SOFR	475	5/6/2031	USD	36,842,116	36,388,173	36,473,695	[1,3,4]
Vehicle Management Services LLC	First Lien Term Loan	10.07%	SOFR	625	7/26/2027	USD	1,853,123	1,829,107	1,825,326	[1,3,4]
Vehicle Management Services LLC	First Lien Term Loan	10.08%	SOFR	625	7/26/2027	USD	34,384,144	34,025,740	33,868,381	[1,3,4]
Vehicle Management Services LLC	First Lien Term Loan	10.08%	SOFR	625	7/26/2027	USD	2,765,621	2,732,676	2,724,137	[1,3,4]
Vehicle Management Services, LLC	First Lien Term Loan	10.08%	SOFR	625	7/26/2028	USD	35,540,796	34,991,874	35,007,684	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Vehicle Management Services, LLC	Revolver	10.07%	SOFR	625	7/26/2028	USD	7,259,480	$4,176,774	$4,174,199	[1,3,4,6]
Vensure Employer Services, Inc.	Delayed Draw	8.67%	SOFR	500	9/27/2031	USD	28,393,662	25,504,515	25,518,177	[1,3,4,5,6]
Vensure Employer Services, Inc.	First Lien Term Loan	8.69%	SOFR	500	9/27/2031	USD	84,101,323	83,373,200	83,394,872	[1,3,4,5]
Vista Higher Learning LLC	First Lien Term Loan	7.21%	SOFR	350	9/16/2031	USD	1,000	990	989	[1,3,4,5]
Vista Higher Learning LLC	First Lien Term Loan	8.46%	SOFR	475	9/16/2031	USD	3,141,837	3,111,583	3,107,020	[1,3,4,5]
Vista Higher Learning LLC	Revolver	7.21%	SOFR	350	9/16/2031	USD	1,001	166	165	[1,3,4,5,6]
Vomela Purchaser LLC	Delayed Draw	0.50%			12/31/2029	USD	3,166,227	(62,904)	(63,325)	[1,2,3]
Vomela Purchaser LLC	First Lien Term Loan	9.48%	SOFR	550	12/31/2029	USD	23,667,546	23,199,374	23,194,195	[1,3,4]
VRC Companies, LLC	Delayed Draw	8.90%	SOFR	525	6/29/2027	USD	4,976,721	4,932,686	4,971,283	[1,3,4]
VRC Companies, LLC	Delayed Draw	9.19%	SOFR	550	6/29/2027	USD	9,896,621	9,824,887	9,885,806	[1,3,4]
VRC Companies, LLC	First Lien Term Loan	9.09%	SOFR	525	6/29/2027	USD	13,738,065	13,654,067	13,723,053	[1,3,4]
VRC Companies, LLC	First Lien Term Loan	9.19%	SOFR	550	6/29/2027	USD	10,433,668	10,377,957	10,422,266	[1,3,4]
VRC Companies, LLC	Revolver	0.50%			6/29/2027	USD	146	-	-	[1,2,3]
W.A. Kendall and Company LLC	Delayed Draw	10.04%	SOFR	575	4/22/2030	USD	10,840,108	1,994,844	2,080,295	[1,3,4,6]
W.A. Kendall and Company LLC	Delayed Draw	10.36%	SOFR	575	4/22/2030	USD	440,332	436,358	439,852	[1,3,4]
W.A. Kendall and Company LLC	First Lien Term Loan	10.38%	ARR CSA	575	4/22/2030	USD	7,212,039	7,146,030	7,204,158	[1,3,4]
W.A. Kendall and Company LLC	Revolver	10.50%	ARR CSA	588	4/22/2030	USD	1,488,429	820,197	831,894	[1,3,4,6]
Wasteology Group Transportation, LLC	Delayed Draw	0.50%			11/3/2032	USD	9,195,921	(90,909)	(91,959)	[1,2,3]
Wasteology Group Transportation, LLC	First Lien Term Loan	8.60%	SOFR	475	11/3/2032	USD	7,908,492	7,830,698	7,829,408	[1,3,4]
Wasteology Group Transportation, LLC	Revolver	0.50%			11/3/2032	USD	2,845,586	(27,804)	(28,456)	[1,2,3]
Wipfli Advisory LLC	Delayed Draw	0.50%			10/1/2032	USD	857,184	(4,228)	(4,286)	[1,2,3,5]
Wipfli Advisory LLC	Delayed Draw	1.00%			10/1/2032	USD	25,866,113	(126,998)	(129,331)	[1,2,3]
Wipfli Advisory LLC	First Lien Term Loan	8.16%	SOFR	450	10/1/2032	USD	33,786,103	33,621,450	33,617,172	[1,3,4,5]
Wipfli Advisory LLC	Revolver	0.50%			10/1/2032	USD	17,815,531	(85,920)	(89,077)	[1,2,3,5]
Wolverine Seller Holdings, LLC	Delayed Draw	8.42%	SOFR	475	1/17/2030	USD	11,356,467	1,834,722	1,831,230	[1,3,4,6]
Wolverine Seller Holdings, LLC	Revolver	8.42%	SOFR	475	1/17/2030	USD	1,419,558	213,727	212,934	[1,3,4,6]
WRE Holding Corp.	Revolver	0.50%			7/2/2030	USD	6,308,069	(50,018)	(63,081)	[1,2,3]
WRE Holding Corp.	Delayed Draw	1.00%			7/2/2031	USD	614,217	(6,063)	(6,142)	[1,2,3,5]
WRE Holding Corp.	Delayed Draw	8.59%	SOFR	500	7/2/2031	USD	11,787,900	11,681,910	11,670,019	[1,3,4]
WRE Holding Corp.	Delayed Draw	8.70%	SOFR	500	7/2/2031	USD	45,171	44,724	44,719	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
WRE Holding Corp.	Delayed Draw	8.86%	SOFR	500	7/2/2031	USD	12,001,442	$787,164	$784,495	[1,3,4,6]
WRE Holding Corp.	Delayed Draw	8.86%	SOFR	500	7/2/2031	USD	4,894	4,845	4,845	[1,3,4,5]
WRE Holding Corp.	First Lien Term Loan	8.87%	SOFR	500	7/2/2031	USD	45,815,299	45,419,168	45,357,146	[1,3,4]
YA Intermediate Holdings II, LLC	Delayed Draw	8.69%	SOFR	500	10/1/2031	USD	4,211,236	598,840	632,654	[1,3,4,5,6]
YA Intermediate Holdings II, LLC	First Lien Term Loan	8.60%	SOFR	475	10/1/2031	USD	10,039,177	9,951,699	10,028,207	[1,3,4,5]
YA Intermediate Holdings II, LLC	Revolver	11.50%	PRIME	400	10/1/2031	USD	2,023,007	1,230,503	1,245,313	[1,3,4,5,6]
YLG Holdings, Inc.	Delayed Draw	8.41%	SOFR	475	12/23/2030	USD	77,716,919	61,581,606	61,962,151	[1,3,4,5,6]
YLG Holdings, Inc.	First Lien Term Loan	8.41%	SOFR	475	12/23/2030	USD	14,196,523	14,071,708	14,074,433	[1,3,4,5]
YLG Holdings, Inc.	Revolver	8.44%	SOFR	475	12/23/2030	USD	530,437	55,072	55,554	[1,3,4,5,6]
YLG Holdings, Inc.	Revolver	10.50%	PRIME	375	12/23/2030	USD	7,473,747	(61,561)	(64,274)	[1,2,3,5]
Zinc Buyer Corporation	Delayed Draw	8.42%	SOFR	475	7/24/2031	USD	8,058,065	3,470,447	3,471,596	[1,3,4,5,6]
Zinc Buyer Corporation	First Lien Term Loan	8.42%	SOFR	475	7/24/2031	USD	17,455,996	17,305,662	17,305,817	[1,3,4,5]
Zinc Buyer Corporation	Revolver	0.50%			7/24/2031	USD	2,602,564	(21,148)	(22,390)	[1,2,3]
								3,489,049,805	3,487,033,138
Communications — 3.1%
1236904 B.C. Ltd.	First Lien Term Loan	9.97%	SOFR	592	3/4/2027	USD	727,399	720,181	583,291	[1,3,4,10]
2080 Media, Inc.	Delayed Draw	1.00%			3/14/2029	USD	2,811,028	(25,679)	8,936	[1,2,3]
AG-Twin Brook Communication Services	First Lien Term Loan	10.10%, 5.00% PIK	SOFR	600	9/30/2026	USD	26,877,402	26,817,387	26,636,169	[1,3,4,5,9]
ARC Media Holdings Limited	First Lien Term Loan	11.24%	SOFR	725	10/31/2027	USD	2,217,450	2,177,265	2,190,440	[1,3,4]
Aurelia Netherlands Midco 2 B.V.	First Lien Term Loan	6.78%	EURIBOR	475	5/1/2031	EUR	150,000,000	165,372,914	175,210,839	[1,3,4,7]
Aurelia Netherlands Midco 2 B.V.	First Lien Term Loan	6.77%	EURIBOR	475	5/29/2031	EUR	17,013,236	19,040,399	19,872,690	[1,3,4,7]
Blue Bidco Limited	Delayed Draw	8.97%	SONIA	500	5/21/2032	GBP	5,325,247	3,934,726	3,871,841	[1,3,4,6,7]
Blue Bidco Limited	First Lien Term Loan	7.17%	EURIBOR	500	5/21/2032	EUR	7,205,659	8,264,493	8,390,507	[1,3,4,7]
Blue Bidco Limited	First Lien Term Loan	8.68%	SOFR	500	5/21/2032	USD	2,119,569	2,099,598	2,100,103	[1,3,4]
Blue Bidco Limited	First Lien Term Loan	8.97%	SONIA	500	5/21/2032	GBP	10,916,786	14,710,870	14,579,494	[1,3,4,7]
BrightSign, LLC	First Lien Term Loan	9.07%	SOFR	550	10/14/2027	USD	4,836,683	4,789,211	4,831,398	[1,3,4]
CCI Buyer, Inc.	First Lien Term Loan	8.67%	SOFR	500	5/13/2032	USD	63,088,932	62,499,376	62,458,042	[1,3,4]
CCI Buyer, Inc.	Revolver	0.50%			5/13/2032	USD	3,240,252	(29,521)	(32,402)	[1,2,3]
CM Acquisitions Holdings, Inc.	Delayed Draw	9.10%, 2.50% PIK	SOFR	550	5/6/2026	USD	246,602	241,952	245,347	[1,3,4,9]
CM Acquisitions Holdings, Inc.	First Lien Term Loan	9.10%, 2.50% PIK	SOFR	550	5/6/2026	USD	2,150,365	2,148,977	2,139,423	[1,3,4,9]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
CM Acquisitions Holdings, Inc.	Incremental Term Loan	9.10%, 2.50% PIK	SOFR	550	5/6/2026	USD	670,871	$665,866	$667,457	[1,3,4,9]
Deerfield Group LLC	Delayed Draw	1.00%			7/1/2028	USD	2,944,739	(33,732)	(36,809)	[1,2,3]
Deerfield Group LLC	First Lien Term Loan	8.57%	SOFR	475	7/1/2028	USD	4,457,742	4,410,294	4,402,021	[1,3,4]
Doxim, Inc.	First Lien Term Loan	10.22%	SOFR	650	11/30/2027	USD	3,296,916	3,267,614	3,260,380	[1,3,4,5]
Doxim, Inc.	Revolver	10.22%	SOFR	650	11/30/2027	USD	256,250	4,170	3,574	[1,3,4,5,6]
Everbridge Holdings, LLC	Delayed Draw	8.66%	SOFR	500	7/2/2031	USD	5,539,222	2,138,906	2,155,391	[1,3,4,6]
Everbridge Holdings, LLC	First Lien Term Loan	8.66%	SOFR	500	7/2/2031	USD	36,446,806	36,363,724	36,406,978	[1,3,4]
Everbridge Holdings, LLC	Revolver	0.50%			7/2/2031	USD	2,222,222	(7,819)	(2,428)	[1,2,3]
Fever Labs, Inc.	Delayed Draw	1.00%			11/8/2028	USD	337,838	(3,294)	(3,378)	[1,2,3,5]
Fever Labs, Inc.	First Lien Term Loan	10.50%			11/8/2028	USD	112,613	111,515	111,487	[1,3,5]
Fever Labs, Inc.	Revolver	11.00%			11/8/2028	USD	195,919	22,088	22,035	[1,3,5,6]
FuseFX, LLC	First Lien Term Loan	10.10%, 5.00% PIK	SOFR	600	9/30/2026	USD	13,350,367	13,324,862	13,233,684	[1,3,4,5,9]
Future Fiber Finco, LLC	Revolver	9.23%	SOFR	550	5/2/2030	USD	366,973	47,767	44,037	[1,3,4,6]
Future Fiber Finco, LLC	Delayed Draw	9.27%	SOFR	550	5/2/2031	USD	3,882,783	996,507	1,003,245	[1,3,4,6]
Future Fiber Finco, LLC	First Lien Term Loan	9.39%	SOFR	550	5/2/2031	USD	4,117,216	4,095,418	4,093,469	[1,3,4]
Gas Media Holdings, LLC	Delayed Draw	0.50%			4/17/2031	USD	2,125,000	(30,023)	(32,040)	[1,2,3]
Gas Media Holdings, LLC	First Lien Term Loan	8.66%	SOFR	500	4/17/2031	USD	9,891,875	9,756,894	9,742,730	[1,3,4]
Gas Media Holdings, LLC	Revolver	8.66%	SOFR	500	4/17/2031	USD	708,333	61,422	60,153	[1,3,4,6]
Global Music Rights	First Lien Term Loan	8.17%	SOFR	475	12/20/2031	USD	107,340,980	105,684,085	107,223,679	[1,3,4,5]
Global Music Rights	Revolver	0.50%			12/20/2031	USD	10,763,497	(168,026)	(11,762)	[1,2,3,5]
GOGO Intermediate Holdings LLC	First Lien Term Loan	9.72%	SOFR	600	4/30/2028	USD	2,069,211	2,039,175	2,061,274	[1,3,4]
HALO Buyer, Inc.	First Lien Term Loan	9.72%	SOFR	600	8/7/2029	USD	44,212,929	43,470,548	43,612,555	[1,3,4,5]
HALO Buyer, Inc.	Revolver	9.72%	SOFR	600	8/7/2029	USD	6,663,272	5,679,288	5,692,354	[1,3,4,5,6]
HH Global Finance Limited	First Lien Term Loan	10.46%	SOFR	618	2/25/2027	USD	15,000,000	14,887,500	14,983,608	[1,3,4,5]
Iconic Purchaser Corporation	First Lien Term Loan	10.12%	SOFR	650	11/16/2028	USD	13,924,646	13,924,646	13,909,430	[1,3,4]
Iconic Purchaser Corporation	Revolver	8.79%	SOFR	500	11/16/2028	USD	512,821	512,821	512,260	[1,3,4]
ISPN Intermediate, LLC	First Lien Term Loan	8.72%	SOFR	500	11/21/2031	USD	16,309,524	16,148,706	16,146,429	[1,3,4,5]
ISPN Intermediate, LLC	Revolver	0.50%			11/21/2031	USD	1,190,476	(11,684)	(11,905)	[1,2,3,5]
KL Charlie Acquisition Company	Delayed Draw	8.82%	SOFR	500	12/30/2026	USD	10,781,884	10,051,449	10,146,704	[1,3,4,6]
KL Charlie Acquisition Company	First Lien Term Loan	8.82%	SOFR	500	12/30/2026	USD	9,779,902	9,678,075	9,769,215	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
KL Charlie Acquisition Company	Revolver	0.50%			12/30/2026	USD	2,016,130	$(2,520)	$(2,203)	[1,2,3]
Last Dance Intermediate II, LLC	Delayed Draw	1.00%			3/31/2031	USD	6,779,661	(47,734)	(24,339)	[1,2,3,5]
Last Dance Intermediate II, LLC	Delayed Draw	8.97%	SOFR	525	3/31/2031	USD	6,524,008	3,553,117	3,581,444	[1,3,4,5,6]
Last Dance Intermediate II, LLC	First Lien Term Loan	8.97%	SOFR	525	3/31/2031	USD	33,261,680	33,009,625	32,893,078	[1,3,4,5]
Last Dance Intermediate II, LLC	Revolver	0.50%			3/31/2031	USD	3,434,651	(38,036)	(38,062)	[1,2,3,5]
Mari Events Midco LLC	Delayed Draw	0.00%			10/1/2032	USD	31,932	23,326	23,310	[1,3,6]
Mari Events Midco LLC	First Lien Term Loan	7.67%	SOFR	400	10/1/2032	USD	31,932	31,308	31,293	[1,3,4]
Mari Miami LLC	First Lien Term Loan	8.67%	SOFR	500	10/1/2032	USD	599,488	595,104	594,391	[1,3,4,5]
MBS Holdings, Inc.	First Lien Term Loan	8.92%	SOFR	500	4/16/2027	USD	15,541,552	15,341,618	15,524,568	[1,3,4]
MBS Holdings, Inc.	Revolver	0.50%			4/16/2027	USD	1,271,186	(1,589)	(1,389)	[1,2,3]
Mc Group Ventures Corporation	Delayed Draw	1.00%			6/30/2027	USD	7,211,539	(49,336)	(223,990)	[1,2,3]
Mc Group Ventures Corporation	Delayed Draw	9.44%	SOFR	550	6/30/2027	USD	9,318,906	9,024,311	8,984,965	[1,3,4,6]
Mc Group Ventures Corporation	First Lien Term Loan	9.44%	SOFR	550	6/30/2027	USD	22,326,923	22,180,682	21,692,307	[1,3,4]
Omni Fiber, LLC	Delayed Draw	8.90%	SOFR	525	7/3/2029	USD	34,999,998	34,175,561	31,520,040	[1,3,4,6]
Omni Fiber, LLC	First Lien Term Loan	8.90%	SOFR	525	7/3/2029	USD	15,000,000	14,878,762	14,937,159	[1,3,4]
OneCare Media, LLC	First Lien Term Loan	8.32%	SOFR	450	9/29/2026	USD	8,448,884	8,424,424	3,083,843	[1,3,4]
OneCare Media, LLC	Revolver	0.50%			9/29/2026	USD	400,000	-	(254,000)	[1,2,3]
Permaconn TopCo Pty, Ltd.	First Lien Term Loan	8.46%	BBSY	475	7/20/2029	AUD	2,800,000	1,936,005	1,866,493	[1,3,4,7]
Prism Bidco, Inc.	First Lien Term Loan	8.67%	SOFR	500	10/15/2032	USD	3,281,169	3,119,275	3,117,110	[1,3,4]
Real Chemistry Intermediate III, Inc.	Delayed Draw	8.17%	SOFR	450	4/12/2032	USD	9,410,873	5,084,593	5,081,871	[1,3,4,5,6]
Real Chemistry Intermediate III, Inc.	First Lien Term Loan	8.17%	SOFR	450	4/12/2032	USD	21,174,466	21,076,518	21,068,594	[1,3,4,5]
Real Chemistry Intermediate III, Inc.	Revolver	0.50%			4/12/2032	USD	4,705,438	(21,190)	(23,527)	[1,2,3,5]
Recorded Book, Inc.	Revolver	0.50%			8/31/2028	USD	362,986	-	(397)	[1,2,3,5]
Recorded Book, Inc.	Revolver	9.57%	SOFR	575	8/31/2028	USD	1,497,326	1,473,455	1,495,691	[1,3,4,5]
Recorded Book, Inc.	First Lien Term Loan	9.57%	SOFR	575	8/31/2030	USD	21,798,421	21,400,035	21,992,346	[1,3,4,5]
SintecMedia NYC, Inc.	First Lien Term Loan	10.69%	SOFR	700	6/21/2029	USD	22,080,509	21,640,205	21,327,416	[1,3,4]
SintecMedia NYC, Inc.	Revolver	10.70%	SOFR	700	6/21/2029	USD	2,118,644	1,292,373	1,277,309	[1,3,4,6]
Swoop Intermediate III, Inc.	Delayed Draw	0.50%			4/12/2032	USD	9,090,909	(43,139)	(31,900)	[1,2,3]
Swoop Intermediate III, Inc.	Delayed Draw	1.00%			4/12/2032	USD	13,662,638	(64,948)	(47,942)	[1,2,3,5]
Swoop Intermediate III, Inc.	First Lien Term Loan	8.22%	SOFR	450	4/12/2032	USD	19,734,191	19,643,379	19,664,943	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Swoop Intermediate III, Inc.	Revolver	0.50%			4/12/2032	USD	7,584,516	$(34,159)	$(26,614)	[1,2,3,5]
TA TT Buyer, LLC	First Lien Term Loan	8.42%	SOFR	475	4/1/2029	USD	23,952,921	23,752,735	23,421,525	[1,4]
Tinuiti Inc.	Delayed Draw	9.52%, 3.13% PIK	SOFR	575	12/10/2026	USD	5,026,562	4,985,378	4,669,594	[1,3,4,9]
Tinuiti Inc.	First Lien Term Loan	9.52%, 3.13% PIK	SOFR	575	12/10/2026	USD	3,489,614	3,459,142	3,241,794	[1,3,4,9]
Trunk Acquisition, Inc.	Revolver	0.50%			2/19/2026	USD	3,693,049	(64,628)	(4,036)	[1,2,3,5]
Trunk Acquisition, Inc.	First Lien Term Loan	9.57%	SOFR	575	2/19/2027	USD	21,656,250	21,277,266	21,632,584	[1,3,4]
Trunk Acquisition, Inc.	Delayed Draw	9.57%	SOFR	575	2/19/2030	USD	4,483,981	3,774,023	3,808,040	[1,3,4,5,6]
Trunk Acquisition, Inc.	First Lien Term Loan	9.57%	SOFR	575	2/19/2030	USD	4,395,953	4,358,805	4,391,149	[1,3,4,5]
Visionary Buyer LLC	Revolver	0.50%			3/21/2030	USD	3,000,000	(31,847)	(3,278)	[1,2,3]
Visionary Buyer LLC	Delayed Draw	9.17%	SOFR	550	3/21/2031	USD	28,000,000	13,461,374	14,009,096	[1,3,4,6]
Visionary Buyer LLC	First Lien Term Loan	9.17%	SOFR	550	3/21/2031	USD	12,000,000	11,854,818	12,106,756	[1,3,4]
Wire 3 LLC	Delayed Draw	1.00%			7/2/2031	USD	15,957,447	(306,349)	(319,149)	[1,2,3]
Wire 3 LLC	First Lien Term Loan	9.89%	SOFR	600	7/2/2031	USD	7,978,723	7,828,800	7,819,149	[1,3,4]
Wire 3 LLC	Revolver	1.00%			7/2/2031	USD	1,063,830	(19,578)	(21,277)	[1,2,3]
Zephyr Buyer, L.P.	First Lien Term Loan	8.42%	SOFR	475	1/31/2031	USD	41,848,859	41,468,652	41,610,833	[1,3,4]
Zephyr Buyer, L.P.	Revolver	0.50%			1/31/2031	USD	3,000,000	(26,487)	(17,063)	[1,2,3]
								983,224,040	987,681,470
Consumer Discretionary — 7.0%
1959 Holdings, LLC	First Lien Term Loan	10.73%	SOFR	650	7/5/2030	USD	20,500,000	20,310,058	20,275,346	[1,3,4,5]
760203 N.B. Ltd.	First Lien Term Loan	8.24%	CORRA	550	12/31/2030	CAD	6,245,819	4,228,520	4,545,384	[1,3,4,5,7]
760203 N.B. Ltd.	Revolver	8.23%	CORRA	525	12/31/2030	CAD	694,016	137,365	155,985	[1,3,4,5,6,7]
760203 N.B. Ltd.	Revolver	8.94%	SOFR	525	12/31/2030	USD	369,843	361,209	369,439	[1,3,4]
760203 N.B. Ltd.	Revolver	8.98%	SOFR	525	12/31/2030	USD	442,050	431,691	441,567	[1,3,4]
760203 N.B. Ltd.	Revolver	8.98%	SOFR	525	12/31/2030	USD	21,134	20,617	21,111	[1,3,4]
760203 N.B. Ltd.	Revolver	9.03%	SOFR	525	12/31/2030	USD	264,174	257,844	263,885	[1,3,4]
A1 Garage Equity, LLC	Delayed Draw	8.22%	SOFR	450	12/22/2028	USD	3,166,461	3,069,249	3,163,001	[1,3,4]
A1 Garage Equity, LLC	First Lien Term Loan	8.22%	SOFR	450	12/22/2028	USD	9,061,932	8,907,224	9,052,029	[1,3,4]
A1 Garage Equity, LLC	Revolver	0.50%			12/22/2028	USD	1,515,151	(45,455)	(1,656)	[1,2,3]
ABC Technologies, Inc.	First Lien Term Loan	7.78%	EURIBOR	588	8/22/2031	EUR	26,250,000	29,386,950	29,793,484	[1,3,4,7]
ABC Technologies, Inc.	First Lien Term Loan	9.42%	SOFR	575	8/22/2031	USD	50,342,578	48,536,252	48,612,386	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	10.18%	SOFR	625	4/22/2026	USD	26,931,067	$26,830,644	$26,859,531	[1,3,4,5]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	9.42%	SOFR	575	12/14/2027	USD	16,143,034	16,004,793	16,026,006	[1,3,4,5]
All Day AcquisitionCo, LLC	First Lien Term Loan	10.42%	SOFR	650	4/30/2030	USD	13,440,061	13,194,658	13,222,910	[1,3,4]
All Day AcquisitionCo, LLC	Revolver	0.50%			4/30/2030	USD	1,475,410	(26,070)	(23,689)	[1,2,3]
Aptive Environmental, LLC	Revolver	0.50%			10/1/2030	USD	522,738	(63)	(5,227)	[1,2,3]
Aptive Environmental, LLC	Delayed Draw	1.00%			10/15/2032	USD	1,639,676	(16,154)	(16,397)	[1,2,3]
Aptive Environmental, LLC	First Lien Term Loan	8.47%	SOFR	475	10/15/2032	USD	34,684,387	34,345,070	34,337,543	[1,3,4]
Aptive Environmental, LLC	Revolver	0.50%			10/15/2032	USD	3,365,633	(32,647)	(33,656)	[1,2,3]
Archimède SAS	First Lien Term Loan	9.02%	EURIBOR	700	10/17/2027	EUR	8,500,000	8,991,464	9,319,925	[1,3,4,7]
Archimède SAS	Delayed Draw	9.02%	EURIBOR	700	10/27/2027	EUR	1,500,000	1,804,888	1,644,693	[1,3,4,7]
Archimède SAS	First Lien Term Loan	9.02%	EURIBOR	700	10/27/2027	EUR	7,800,000	8,282,498	8,552,402	[1,3,4,7]
Auveco Holdings, Inc.	First Lien Term Loan	9.22%	SOFR	525	5/5/2028	USD	8,911,184	8,822,072	8,901,446	[1,3,4]
Auveco Holdings, Inc.	Revolver	9.22%	SOFR	525	5/5/2028	USD	1,315,789	161,550	163,036	[1,3,4,6]
Barbri Holdings, Inc.	First Lien Term Loan	8.69%	SOFR	500	4/30/2030	USD	69,475,000	69,180,827	69,301,920	[1,3,4]
Beckett Collectibles Holdings, LLC	First Lien Term Loan	12.24%	SOFR	850	12/13/2029	USD	697,594	679,954	679,168	[1,3,4]
Birdie Bidco, Inc.	Delayed Draw	1.00%			11/17/2032	USD	3,045,926	(16,036)	(15,229)	[1,2,3,5]
Birdie Bidco, Inc.	First Lien Term Loan	8.17%	SOFR	450	11/17/2032	USD	10,491,524	10,436,490	10,439,066	[1,3,4,5]
Birdie Bidco, Inc.	Revolver	8.17%	SOFR	450	11/17/2032	USD	1,476,342	144,003	144,693	[1,3,4,5,6]
BPI Intermediate Holdings, Inc.	First Lien Term Loan	11.57%	SOFR	775	3/28/2026	USD	9,778,937	9,740,328	9,709,641	[1,3,4]
BPI Intermediate Holdings, Inc.	Revolver	0.50%			3/28/2026	USD	1,440,000	-	(10,204)	[1,2,3]
Bright Finco Limited	Delayed Draw	8.47%	SONIA	450	4/7/2032	GBP	986,842	1,329,168	1,347,835	[1,3,4,7]
Bright Finco Limited	First Lien Term Loan	8.47%	SONIA	450	4/7/2032	GBP	14,013,158	18,920,564	19,093,973	[1,3,4,7]
CEC Entertainment, Inc.	First Lien Term Loan	9.67%	SOFR	600	9/26/2030	USD	11,812,213	11,541,716	11,551,384	[1,3,4]
Churchill OPCO Holdings LLC	Delayed Draw	1.00%			11/10/2029	USD	76,129	(756)	(761)	[1,2,3,5]
Churchill OPCO Holdings LLC	Revolver	8.62%	SOFR	500	11/10/2029	USD	10,150	534	533	[1,3,4,5,6]
Circauto Bidco AB	Delayed Draw	1.00%			5/29/2031	SEK	157,356,412	(305,032)	2,413,716	[1,2,3,7]
Circauto Bidco AB	Delayed Draw	7.84%	STIBOR	600	6/14/2031	SEK	324,210,290	23,891,765	28,729,084	[1,3,4,6,7]
ClubCorp Holdings, Inc.	Revolver	0.50%			7/10/2031	USD	425,614	(5,889)	(2,128)	[1,2,3,5]
ClubCorp Holdings, Inc.	Delayed Draw	1.00%			7/9/2032	USD	407,551	(5,913)	(2,037)	[1,2,3,5]
ClubCorp Holdings, Inc.	First Lien Term Loan	8.67%	SOFR	500	7/9/2032	USD	6,249,105	6,159,938	6,217,860	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Collision SP Subco, LLC	Delayed Draw	8.52%	SOFR	475	1/29/2030	USD	3,522,582	$289,732	$287,020	[1,3,4,6]
Collision SP Subco, LLC	Delayed Draw	8.59%	SOFR	475	1/29/2030	USD	443,176	438,422	437,750	[1,3,4,6]
Collision SP Subco, LLC	First Lien Term Loan	8.59%	SOFR	475	1/29/2030	USD	899,976	892,102	890,976	[1,3,4]
Collision SP Subco, LLC	Revolver	8.57%	SOFR	475	1/29/2030	USD	124,902	16,782	16,594	[1,3,4,6]
Constellation Automotive Limited	First Lien Term Loan	6.25%	SONIA	625	3/21/2031	GBP	2,764,367	3,634,498	3,670,173	[1,3,4,7]
Constellation Automotive Limited	First Lien Term Loan	8.37%	EURIBOR	625	3/21/2031	EUR	1,142,730	1,319,969	1,322,822	[1,3,4,7]
COP HomeTown Acquisitions, Inc.	Delayed Draw	8.91%	SOFR	525	7/16/2027	USD	30,525,144	30,021,006	30,250,901	[1,3,4,5]
COP HomeTown Acquisitions, Inc.	First Lien Term Loan	9.12%	SOFR	525	7/16/2027	USD	13,869,900	13,740,841	13,745,291	[1,3,4,5]
COP HomeTown Acquisitions, Inc.	First Lien Term Loan	9.19%	SOFR	525	7/16/2027	USD	4,321,325	4,291,425	4,282,502	[1,3,4,5]
COP HomeTown Acquisitions, Inc.	Revolver	0.50%			7/16/2027	USD	1,049,167	-	(9,426)	[1,2,3]
COP HomeTown Acquisitions, Inc.	Revolver	11.75%	PRIME	425	7/16/2027	USD	507,500	249,360	249,190	[1,3,4,5,6]
CR Fitness Holdings, LLC	Revolver	7.92%	SOFR	425	10/16/2031	USD	2,500,000	462,923	462,500	[1,3,4,6]
CR Fitness Holdings, LLC	Delayed Draw	1.00%			10/17/2032	USD	5,000,000	(24,635)	(25,000)	[1,2,3]
CR Fitness Holdings, LLC	First Lien Term Loan	7.92%	SOFR	425	10/17/2032	USD	22,500,000	22,389,950	22,387,500	[1,3,4]
Crunch Holdings LLC	First Lien Term Loan	8.22%	SOFR	450	9/26/2031	USD	1,462,500	1,455,678	1,464,992	[1,3,4]
Crunch Holdings LLC	Revolver	0.50%			9/26/2031	USD	198,043	(904)	(216)	[1,2,3]
Curriculum Associates, LLC	Delayed Draw	0.50%			5/7/2032	USD	13,937,530	(133,001)	(69,576)	[1,2,3]
Curriculum Associates, LLC	Delayed Draw	1.00%			5/7/2032	USD	9,908,566	(58,869)	(49,418)	[1,2,3]
Curriculum Associates, LLC	First Lien Term Loan	8.47%	SOFR	475	5/7/2032	USD	55,106,323	54,669,085	54,737,546	[1,3,4]
Denali Midco 2 LLC	Delayed Draw	8.97%	SOFR	525	12/22/2027	USD	9,941,328	7,576,243	7,801,500	[1,3,4,6]
Denali Midco 2 LLC	First Lien Term Loan	8.97%	SOFR	525	12/22/2027	USD	6,301,161	6,217,377	6,264,692	[1,3,4]
DRS Holdings III, Inc.	First Lien Term Loan	8.97%	SOFR	525	11/1/2028	USD	1,511,935	1,505,747	1,510,283	[1,3,4,5]
DRS Holdings III, Inc.	Revolver	0.50%			11/1/2028	USD	11,426	(45)	(12)	[1,2,3,5]
Equinox Holdings, Inc.	Second Lien Term Loan	16.00% PIK	PRIME		6/30/2027	USD	384,126	379,762	381,638	[1,3,4,9]
Equinox Holdings, Inc.	First Lien Term Loan	11.92%, 4.13% PIK	SOFR	825	3/8/2029	USD	2,590,836	2,547,476	2,598,357	[1,3,4,9]
Essential Services Holding Corporation	Revolver	8.87%	SOFR	500	6/17/2030	USD	1,301,115	510,691	513,941	[1,3,4,5,6]
Essential Services Holding Corporation	Delayed Draw	1.00%			6/17/2031	USD	2,081,784	(18,656)	(10,409)	[1,2,3,5]
Essential Services Holding Corporation	First Lien Term Loan	8.88%	SOFR	500	6/17/2031	USD	10,617,100	10,528,072	10,564,015	[1,3,4,5]
EVDR Purchaser, Inc.	First Lien Term Loan	8.23%	SOFR	450	2/14/2031	USD	5,000,000	4,975,698	4,975,000	[1,3,4]
Excel Fitness Holdings, Inc.	Delayed Draw	8.42%	SOFR	475	4/29/2029	USD	13,186,880	10,284,990	10,540,488	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Excel Fitness Holdings, Inc.	First Lien Term Loan	8.42%	SOFR	475	4/29/2029	USD	19,750,000	$19,351,447	$19,700,625	[1,3,4]
Exemplis LLC	Revolver	0.50%			12/22/2030	USD	9,523,810	(71,196)	(71,429)	[1,2,3]
Exemplis LLC	First Lien Term Loan	8.98%	SOFR	525	12/22/2032	USD	40,476,190	40,173,112	40,172,619	[1,3,4]
Fenix Topco, LLC	Delayed Draw	1.00%			3/28/2029	USD	5,312,683	(109,033)	(202,160)	[1,2,3]
Fenix Topco, LLC	Delayed Draw	10.43%	SOFR	675	3/28/2029	USD	937,867	799,007	775,769	[1,3,4,6]
Fenix Topco, LLC	First Lien Term Loan	10.43%	SOFR	675	3/28/2029	USD	13,531,037	13,296,614	13,016,149	[1,3,4]
Fitness and Lifestyle Group Bidco Pty Ltd	Delayed Draw	10.54%, 7.25% PIK	BBSY	675	6/30/2026	AUD	245,945	159,562	162,702	[1,3,4,7,9]
Fitness and Lifestyle Group Bidco Pty Ltd	First Lien Term Loan	10.54%, 7.25% PIK	BBSY	675	6/30/2026	AUD	5,557,493	3,605,610	3,676,496	[1,3,4,7,9]
Fitness International, LLC	First Lien Term Loan	8.22%	SOFR	450	2/12/2029	USD	24,625,000	23,945,643	24,729,656	[1,4,5]
Gateway Casinos & Entertainment, Ltd.	First Lien Term Loan	9.95%	SOFR	625	12/18/2030	USD	7,962,000	7,892,242	7,882,380	[1,3,4]
Gateway US Holdings, Inc.	Delayed Draw	8.42%	SOFR	475	9/22/2026	USD	1,095,435	1,068,641	1,092,696	[1,3,4]
Gateway US Holdings, Inc.	First Lien Term Loan	8.42%	SOFR	475	9/22/2026	USD	20,996,393	20,627,659	20,943,902	[1,3,4]
Gateway US Holdings, Inc.	Revolver	0.50%			9/22/2026	USD	854,815	(2,137)	(2,137)	[1,2,3]
Gateway US Holdings, Inc.	Delayed Draw	8.42%	SOFR	475	9/22/2028	USD	14,307,230	12,933,355	12,969,181	[1,3,4,6]
Gateway US Holdings, Inc.	First Lien Term Loan	8.42%	SOFR	475	9/22/2028	USD	27,143,068	27,083,433	27,075,211	[1,3,4]
Gateway US Holdings, Inc.	Revolver	0.50%			9/22/2028	USD	1,059,583	(1,912)	(2,649)	[1,2,3]
Gator Plastic Intermediate Holdings, LLC	First Lien Term Loan	10.98%	SOFR	700	10/14/2027	USD	20,985,499	20,671,899	20,828,406	[1,3,4]
Gator Plastic Intermediate Holdings, LLC	Revolver	10.73%	SOFR	700	10/14/2027	USD	3,748,862	702,635	729,283	[1,3,4,6]
Guardian Restoration Partners Buyer, LLC	Delayed Draw	8.67%	ARR CSA	500	11/1/2031	USD	2,088,498	1,721,233	1,714,050	[1,3,4,6]
Guardian Restoration Partners Buyer, LLC	First Lien Term Loan	8.67%	ARR CSA	500	11/1/2031	USD	1,251,022	1,237,334	1,232,770	[1,3,4]
Guardian Restoration Partners Buyer, LLC	Revolver	8.67%	ARR CSA	500	11/1/2031	USD	313,540	310,240	308,965	[1,3,4]
Harbor Purchaser, Inc.	Second Lien Term Loan	12.22%	SOFR	850	4/7/2030	USD	17,000,000	16,787,115	11,948,620	[1,4]
Health Buyer LLC	Delayed Draw	1.00%			4/29/2030	USD	4,899	(12)	(12)	[1,2,3,5]
Health Buyer LLC	First Lien Term Loan	8.42%	SOFR	475	4/29/2030	USD	46,569	46,456	46,453	[1,3,4,5]
Health Buyer LLC	Revolver	8.48%	SOFR	475	4/29/2030	USD	8,632	4,706	4,705	[1,3,4,5,6]
HGC Holdings, LLC	Delayed Draw	8.22%	SOFR	450	6/20/2029	USD	1,501,242	638,747	641,526	[1,3,4,5,6]
HGC Holdings, LLC	First Lien Term Loan	8.22%	SOFR	450	6/20/2029	USD	2,971,462	2,951,676	2,947,437	[1,3,4,5]
HGC Holdings, LLC	Revolver	0.50%			6/20/2029	USD	407,045	(2,651)	(3,291)	[1,2,3,5]
Hills Distribution, Inc.	Delayed Draw	1.00%			11/8/2029	USD	525,766	(5,209)	(5,258)	[1,2,3,5]
Hills Distribution, Inc.	First Lien Term Loan	7.69%	SOFR	400	11/8/2029	USD	217,308	215,169	215,135	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Hills Distribution, Inc.	Revolver	7.69%	SOFR	400	11/8/2029	USD	1,000	$290	$290	[1,3,4,5,6]
Home Service Topco IV, Inc.	Delayed Draw	1.00%			12/31/2027	USD	2,924,254	(20,984)	(14,621)	[1,2,3,5]
Home Service Topco IV, Inc.	Delayed Draw	8.10%	SOFR	450	12/31/2027	USD	4,757,325	3,900,692	3,957,143	[1,3,4,5,6]
Home Service Topco IV, Inc.	First Lien Term Loan	8.10%	SOFR	450	12/31/2027	USD	5,121,764	4,970,950	5,096,155	[1,3,4,5]
Home Service Topco IV, Inc.	First Lien Term Loan	8.38%	SOFR	450	12/31/2027	USD	1,225,132	1,217,040	1,219,006	[1,3,4,5]
Home Service Topco IV, Inc.	Revolver	0.50%			12/31/2027	USD	1,066,677	-	(5,333)	[1,2,3,5]
Houghton Mifflin Harcourt Publishing Company	Second Lien Term Loan	11.82%	SOFR	800	4/7/2028	USD	39,100,000	38,247,294	39,057,272	[1,3,4]
HP TLE Buyer, Inc.	First Lien Term Loan	8.42%	SOFR	475	7/1/2032	USD	32,786,885	32,476,019	32,420,256	[1,3,4]
HP TLE Buyer, Inc.	Revolver	0.50%			7/1/2032	USD	7,213,115	(67,086)	(80,658)	[1,2,3]
HPS Consumer Discretionary	First Lien Term Loan	10.99%	SOFR	700	7/26/2027	USD	13,867,569	13,809,620	13,639,088	[1,3,4,5]
HS Spa Holdings, Inc.	Revolver	8.97%	SOFR	525	6/2/2028	USD	311,429	100,054	99,714	[1,3,4,6]
HS Spa Holdings, Inc.	Delayed Draw	9.09%	SOFR	525	6/2/2029	USD	248,762	246,875	248,490	[1,3,4]
HS Spa Holdings, Inc.	First Lien Term Loan	9.07%	SOFR	525	6/2/2029	USD	2,109,150	2,084,603	2,106,845	[1,3,4]
HY Cite Enterprises LLC	First Lien Term Loan	12.14%	SOFR	800	11/12/2026	USD	8,885,562	7,566,156	8,875,852	[1,3,4]
IFH Franchisee Holdings LLC	Delayed Draw	1.00%			12/20/2029	USD	626,715	(8,452)	(685)	[1,2,3,5]
IFH Franchisee Holdings LLC	First Lien Term Loan	9.37%	SOFR	550	12/20/2029	USD	2,761,705	2,727,151	2,758,687	[1,3,4,5]
IFH Franchisee Holdings LLC	Revolver	7.87%	SOFR	400	12/20/2029	USD	1,000	654	666	[1,3,4,5,6]
Infinity Home Services Holdco, Inc.	Delayed Draw	8.10%	SOFR	450	12/28/2028	USD	3,738,864	1,102,576	1,129,664	[1,3,4,5,6]
Ingenio, LLC	First Lien Term Loan	11.82%, 6.00% PIK	SOFR	800	8/3/2026	USD	15,106,147	14,979,704	14,154,082	[1,3,4,5,9]
Innovetive Petcare, LLC	Delayed Draw	1.00%			6/30/2028	USD	1,441,659	(13,480)	(15,976)	[1,2,3,5]
Innovetive Petcare, LLC	Delayed Draw	8.82%	SOFR	500	6/30/2028	USD	5,330,059	4,996,326	5,014,510	[1,3,4,5,6]
Internova Travel Group, LLC	Delayed Draw	11.32%, 3.50% PIK	SOFR	750	3/27/2028	USD	3,840,250	3,769,858	3,764,850	[1,3,4,9]
JHCC Holdings LLC	Delayed Draw	8.92%	SOFR	525	9/9/2026	USD	2,425,405	2,410,969	2,410,640	[1,3,4,5]
JHCC Holdings LLC	First Lien Term Loan	8.92%	SOFR	525	9/9/2026	USD	603,678	598,793	600,003	[1,3,4,5]
JHCC Holdings LLC	Delayed Draw	8.92%	SOFR	525	9/9/2027	USD	2,345,338	1,232,822	1,233,442	[1,3,4,5,6]
KBP Investments LLC	Delayed Draw	9.45%, 0.50% PIK	SOFR	550	5/26/2027	USD	26,203,099	25,835,701	25,127,486	[1,3,4,5,9]
KnitWell Borrower LLC	First Lien Term Loan	11.72%	SOFR	775	7/28/2027	USD	13,189,372	13,024,086	12,996,651	[1,3,4]
Kodiak Buyer, LLC	Delayed Draw	1.00%			7/25/2032	USD	3,880,544	(37,603)	(38,805)	[1,2,3]
Kodiak Buyer, LLC	First Lien Term Loan	8.17%	SOFR	450	7/25/2032	USD	7,340,144	7,270,080	7,266,743	[1,3,4]
Kodiak Buyer, LLC	Revolver	0.50%			7/25/2032	USD	3,104,435	(29,156)	(31,044)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Lasko Operation Holdings, LLC	First Lien Term Loan	10.30%	SOFR	650	6/4/2030	USD	2,833,447	$2,833,447	$2,833,447	[1,3,4]
Legends Hospitality Holding Company, LLC	Revolver	8.72%	SOFR	500	8/22/2030	USD	8,059,280	4,657,364	4,692,860	[1,3,4,5,6]
Legends Hospitality Holding Company, LLC	Delayed Draw	8.73%	SOFR	500	8/22/2031	USD	4,029,641	3,307,724	3,344,602	[1,3,4,5,6]
Legends Hospitality Holding Company, LLC	First Lien Term Loan	9.37%	SOFR	550	8/22/2031	USD	13,404,412	13,336,843	13,404,412	[1,3,4,5]
Legends Hospitality Holding Company, LLC	First Lien Term Loan	9.23%, 2.75% PIK	SOFR	550	8/22/2031	USD	48,628,555	48,628,555	48,628,555	[1,3,4,9]
LEHR Upfitters, LLC	Delayed Draw	0.50%			9/19/2029	USD	973,745	(14,347)	(14,606)	[1,2,3]
LEHR Upfitters, LLC	First Lien Term Loan	8.42%	SOFR	475	9/19/2029	USD	5,050,888	4,977,374	4,975,124	[1,3,4]
LEHR Upfitters, LLC	Revolver	8.42%	SOFR	475	9/19/2029	USD	1,291,992	132,031	131,352	[1,3,4,6]
Leonard Group, Inc.	First Lien Term Loan	10.68%	SOFR	675	2/26/2026	USD	11,340,488	11,235,833	11,219,442	[1,3,4]
LHS Borrower, LLC	First Lien Term Loan	8.97%	SOFR	525	9/4/2031	USD	93,452,673	92,107,183	92,050,883	[1,3,4,5,8]
LHS Borrower, LLC	Revolver	8.97%	SOFR	525	9/4/2031	USD	7,961,667	902,074	895,675	[1,3,4,5,6]
Lumos Holdings US Acquisition Co.	First Lien Term Loan	9.40%	SOFR	550	8/5/2030	USD	13,574,996	13,384,231	13,396,290	[1,3,4]
Majco LLC	Revolver	0.50%			12/3/2027	USD	4,545,455	(10,539)	(11,364)	[1,2,3]
Majco LLC	Delayed Draw	8.36%	SOFR	450	12/3/2028	USD	22,727,273	9,843,162	9,796,908	[1,3,4,6]
Majco LLC	First Lien Term Loan	8.36%	SOFR	450	12/3/2028	USD	22,727,273	22,672,860	22,670,455	[1,3,4]
Mammoth Holdings, LLC	Revolver	9.67%	ARR CSA	600	11/15/2029	USD	2,272,727	983,449	963,476	[1,3,4,6]
Mammoth Holdings, LLC	Delayed Draw	9.94%	ARR CSA	600	11/15/2030	USD	4,489,771	4,419,564	4,395,170	[1,3,4]
Mammoth Holdings, LLC	First Lien Term Loan	9.67%	ARR CSA	600	11/15/2030	USD	17,863,636	17,588,078	17,487,233	[1,3,4]
Margaritaville Enterprises LLC	Delayed Draw	8.43%	SOFR	475	6/17/2027	USD	2,079,862	2,056,194	2,077,589	[1,3,4]
Margaritaville Enterprises LLC	Revolver	0.50%			6/17/2027	USD	312,500	(4,687)	(341)	[1,2,3]
Momentum Textiles, LLC	First Lien Term Loan	9.19%	SOFR	550	3/28/2029	USD	12,960,992	12,841,212	12,831,382	[1,3,4,5]
Momentum Textiles, LLC	Revolver	9.19%	SOFR	550	3/28/2029	USD	1,033,150	404,764	402,928	[1,3,4,5,6]
Monahan Products LLC	First Lien Term Loan	8.72%	SOFR	500	8/27/2027	USD	3,706,565	3,686,602	3,674,746	[1,3,4,5]
Mountainside Fitness Acquisitions, LLC	Delayed Draw	0.50%			10/9/2029	USD	2,373,000	(13,470)	(4,964)	[1,2,3]
Mountainside Fitness Acquisitions, LLC	First Lien Term Loan	8.73%	SOFR	500	10/9/2029	USD	4,724,260	4,696,014	4,714,378	[1,3,4]
Mountainside Fitness Acquisitions, LLC	Revolver	0.50%			10/9/2029	USD	950,000	(5,392)	(1,987)	[1,2,3]
Movati Athletic Group, Inc.	Revolver	0.50%			5/29/2029	CAD	2,812,500	(33,817)	(11,545)	[1,2,3,5,7]
Movati Athletic Group, Inc.	Delayed Draw	1.00%			5/29/2030	CAD	5,000,000	(61,731)	(16,280)	[1,2,3,5,7]
Movati Athletic Group, Inc.	First Lien Term Loan	7.08%	CORRA	450	5/29/2030	CAD	40,863,281	29,278,393	29,663,835	[1,3,4,5,7]
Movati Athletic Group, Inc.	Revolver	7.54%	CORRA	525	5/29/2030	CAD	937,500	262,092	271,824	[1,3,4,6,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
NKD Group GmbH	First Lien Term Loan	9.52%	EURIBOR	750	3/23/2026	EUR	4,294,872	$4,474,663	$5,041,930	[1,3,4,7]
NL1 Acquire Corp.	Revolver	7.51%	CDOR	525	5/26/2026	CAD	1,330,000	357,662	262,248	[1,3,4,6,7]
NL1 Acquire Corp.	Delayed Draw	7.51%	CORRA	525	5/26/2028	CAD	1,885,344	1,461,077	1,372,056	[1,3,4,7]
NL1 Acquire Corp.	Delayed Draw	8.92%	SOFR	525	5/26/2028	USD	235,780	229,932	235,523	[1,3,4]
NL1 Acquire Corp.	First Lien Term Loan	7.51%	CORRA	525	5/26/2028	CAD	9,657,202	7,586,356	7,028,012	[1,3,4,7]
NL1 Acquire Corp.	First Lien Term Loan	8.92%	SOFR	525	5/26/2028	USD	2,021,250	2,001,038	2,019,041	[1,3,4]
Northwinds holdings, Inc.	Delayed Draw	9.24%	SOFR	525	5/1/2029	USD	1,522,065	227,602	240,001	[1,3,4,5,6]
Northwinds holdings, Inc.	Revolver	0.50%			5/1/2029	USD	187,921	(1,607)	(205)	[1,2,3,5]
Patriot Acquireco LLC	First Lien Term Loan	8.33%	SOFR	450	9/4/2032	USD	11,363,636	11,290,441	11,272,761	[1,3,4,5]
Patriot Acquireco LLC	Revolver	8.33%	SOFR	450	9/4/2032	USD	1,136,364	216,411	214,403	[1,3,4,5,6]
Penney Holdings, LLC	First Lien Term Loan	12.00%	SOFR	813	9/19/2030	USD	30,000,000	29,712,587	29,659,005	[1,3,4,5]
PestCo, LLC	Delayed Draw	8.59%	SOFR	475	8/6/2030	USD	1,171,138	299,104	297,367	[1,3,4,5,6]
PestCo, LLC	First Lien Term Loan	8.59%	SOFR	475	8/6/2030	USD	5,340,388	5,315,402	5,307,879	[1,3,4,5]
PestCo, LLC	Revolver	0.50%			8/6/2030	USD	477,250	(2,197)	(2,905)	[1,2,3,5]
Pet Resort Hospitality Group Inc.	Delayed Draw	8.65%	SOFR	500	1/11/2030	USD	2,221,235	1,112,875	1,110,617	[1,3,4,6]
Pet Resort Hospitality Group Inc.	First Lien Term Loan	8.84%	SOFR	500	1/11/2030	USD	2,199,571	2,179,501	2,177,575	[1,3,4]
PF Carrus Careers, LLC	First Lien Term Loan	8.42%	SOFR	475	11/13/2031	USD	61,046,512	60,446,252	60,436,047	[1,3,4]
PF Carrus Careers, LLC	Revolver	8.42%	SOFR	475	11/13/2031	USD	13,953,489	4,485,719	4,482,880	[1,3,4,6]
POY Holdings, LLC	Delayed Draw	9.32%	SOFR	550	11/16/2027	USD	4,016,375	3,265,840	3,264,583	[1,3,4,6]
POY Holdings, LLC	First Lien Term Loan	9.32%	SOFR	550	11/16/2027	USD	26,650,376	26,379,853	26,488,147	[1,3,4]
POY Holdings, LLC	Revolver	9.32%	SOFR	550	11/16/2027	USD	2,406,511	1,764,781	1,750,126	[1,3,4,6]
Premiere Buyer, LLC	Revolver	0.50%			5/1/2030	USD	156,525	(2,029)	(171)	[1,2,3,5]
Premiere Buyer, LLC	Delayed Draw	1.00%			5/1/2031	USD	294,982	(4,177)	(322)	[1,2,3,5]
Premiere Buyer, LLC	Delayed Draw	8.17%	SOFR	450	5/1/2031	USD	138,146	136,257	137,995	[1,3,4,5]
Quality Automotive Services, LLC	Delayed Draw	8.78%	SOFR	500	1/30/2027	USD	2,858,168	2,839,436	2,829,587	[1,3,4,5]
Quality Automotive Services, LLC	Delayed Draw	8.87%	SOFR	500	7/16/2027	USD	8,475,176	5,570,255	5,579,655	[1,3,4,5,6]
Quality Automotive Services, LLC	First Lien Term Loan	8.78%	SOFR	500	7/16/2027	USD	2,066,255	2,054,124	2,045,592	[1,3,4,5]
Quality Automotive Services, LLC	Revolver	0.50%			7/16/2027	USD	1,477,132	(10,683)	(14,771)	[1,2,3,5]
Quick Quack Car Wash Holdings, LLC	Delayed Draw	8.47%	SOFR	475	6/10/2031	USD	63,617,907	29,192,099	29,545,297	[1,3,4,5,6]
Quick Quack Car Wash Holdings, LLC	First Lien Term Loan	8.47%	SOFR	475	6/10/2031	USD	7,095,431	7,007,734	7,083,603	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Quick Quack Car Wash Holdings, LLC	Revolver	0.50%			6/10/2031	USD	2,333,333	$(27,643)	$(3,890)	[1,2,3,5]
Race Winning Brands, Inc.	First Lien Term Loan	10.27%, 5.50% PIK	SOFR	650	11/16/2027	USD	26,094,392	25,800,247	23,654,783	[1,3,4,5,9]
Race Winning Brands, Inc.	Revolver	10.27%, 5.50% PIK	SOFR	650	11/16/2027	USD	3,146,124	1,370,856	1,081,154	[1,3,4,6,9]
Ranger Intermediate II, LLC	First Lien Term Loan	9.36%	SOFR	550	10/28/2031	USD	22,600,000	22,268,281	22,261,000	[1,3,4]
Rawlings Sports Goods Company, Inc.	Revolver	8.18%	SOFR	375	11/26/2029	USD	999	601	611	[1,3,4,5,6]
Rawlings Sports Goods Company, Inc.	First Lien Term Loan	8.57%	SOFR	475	11/26/2030	USD	635,663	630,214	634,969	[1,3,4,5]
RefrigiWear, LLC	First Lien Term Loan	6.77%	EURIBOR	475	11/2/2027	EUR	18,243,243	19,650,482	21,416,509	[1,3,4,7]
RefrigiWear, LLC	First Lien Term Loan	8.48%	SONIA	475	11/2/2027	GBP	8,910,000	11,238,750	11,996,581	[1,3,4,7]
RefrigiWear, LLC	First Lien Term Loan	8.60%	SOFR	475	11/2/2027	USD	1,464,650	1,450,004	1,463,050	[1,3,4]
RefrigiWear, LLC	Revolver	6.77%	EURIBOR	475	11/2/2027	EUR	6,756,756	1,416,094	2,068,709	[1,3,4,6,7]
RefrigiWear, LLC	First Lien Term Loan	8.60%	SOFR	475	6/4/2029	USD	15,109,425	14,958,331	15,092,914	[1,3,4]
RefrigiWear, LLC	Revolver	0.50%			6/4/2029	USD	2,601,896	-	(2,843)	[1,2,3]
Regent Holding Company, LLC	First Lien Term Loan	11.57%	SOFR	775	2/26/2026	USD	10,876,853	10,787,239	10,452,098	[1,3,4,10,11,12]
Regent Holding Company, LLC	Revolver	0.50%			2/26/2026	USD	1,917,293	-	(74,873)	[1,2,3]
Riverside Assessments, LLC	First Lien Term Loan	9.12%	SOFR	525	3/19/2031	USD	40,981,250	40,320,086	40,490,259	[1,3,4]
Riverside Assessments, LLC	Revolver	8.92%	SOFR	525	3/19/2031	USD	6,000,000	1,309,142	1,328,115	[1,3,4,6]
Saguaro Buyer, LLC	Delayed Draw	1.00%			7/3/2032	USD	21,745,789	-	(29,550)	[1,2,3]
Saguaro Buyer, LLC	Delayed Draw	8.17%	SOFR	450	7/3/2032	USD	30,627,872	26,842,385	26,788,812	[1,3,4,6]
Saguaro Buyer, LLC	First Lien Term Loan	8.17%	SOFR	450	7/3/2032	USD	39,969,372	39,590,377	39,515,908	[1,3,4]
Saguaro Buyer, LLC	Revolver	0.50%			7/3/2032	USD	7,656,968	(71,215)	(86,870)	[1,2,3]
SDC Holdco LLC	First Lien Term Loan	8.09%	SOFR	438	7/28/2032	USD	13,409,900	13,281,810	13,249,063	[1,3,4]
SDC Holdco LLC	Revolver	0.50%			7/28/2032	USD	1,590,100	(14,948)	(19,072)	[1,2,3]
Shock Doctor Intermediate LLC	First Lien Term Loan	9.75%	SOFR	575	11/20/2029	USD	10,292,648	10,158,285	10,281,400	[1,3,4,5]
Shock Doctor Intermediate LLC	Revolver	0.50%			11/20/2029	USD	2,099,664	(27,429)	(2,294)	[1,2,3,5]
Sleep OpCo LLC and Helix Sleep, Inc.	First Lien Term Loan	9.37%	SOFR	550	11/7/2030	USD	3,833,953	3,777,780	3,778,545	[1,3,4]
Sleep OpCo LLC and Helix Sleep, Inc.	Revolver	0.50%			11/7/2030	USD	440,251	(6,353)	(6,363)	[1,2,3]
Southern Air & Heat Holdings, LLC	First Lien Term Loan	9.70%	SOFR	525	10/1/2027	USD	34,816,621	10,231,763	11,422,940	[1,3,4,6]
Spanx, LLC	Revolver	9.33%	SOFR	525	11/18/2027	USD	12,096,621	1,612,883	329,698	[1,3,4,6]
Spanx, LLC	First Lien Term Loan	9.32%	SOFR	550	11/18/2028	USD	60,279,405	59,678,244	51,898,044	[1,3,4]
Speedstar Holding, LLC	Delayed Draw	9.84%	SOFR	600	1/22/2027	USD	306,466	297,272	302,712	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Speedstar Holding, LLC	First Lien Term Loan	9.84%	SOFR	600	1/22/2027	USD	3,086,115	$3,044,009	$3,048,314	[1,3,4]
Speedstar Holding, LLC	Delayed Draw	9.84%	SOFR	600	7/22/2027	USD	2,062,237	1,000,610	1,001,979	[1,3,4,6]
Speedstar Holding, LLC	First Lien Term Loan	9.84%	SOFR	600	7/22/2027	USD	6,013,706	5,953,569	5,940,047	[1,3,4]
Splash Car Wash, Inc.	Revolver	0.50%			3/17/2031	USD	1,744,186	(11,508)	(1,906)	[1,2,3,5]
Splash Car Wash, Inc.	Delayed Draw	8.67%	SOFR	500	3/17/2032	USD	3,488,373	2,347,534	2,368,280	[1,3,4,5,6]
Splash Car Wash, Inc.	First Lien Term Loan	8.67%	SOFR	500	3/17/2032	USD	8,845,727	8,784,470	8,836,060	[1,3,4,5]
Spotless Brands, LLC	Delayed Draw	8.87%	SOFR	500	7/25/2028	USD	50,000,001	6,866,128	7,347,221	[1,3,4,6]
Spotless Brands, LLC	Delayed Draw	9.35%	SOFR	575	7/25/2028	USD	3,394,435	3,394,435	3,428,379	[1,3,4,5]
Spotless Brands, LLC	Revolver	9.42%	SOFR	575	7/25/2028	USD	617,973	370,784	370,784	[1,3,4,5,6]
ST Athena Global LLC	Revolver	9.07%	SOFR	525	8/20/2029	USD	3,761,471	741,973	741,956	[1,3,4,6]
ST Athena Global LLC	Delayed Draw	9.09%	SOFR	525	8/20/2030	USD	1,205,152	255,207	257,690	[1,3,4,6]
ST Athena Global LLC	First Lien Term Loan	8.95%	SOFR	525	8/20/2030	USD	21,867,973	21,598,148	21,625,637	[1,3,4]
ST Athena Global LLC	First Lien Term Loan	8.97%	SONIA	525	8/20/2030	GBP	10,019,508	12,955,294	13,355,537	[1,3,4,7]
Stanton Carpet Corp.	Revolver	0.50%			10/1/2026	USD	1,189,468	-	(1,300)	[1,2,3]
Stanton Carpet Corp.	First Lien Term Loan	8.82%	SOFR	500	10/1/2027	USD	8,917,812	8,828,245	8,908,067	[1,3,4]
Stepping Stones Healthcare Services, LLC	Revolver	10.75%	PRIME	400	12/30/2026	USD	2,000,000	1,131,909	1,197,815	[1,3,4,6]
Stepping Stones Healthcare Services, LLC	Delayed Draw	8.67%	SOFR	500	1/2/2029	USD	3,989,750	1,038,279	1,085,390	[1,3,4,6]
Summit Buyer, LLC	Delayed Draw	8.67%	SOFR	500	5/31/2026	USD	24,321,745	19,829,202	20,049,831	[1,3,4,6]
Summit Buyer, LLC	Revolver	10.75%	PRIME	400	5/31/2030	USD	5,706,522	1,343,690	1,379,633	[1,3,4,6]
Summit Buyer, LLC	Delayed Draw	1.00%			5/31/2031	USD	24,456,522	(115,892)	(58,484)	[1,2,3]
Summit Buyer, LLC	First Lien Term Loan	8.67%	SOFR	500	5/31/2031	USD	44,388,587	44,020,892	44,477,534	[1,3,4]
Sun Acquirer Corp.	Revolver	0.50%			9/5/2027	USD	243,455	(732)	(266)	[1,2,3,5]
Sun Acquirer Corp.	Delayed Draw	8.22%	SOFR	450	9/5/2028	USD	6,120,317	2,684,113	2,733,594	[1,3,4,5,6]
Sun Acquirer Corp.	First Lien Term Loan	8.22%	SOFR	450	9/5/2028	USD	2,606,442	2,596,439	2,603,594	[1,3,4,5]
Sunshine Cadence Parent, LLC	Delayed Draw	8.67%	SOFR	500	5/1/2030	USD	29,980	4,839	4,840	[1,3,4,6]
Sunshine Cadence Parent, LLC	First Lien Term Loan	8.65%	SOFR	500	5/1/2031	USD	114,322	114,891	114,894	[1,3,4]
Sunshine Cadence Parent, LLC	Revolver	0.50%			5/1/2031	USD	17,734	-	-	[1,2,3]
Team Acquisition Corporation	Revolver	10.84%	SOFR	700	11/21/2028	USD	4,618,975	3,258,984	3,265,444	[1,3,4,6]
Team Acquisition Corporation	First Lien Term Loan	10.72%	SOFR	700	11/21/2029	USD	22,106,903	21,438,639	19,011,936	[1,4]
Telle Tire & Auto Service, LLC	Delayed Draw	8.62%	SOFR	475	3/3/2031	USD	7,462,687	2,694,863	2,690,149	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Telle Tire & Auto Service, LLC	Delayed Draw	8.95%	SOFR	475	3/3/2031	USD	1,231,858	$678,534	$677,478	[1,3,4,5,6]
Telle Tire & Auto Service, LLC	First Lien Term Loan	8.45%	SOFR	475	3/3/2031	USD	117,684	116,105	115,919	[1,3,4,5]
Telle Tire & Auto Service, LLC	Revolver	8.95%	SOFR	475	3/3/2031	USD	61,889	28,643	28,523	[1,3,4,5,6]
TickPick Intermediate Holdings, LLC	First Lien Term Loan	8.67%	SOFR	500	7/2/2030	USD	8,427,877	8,292,598	8,502,854	[1,3,4]
TickPick Intermediate Holdings, LLC	Revolver	0.50%			7/2/2030	USD	344,253	(5,199)	3,063	[1,2,3]
Titan Home Improvement, LLC	Delayed Draw	1.00%			5/31/2030	USD	101,163	(1,820)	(829)	[1,2,3,5]
Titan Home Improvement, LLC	First Lien Term Loan	8.57%	SOFR	475	5/31/2030	USD	534,139	527,598	529,760	[1,3,4,5]
Titan Home Improvement, LLC	Revolver	0.50%			5/31/2030	USD	84,303	(973)	(692)	[1,2,3,5]
Treehouse Junior Limited	First Lien Term Loan	8.77%	SOFR	500	3/25/2028	USD	7,754,716	7,708,523	7,754,716	[1,3,4]
Treehouse Junior Limited	First Lien Term Loan	9.00%	SOFR	510	3/25/2028	USD	2,457,768	2,457,768	2,457,768	[1,3,4]
TSWT Acquisition, Inc.	Delayed Draw	8.73%	SOFR	500	11/21/2031	USD	624,816	185,543	185,481	[1,3,4,5,6]
TSWT Acquisition, Inc.	First Lien Term Loan	8.91%	SOFR	500	11/21/2031	USD	1,356,743	1,343,363	1,343,176	[1,3,4,5]
TSWT Acquisition, Inc.	Revolver	8.73%	SOFR	500	11/21/2031	USD	286,508	9,986	9,932	[1,3,4,5,6]
TWAS Holdings, LLC	Delayed Draw	1.00%			12/28/2029	USD	3,579,641	(35,310)	(35,796)	[1,2,3,5]
TWAS Holdings, LLC	First Lien Term Loan	8.47%	SOFR	475	12/28/2029	USD	1,049,205	1,038,951	1,038,713	[1,3,4,5]
TWAS Holdings, LLC	Delayed Draw	1.00%			12/30/2029	USD	19,300,000	(189,165)	(193,000)	[1,2,3]
TWAS Holdings, LLC	First Lien Term Loan	8.47%	SOFR	475	12/30/2029	USD	5,700,000	5,644,903	5,643,000	[1,3,4]
US Fitness Holdings, LLC	Revolver	0.50%			9/4/2030	USD	2,205,731	(15,541)	(13,468)	[1,2,3,5]
US Fitness Holdings, LLC	Delayed Draw	9.27%	SOFR	550	9/4/2031	USD	5,169,230	2,175,634	2,195,181	[1,3,4,5,6]
US Fitness Holdings, LLC	First Lien Term Loan	9.17%	SOFR	550	9/4/2031	USD	6,349,202	6,289,820	6,310,433	[1,3,4,5]
Vacation Rental Brands, LLC	Delayed Draw	1.00%			5/6/2032	USD	10,833,333	(104,899)	(108,333)	[1,2,3]
Vacation Rental Brands, LLC	First Lien Term Loan	8.92%	SOFR	525	5/6/2032	USD	4,166,667	4,125,973	4,125,000	[1,3,4]
Vertex Service Partners, LLC	Delayed Draw	9.67%	SOFR	600	11/8/2030	USD	24,766,742	16,457,897	16,384,458	[1,3,4,5,6]
Vertex Service Partners, LLC	First Lien Term Loan	9.67%	SOFR	600	11/8/2030	USD	7,731,104	7,582,420	7,684,042	[1,3,4,5]
Vertex Service Partners, LLC	Revolver	9.67%	SOFR	600	11/8/2030	USD	2,034,886	1,942,810	1,966,450	[1,3,4,5,6]
Weber-Stephen Products, LLC	Revolver	9.45%	SOFR	575	12/19/2026	USD	10,833,333	2,083,242	2,266,809	[1,3,4,6]
WIN Holdings III Corp	First Lien Term Loan	8.78%	SOFR	500	7/16/2028	USD	14,399,357	14,268,475	14,255,363	[1,3,4]
Wrench Group LLC	Delayed Draw	1.00%			9/3/2032	USD	8,571,429	(84,258)	-	[1,2,3]
Wrench Group LLC	First Lien Term Loan	8.42%	SOFR	475	9/3/2032	USD	62,857,143	62,245,322	62,857,143	[1,3,4]
Wrench Group LLC	Revolver	0.50%			9/3/2032	USD	8,571,429	(82,776)	-	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
WU Holdco, Inc.	Delayed Draw	0.50%			4/15/2032	USD	6,605,655	$(31,507)	$(23,715)	[1,2,3,5]
WU Holdco, Inc.	Delayed Draw	1.00%			4/15/2032	USD	7,736,960	(36,758)	(27,776)	[1,2,3]
WU Holdco, Inc.	First Lien Term Loan	8.42%	SOFR	475	4/15/2032	USD	60,439,501	60,158,831	60,222,521	[1,3,4,5]
WU Holdco, Inc.	Revolver	8.44%	SOFR	475	4/15/2032	USD	4,573,800	371,370	375,619	[1,3,4,5,6]
Xponential Fitness LLC	First Lien Term Loan	10.49%	SOFR	675	12/8/2030	USD	20,746,208	20,438,108	20,435,014	[1,3,4]
Xponential Fitness LLC	Revolver	0.50%			12/8/2030	USD	693,182	(10,263)	(10,398)	[1,2,3]
								2,194,184,412	2,196,293,037
Consumer Staples — 2.1%
Badia Spices, LLC	First Lien Term Loan	8.09%	SOFR	425	11/1/2030	USD	1,490,648	1,468,565	1,489,019	[1,3,4,5]
Badia Spices, LLC	Revolver	0.50%			11/1/2030	USD	89,070	(1,261)	(97)	[1,2,3,5]
Baxters North America Holdings, Inc.	First Lien Term Loan	10.70%	SOFR	688	5/31/2028	USD	21,411,786	21,115,109	21,452,553	[1,3,4]
BCPE North Star US Holdco 2, Inc.	First Lien Term Loan	8.00%	SOFR	400	6/10/2028	USD	13,461,686	13,360,723	13,429,445	[1,4]
Blazing Star Parent	First Lien Term Loan	10.82%	SOFR	700	8/28/2030	USD	4,500,000	4,393,253	4,387,500	[1,3,4,5]
Carrera Bidco Limited	First Lien Term Loan	7.35%	EURIBOR	525	11/15/2032	EUR	83,333,333	94,826,274	95,976,808	[1,3,4,7]
Cordevigo Interim Lux Bidco S.A.R.L	First Lien Term Loan	9.84%	EURIBOR	725	4/11/2032	EUR	4,829,332	5,322,235	5,517,983	[1,3,4,7]
Cordevigo Interim Lux Bidco S.A.R.L	First Lien Term Loan	11.03%	SOFR	725	4/11/2032	USD	5,292,947	5,146,051	5,145,996	[1,3,4]
Dalton Bidco Limited	Delayed Draw	7.62%	EURIBOR	550	6/30/2030	EUR	5,717,003	6,579,208	6,617,990	[1,3,4,7]
Dalton Bidco Limited	Delayed Draw	9.61%	SONIA	550	6/30/2030	GBP	967,430	890,575	893,763	[1,3,4,6,7]
Dalton Bidco Limited	First Lien Term Loan	7.62%	EURIBOR	550	6/30/2030	EUR	7,522,165	8,639,938	8,707,642	[1,3,4,7]
Dalton Bidco Limited	First Lien Term Loan	9.47%	SONIA	550	6/30/2030	GBP	13,716,889	18,169,922	18,211,532	[1,3,4,7]
DecoPac, Inc.	First Lien Term Loan	9.09%	SOFR	525	10/31/2031	USD	10,836,740	10,836,740	10,836,740	[1,3,4]
DecoPac, Inc.	Revolver	8.90%	SOFR	525	10/31/2031	USD	2,373,764	539,218	539,211	[1,3,4,5,6]
Demakes Borrower, LLC	First Lien Term Loan	9.67%	SOFR	600	12/12/2029	USD	4,026,285	3,953,259	4,021,885	[1,3,4]
Eagle Family Foods, Inc.	First Lien Term Loan	8.79%	SOFR	500	8/12/2030	USD	32,449,438	32,183,779	32,524,186	[1,3,4]
Eagle Family Foods, Inc.	Revolver	8.79%	SOFR	500	8/12/2030	USD	4,044,944	58,929	85,467	[1,3,4,6]
FreshPure Buyer, Inc.	Delayed Draw	1.00%			12/19/2031	USD	5,000,000	(74,784)	(75,000)	[1,2,3]
FreshPure Buyer, Inc.	First Lien Term Loan	8.95%	SOFR	525	12/19/2031	USD	10,000,000	9,850,668	9,850,000	[1,3,4]
GMF Parent, Inc.	Delayed Draw	0.50%			12/19/2032	USD	10,478,181	(104,519)	(104,782)	[1,2,3,5]
GMF Parent, Inc.	First Lien Term Loan	8.20%	SOFR	450	12/19/2032	USD	19,577,653	19,382,608	19,381,876	[1,3,4,5]
GMF Parent, Inc.	Revolver	0.50%			12/19/2032	USD	3,130,459	(31,148)	(31,305)	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
GOJO Industries Holdings, Inc.	First Lien Term Loan	12.57%	SOFR	875	10/26/2028	USD	23,692,765	$23,245,030	$23,950,876	[1,3,4]
Great Kitchens Food Company, Inc.	First Lien Term Loan	9.22%	SOFR	550	5/31/2029	USD	3,757,062	3,211,385	3,715,497	[1,3,4]
Great Kitchens Food Company, Inc.	Revolver	8.73%	SOFR	500	5/31/2029	USD	706,215	11,931	199,839	[1,3,4,6]
HBH Buyer, LLC	Delayed Draw	0.50%			9/29/2031	USD	302,789	(3,704)	(3,960)	[1,2,3,5]
HBH Buyer, LLC	First Lien Term Loan	8.92%	SOFR	525	9/29/2031	USD	2,927,142	2,891,720	2,888,856	[1,3,4,5]
HBH Buyer, LLC	Revolver	7.17%	SOFR	350	9/29/2031	USD	3,000	2,214	2,211	[1,3,4,5,6]
Hissho Parent, LLC	First Lien Term Loan	8.42%	SOFR	475	5/18/2029	USD	30,000,000	29,713,913	29,700,000	[1,3,4]
Hometown Food Company	First Lien Term Loan	8.17%	SOFR	450	6/3/2030	USD	7,592,176	7,523,100	7,516,254	[1,3,4]
JTM Foods, LLC	Delayed Draw	9.07%	SOFR	525	5/14/2027	USD	1,015,778	1,004,241	1,014,668	[1,3,4]
JTM Foods, LLC	First Lien Term Loan	9.28%	SOFR	525	5/14/2027	USD	7,393,966	7,301,542	7,385,886	[1,3,4]
JTM Foods, LLC	Revolver	9.24%	SOFR	525	5/14/2027	USD	1,119,194	1,088,052	1,087,913	[1,3,4,6]
JTM Foods, LLC	Revolver	9.25%	SOFR	525	5/14/2027	USD	559,597	507,955	508,462	[1,3,4,6]
JTM Foods, LLC	First Lien Term Loan	9.07%	SOFR	525	5/14/2029	USD	1,310,063	1,305,486	1,308,631	[1,3,4]
JTM Foods, LLC	First Lien Term Loan	9.17%	SOFR	525	5/14/2029	USD	32,818,326	32,681,235	32,782,463	[1,3,4]
JTM Foods, LLC	Revolver	9.28%	SOFR	525	5/14/2029	USD	3,616,600	3,327,278	3,296,075	[1,3,4,6]
KNPC Holdco, LLC	First Lien Term Loan	10.05%	SOFR	575	10/22/2029	USD	5,239,446	5,109,828	5,233,720	[1,3,4,5]
LJ Perimeter Buyer, Inc.	First Lien Term Loan	10.49%	SOFR	650	10/31/2028	USD	7,386	7,378	7,378	[1,3,4]
LVF Holdings, Inc.	Delayed Draw	1.00%			2/24/2032	USD	2,608,696	(126,350)	(135,022)	[1,2,3]
LVF Holdings, Inc.	First Lien Term Loan	9.32%	SOFR	550	2/24/2032	USD	17,391,304	16,565,633	16,491,159	[1,3,4]
Meta Buyer LLC	Delayed Draw	1.00%			12/22/2031	USD	4,970,838	(49,616)	(49,708)	[1,2,3]
Meta Buyer LLC	First Lien Term Loan	7.29%	EURIBOR	525	12/22/2031	EUR	6,387,750	7,446,254	7,431,981	[1,3,4,7]
Meta Buyer LLC	First Lien Term Loan	8.94%	SOFR	525	12/22/2031	USD	5,360,761	5,307,337	5,307,153	[1,3,4]
Meta Buyer LLC	First Lien Term Loan	9.02%	BBSW	525	12/22/2031	AUD	7,520,000	4,955,114	4,968,168	[1,3,4,7]
Meta Buyer LLC	Revolver	0.50%			12/22/2031	USD	2,168,401	(21,603)	(21,684)	[1,2,3]
Nellson Nutraceutical, LLC	Delayed Draw	1.00%			4/17/2031	USD	585,059	(8,310)	(639)	[1,2,3,5]
Nellson Nutraceutical, LLC	First Lien Term Loan	9.42%	SOFR	575	4/17/2031	USD	9,711,971	9,578,092	9,701,358	[1,3,4,5]
Nellson Nutraceutical, LLC	Revolver	9.42%	SOFR	575	4/17/2031	USD	1,521,153	679,162	698,068	[1,3,4,5,6]
PH Beauty Holdings III, Inc.	First Lien Term Loan	8.78%	SOFR	500	9/28/2027	USD	3,176,610	3,154,419	3,144,844	[1,3,4,5]
PH Beauty Holdings III, Inc.	Revolver	0.50%			9/28/2027	USD	199,509	(1,931)	(1,995)	[1,2,3,5]
Plus Bidco, LLC	Delayed Draw	0.50%			8/26/2032	USD	4,850,207	(47,320)	(55,031)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Plus Bidco, LLC	First Lien Term Loan	8.59%	SOFR	475	8/26/2032	USD	16,975,723	$16,812,020	$16,783,113	[1,3,4]
Plus Bidco, LLC	Revolver	8.59%	SOFR	475	8/26/2032	USD	2,078,660	395,903	392,147	[1,3,4,6]
Purfoods, LLC	Delayed Draw	8.67%	SOFR	500	8/12/2027	USD	2,932,031	2,902,711	2,928,827	[1,3,4]
Purfoods, LLC	First Lien Term Loan	8.67%	SOFR	500	8/12/2027	USD	4,331,250	4,287,937	4,326,517	[1,3,4]
Quirch Foods Holdings, LLC	Delayed Draw	1.00%			11/12/2030	USD	2,250,000	(34,120)	(28,125)	[1,2,3,5]
Quirch Foods Holdings, LLC	First Lien Term Loan	10.34%	SOFR	650	11/12/2030	USD	21,750,000	21,421,974	21,478,125	[1,3,4,5]
QVF Acquisition, Inc.	Delayed Draw	1.00%			12/23/2030	USD	1,818,182	(22,760)	(1,986)	[1,2,3,5]
QVF Acquisition, Inc.	First Lien Term Loan	8.92%	SOFR	525	12/23/2030	USD	6,917,424	6,827,192	6,909,865	[1,3,4,5]
QVF Acquisition, Inc.	Revolver	8.92%	SOFR	525	12/23/2030	USD	1,212,121	287,836	301,707	[1,3,4,5,6]
RB Holdings Interco, LLC	Revolver	9.02%	SOFR	500	5/4/2028	USD	1,385,080	623,286	621,772	[1,3,4,5,6]
Sara Lee Frozen Bakery, LLC	First Lien Term Loan	8.74%	SOFR	475	7/30/2027	USD	1,305,679	1,296,744	1,300,992	[1,3,4,5]
Silk Holdings III Corp.	First Lien Term Loan	8.19%	SOFR	450	5/1/2029	USD	1,222,665	1,222,665	1,210,438	[1,3,4,5]
Silk Holdings III Corp.	First Lien Term Loan	8.42%	SOFR	450	12/3/2032	USD	1,762,999	1,745,510	1,745,369	[1,3,4,5]
Silk Holdings III Corp.	Revolver	8.42%	SOFR	450	12/3/2032	USD	538,388	263,862	263,810	[1,3,4,5,6]
Southeastern Grocers LLC	First Lien Term Loan	11.17%	SOFR	750	9/19/2030	USD	12,471,969	12,113,439	12,081,111	[1,3,4]
Spindrift Beverage Co., Inc.	Delayed Draw	1.00%			2/19/2032	USD	180,749	(2,124)	(198)	[1,2,3,5]
Spindrift Beverage Co., Inc.	First Lien Term Loan	8.65%	SOFR	500	2/19/2032	USD	1,607,578	1,589,300	1,605,821	[1,3,4,5]
Spindrift Beverage Co., Inc.	Revolver	0.50%			2/19/2032	USD	324,342	(3,565)	(354)	[1,2,3,5]
Summer Fridays, LLC	First Lien Term Loan	8.92%	SOFR	525	5/16/2031	USD	32,326,389	31,953,928	32,142,524	[1,3,4]
Summer Fridays, LLC	Revolver	0.50%			5/16/2031	USD	2,592,593	(29,084)	(14,746)	[1,2,3]
SW Ingredients Holdings, LLC	Delayed Draw	1.00%			5/2/2030	USD	594,071	(8,332)	(3,545)	[1,2,3]
SW Ingredients Holdings, LLC	First Lien Term Loan	8.72%	SOFR	500	5/2/2030	USD	4,799,941	4,735,538	4,732,903	[1,3,4]
SWK Buyer, Inc.	First Lien Term Loan	9.07%	SOFR	525	3/11/2029	USD	12,772,697	12,644,970	12,663,049	[1,3,4]
SWK Buyer, Inc.	Revolver	0.50%			3/11/2029	USD	1,228,070	-	(10,542)	[1,2,3]
Tropical Bidco, LLC	First Lien Term Loan	8.42%	SOFR	475	12/10/2030	USD	16,459,091	16,246,338	16,352,323	[1,3,4]
Tropical Bidco, LLC	Revolver	0.50%			12/10/2030	USD	2,727,273	(33,835)	(17,692)	[1,2,3]
Viva 5 Group, LLC	First Lien Term Loan	10.22%	SOFR	650	5/21/2030	USD	11,972,506	11,728,336	11,752,030	[1,3,4]
Viva 5 Group, LLC	Revolver	10.22%	SOFR	650	5/21/2030	USD	1,515,507	235,053	237,437	[1,3,4,6]
Vivos Holdings, LLC	First Lien Term Loan	9.74%	SOFR	600	8/13/2030	USD	25,000,000	24,764,582	24,716,345	[1,3,4]
Vybond Buyer, LLC	Delayed Draw	1.00%			2/3/2032	USD	5,257,009	(73,899)	(71,386)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Vybond Buyer, LLC	First Lien Term Loan	8.42%	SOFR	475	2/3/2032	USD	20,748,233	$20,466,681	$20,466,490	[1,3,4]
Vybond Buyer, LLC	Revolver	0.50%			2/3/2032	USD	3,942,757	(51,616)	(53,539)	[1,2,3]
Waternill Express, LLC	Delayed Draw	1.00%			4/30/2031	USD	291,120	(3,440)	(318)	[1,2,3,5]
Waternill Express, LLC	First Lien Term Loan	8.44%	SOFR	475	4/30/2031	USD	435,949	430,972	435,473	[1,3,4,5]
Waternill Express, LLC	Revolver	8.95%	SOFR	475	4/30/2031	USD	41,733	7,212	7,633	[1,3,4,5,6]
Woodland Foods, LLC	Delayed Draw	9.28%	SOFR	525	12/1/2027	USD	445,726	440,571	441,269	[1,3,4,5]
Woodland Foods, LLC	First Lien Term Loan	9.17%	SOFR	525	12/1/2027	USD	7,590,572	7,521,200	7,514,667	[1,3,4,5]
Woodland Foods, LLC	Revolver	0.50%			12/1/2027	USD	133,718	(1,320)	(1,337)	[1,2,3,5]
Woodland Foods, LLC	First Lien Term Loan	9.28%	SOFR	525	12/31/2028	USD	1,058,410	1,048,413	1,047,826	[1,3,4,5]
Woodland Foods, LLC	Revolver	0.50%			12/31/2028	USD	111,733	(1,046)	(1,117)	[1,2,3,5]
Woof Holdings, Inc.	Second Lien Term Loan	11.63%	SOFR	725	12/21/2028	USD	8,000,000	7,921,130	3,800,000	[1,4,10]
WPP Bullet Buyer, LLC	Revolver	9.51%	SOFR	575	12/7/2029	USD	2,976,528	1,163,922	1,191,970	[1,3,4,5,6]
WPP Bullet Buyer, LLC	First Lien Term Loan	8.99%	SOFR	525	12/7/2030	USD	29,854,191	29,331,676	29,523,351	[1,3,4,5]
ZB Holdco LLC	Delayed Draw	9.69%	SOFR	590	2/9/2028	USD	1,657,057	396,174	412,453	[1,3,4,5,6]
ZB Holdco LLC	First Lien Term Loan	9.72%	SOFR	575	2/9/2028	USD	497,117	492,105	496,574	[1,3,4,5]
ZB Holdco LLC	Revolver	9.57%	SOFR	590	2/9/2028	USD	267,279	120,348	122,656	[1,3,4,5,6]
								666,039,194	666,733,535
Energy — 0.4%
Camin Cargo Control Holdings, Inc.	Delayed Draw	9.20%	SOFR	550	12/8/2029	USD	268,924	180,431	184,692	[1,3,4,6]
Camin Cargo Control Holdings, Inc.	First Lien Term Loan	9.24%	SOFR	550	12/8/2029	USD	1,766,640	1,751,813	1,761,180	[1,3,4]
Camin Cargo Control Holdings, Inc.	Revolver	9.17%	SOFR	550	12/8/2029	USD	250,000	182,094	183,394	[1,3,4,6]
Cricket Valley Energy Center	First Lien Term Loan	8.75%	SOFR	500	6/26/2030	USD	1,582,007	1,545,684	1,547,401	[1,3,4]
DMC Holdco, LLC	Revolver	0.50%			7/13/2029	USD	2,611,724	-	(2,854)	[1,2,3]
HydroSource Logistics, LLC	First Lien Term Loan	12.43%	SOFR	850	4/16/2035	USD	11,785,306	11,444,316	11,494,895	[1,3,4]
Integrated Power Services Holdings, Inc.	Revolver	8.58%	SOFR	475	11/22/2027	USD	2,579,122	700,409	692,904	[1,3,4,5,6]
Integrated Power Services Holdings, Inc.	Delayed Draw	8.58%	SOFR	475	11/22/2028	USD	5,505,207	1,021,563	1,028,129	[1,3,4,5,6]
Integrated Power Services Holdings, Inc.	First Lien Term Loan	8.58%	SOFR	475	11/22/2028	USD	35,123,345	35,176,006	35,021,148	[1,3,4,5]
KENE Acquisition, Inc.	Delayed Draw	8.84%	SOFR	500	2/8/2031	USD	5,720,553	5,620,839	5,720,553	[1,3,4,5,6]
KENE Acquisition, Inc.	First Lien Term Loan	8.42%	SOFR	475	2/8/2031	USD	18,151,517	18,101,253	18,101,180	[1,3,4]
KENE Acquisition, Inc.	Revolver	0.50%			2/8/2031	USD	1,716,166	(25,419)	-	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
KENE Acquisition, Inc.	Revolver	8.44%	SOFR	475	2/8/2031	USD	1,685,393	$297,422	$297,422	[1,3,4,6]
Meritum Energy Holdings, LP	First Lien Term Loan	9.82%	SOFR	600	12/6/2028	USD	6,448,160	6,356,813	6,351,438	[1,3,4]
Meritum Energy Holdings, LP	First Lien Term Loan	9.84%	SOFR	600	12/6/2028	USD	5,286,055	5,204,068	5,206,764	[1,3,4]
NDT Global Holding Inc.	Delayed Draw	8.22%	SOFR	450	6/4/2032	USD	7,666,666	3,300,249	3,336,005	[1,3,4,6]
NDT Global Holding Inc.	First Lien Term Loan	8.22%	SOFR	450	6/4/2032	USD	20,496,575	20,303,970	20,331,412	[1,3,4]
NDT Global Holding Inc.	Revolver	0.50%			6/4/2032	USD	3,833,333	(35,239)	(27,056)	[1,2,3]
Wood Group Receivables, LLC	Revolver	9.17%	SOFR	550	10/31/2028	USD	8,926,641	4,151,187	4,284,788	[1,3,4,6]
								115,277,459	115,513,395
Financials — 10.8%
1364720 B.C. LTD	Delayed Draw	7.08%	CORRA	450	9/9/2028	CAD	4,997,050	2,741,092	2,751,573	[1,3,4,6,7]
1364720 B.C. LTD	Delayed Draw	7.09%	CORRA	450	9/9/2028	CAD	6,368,876	34,240	124,349	[1,3,4,5,6,7]
1364720 B.C. LTD	First Lien Term Loan	7.08%	CORRA	450	9/9/2028	CAD	11,270,000	8,347,277	8,201,723	[1,3,4,7]
1364720 B.C. LTD	Revolver	0.50%			9/9/2028	CAD	2,000,000	(29,940)	(41,510)	[1,2,3,7]
15484880 Canada, Inc.	Delayed Draw	8.51%	CORRA	425	4/2/2031	CAD	1,128,903	186,393	225,811	[1,3,4,5,6,7]
15484880 Canada, Inc.	First Lien Term Loan	7.82%	CORRA	525	4/2/2031	CAD	4,740,232	3,286,037	3,449,695	[1,3,4,5,7]
15484880 Canada, Inc.	Revolver	7.82%	CORRA	525	4/2/2031	CAD	453,141	43,583	59,117	[1,3,4,5,6,7]
A&J Holdco, LLC	Delayed Draw	8.94%	SOFR	525	6/13/2031	USD	6,268,637	2,979,868	2,971,904	[1,3,4,6]
A&J Holdco, LLC	First Lien Term Loan	8.92%	SOFR	525	6/13/2031	USD	5,247,492	5,186,453	5,178,856	[1,3,4]
A&J Holdco, LLC	Revolver	0.50%			6/13/2031	USD	1,233,871	(14,031)	(16,139)	[1,2,3]
Accuserve Solutions, Inc.	First Lien Term Loan	9.09%	SOFR	525	8/11/2029	USD	16,591,158	16,361,167	16,161,447	[1,3,4]
Accuserve Solutions, Inc.	Delayed Draw	9.09%	SOFR	525	3/15/2030	USD	10,479,041	4,426,645	4,229,521	[1,3,4,6]
Accuserve Solutions, Inc.	First Lien Term Loan	9.09%	SOFR	525	3/15/2030	USD	41,468,270	41,071,597	40,394,242	[1,3,4]
Accuserve Solutions, Inc.	Revolver	9.09%	SOFR	525	3/15/2030	USD	5,664,773	1,432,442	1,299,305	[1,3,4,6]
Afore Insurance Services, LLC	Delayed Draw	1.00%			9/6/2029	USD	3,177,000	(35,341)	(57,422)	[1,2,3]
Afore Insurance Services, LLC	Delayed Draw	8.84%	SOFR	500	9/6/2029	USD	3,176,406	1,488,629	1,483,729	[1,3,4,6]
Afore Insurance Services, LLC	First Lien Term Loan	8.74%	SOFR	500	9/6/2029	USD	3,169,058	3,131,877	3,111,779	[1,3,4]
Afore Insurance Services, LLC	Revolver	0.50%			9/6/2029	USD	635,000	(7,041)	(11,477)	[1,2,3]
AI Athena Aus BidCo Pty Ltd	Delayed Draw	1.00%			12/1/2032	AUD	2,436,784	(15,991)	1,237	[1,2,3,7]
AI Athena Aus BidCo Pty Ltd	First Lien Term Loan	8.77%	BBSY	475	12/1/2032	AUD	4,995,407	3,265,041	3,300,269	[1,3,4,7]
AIS Holdco, LLC	First Lien Term Loan	9.67%	SOFR	600	5/21/2029	USD	31,680,000	31,213,869	31,506,141	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
AIS Holdco, LLC	Revolver	0.50%			5/21/2029	USD	3,000,000	$(40,935)	$(16,464)	[1,2,3]
Alkeme Intermediary Holding LLC	Delayed Draw	8.67%	SOFR	500	10/28/2026	USD	33,417,978	33,164,071	33,250,886	[1,3,4,5]
Alkeme Intermediary Holding LLC	First Lien Term Loan	8.67%	SOFR	500	10/28/2026	USD	10,117,833	10,035,632	10,067,244	[1,3,4,5]
Alkeme Intermediary Holding LLC	Delayed Draw	8.67%	SOFR	500	5/28/2027	USD	40,269,389	22,837,378	22,809,318	[1,3,4,5,6]
Alkeme Intermediary Holding LLC	Revolver	0.50%			5/28/2027	USD	2,523,916	(9,920)	(12,620)	[1,2,3,5]
Allworth Financial Group, L.P.	Delayed Draw	8.47%	SOFR	475	12/23/2027	USD	39,636,374	30,701,023	31,100,571	[1,3,4,5,6]
Allworth Financial Group, L.P.	Revolver	0.50%			12/23/2027	USD	944,061	(5,948)	(1,573)	[1,2,3,5]
Amba Buyer, Inc.	Delayed Draw	9.02%	SOFR	525	7/30/2027	USD	14,187,829	4,624,571	4,655,594	[1,3,4,6]
Amba Buyer, Inc.	First Lien Term Loan	9.02%	SOFR	525	7/30/2027	USD	12,405,937	12,282,775	12,330,418	[1,3,4]
AmeriLife Holdings, LLC	Revolver	0.50%			8/31/2028	USD	792,585	(2,812)	(3,487)	[1,2,3]
AmeriLife Holdings, LLC	Revolver	8.79%	SOFR	500	8/31/2028	USD	3,452,575	704,437	692,335	[1,3,4,5,6]
AmeriLife Holdings, LLC	Delayed Draw	1.00%			8/31/2029	USD	1,632,082	(7,440)	(7,181)	[1,2,3,5]
AmeriLife Holdings, LLC	Delayed Draw	8.79%	SOFR	500	8/31/2029	USD	9,049,323	7,437,524	9,009,505	[1,3,4,5]
AmeriLife Holdings, LLC	First Lien Term Loan	8.79%	SOFR	500	8/31/2029	USD	51,388,209	52,091,477	51,162,102	[1,3,4,5]
Aprio Advisory Group, LLC	Delayed Draw	0.50%			8/1/2031	USD	23,000,000	(229,012)	(230,000)	[1,2,3]
Aprio Advisory Group, LLC	Delayed Draw	8.42%	SOFR	475	8/1/2031	USD	47,530,702	32,100,856	32,068,102	[1,3,4,6]
Aprio Advisory Group, LLC	First Lien Term Loan	8.42%	SOFR	475	8/1/2031	USD	12,995,614	12,881,647	12,865,658	[1,3,4]
Aprio Advisory Group, LLC	Revolver	8.48%	SOFR	475	8/1/2031	USD	1,233,553	779,126	777,137	[1,3,4,6]
Aprio Advisory Group, LLC	Revolver	8.48%	SOFR	475	8/1/2031	USD	740,131	428,008	426,810	[1,3,4,6]
Apus Bidco Limited	First Lien Term Loan	9.25%	SONIA	528	2/9/2028	GBP	10,791,367	14,655,668	14,529,686	[1,3,4,7]
AQ Sunshine, Inc.	Revolver	8.67%	SOFR	500	7/24/2030	USD	2,274,642	710,201	725,401	[1,3,4,5,6]
AQ Sunshine, Inc.	Delayed Draw	8.67%	SOFR	500	7/24/2031	USD	12,254,417	7,018,218	7,113,347	[1,3,4,5,6]
AQ Sunshine, Inc.	First Lien Term Loan	8.67%	SOFR	500	7/24/2031	USD	23,051,097	22,853,738	23,025,907	[1,3,4,5]
Arax MidCo, LLC	Delayed Draw	8.66%	SOFR	500	4/11/2029	USD	937,135	133,325	140,992	[1,3,4,5,6]
Arax MidCo, LLC	Delayed Draw	8.99%	SOFR	500	4/11/2029	USD	7,814,656	7,675,556	7,806,116	[1,3,4,5]
Arax MidCo, LLC	First Lien Term Loan	8.99%	SOFR	500	4/11/2029	USD	15,199,079	14,934,560	15,182,469	[1,3,4,5]
Arax MidCo, LLC	Revolver	8.86%	SOFR	500	4/11/2029	USD	2,155,172	347,249	373,507	[1,3,4,5,6]
Arden Insurance Services LLC	First Lien Term Loan	8.42%	SOFR	475	11/27/2030	USD	326,799	322,694	324,021	[1,3,4]
Arden Insurance Services LLC	Revolver	10.50%	PRIME	375	11/27/2030	USD	45,732	11,874	12,050	[1,3,4,6]
Ascend Partner Services LLC	Delayed Draw	8.54%	SOFR	450	8/9/2031	USD	81,728,527	55,847,087	55,656,145	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Ascend Partner Services LLC	First Lien Term Loan	8.54%	SOFR	450	8/9/2031	USD	16,207,492	$16,069,745	$16,020,310	[1,3,4]
Ascend Partner Services LLC	Revolver	8.54%	SOFR	450	8/9/2031	USD	8,361,392	267,520	237,889	[1,3,4,6]
Babylon Buyer, Inc.	First Lien Term Loan	8.97%	SOFR	525	3/8/2030	USD	7,220,288	7,148,122	7,148,085	[1,3,4]
Babylon Buyer, Inc.	First Lien Term Loan	9.23%	SOFR	550	3/8/2030	USD	6,071,041	6,001,920	6,000,617	[1,3,4]
Babylon Buyer, Inc.	Revolver	9.23%	SOFR	550	3/8/2030	USD	379,377	127,095	126,923	[1,3,4,6]
Baker Tilly Advisory Group, LP	Revolver	0.50%			6/3/2030	USD	288,732	(3,210)	-	[1,2,3]
Baker Tilly Advisory Group, LP	First Lien Term Loan	8.47%	SOFR	475	6/3/2031	USD	4,116,330	4,064,788	4,116,330	[1,3,4]
BCTO Bluebill Buyer, Inc.	First Lien Term Loan	8.34%	SOFR	450	7/30/2032	USD	27,777,778	27,512,075	27,500,000	[1,3,4]
BCTO Bluebill Buyer, Inc.	Revolver	0.50%			7/30/2032	USD	3,472,222	(32,689)	(34,722)	[1,2,3]
Beacon Pointe Harmony LLC	Revolver	0.50%			12/29/2027	USD	639,000	-	(3,195)	[1,2,3]
Beacon Pointe Harmony LLC	Delayed Draw	8.22%	SOFR	450	12/29/2028	USD	4,105,140	3,213,815	3,244,937	[1,3,4,6]
Beacon Pointe Harmony LLC	First Lien Term Loan	8.22%	SOFR	450	12/29/2028	USD	6,206,974	6,125,995	6,175,939	[1,3,4]
Beacon Pointe Harmony, LLC	Delayed Draw	1.00%			12/29/2028	USD	2,195,794	(5,489)	(5,489)	[1,2,3]
Beacon Pointe Harmony, LLC	Delayed Draw	8.25%	SOFR	450	12/29/2028	USD	6,403,097	794,159	792,985	[1,3,4,6]
Bellwether Buyer LLC	Delayed Draw	1.00%			4/15/2032	USD	39,730,140	(180,852)	(198,651)	[1,2,3,5]
Bellwether Buyer LLC	First Lien Term Loan	8.23%	SOFR	450	4/15/2032	USD	36,195,966	36,043,309	36,014,987	[1,3,4,5]
Bellwether Buyer LLC	Revolver	0.50%			4/15/2032	USD	1,325,301	(2,992)	(6,627)	[1,2,3]
Bellwether Buyer LLC	Revolver	8.23%	SOFR	450	4/15/2032	USD	14,665,054	1,891,159	1,883,286	[1,3,4,5,6]
Belmont Buyer, Inc.	Delayed Draw	1.00%			6/21/2029	USD	102,041	(1,600)	-	[1,2,3,5]
Belmont Buyer, Inc.	Delayed Draw	10.19%	SOFR	650	6/21/2029	USD	127,319	120,427	127,319	[1,3,4]
Belmont Buyer, Inc.	First Lien Term Loan	10.19%	SOFR	650	6/21/2029	USD	926,622	912,810	926,622	[1,3,4,5]
Belmont Buyer, Inc.	Revolver	1.00%			6/21/2029	USD	63,224	-	-	[1,2,3]
Bishop Street Underwriters LLC	Delayed Draw	9.19%	SOFR	550	7/31/2031	USD	1,568,000	1,553,010	1,549,511	[1,3,4]
Bishop Street Underwriters LLC	First Lien Term Loan	9.22%	SOFR	550	7/31/2031	USD	2,347,118	2,324,851	2,319,440	[1,3,4]
Captive Resources Midco, LLC	Revolver	0.50%			7/1/2028	USD	79,053	-	(86)	[1,2,3,5]
Captive Resources Midco, LLC	First Lien Term Loan	8.22%	SOFR	450	7/1/2029	USD	1,022,202	1,022,202	1,021,085	[1,3,4,5]
Carr, Riggs and Ingram Capital, L.L.C.	First Lien Term Loan	7.92%	SOFR	425	11/18/2031	USD	2,481,199	2,459,225	2,472,245	[1,3,4,5]
Carr, Riggs and Ingram Capital, L.L.C.	Revolver	0.50%			11/18/2031	USD	3,491,358	(29,295)	(12,600)	[1,2,3,5]
CC SAG Acquisition Corp.	Revolver	11.00%	PRIME	425	6/29/2027	USD	699,301	-	(6,993)	[1,3,4,6]
CC SAG Acquisition Corp.	Delayed Draw	8.97%	SOFR	525	6/29/2028	USD	11,584,001	11,046,871	11,066,196	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
CC SAG Acquisition Corp.	First Lien Term Loan	8.97%	SOFR	525	6/29/2028	USD	18,300,099	$18,025,598	$18,117,098	[1,3,4]
Cerity Partners Equity Holding LLC	Delayed Draw	0.50%			7/28/2031	USD	11,419,680	(56,919)	(57,098)	[1,2,3]
Cerity Partners Equity Holding LLC	Revolver	8.17%	SOFR	450	7/28/2031	USD	1,027,771	159,337	159,304	[1,3,4,6]
Cerity Partners, LLC	Revolver	0.50%			7/28/2028	USD	443,192	-	(2,216)	[1,2,3]
Cerity Partners, LLC	Revolver	9.07%	SOFR	525	7/28/2028	USD	2,201,034	1,871,324	1,875,007	[1,3,4,5,6]
Cerity Partners, LLC	Delayed Draw	9.07%	SOFR	525	7/28/2029	USD	71,136,133	60,213,185	60,828,468	[1,3,4,5,6]
Cerity Partners, LLC	Delayed Draw	9.25%	SOFR	525	7/28/2029	USD	39,608,362	2,615,121	2,592,635	[1,3,4,6]
Cerity Partners, LLC	First Lien Term Loan	9.07%	SOFR	525	7/28/2029	USD	19,142,072	18,794,999	19,046,362	[1,3,4]
Cerity Partners, LLC	Revolver	8.17%	SOFR	450	7/28/2029	USD	1,389,231	881,768	884,556	[1,3,4,6]
CFC Bidco 2022 Limited	Second Lien Term Loan	9.41%	SOFR	575	7/1/2033	USD	13,000,000	12,811,891	12,758,665	[1,3,4]
CFGI Holdings, LLC	First Lien Term Loan	8.22%	SOFR	450	11/2/2027	USD	3,120,438	3,089,234	3,097,035	[1,3,4]
CFGI Holdings, LLC	Revolver	0.50%			11/2/2027	USD	1,751,825	(17,518)	(13,139)	[1,2,3]
Cherry Bekaert Advisory LLC	Delayed Draw	8.22%	SOFR	450	6/30/2028	USD	3,209,902	3,152,035	3,177,802	[1,3,4,5]
Cherry Bekaert Advisory LLC	First Lien Term Loan	8.22%	SOFR	450	6/30/2028	USD	2,465,313	2,422,923	2,440,660	[1,3,4,5]
Cherry Bekaert Advisory LLC	Revolver	0.50%			6/30/2028	USD	2,373,418	(5,934)	(23,734)	[1,2,3,5]
Cherry Bekaert Advisory LLC	Delayed Draw	8.22%	SOFR	450	6/28/2030	USD	1,716,851	891,355	908,214	[1,3,4,5,6]
Cherry Bekaert Advisory LLC	First Lien Term Loan	8.22%	SOFR	450	6/28/2030	USD	1,716,851	1,708,491	1,699,683	[1,3,4,5]
Cherry Bekaert Advisory LLC	Delayed Draw	1.00%			6/30/2030	USD	995,049	(9,742)	(9,950)	[1,2,3]
Cherry Bekaert Advisory LLC	First Lien Term Loan	8.22%	SOFR	450	6/30/2030	USD	995,049	985,427	985,099	[1,3,4]
Cherry Bekaert Advisory LLC	First Lien Term Loan	8.81%	SOFR	500	6/30/2030	USD	638,463	632,128	632,078	[1,3,4]
Choice Financial Group, LLC	Delayed Draw	1.00%			10/15/2027	USD	11,111,111	(107,175)	(111,111)	[1,2,3]
ClearCapital Holdings, LLC	Delayed Draw	1.00%			7/2/2032	USD	1,806,270	(21,866)	(12,439)	[1,2,3,5]
ClearCapital Holdings, LLC	First Lien Term Loan	8.67%	SOFR	500	7/2/2032	USD	3,793,166	3,747,955	3,767,045	[1,3,4,5]
ClearCapital Holdings, LLC	Revolver	0.50%			7/2/2032	USD	722,508	(8,455)	(4,976)	[1,2,3,5]
Convera International Financial S.À R.L	First Lien Term Loan	10.15%	SOFR	600	3/1/2028	USD	1,798,613	1,775,453	1,796,648	[1,3,4,5]
Convera International Financial S.À R.L	First Lien Term Loan	9.69%	SOFR	600	3/1/2030	USD	2,241,704	2,241,704	2,241,704	[1,3,4,5]
Convera International Financial S.À R.L	Revolver	0.50%			3/1/2030	USD	145,204	-	-	[1,2,3,5]
Credit Connection, LLC	First Lien Term Loan	9.57%	SOFR	575	7/30/2026	USD	8,194,348	8,063,605	8,071,432	[1,3,4]
Credit Connection, LLC	Revolver	0.50%			7/30/2026	USD	600,000	(12,678)	(9,000)	[1,2,3]
CUB Financing Intermediate LLC	Delayed Draw	8.44%	SOFR	475	6/28/2030	USD	2,532,272	2,510,327	2,528,051	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
CX Institutional, LLC	Delayed Draw	9.72%	SOFR	600	6/18/2029	USD	1,698,000	$1,097,225	$1,098,040	[1,3,4,6]
CX Institutional, LLC	First Lien Term Loan	9.72%	SOFR	600	6/18/2029	USD	3,260,725	3,199,668	3,195,510	[1,3,4]
CX Institutional, LLC	Delayed Draw	0.50%			11/21/2030	USD	4,460,000	(88,206)	(89,200)	[1,2,3]
CX Institutional, LLC	First Lien Term Loan	9.41%	SOFR	550	4/21/2031	USD	7,558,000	7,558,000	7,558,000	[1,3,4]
Deerfield Dakota Holding, LLC	First Lien Term Loan	9.42%, 2.75% PIK	SOFR	575	9/12/2032	USD	210,285,560	208,253,529	208,182,704	[1,3,4,8,9]
Deerfield Dakota Holding, LLC	Revolver	0.50%			9/12/2032	USD	19,711,146	(188,657)	(197,111)	[1,2,3]
Diamond Mezzanine 24 LLC	First Lien Term Loan	8.84%	SOFR	500	10/31/2030	USD	12,355,100	12,249,064	12,304,444	[1,3,4,5]
Diamond Mezzanine 24 LLC	Revolver	8.84%	SOFR	500	10/31/2030	USD	210,689	65,761	66,557	[1,3,4,5,6]
Diamond Mezzanine 24 LLC	Revolver	11.50%	PRIME	400	10/31/2030	USD	1,500,000	471,415	473,850	[1,3,4,6]
DOXA Insurance Holdings LLC	Revolver	8.92%	SOFR	525	12/20/2029	USD	10,306	1,237	1,237	[1,3,4,6]
DOXA Insurance Holdings LLC	Revolver	9.17%	SOFR	550	12/20/2029	USD	22,748	2,730	2,730	[1,3,4,5,6]
DOXA Insurance Holdings LLC	Delayed Draw	8.17%	SOFR	450	12/20/2030	USD	44,624	44,842	44,624	[1,3,4]
DOXA Insurance Holdings LLC	Delayed Draw	8.67%	SOFR	500	12/20/2030	USD	93,219	51,899	51,899	[1,3,4,5,6]
DOXA Insurance Holdings LLC	Delayed Draw	8.91%	SOFR	525	12/20/2030	USD	430	432	430	[1,3,4]
DOXA Insurance Holdings LLC	First Lien Term Loan	8.17%	SOFR	450	12/20/2030	USD	47,369	47,601	47,369	[1,3,4]
DOXA Insurance Holdings LLC	First Lien Term Loan	9.17%	SOFR	550	12/20/2030	USD	45,719	45,719	45,719	[1,3,4,5]
Early Stage Solutions, LLC	Delayed Draw	1.00%			8/15/2031	USD	3,369,210	(48,997)	(50,538)	[1,2,3]
Early Stage Solutions, LLC	First Lien Term Loan	8.47%	SOFR	475	8/15/2031	USD	8,568,239	8,445,844	8,439,716	[1,3,4]
Early Stage Solutions, LLC	Revolver	8.47%	SOFR	475	8/15/2031	USD	2,336,449	574,744	572,727	[1,3,4,6]
Ecapital Finance Corp.	First Lien Term Loan	11.22%	SOFR	725	12/31/2028	USD	345,130	335,044	344,753	[1,3,4,5]
Ecapital Finance Corp.	First Lien Term Loan	11.22%	SOFR	725	9/29/2029	USD	9,121	9,013	9,111	[1,3,4,5]
EdgeCo Buyer, Inc.	Delayed Draw	8.17%	SOFR	450	6/1/2026	USD	9,836,938	9,631,866	9,826,188	[1,3,4]
EdgeCo Buyer, Inc.	First Lien Term Loan	8.17%	SOFR	450	6/1/2026	USD	2,412,500	2,408,100	2,409,864	[1,3,4]
EdgeCo Buyer, Inc.	Delayed Draw	8.17%	SOFR	450	6/1/2028	USD	15,812,111	13,385,923	13,498,499	[1,3,4,5,6]
EdgeCo Buyer, Inc.	First Lien Term Loan	8.17%	SOFR	450	6/1/2028	USD	9,144,169	9,076,825	9,134,177	[1,3,4,5]
EdgeCo Buyer, Inc.	Revolver	10.75%	PRIME	350	6/1/2028	USD	1,465,744	4,027	12,761	[1,3,4,5,6]
Elliott Davis Advisory, LLC	Delayed Draw	1.00%			7/8/2031	USD	452,982	(4,354)	(5,020)	[1,2,3,5]
Elliott Davis Advisory, LLC	First Lien Term Loan	8.87%	SOFR	475	7/8/2031	USD	2,899,087	2,871,820	2,866,960	[1,3,4,5]
Elliott Davis Advisory, LLC	Revolver	8.61%	SOFR	475	7/8/2031	USD	659,156	229,310	228,108	[1,3,4,5,6]
Empower Payments Investor, LLC	Revolver	0.50%			3/12/2030	USD	3,676,331	(51,999)	(29,183)	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Empower Payments Investor, LLC	Delayed Draw	0.50%			3/12/2031	USD	1,128,462	$(11,126)	$(9,244)	[1,2,3,5]
Empower Payments Investor, LLC	Delayed Draw	1.00%			3/12/2031	USD	3,205,041	(31,526)	(26,256)	[1,2,3]
Empower Payments Investor, LLC	Delayed Draw	8.17%	SOFR	450	3/12/2031	USD	6,501,695	6,391,633	6,448,432	[1,3,4,5]
Empower Payments Investor, LLC	Delayed Draw	8.37%	SOFR	450	3/12/2031	USD	12,664,810	6,929,369	6,947,529	[1,3,4,5,6]
Empower Payments Investor, LLC	First Lien Term Loan	8.17%	SOFR	450	3/12/2031	USD	76,154,067	75,126,565	75,549,542	[1,3,4,5]
Empower Payments Investor, LLC	First Lien Term Loan	8.37%	SOFR	450	3/12/2031	USD	14,445,007	14,304,175	14,330,341	[1,3,4,5]
Endeavor Bidco LLC	First Lien Term Loan	8.25%	SOFR	425	8/21/2029	USD	479,757	475,399	476,837	[1,3,4,5]
Equinox Buyer LLC	First Lien Term Loan	9.11%	SOFR	525	9/9/2031	USD	771,149	760,029	759,582	[1,3,4]
Equinox Buyer LLC	Revolver	0.50%			9/9/2031	USD	103,851	(1,478)	(1,558)	[1,2,3]
Flow Traders Holding, LLC	First Lien Term Loan	9.20%	SOFR	500	10/29/2031	USD	20,780,421	20,475,389	20,468,715	[1,3,4]
Flow Traders Holding, LLC	Revolver	8.77%	SOFR	500	10/29/2031	USD	8,094,578	961,407	957,858	[1,3,4,6]
Forza Insurance Holdings, LLC	First Lien Term Loan	9.42%	SOFR	575	2/27/2030	USD	4,881,255	4,769,202	4,875,921	[1,3,4,5]
Foundation Risk Partners, Corp.	Delayed Draw	8.42%	SOFR	475	10/29/2028	USD	4,983,636	4,821,668	5,033,473	[1,3,4]
Foundation Risk Partners, Corp.	First Lien Term Loan	8.42%	SOFR	475	10/29/2028	USD	16,583,236	16,253,093	16,749,069	[1,3,4,5]
Foundation Risk Partners, Corp.	Revolver	0.50%			10/29/2028	USD	359,993	(3,610)	-	[1,2,3,5]
Foundation Risk Partners, Corp.	Revolver	0.50%			10/29/2029	USD	2,706,815	(998)	-	[1,2,3,5]
Foundation Risk Partners, Corp.	Revolver	8.42%	SOFR	475	10/29/2029	USD	8,604,379	1,656,722	1,704,764	[1,3,4,6]
Foundation Risk Partners, Corp.	Delayed Draw	1.00%			10/29/2030	USD	2,330,040	(16,446)	23,301	[1,2,3,5]
Foundation Risk Partners, Corp.	Delayed Draw	8.42%	SOFR	475	10/29/2030	USD	109,063,098	81,630,820	82,461,647	[1,3,4,5,6]
Foundation Risk Partners, Corp.	Delayed Draw	8.92%	SOFR	525	10/29/2030	USD	1,433,100	1,433,100	1,447,431	[1,3,4]
Foundation Risk Partners, Corp.	First Lien Term Loan	8.42%	SOFR	475	10/29/2030	USD	25,558,676	25,548,178	25,814,262	[1,3,4,5]
Fraizer & Deeter Advisory, LLC	Revolver	0.50%			5/2/2031	USD	220,780	(1,986)	(241)	[1,2,3,5]
Fraizer & Deeter Advisory, LLC	Delayed Draw	8.34%	SOFR	450	5/2/2032	USD	883,121	657,637	665,055	[1,3,4,5,6]
Fraizer & Deeter Advisory, LLC	First Lien Term Loan	8.17%	SOFR	450	5/2/2032	USD	1,251,088	1,239,387	1,249,720	[1,3,4,5]
Galway Borrower, LLC	Delayed Draw	8.17%	SOFR	450	9/30/2028	USD	78,399,118	17,160,640	17,954,933	[1,3,4,5,6]
Galway Borrower, LLC	First Lien Term Loan	8.17%	SOFR	450	9/30/2028	USD	30,640,486	30,282,670	30,717,086	[1,3,4,5]
Galway Borrower, LLC	Revolver	8.17%	SOFR	450	9/30/2028	USD	11,549,407	4,558,964	4,636,819	[1,3,4,5,6]
GC Waves Holdings Inc	Delayed Draw	8.22%	SOFR	450	10/4/2030	USD	19,252,759	557,634	557,733	[1,3,4,5,6]
Gestion ABS Bidco, Inc.	Delayed Draw	7.30%	CORRA	500	3/1/2031	CAD	7,500,000	259,461	313,195	[1,3,4,6,7]
Gestion ABS Bidco, Inc.	First Lien Term Loan	7.30%	CORRA	500	3/1/2031	CAD	14,925,000	10,874,985	10,970,259	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Gestion ABS Bidco, Inc.	Revolver	7.29%	CORRA	500	3/1/2031	CAD	2,250,000	$534,435	$531,157	[1,3,4,6,7]
Grit Buyer, Inc.	Revolver	0.50%			7/16/2031	USD	292,207	(4,055)	(4,698)	[1,2,3,5]
Grit Buyer, Inc.	Delayed Draw	8.21%	SOFR	450	7/16/2032	USD	1,194,481	364,921	371,384	[1,3,4,5,6]
Grit Buyer, Inc.	First Lien Term Loan	8.39%	SOFR	450	7/16/2032	USD	2,388,962	2,354,834	2,350,556	[1,3,4,5]
Guidehouse, Inc.	First Lien Term Loan	8.72%, 2.00% PIK	SOFR	500	12/16/2030	USD	87,086,260	86,602,288	86,991,094	[1,3,4,9]
Harp Finco Limited	First Lien Term Loan	8.72%	SONIA	500	3/27/2032	GBP	2,853,274	3,682,155	3,776,674	[1,3,4,7]
HBWM Intermediate II, LLC	Delayed Draw	8.47%	SOFR	475	11/15/2031	USD	4,114,292	4,096,126	4,096,600	[1,3,4]
HBWM Intermediate II, LLC	First Lien Term Loan	8.47%	SOFR	475	11/15/2031	USD	1,341,375	1,335,489	1,335,607	[1,3,4]
HBWM Intermediate II, LLC	Revolver	8.47%	SOFR	475	11/15/2031	USD	3,152,909	1,707,226	1,720,541	[1,3,4,6]
Heights Buyer, LLC	Delayed Draw	1.00%			8/25/2028	USD	248,810	(2,308)	(1,515)	[1,2,3,5]
Heights Buyer, LLC	First Lien Term Loan	8.92%	SOFR	500	8/25/2028	USD	183,199	181,600	182,084	[1,3,4,5]
Helibron Midco B.V.	First Lien Term Loan	7.08%	EURIBOR	500	9/18/2026	EUR	14,732,374	16,153,344	17,140,735	[1,3,4,7]
Helibron Midco B.V.	Delayed Draw	7.32%	EURIBOR	525	6/30/2028	EUR	11,384,107	9,792,739	10,042,304	[1,3,4,6,7]
HG Genesis 9 Sumoco Limited	First Lien Term Loan	8.35% PIK	EURIBOR	625	3/16/2029	EUR	30,151,609	31,173,951	35,396,240	[1,3,4,7,9]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	8.22%	SOFR	450	11/25/2026	USD	9,586,245	9,496,027	9,538,314	[1,3,4]
Higginbotham Insurance Agency, Inc.	Delayed Draw	8.22%	SOFR	450	11/25/2028	USD	24,911,596	19,471,344	19,573,354	[1,3,4,5,6]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	8.22%	SOFR	450	11/25/2028	USD	42,476,207	42,304,378	42,263,825	[1,3,4,5]
Higginbotham Insurance Agency, Inc.	Delayed Draw	0.50%			6/11/2031	USD	17,987,440	(89,472)	(89,937)	[1,2,3,5]
High Street Buyer, Inc.	Delayed Draw	8.17%	SOFR	450	4/16/2028	USD	29,023,579	2,709,063	2,689,958	[1,3,4,5,6]
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	6.84%	SOFR	300	5/14/2031	USD	185,778,035	80,940,033	80,940,033	[1,3,4,6]
IEQ Capital, LLC	Delayed Draw	8.37%	SOFR	450	8/12/2031	USD	1,127,102	1,127,102	1,127,102	[1,3,4]
IEQ Capital, LLC	First Lien Term Loan	8.37%	SOFR	450	8/12/2031	USD	804,630	804,630	804,630	[1,3,4]
IEQ MIDCO III, LLC	Delayed Draw	8.34%	SOFR	450	12/22/2028	USD	7,097,657	6,290,258	6,352,537	[1,3,4,6]
iM Global Partner	First Lien Term Loan	7.57%	EURIBOR	575	4/7/2028	EUR	3,700,000	3,762,246	4,300,149	[1,3,4,7]
Imagine 360 LLC	Delayed Draw	0.50%			9/30/2028	USD	2,404,220	(20,363)	(2,627)	[1,2,3,5]
Imagine 360 LLC	First Lien Term Loan	8.42%	SOFR	475	9/30/2028	USD	4,355,262	4,323,272	4,350,503	[1,3,4,5]
Imagine 360 LLC	Revolver	0.50%			9/30/2028	USD	1,023,922	(7,111)	(1,119)	[1,2,3,5]
Inszone Mid, LLC	First Lien Term Loan	9.55%	SOFR	525	11/8/2028	USD	11,588,235	11,439,190	11,472,353	[1,3,4]
Inszone Mid, LLC	Delayed Draw	1.00%			10/17/2031	USD	8,906,250	(87,787)	(89,063)	[1,2,3]
Inszone Mid, LLC	Revolver	0.50%			10/17/2031	USD	593,750	(5,766)	(5,938)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Integrity Marketing Acquisition, LLC	Delayed Draw	8.82%	SOFR	500	8/27/2027	USD	50,490,650	$40,678,147	$41,353,782	[1,3,4,5,6]
Integrity Marketing Acquisition, LLC	First Lien Term Loan	8.82%	SOFR	500	8/27/2027	USD	4,605,803	4,546,462	4,625,983	[1,3,4]
Integrity Marketing Acquisition, LLC	Revolver	0.50%			8/27/2027	USD	5,650,370	(71,219)	24,757	[1,2,3]
Integrity Marketing Acquisition, LLC	Delayed Draw	8.82%	SOFR	500	8/27/2028	USD	3,001,403	1,261,653	1,288,912	[1,3,4,5,6]
Integrity Marketing Acquisition, LLC	First Lien Term Loan	8.82%	SOFR	500	8/27/2028	USD	26,634,830	26,594,271	26,634,830	[1,3,4,5]
Integrity Marketing Acquisition, LLC	Revolver	0.50%			8/27/2028	USD	3,857,356	(1,770)	15,811	[1,2,3,5]
Iris Specialty Acquisition LLC	Delayed Draw	1.00%			11/20/2032	USD	4,949,887	(21,768)	(21,972)	[1,2,3,5]
Iris Specialty Acquisition LLC	First Lien Term Loan	8.17%	SOFR	450	11/20/2032	USD	14,716,894	14,644,167	14,643,310	[1,3,4]
Iris Specialty Acquisition LLC	First Lien Term Loan	8.23%	SOFR	450	11/20/2032	USD	10,989,329	10,934,807	10,934,383	[1,3,4,5]
Iris Specialty Acquisition LLC	First Lien Term Loan	8.42%	SOFR	450	11/20/2032	USD	3,663,110	3,657,657	3,657,615	[1,3,4,5]
Iris Specialty Acquisition LLC	Revolver	0.50%			11/20/2032	USD	4,355,901	(19,606)	(19,878)	[1,2,3,5]
J.S. Held Holdings LLC	Delayed Draw	1.00%			6/1/2028	USD	1,862,328	-	17,878	[1,2,3,5]
J.S. Held Holdings LLC	Delayed Draw	9.65%	SOFR	550	6/1/2028	USD	1,605,535	1,605,535	1,620,949	[1,3,4,5]
J.S. Held Holdings LLC	First Lien Term Loan	9.32%	SOFR	565	6/1/2028	USD	13,707,892	13,784,622	13,707,892	[1,3,4,5]
J.S. Held Holdings LLC	First Lien Term Loan	9.65%	SOFR	550	6/1/2028	USD	36,480,585	36,374,897	36,480,585	[1,3,4,5]
J.S. Held Holdings LLC	Revolver	9.32%	SOFR	565	6/1/2028	USD	1,197,264	190,437	191,562	[1,3,4,5,6]
Kensington Private Equity Fund	Delayed Draw	16.17%, 13.17% PIK	SOFR	1250	3/30/2026	USD	12,600,000	12,423,220	12,586,231	[1,3,4,5,9]
Kensington Private Equity Fund	Second Lien Term Loan	16.17%, 13.17% PIK	SOFR	1250	3/30/2026	USD	6,800,000	6,789,858	6,792,569	[1,3,4,5,9]
King Risk Partners, LLC	Delayed Draw	8.22%	SOFR	450	4/23/2031	USD	1,116,744	600,411	602,954	[1,3,4,5,6]
King Risk Partners, LLC	First Lien Term Loan	8.22%	SOFR	450	4/23/2031	USD	1,116,743	1,106,572	1,104,367	[1,3,4,5]
King Risk Partners, LLC	Revolver	0.50%			4/23/2031	USD	242,143	(2,147)	(2,683)	[1,2,3,5]
Kline Hill Partners LP	Delayed Draw	0.50%			6/30/2032	USD	2,450,000	(23,637)	(12,711)	[1,2,3]
Kline Hill Partners LP	First Lien Term Loan	7.92%	SOFR	425	6/30/2032	USD	2,254,000	2,232,654	2,242,306	[1,3,4]
Kline Hill Partners LP	Revolver	0.50%			6/30/2032	USD	980,000	(9,111)	(5,085)	[1,2,3]
Koala Investment Holdings, Inc.	Delayed Draw	1.00%			8/29/2032	USD	8,413,502	(82,113)	(19,454)	[1,2,3,5]
Koala Investment Holdings, Inc.	First Lien Term Loan	7.92%	SOFR	425	8/29/2032	USD	32,278,138	31,966,846	32,047,701	[1,3,4,5]
Koala Investment Holdings, Inc.	Revolver	0.50%			8/29/2032	USD	3,547,288	(33,800)	(25,273)	[1,2,3,5]
Kohlberg Kinetic Borrower, LP	Delayed Draw	12.45%	SOFR	850	12/26/2027	USD	2,327,006	2,291,630	2,324,463	[1,3,4]
Kohlberg Kinetic Borrower, LP	Delayed Draw	12.59%	SOFR	850	12/26/2027	USD	37,824,984	37,282,491	37,783,651	[1,3,4]
KRIV Acquisition Inc.	Delayed Draw	8.67%	SOFR	500	7/6/2029	USD	7,989,845	4,480,482	4,600,869	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
KRIV Acquisition Inc.	First Lien Term Loan	8.67%	SOFR	500	7/6/2029	USD	2,714,866	$2,628,570	$2,687,718	[1,3,4,5]
KRIV Acquisition Inc.	Revolver	8.37%	SOFR	450	7/6/2029	USD	2,760,532	12,355	(1,238)	[1,3,4,5,6]
KRIV Acquisition Inc.	Delayed Draw	8.67%	SOFR	500	9/20/2030	USD	7,930,165	1,845,246	1,838,136	[1,3,4,6]
KRIV Acquisition Inc.	First Lien Term Loan	8.67%	SOFR	500	9/20/2030	USD	242,061	235,651	239,641	[1,3,4]
KRIV Acquisition Inc.	Delayed Draw	1.00%			7/31/2031	USD	13,040,514	(126,546)	(130,405)	[1,2,3,5]
KRIV Acquisition Inc.	Revolver	8.37%	SOFR	450	7/31/2031	USD	1,404,639	209,148	208,289	[1,3,4,6]
KRIV Acquisition Inc.	Revolver	8.66%	SOFR	500	7/31/2031	USD	1,104,853	471,159	470,606	[1,3,4,5,6]
KWOR Acquisition, Inc.	Delayed Draw	1.00%			2/28/2030	USD	3,200,000	(146,988)	(3,497)	[1,2,3,5]
KWOR Acquisition, Inc.	First Lien Term Loan	10.07%, 5.25% PIK	SOFR	625	2/28/2030	USD	14,725,263	14,725,263	14,709,172	[1,3,4,5,9]
KWOR Acquisition, Inc.	Revolver	0.50%			2/28/2030	USD	2,300,000	(96,288)	(2,513)	[1,2,3,5]
Lido Advisors, LLC	Delayed Draw	8.57%	SOFR	475	6/15/2027	USD	13,293,638	13,001,441	13,233,711	[1,3,4,5]
Lido Advisors, LLC	Revolver	8.42%	SOFR	475	6/15/2029	USD	699,999	629,885	638,510	[1,3,4,5,6]
MAI Capital Management Intermediate LLC	Delayed Draw	8.42%	SOFR	475	8/29/2031	USD	23,562,176	14,560,107	14,583,132	[1,3,4,5,6]
MAI Capital Management Intermediate LLC	First Lien Term Loan	8.42%	SOFR	475	8/29/2031	USD	11,375,714	11,278,423	11,281,296	[1,3,4]
MAI Capital Management Intermediate LLC	Revolver	8.42%	SOFR	475	8/29/2031	USD	9,164,371	2,700,825	2,700,436	[1,3,4,5,6]
Mclarens Midco, Inc.	Delayed Draw	8.89%	SOFR	475	12/19/2027	USD	1,015,341	1,005,653	1,009,160	[1,3,4,5]
Mclarens Midco, Inc.	Revolver	8.89%	SOFR	475	12/19/2027	USD	3,485,026	3,462,524	3,463,811	[1,3,4,5]
Merit Financial Group, LLC	Delayed Draw	1.00%			8/27/2032	USD	2,665,505	(26,000)	(29,539)	[1,2,3,5]
Merit Financial Group, LLC	First Lien Term Loan	8.67%	SOFR	500	8/27/2032	USD	5,588,154	5,534,246	5,526,227	[1,3,4,5]
Merit Financial Group, LLC	Revolver	11.25%	PRIME	400	8/27/2032	USD	746,341	739,218	738,070	[1,3,4,5]
More Cowbell II LLC	Revolver	7.99%	SOFR	450	9/1/2029	USD	10,300,775	235,514	235,514	[1,3,4,6]
More Cowbell II LLC	Delayed Draw	0.50%			9/1/2030	USD	5,790,526	-	-	[1,2,3]
More Cowbell II LLC	First Lien Term Loan	7.99%	SOFR	450	9/1/2030	USD	71,383,577	71,383,577	71,383,577	[1,3,4]
MRH Trowe Beteiligungsgesellschaft mbH	Revolver	0.50%			11/15/2031	EUR	3,125,000	(31,501)	171,233	[1,2,3,7]
MRH Trowe Beteiligungsgesellschaft mbH	Delayed Draw	6.99%	EURIBOR	500	5/15/2032	EUR	11,718,751	6,765,610	7,543,073	[1,3,4,6,7]
MRH Trowe Beteiligungsgesellschaft mbH	First Lien Term Loan	7.11%	EURIBOR	500	5/15/2032	EUR	35,156,250	38,955,080	41,271,397	[1,3,4,7]
MWH Intermediate II, LLC	Revolver	0.50%			8/29/2031	USD	896,552	(6,353)	(6,724)	[1,2,3]
MWH Intermediate II, LLC	Delayed Draw	8.23%	SOFR	450	8/29/2032	USD	4,482,758	962,409	961,552	[1,3,4,6]
MWH Intermediate II, LLC	First Lien Term Loan	8.19%	SOFR	450	8/29/2032	USD	1,250,239	1,241,194	1,240,862	[1,3,4]
Nxgen Buyer LLC	Revolver	0.50%			10/31/2027	USD	5,438	(37)	1	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Nxgen Buyer LLC	First Lien Term Loan	8.47%	SOFR	475	4/30/2028	USD	263,794	$261,780	$263,820	[1,3,4,5]
Oak Funding LLC	Delayed Draw	1.00%			12/2/2032	USD	11,187,545	(111,156)	(111,875)	[1,2,3,5]
Oak Funding LLC	First Lien Term Loan	8.29%	SOFR	450	12/2/2032	USD	114,672,350	113,534,661	113,525,626	[1,3,4,5]
Oakbridge Insurance Agency LLC	Delayed Draw	1.00%			11/1/2029	USD	575,571	(5,729)	(5,756)	[1,2,3,5]
Oakbridge Insurance Agency LLC	Delayed Draw	8.47%	SOFR	475	11/1/2029	USD	7,607,543	5,259,970	5,309,506	[1,3,4,5,6]
Oakbridge Insurance Agency LLC	First Lien Term Loan	8.47%	SOFR	475	11/1/2029	USD	3,096,641	3,053,463	3,018,289	[1,3,4,5]
Oakbridge Insurance Agency LLC	Revolver	8.47%	SOFR	475	11/1/2029	USD	1,295,337	760,290	764,250	[1,3,4,5,6]
Odeon Bidco	Delayed Draw	7.52%	EURIBOR	550	9/22/2029	EUR	37,335,937	19,380,782	19,441,849	[1,3,4,6,7]
One, Inc.	Delayed Draw	1.00%			12/5/2032	USD	2,456,061	(24,431)	(24,561)	[1,2,3]
One, Inc.	First Lien Term Loan	8.26%	SOFR	450	12/5/2032	USD	12,771,515	12,644,789	12,643,800	[1,3,4]
One, Inc.	Revolver	0.50%			12/5/2032	USD	982,424	(9,722)	(9,824)	[1,2,3]
Pacioli UK Midco Limited	First Lien Term Loan	8.73%	SONIA	500	4/14/2032	GBP	2,468,435	3,242,960	3,268,955	[1,3,4,7]
Pareto Health Intermediate Holdings, Inc.	Revolver	0.50%			6/1/2029	USD	1,852,989	(53,321)	(18,530)	[1,2,3,5]
Pareto Health Intermediate Holdings, Inc.	Delayed Draw	0.50%			6/1/2030	USD	1,995,113	(18,140)	(19,951)	[1,2,3,5]
Pareto Health Intermediate Holdings, Inc.	Delayed Draw	1.00%			6/1/2030	USD	14,842,360	(134,673)	(148,423)	[1,2,3]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	8.35%	SOFR	475	6/1/2030	USD	90,129,986	89,351,421	89,228,686	[1,3,4,5]
Pathstone Family Office, LLC	Revolver	0.50%			5/15/2028	USD	771,931	(5,397)	(6,641)	[1,2,3,5]
Pathstone Family Office, LLC	Revolver	8.92%	SOFR	500	5/15/2028	USD	2,497,372	775,660	763,147	[1,3,4,5,6]
Pathstone Family Office, LLC	Revolver	10.75%	PRIME	375	5/15/2028	USD	312,118	72,755	72,223	[1,3,4,5,6]
Pathstone Family Office, LLC	Delayed Draw	8.82%	SOFR	500	5/15/2029	USD	4,686,712	4,510,961	4,646,391	[1,3,4,5]
Pathstone Family Office, LLC	First Lien Term Loan	8.82%	SOFR	500	5/15/2029	USD	40,783,607	39,856,605	40,432,731	[1,3,4,5]
Patriot Growth Insurance Services, LLC	Delayed Draw	8.82%	SOFR	500	10/14/2028	USD	40,440,643	40,130,744	40,238,440	[1,3,4]
Patriot Growth Insurance Services, LLC	First Lien Term Loan	8.82%	SOFR	500	10/14/2028	USD	26,980,846	26,525,270	26,845,941	[1,3,4]
Patriot Growth Insurance Services, LLC	Revolver	0.50%			10/14/2028	USD	2,660,377	-	(13,302)	[1,2,3]
People Corporation	Delayed Draw	7.58%	CORRA	500	2/18/2028	CAD	6,521,773	2,705,086	2,952,144	[1,3,4,5,6,7]
Petra Borrower, LLC	Revolver	9.45%	SOFR	575	11/15/2029	USD	1,066,987	203,142	204,717	[1,3,4,6]
Petra Borrower, LLC	Delayed Draw	9.45%	SOFR	575	11/15/2030	USD	2,657,865	2,605,614	2,627,299	[1,3,4]
Petra Borrower, LLC	First Lien Term Loan	9.65%	SOFR	575	11/15/2030	USD	6,831,384	6,726,184	6,752,823	[1,3,4]
Petrus Buyer, Inc.	Delayed Draw	8.59%	SOFR	450	10/17/2029	USD	5,457,527	5,294,161	5,451,564	[1,3,4]
Petrus Buyer, Inc.	First Lien Term Loan	8.39%	SOFR	450	10/17/2029	USD	14,241,964	13,975,172	14,226,401	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Petrus Buyer, Inc.	First Lien Term Loan	8.59%	SOFR	450	10/17/2029	USD	6,298,970	$6,152,082	$6,292,087	[1,3,4]
Petrus Buyer, Inc.	Revolver	8.39%	SOFR	450	10/17/2029	USD	1,923,077	217,033	272,624	[1,3,4,6]
PMA Parent Holdings LLC	First Lien Term Loan	8.42%	SOFR	475	1/31/2031	USD	3,124,655	3,094,823	3,093,408	[1,3,4]
PMA Parent Holdings LLC	Revolver	0.50%			1/31/2031	USD	427,679	(4,033)	(4,277)	[1,2,3]
Premium Group B1	First Lien Term Loan	7.77%	EURIBOR	575	12/5/2030	EUR	21,125,461	22,330,175	24,725,665	[1,3,4,7]
Premium Group B2	Delayed Draw	1.00%			12/5/2030	EUR	3,874,539	(98,095)	352,026	[1,2,3,7]
Private Credit Fund C-1 SPV 2, LLC	Revolver	4.46%			6/23/2026	USD	49,896,840	22,656,343	22,656,343	[1,3,6]
Project Accelerate Parent, LLC	First Lien Term Loan	8.97%	SOFR	525	2/24/2031	USD	24,575,912	24,375,169	24,549,056	[1,3,4,5]
Project Accelerate Parent, LLC	First Lien Term Loan	8.97%	SOFR	525	9/19/2031	USD	43,203,125	42,858,294	43,155,913	[1,3,4]
Project Accelerate Parent, LLC	Revolver	0.50%			9/19/2031	USD	6,250,000	(46,177)	(6,830)	[1,2,3]
PT&C Group, LLC	Revolver	9.53%	SOFR	550	10/2/2030	USD	1,059,000	1,059,000	1,039,459	[1,3,4]
PT&C Group, LLC	Delayed Draw	9.53%	SOFR	550	12/24/2029	USD	2,682,800	2,644,396	2,633,296	[1,3,4]
PT&C Group, LLC	First Lien Term Loan	9.53%	SOFR	550	12/24/2029	USD	3,903,373	3,846,289	3,831,346	[1,3,4]
PT&C Group, LLC	Delayed Draw	9.23%	SOFR	550	10/2/2030	USD	4,051,000	(47,163)	(54,496)	[1,3,4,6]
PT&C Group, LLC	Revolver	9.53%	SOFR	550	10/2/2030	USD	1,013,000	66,010	64,188	[1,3,4,6]
R&T Acquisitions, LLC	Revolver	0.50%			8/31/2029	USD	2,308,228	(69,247)	(31,344)	[1,2,3,5]
R&T Acquisitions, LLC	Delayed Draw	9.37%	SOFR	550	8/31/2030	USD	5,770,569	667,463	691,050	[1,3,4,5,6]
R&T Acquisitions, LLC	First Lien Term Loan	9.32%	SOFR	550	8/31/2030	USD	15,115,967	14,772,462	14,910,706	[1,3,4,5]
RCP Fund II Borrower, LLC	Delayed Draw	8.80%	SOFR	500	9/28/2029	USD	25,000,000	15,000,000	14,966,004	[1,3,4,6]
RFS Opco LLC	Delayed Draw	1.00%			4/4/2031	USD	772,912	(3,683)	(749)	[1,2,3]
RFS Opco LLC	Delayed Draw	8.42%	SOFR	475	4/4/2031	USD	535,095	531,554	534,576	[1,3,4]
RFS Opco LLC	Delayed Draw	8.67%	SOFR	475	4/4/2031	USD	703,800	699,113	703,118	[1,3,4]
RGP Holdings 2, LLC	First Lien Term Loan	10.17%	SOFR	550	10/10/2032	USD	3,000,000	2,941,336	2,940,000	[1,3,4]
Rialto Management Group, LLC	First Lien Term Loan	8.72%	SOFR	500	12/5/2030	USD	4,834,557	4,803,120	4,810,383	[1,3,4,5]
Rialto Management Group, LLC	First Lien Term Loan	8.74%	SOFR	500	12/5/2030	USD	1,060,490	1,055,238	1,055,188	[1,3,4,5]
Rialto Management Group, LLC	Revolver	0.50%			12/5/2030	USD	296,913	(1,851)	(1,485)	[1,2,3,5]
RWA Wealth Partners, LLC	Delayed Draw	8.68%	SOFR	475	11/15/2030	USD	1,796,467	408,974	423,226	[1,3,4,5,6]
RWA Wealth Partners, LLC	First Lien Term Loan	8.63%	SOFR	475	11/15/2030	USD	2,222,396	2,203,428	2,219,967	[1,3,4,5]
RWA Wealth Partners, LLC	Revolver	8.74%	SOFR	475	11/15/2030	USD	529,926	41,102	44,843	[1,3,4,5,6]
SageSure Holdings, LLC	Delayed Draw	8.58%	SOFR	475	1/28/2030	USD	4,426,229	4,386,874	4,421,392	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
SageSure Holdings, LLC	First Lien Term Loan	8.58%	SOFR	475	1/28/2030	USD	4,562,336	$4,523,960	$4,557,350	[1,3,4,5]
Sapphire Bidco S.A.R.L.	Delayed Draw	1.00%			4/7/2032	EUR	8,663,550	(176,146)	(86,869)	[1,2,3,7]
Sapphire Bidco S.A.R.L.	First Lien Term Loan	7.07%	EURIBOR	500	4/7/2032	EUR	13,766,737	15,759,639	15,895,898	[1,3,4,7]
SG Acquisition, Inc.	First Lien Term Loan	8.40%	SOFR	475	1/27/2027	USD	1,058,511	1,040,575	1,037,340	[1,3,4]
SG Acquisition, Inc.	First Lien Term Loan	8.40%	SOFR	475	4/3/2030	USD	46,598,783	46,251,060	45,666,806	[1,3,4]
SG Acquisition, Inc.	Revolver	0.50%			4/3/2030	USD	3,643,725	(25,976)	(72,875)	[1,2,3]
Shelby 2021 Holdings Corp.	Delayed Draw	8.97%	SOFR	525	6/29/2028	USD	55,478,729	25,347,756	25,284,935	[1,3,4,6]
SIB Corp.	Delayed Draw	7.83%	CORRA	525	4/24/2028	CAD	13,405,478	6,713,610	6,673,688	[1,3,4,6,7]
SIB Corp.	First Lien Term Loan	7.83%	CORRA	525	4/24/2028	CAD	12,947,836	9,345,922	9,304,038	[1,3,4,7]
SIB Corp.	Revolver	0.50%			4/24/2028	CAD	294,464	(2,211)	(3,326)	[1,2,3,7]
Sigma Irish Acquico Limited	Delayed Draw	0.50%			3/20/2032	USD	1,495,447	(28,266)	(19,261)	[1,2,3]
Sigma Irish Acquico Limited	Delayed Draw	7.27%	EURIBOR	525	3/20/2032	EUR	618,406	659,195	719,076	[1,3,4,7]
Sigma Irish Acquico Limited	First Lien Term Loan	7.27%	EURIBOR	525	3/20/2032	EUR	6,085,699	6,484,759	7,076,387	[1,3,4,7]
Sigma Irish Acquico Limited	First Lien Term Loan	8.91%	SOFR	525	3/20/2032	USD	6,388,889	6,271,422	6,306,601	[1,3,4]
Simplicity Financial Marketing Group Holdings, Inc.	Delayed Draw	8.42%	SOFR	500	12/31/2031	USD	9,464,214	4,432,392	4,462,043	[1,3,4,5,6]
Simplicity Financial Marketing Group Holdings, Inc.	First Lien Term Loan	8.42%	SOFR	500	12/31/2031	USD	22,859,319	22,654,958	22,719,737	[1,3,4,5]
Simplicity Financial Marketing Group Holdings, Inc.	Revolver	0.50%			12/31/2031	USD	4,738,267	(40,993)	(28,932)	[1,2,3,5]
SitusAMC Holdings Corporation	First Lien Term Loan	9.17%	SOFR	550	5/14/2031	USD	26,223,099	26,139,152	26,164,710	[1,3,4]
Slaine Holdings LLC	Delayed Draw	0.50%			5/23/2030	USD	240,895	(4,530)	(5,076)	[1,2,3,5]
Slaine Holdings LLC	First Lien Term Loan	10.47%	SOFR	675	5/23/2030	USD	602,238	591,310	589,548	[1,3,4,5]
Slaine Holdings LLC	Revolver	0.50%			5/23/2030	USD	435,147	(7,666)	(9,169)	[1,2,3,5]
Steward Partners Global Advisory, LLC	Delayed Draw	8.47%	SOFR	475	10/14/2028	USD	23,796,501	2,768,609	2,748,253	[1,3,4,5,6]
Steward Partners Global Advisory, LLC	Revolver	8.67%	SOFR	475	10/14/2028	USD	2,986,853	46,306	41,372	[1,3,4,5,6]
The Ultimus Group Midco, LLC	Delayed Draw	1.00%			7/1/2032	USD	23,357,764	(225,700)	(282,977)	[1,2,3,5]
The Ultimus Group Midco, LLC	First Lien Term Loan	8.42%	SOFR	475	7/1/2032	USD	50,981,294	50,497,665	50,363,661	[1,3,4,5]
The Ultimus Group Midco, LLC	Revolver	0.50%			7/1/2032	USD	8,771,924	(81,721)	(106,271)	[1,2,3,5]
Themis Bidco	Delayed Draw	0.50%			8/21/2032	EUR	2,160,675	(23,753)	(16,451)	[1,2,3,7]
Themis Bidco	First Lien Term Loan	7.20%	EURIBOR	525	8/21/2032	EUR	9,182,869	10,644,439	10,674,050	[1,3,4,7]
THG Acquisition, LLC	Delayed Draw	8.47%	SOFR	475	10/31/2031	USD	10,874,440	3,064,395	3,061,596	[1,3,4,5,6]
THG Acquisition, LLC	First Lien Term Loan	8.47%	SOFR	475	10/31/2031	USD	34,627,601	34,325,552	34,302,102	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
THG Acquisition, LLC	Revolver	8.47%	SOFR	475	10/31/2031	USD	5,308,821	$650,549	$645,177	[1,3,4,5,6]
Turbo Buyer, Inc.	Delayed Draw	9.85%	SOFR	600	6/2/2026	USD	5,719,488	5,581,337	5,682,950	[1,3,4]
Turbo Buyer, Inc.	First Lien Term Loan	9.85%	SOFR	600	6/2/2026	USD	4,067,138	4,057,557	4,041,156	[1,3,4]
Unison Risk Advisors, Inc.	Revolver	8.43%	SOFR	475	10/17/2030	USD	1,031,767	94,878	91,554	[1,3,4,6]
Unison Risk Advisors, Inc.	Revolver	11.25%	PRIME	350	10/17/2030	USD	1,903,420	776,999	771,174	[1,3,4,5,6]
Unison Risk Advisors, Inc.	First Lien Term Loan	8.43%	SOFR	475	6/30/2031	USD	341,911	338,693	338,059	[1,3,4,5]
Unison Risk Advisors, Inc.	Delayed Draw	1.00%			10/17/2031	USD	1,210,000	(11,643)	(13,631)	[1,2,3]
Unison Risk Advisors, Inc.	Delayed Draw	8.47%	SOFR	475	10/17/2031	USD	16,200,095	3,283,267	3,256,260	[1,3,4,5,6]
Unison Risk Advisors, Inc.	Delayed Draw	8.48%	SOFR	475	10/17/2031	USD	1,250,000	1,239,164	1,235,919	[1,3,4,5]
Unison Risk Advisors, Inc.	First Lien Term Loan	8.43%	SOFR	475	10/17/2031	USD	2,080,000	2,060,387	2,056,569	[1,3,4]
Unison Risk Advisors, Inc.	First Lien Term Loan	8.47%	SOFR	475	10/17/2031	USD	3,536,000	3,502,727	3,496,167	[1,3,4]
Unison Risk Advisors, Inc.	First Lien Term Loan	8.48%	SOFR	475	10/17/2031	USD	8,968,234	8,889,335	8,867,207	[1,3,4,5]
UniVista Intermediate HoldCo, LLC	First Lien Term Loan	7.57%	SOFR	385	1/10/2030	USD	4,859,691	4,788,468	4,764,544	[1,3,4]
UniVista Intermediate HoldCo, LLC	First Lien Term Loan	8.97%	SOFR	525	1/10/2030	USD	9,329,061	9,178,587	9,099,862	[1,3,4]
Vale Insurance Services LLC	First Lien Term Loan	9.40%	SOFR	525	12/1/2027	USD	21,733,871	21,516,532	21,710,121	[1,3,4]
Vale Insurance Services LLC	Revolver	9.07%	SOFR	525	12/1/2027	USD	2,419,355	483,871	481,227	[1,3,4,6]
Waverly Advisors, LLC	Delayed Draw	8.82%	SOFR	500	1/31/2031	USD	5,226,840	4,633,938	4,675,854	[1,3,4,5,6]
Waverly Advisors, LLC	Revolver	9.57%	SOFR	575	1/31/2031	USD	509,436	97,523	101,331	[1,3,4,5,6]
Wealth Enhancement Group, LLC	Delayed Draw	8.16%	SOFR	450	10/2/2027	USD	1,251,263	1,242,445	1,245,633	[1,3,4,5]
Wealth Enhancement Group, LLC	Delayed Draw	0.50%			10/2/2028	USD	13,155,310	(62,151)	(59,199)	[1,2,3,5]
Wealth Enhancement Group, LLC	Delayed Draw	8.16%	SOFR	450	10/2/2028	USD	144,268,604	129,159,601	129,138,520	[1,3,4,5,6]
Wealth Enhancement Group, LLC	First Lien Term Loan	8.16%	SOFR	450	10/2/2028	USD	15,779,101	15,779,067	15,708,095	[1,3,4,5]
Wealth Enhancement Group, LLC	Revolver	0.50%			10/2/2028	USD	6,363,924	(67,828)	(28,638)	[1,2,3,5]
Wealth Enhancement Group, LLC	Revolver	8.16%	SOFR	450	10/2/2028	USD	925,437	19,280	15,781	[1,3,4,6]
Wealth Enhancement Group, LLC	Revolver	10.75%	PRIME	350	10/2/2028	USD	720,584	137,193	138,561	[1,3,4,5,6]
World Associates Holdings, LLC	Delayed Draw	8.67%	SOFR	500	4/3/2030	USD	24,123,588	13,985,964	14,009,782	[1,3,4,6]
World Associates Holdings, LLC	Revolver	0.50%			4/3/2030	USD	722,913	(3,011)	(2,595)	[1,2,3]
World Insurance Associates, LLC	Delayed Draw	8.67%	SOFR	500	4/3/2030	USD	1,264,364	704,299	705,527	[1,3,4,5,6]
World Insurance Associates, LLC	First Lien Term Loan	8.67%	SOFR	500	4/3/2030	USD	137,009,490	132,134,507	136,517,620	[1,3,4,5]
World Insurance Associates, LLC	Revolver	0.50%			4/3/2030	USD	92,265	(387)	(331)	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Worldwide Insurance Network, LLC	Delayed Draw	1.00%			5/28/2030	USD	266,901	$(2,409)	$(2,669)	[1,2,3]
Worldwide Insurance Network, LLC	Delayed Draw	9.35%	SOFR	568	5/28/2030	USD	1,823,208	1,373,102	1,354,870	[1,3,4,5,6]
Worldwide Insurance Network, LLC	First Lien Term Loan	9.35%	SOFR	568	5/28/2030	USD	253,700	253,700	251,163	[1,3,4,5]
Xactus, LLC	Revolver	0.50%			5/6/2030	USD	3,468,750	(25,752)	(3,790)	[1,2,3]
Xactus, LLC	First Lien Term Loan	9.17%	SOFR	550	5/6/2032	USD	42,674,297	42,334,820	43,053,940	[1,3,4]
								3,388,793,495	3,418,378,027
Health Care — 16.6%
123Dentist, Inc.	Delayed Draw	7.27%	CORRA	500	8/10/2029	CAD	9,634,396	7,085,370	6,982,666	[1,3,4,5,7]
123Dentist, Inc.	First Lien Term Loan	7.27%	CORRA	500	8/10/2029	CAD	39,261,019	29,676,871	28,454,991	[1,3,4,7]
AAH Topco, LLC	Delayed Draw	9.07%	SOFR	525	12/22/2027	USD	32,065,254	31,675,041	32,030,213	[1,3,4]
AAH Topco, LLC	First Lien Term Loan	9.07%	SOFR	525	12/22/2027	USD	3,963,986	3,924,346	3,959,654	[1,3,4]
AAH Topco, LLC	Revolver	0.50%			12/22/2027	USD	423,729	(4,237)	(463)	[1,2,3]
AAH Topco, LLC	Delayed Draw	8.82%	SOFR	500	3/31/2031	USD	15,312,872	3,254,521	3,327,017	[1,3,4,5,6]
AB Care Acquisition, Inc.	First Lien Term Loan	8.17%	SOFR	450	10/31/2031	USD	22,368,421	22,149,510	22,144,737	[1,3,4,5]
AB Care Acquisition, Inc.	Revolver	0.50%			10/31/2031	USD	2,631,579	(25,578)	(26,316)	[1,2,3,5]
AB Centers Acquisition Corporation	Delayed Draw	8.97%	SOFR	525	7/2/2031	USD	2,854,579	988,380	1,008,445	[1,3,4,5,6]
AB Centers Acquisition Corporation	First Lien Term Loan	8.97%	SOFR	525	7/2/2031	USD	59,913,239	59,406,219	59,575,038	[1,3,4,5]
AB Centers Acquisition Corporation	Revolver	0.50%			7/2/2031	USD	1,953,341	(20,202)	(9,074)	[1,2,3,5]
AB Centers Acquisition Corporation	First Lien Term Loan	8.97%	SOFR	525	10/31/2031	USD	6,652,304	6,603,697	6,614,752	[1,3,4]
Acentra Holdings, LLC	Delayed Draw	1.00%			12/17/2029	USD	2,464,647	(31,475)	(2,693)	[1,2,3]
Acentra Holdings, LLC	First Lien Term Loan	9.17%	SOFR	550	12/17/2029	USD	18,609,336	18,014,628	18,589,000	[1,3,4]
Acentra Holdings, LLC	First Lien Term Loan	9.42%	SOFR	575	12/17/2029	USD	1,732,641	1,707,122	1,730,748	[1,3,4,5]
Acentra Holdings, LLC	Revolver	0.50%			12/17/2029	USD	1,735,776	-	(1,897)	[1,2,3]
ACI Group Holdings, Inc.	Delayed Draw	9.77%, 3.25% PIK	SOFR	600	8/2/2028	USD	6,811,092	6,735,554	6,516,534	[1,3,4,5,9]
ACI Group Holdings, Inc.	First Lien Term Loan	9.77%, 3.25% PIK	SOFR	600	8/2/2028	USD	12,297,895	12,207,701	11,766,051	[1,3,4,5,9]
ADCS Clinics Intermediate Holdings, LLC	Delayed Draw	9.95%	SOFR	625	5/7/2027	USD	2,322,362	2,204,327	2,322,362	[1,3,4]
ADCS Clinics Intermediate Holdings, LLC	Delayed Draw	10.08%	SOFR	625	5/7/2027	USD	250,055	250,055	250,055	[1,3,4]
ADCS Clinics Intermediate Holdings, LLC	First Lien Term Loan	10.05%	SOFR	625	5/7/2027	USD	11,854,988	11,793,423	11,854,988	[1,3,4]
Advantage HCS LLC	Delayed Draw	9.16%	SOFR	525	11/8/2029	USD	10,470,275	732,242	702,729	[1,3,4,6]
Advantage HCS LLC	First Lien Term Loan	9.34%	SOFR	550	11/8/2029	USD	28,001,250	27,401,955	27,528,492	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Advantage HCS LLC	Revolver	11.00%	PRIME	425	11/8/2029	USD	6,500,000	$6,367,230	$6,390,258	[1,3,4]
Advantage HCS LLC	First Lien Term Loan	9.17%	SOFR	550	7/11/2031	USD	6,827,318	6,730,858	6,712,049	[1,3,4]
Advarra Holdings, Inc.	First Lien Term Loan	8.22%	SOFR	450	9/15/2031	USD	4,312,253	4,291,217	4,290,692	[1,3,4]
Affinity Hospice Intermediate Holdings, LLC	First Lien Term Loan	8.52%	SOFR	475	12/17/2027	USD	9,226,012	9,150,780	7,856,580	[1,3,4,5]
Affinity Hospice Intermediate Holdings, LLC	Delayed Draw	0.50%			12/17/2029	USD	1,207,641	(11,615)	(179,252)	[1,2,3,5]
AG-Twin Brook Healthcare	First Lien Term Loan	10.18% PIK	SOFR	625	3/5/2026	USD	7,367,607	7,363,069	435,115	[1,3,4,5,9]
AG-Twin Brook Healthcare	First Lien Term Loan	9.83%	SOFR	600	6/10/2026	USD	9,602,254	9,539,672	9,520,302	[1,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	12.43%, 2.25% PIK	SOFR	850	7/1/2026	USD	30,797,711	30,713,760	28,821,305	[1,3,4,5,9]
AG-Twin Brook Healthcare	First Lien Term Loan	11.01%	SOFR	675	9/22/2026	USD	24,187,500	24,121,954	12,897,498	[1,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	9.98%	SOFR	600	9/25/2026	USD	19,253,765	18,917,729	19,140,587	[1,3,4]
AG-Twin Brook Healthcare	Delayed Draw	8.92%	SOFR	525	10/29/2026	USD	19,371,574	18,959,680	19,177,858	[1,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	9.58%	SOFR	575	12/14/2026	USD	19,200,000	19,107,220	19,112,243	[1,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	12.93%, 2.50% PIK	SOFR	900	12/31/2026	USD	14,619,446	14,545,416	6,944,237	[1,3,4,5,9]
AG-Twin Brook Healthcare	First Lien Term Loan	12.10%, 8.00% PIK	SOFR	800	2/23/2027	USD	16,621,730	16,500,719	15,977,611	[1,3,4,9]
AG-Twin Brook Healthcare	Delayed Draw	9.42%	SOFR	575	7/29/2027	USD	49,575,000	48,618,608	49,323,306	[1,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	9.33%	SOFR	550	8/20/2027	USD	10,882,925	10,722,698	10,803,813	[1,3,4,5]
AHR Intermediate, Inc.	Delayed Draw	1.00%			7/29/2027	USD	1,173,680	(4,224)	(5,959)	[1,2,3]
AHR Intermediate, Inc.	Delayed Draw	9.42%	SOFR	575	7/29/2027	USD	10,270,575	10,193,546	10,218,431	[1,3,4]
AHR Intermediate, Inc.	First Lien Term Loan	9.42%	SOFR	575	7/29/2027	USD	23,704,975	23,593,229	23,584,624	[1,3,4]
Alcami Corporation	Delayed Draw	10.83%	SOFR	700	12/21/2028	USD	1,638,840	1,581,600	1,637,049	[1,3,4]
Alcami Corporation	First Lien Term Loan	10.97%	SOFR	700	12/21/2028	USD	22,266,634	21,807,793	22,242,302	[1,3,4]
Alcami Corporation	Revolver	10.83%	SOFR	710	12/21/2028	USD	3,052,838	648,728	645,392	[1,3,4,6]
Alcresta Therapeutics, Inc.	Delayed Draw	1.00%			3/12/2031	USD	779,273	(7,681)	(7,793)	[1,2,3,5]
Alcresta Therapeutics, Inc.	First Lien Term Loan	9.27%	SOFR	550	3/12/2031	USD	715,704	708,627	708,547	[1,3,4,5]
Alcresta Therapeutics, Inc.	Revolver	0.50%			3/12/2031	USD	102,472	(1,010)	(1,025)	[1,2,3,5]
Allied Benefit Systems Intermediate LLC	Delayed Draw	1.00%			10/31/2030	USD	4,116,181	(20,466)	(20,581)	[1,2,3]
Allied Benefit Systems Intermediate LLC	Delayed Draw	8.73%	SOFR	500	10/31/2030	USD	8,971,488	8,841,221	8,926,631	[1,3,4,5]
Allied Benefit Systems Intermediate LLC	First Lien Term Loan	8.73%	SOFR	500	10/31/2030	USD	48,919,975	48,170,185	48,675,375	[1,3,4,5]
Allied Benefit Systems Intermediate LLC	First Lien Term Loan	8.98%	SOFR	525	10/31/2030	USD	25,883,819	25,755,526	25,754,400	[1,3,4]
American Renal Associates Holdings, Inc.	First Lien Term Loan	10.02%	SOFR	625	1/25/2027	USD	11,520,000	11,406,061	11,270,358	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Artivion, Inc.	Delayed Draw	1.00%			1/18/2031	USD	2,137,502	$(31,179)	$(16,031)	[1,2,3,5]
ASC Ortho Management Company, LLC	Revolver	12.84%	SOFR	900	12/31/2026	USD	246,690	137,745	136,987	[1,3,4,5,6]
ASP Global Holdings, LLC	Delayed Draw	9.09%	SOFR	525	7/31/2026	USD	4,996,800	3,488,488	3,457,500	[1,3,4,6]
ASP Global Holdings, LLC	First Lien Term Loan	9.09%	SOFR	525	7/31/2029	USD	10,636,608	10,514,181	10,423,876	[1,3,4]
ASP Global Holdings, LLC	Revolver	9.09%	SOFR	525	7/31/2029	USD	1,713,272	1,404,296	1,393,462	[1,3,4,6]
Atlas Borrower, LLC	First Lien Term Loan	8.17%	SOFR	450	9/4/2032	USD	65,867,207	65,231,010	65,121,201	[1,3,4]
Atlas Borrower, LLC	Revolver	0.50%			9/4/2032	USD	11,147,436	(106,327)	(126,255)	[1,2,3]
Attigo Health LLC	First Lien Term Loan	8.97%	SOFR	525	6/27/2030	USD	6,146,595	6,061,861	6,010,941	[1,3,4]
Attigo Health LLC	Revolver	0.50%			6/27/2030	USD	685,000	(9,233)	(15,118)	[1,2,3]
Avalon Health Services, LLC	First Lien Term Loan	8.17%	SOFR	450	12/31/2031	USD	16,933,711	16,764,433	16,764,374	[1,3,4]
Avalon Health Services, LLC	Revolver	0.50%			12/31/2031	USD	5,841,121	(58,385)	(58,411)	[1,2,3]
Azurity Pharmaceuticals, Inc.	First Lien Term Loan	10.71%	SOFR	700	3/14/2030	USD	5,822,418	5,720,231	5,710,450	[1,3,4]
Bamboo US Bidco LLC	Delayed Draw	8.72%	SOFR	500	9/29/2030	USD	6,564,940	5,402,685	5,389,279	[1,3,4,5,6]
Bamboo US Bidco LLC	Delayed Draw	8.84%	SOFR	500	9/29/2030	USD	6,564,940	6,505,902	6,491,173	[1,3,4,5,6]
Bamboo US BidCo LLC	Delayed Draw	8.84%	SOFR	500	9/29/2030	USD	3,471,984	2,945,923	3,006,125	[1,3,4,5,6]
Bamboo US BidCo LLC	First Lien Term Loan	7.07%	EURIBOR	500	9/29/2030	EUR	6,248,902	6,467,215	7,262,490	[1,3,4,7]
Bamboo US Bidco LLC	First Lien Term Loan	8.84%	SOFR	500	9/29/2030	USD	12,624,758	12,348,436	12,484,852	[1,3,4,5]
Bamboo US BidCo LLC	First Lien Term Loan	8.84%	SOFR	500	9/29/2030	USD	10,043,545	9,824,489	9,932,244	[1,3,4]
Bayou Intermediate II, LLC	Delayed Draw	8.42%	SOFR	475	9/30/2032	USD	7,736,842	2,993,166	2,991,580	[1,3,4,5,6]
Bayou Intermediate II, LLC	First Lien Term Loan	8.42%	SOFR	475	9/30/2032	USD	28,368,421	28,092,093	28,084,738	[1,3,4,5]
Bayou Intermediate II, LLC	Revolver	0.50%			9/30/2032	USD	3,725,640	(35,925)	(37,256)	[1,2,3,5]
BCPE Osprey Buyer, Inc.	Revolver	9.78%	SOFR	586	8/23/2026	USD	87,104	72,587	72,587	[1,3,4,6]
BCPE Osprey Buyer, Inc.	Delayed Draw	9.59%	SOFR	586	8/23/2028	USD	161,875	161,875	161,875	[1,3,4]
BCPE Osprey Buyer, Inc.	Delayed Draw	9.78%	SOFR	586	8/23/2028	USD	196,921	196,921	196,921	[1,3,4]
BCPE Osprey Buyer, Inc.	First Lien Term Loan	9.83%	SOFR	601	8/23/2028	USD	1,285,530	1,285,530	1,285,530	[1,3,4]
Biocare Medical LLC	First Lien Term Loan	8.57%	SOFR	475	12/9/2027	USD	21,388,889	21,175,000	21,365,515	[1,3,4]
Biocare Medical LLC	Revolver	0.50%			12/9/2027	USD	2,777,778	-	(3,036)	[1,2,3]
Blades Buyer, Inc.	Delayed Draw	0.50%			3/28/2028	USD	2,514,854	(18,257)	(18,861)	[1,2,3,5]
Blades Buyer, Inc.	Revolver	0.50%			3/28/2028	USD	200,922	(1,459)	(1,507)	[1,2,3,5]
Blazing Star Shields Direct Parent, LLC	First Lien Term Loan	9.82%	SOFR	600	8/28/2030	USD	9,704,244	9,531,517	9,534,565	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Blazing Star Shields Direct Parent, LLC	Revolver	9.88%	SOFR	600	8/28/2030	USD	5,365,306	$2,746,235	$2,756,908	[1,3,4,6]
Blue Cloud Pediatric Surgery Centers, LLC	Delayed Draw	8.72%	SOFR	500	1/21/2031	USD	6,242,661	6,188,225	6,108,987	[1,3,4]
Blue Cloud Pediatric Surgery Centers, LLC	Delayed Draw	8.72%	SOFR	525	1/21/2031	USD	8,268,009	1,411,342	1,393,879	[1,3,4,6]
Blue Cloud Pediatric Surgery Centers, LLC	First Lien Term Loan	8.72%	SOFR	500	1/21/2031	USD	36,836,340	36,439,960	36,047,563	[1,3,4]
Blue Cloud Pediatric Surgery Centers, LLC	Revolver	10.75%	PRIME	400	1/21/2031	USD	4,134,004	2,859,382	2,805,282	[1,3,4,6]
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	1.00%			12/22/2031	USD	9,000,000	(85,483)	(54,955)	[1,2,3,5]
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	8.87%	SOFR	525	12/22/2031	USD	3,338,723	2,638,109	2,647,910	[1,3,4,5,6]
Bridge Consumer Healthcare Intermediate LLC	Revolver	0.50%			12/22/2031	USD	1,340,853	(11,531)	(8,187)	[1,2,3,5]
BrightStar Group Holdings, Inc.	First Lien Term Loan	9.05%	SOFR	500	2/28/2032	USD	3,561,905	3,529,330	3,558,013	[1,3,4,5]
BrightStar Group Holdings, Inc.	Revolver	8.67%	SOFR	500	2/28/2032	USD	469,274	19,316	22,951	[1,3,4,5,6]
Calcium Bidco Limited	Revolver	1.00%			8/28/2031	USD	5,000,000	(65,642)	(7,961)	[1,2,3]
Calcium Bidco Limited	Delayed Draw	1.00%			2/28/2032	USD	9,375,000	(132,474)	(5,562)	[1,2,3]
Calcium Bidco Limited	First Lien Term Loan	8.97%	SOFR	525	2/28/2032	USD	38,000,000	37,534,426	37,977,454	[1,3,4]
Cambrex Corporation	Revolver	0.50%			3/5/2032	USD	405,017	(2,975)	4,050	[1,2,3,5]
Cambrex Corporation	Delayed Draw	1.00%			3/6/2032	USD	1,461,069	(13,780)	14,611	[1,2,3,5]
Cambrex Corporation	First Lien Term Loan	8.22%	SOFR	450	3/6/2032	USD	9,789,125	9,699,741	9,887,017	[1,3,4,5]
Cambrex Corporation	Revolver	8.19%	SOFR	450	3/6/2032	USD	918,367	67,968	85,277	[1,3,4,5,6]
Cambrex Corporation	Revolver	8.22%	SOFR	450	3/6/2032	USD	493,545	117,062	125,379	[1,3,4,5,6]
Cardiology Management Holdings, LLC	First Lien Term Loan	9.62%	SOFR	575	1/31/2029	USD	1,785,718	1,755,898	1,765,929	[1,3,4,5]
Cascade Purchaser, LLC	First Lien Term Loan	8.10%	SOFR	450	12/9/2030	USD	6,767,097	6,694,105	6,649,444	[1,3,4,5]
Cascade Purchaser, LLC	Revolver	8.19%	SOFR	450	12/9/2030	USD	822,581	300,156	294,265	[1,3,4,5,6]
CD&R Reign Topco, Inc.	Delayed Draw	0.50%			11/3/2030	USD	3,721,805	(75,760)	(78,216)	[1,2,3]
CD&R Reign Topco, Inc.	First Lien Term Loan	8.92%	SOFR	525	11/3/2030	USD	26,278,195	25,713,820	25,699,456	[1,3,4]
CDL Parent, Inc.	First Lien Term Loan	8.74%	SOFR	500	12/7/2027	USD	4,375,006	4,330,904	4,353,131	[1,3,4,5]
CDL Parent, Inc.	Revolver	8.74%	SOFR	500	12/7/2027	USD	251,889	199,073	200,252	[1,3,4,5,6]
Coating Place, LLC	First Lien Term Loan	8.23%	SOFR	450	12/23/2031	USD	5,349,558	5,296,226	5,296,063	[1,3,4]
Coating Place, LLC	Revolver	0.50%			12/23/2031	USD	2,064,220	(20,559)	(20,642)	[1,2,3]
Coding Solutions Acquisition, Inc.	Delayed Draw	0.50%			8/7/2031	USD	17,967,438	(256,077)	(269,512)	[1,2,3]
Coding Solutions Acquisition, Inc.	Delayed Draw	1.00%			8/7/2031	USD	192,897	(2,609)	(2,893)	[1,2,3]
Coding Solutions Acquisition, Inc.	Delayed Draw	8.72%	SOFR	500	8/7/2031	USD	8,716,454	7,520,923	7,503,240	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Coding Solutions Acquisition, Inc.	First Lien Term Loan	8.72%	SOFR	500	8/7/2031	USD	40,461,272	$39,937,286	$39,854,353	[1,3,4]
Coding Solutions Acquisition, Inc.	Revolver	8.72%	SOFR	500	8/7/2031	USD	2,432,512	198,142	191,240	[1,3,4,6]
Color Intermediate, LLC	First Lien Term Loan	8.52%	SOFR	475	10/4/2029	USD	39,981,406	39,483,808	40,269,198	[1,3,4]
Community Medical Acquisition Corp.	Revolver	8.62%	SOFR	450	12/15/2027	USD	3,683,963	2,635,420	2,648,427	[1,3,4,6]
Community Medical Acquisition Corp.	First Lien Term Loan	8.39%	SOFR	450	12/15/2028	USD	25,250,882	24,973,639	25,223,288	[1,3,4]
ComPsych Investment Corp.	Delayed Draw	0.50%			7/22/2031	USD	22,000,000	(98,831)	(24,041)	[1,2,3]
ComPsych Investment Corp.	First Lien Term Loan	8.61%	SOFR	475	7/22/2031	USD	61,637,037	61,376,217	61,569,681	[1,3,4]
Confluent Health, LLC	First Lien Term Loan	11.22%	SOFR	750	11/30/2028	USD	16,714,425	15,989,642	16,449,057	[1,3,4]
Continental Buyer, Inc.	Delayed Draw	0.50%			4/2/2031	USD	1,246,369	(6,120)	(6,231)	[1,2,3]
Continental Buyer, Inc.	Delayed Draw	8.22%	SOFR	450	4/2/2031	USD	28,358,272	28,065,832	28,216,482	[1,3,4,5]
Continental Buyer, Inc.	First Lien Term Loan	8.22%	SOFR	450	4/2/2031	USD	20,533,407	20,334,816	20,430,741	[1,3,4,5]
Continental Buyer, Inc.	Revolver	0.50%			4/2/2031	USD	11,285,716	(93,071)	(56,429)	[1,2,3,5]
CORA Health Holdings Corp.	Delayed Draw	9.72%	ARR CSA	575	6/15/2027	USD	226,135	197,872	213,464	[1,3,4]
CORA Health Holdings Corp.	First Lien Term Loan	9.72%	ARR CSA	575	6/15/2027	USD	13,464,833	13,332,035	12,710,363	[1,3,4]
CORA Health Holdings Corp.	Revolver	9.72%	ARR CSA	575	6/15/2027	USD	769,231	634,603	591,513	[1,3,4,6]
CoreRX, Inc.	First Lien Term Loan	10.92%	SOFR	725	12/17/2030	USD	536,165	525,507	525,442	[1,3,4,5]
CoreRX, Inc.	Revolver	7.67%	SOFR	400	12/17/2030	USD	1,000	606	605	[1,3,4,5,6]
CPC/Cirtec Holdings, Inc.	Revolver	8.67%	ARR CSA	500	10/31/2028	USD	1,033,592	165,375	159,083	[1,3,4,6]
CPC/Cirtec Holdings, Inc.	Revolver	8.67%	SOFR	500	10/31/2028	USD	105,086	16,110	16,175	[1,3,4,5,6]
CPC/Cirtec Holdings, Inc.	First Lien Term Loan	8.67%	ARR CSA	500	1/30/2029	USD	8,742,248	8,494,913	8,689,031	[1,3,4]
CPF Dental, LLC	Delayed Draw	13.18%, 4.25% PIK	SOFR	925	12/31/2026	USD	13,702,611	13,298,423	13,687,636	[1,3,4,5,9]
CPF Dental, LLC	First Lien Term Loan	13.33%, 4.25% PIK	SOFR	925	12/31/2026	USD	5,765,139	5,750,462	5,758,839	[1,3,4,5,9]
Cradle Lux Bidco S.A.R.L.	Delayed Draw	1.00%			11/27/2031	USD	82,406	(1,523)	(90)	[1,2,3,5]
Cradle Lux Bidco S.A.R.L.	Delayed Draw	7.59%	EURIBOR	550	11/27/2031	EUR	208,455	230,340	244,714	[1,3,4,5,7]
Cradle Lux Bidco S.A.R.L.	First Lien Term Loan	8.28%	EURIBOR	550	11/27/2031	EUR	631,416	655,462	741,246	[1,3,4,5,7]
Cradle Lux Bidco S.A.R.L.	First Lien Term Loan	9.94%	SOFR	625	11/27/2031	USD	232,425	228,301	232,171	[1,3,4,5]
Cradle Lux Bidco S.A.R.L.	Delayed Draw	1.00%			6/2/2032	USD	235,010	(4,512)	(257)	[1,2,3,5]
Creek Parent, Inc.	First Lien Term Loan	8.73%	SOFR	500	12/18/2031	USD	163,295,778	160,897,452	163,117,331	[1,3,4,5]
Creek Parent, Inc.	Revolver	0.50%			12/18/2031	USD	23,248,856	(328,234)	(25,406)	[1,2,3,5]
Crossroads Holding, LLC	First Lien Term Loan	8.95%	SOFR	500	12/23/2027	USD	14,004,442	13,903,111	13,709,355	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Curia Global, Inc.	Revolver	9.97%	SOFR	625	1/29/2029	USD	10,833,333	$5,371,342	$5,556,377	[1,3,4,5,6]
CVP Holdco, Inc.	First Lien Term Loan	8.47%	SOFR	475	6/28/2030	USD	9,658,744	9,580,910	9,625,816	[1,3,4,5]
CVP Holdco, Inc.	Revolver	0.50%			6/28/2030	USD	2,353,141	(17,861)	(8,022)	[1,2,3,5]
Datix Bidco Limited	First Lien Term Loan	8.73%	SOFR	500	4/25/2031	USD	1,999,529	1,992,792	1,999,529	[1,3,4]
DBG Consolidated Holdings Pty Ltd	Delayed Draw	9.04%	BBSY	525	10/29/2032	AUD	848,062	546,809	560,281	[1,3,4,7]
DBG Consolidated Holdings Pty Ltd	First Lien Term Loan	9.04%	BBSY	525	10/29/2032	AUD	5,842,205	3,766,912	3,859,715	[1,3,4,7]
DCA Investment Holding, LLC	Delayed Draw	10.41%	SOFR	641	4/3/2028	USD	3,921,195	3,867,009	2,831,974	[1,3,4,5]
DCA Investment Holding, LLC	First Lien Term Loan	10.41%	SOFR	641	4/3/2028	USD	15,683,536	15,549,222	11,326,998	[1,3,4,5]
DCA Investment Holding, LLC	First Lien Term Loan	12.08%	SOFR	641	4/3/2028	USD	21,171	20,971	15,290	[1,3,4]
Deca Dental Holdings, LLC	Revolver	9.52%	SOFR	575	8/26/2027	USD	1,111,111	1,110,542	1,080,596	[1,3,4]
Deca Dental Holdings, LLC	Delayed Draw	9.52%	SOFR	575	8/26/2028	USD	1,422,222	1,361,778	1,383,162	[1,3,4]
Deca Dental Holdings, LLC	First Lien Term Loan	9.52%	SOFR	575	8/26/2028	USD	13,511,111	12,541,279	13,140,043	[1,3,4]
Delorean Purchaser, Inc.	First Lien Term Loan	8.42%	SOFR	475	12/16/2031	USD	10,255,929	10,118,541	10,167,694	[1,3,4,5]
Delorean Purchaser, Inc.	Revolver	0.50%			12/16/2031	USD	3,430,542	(44,251)	(29,514)	[1,2,3,5]
Dental Care Alliance, LLC	First Lien Term Loan	12.08%	SOFR	641	4/3/2028	USD	2,099	2,079	1,516	[1,3,4]
Dentive Capital, LLC	Delayed Draw	10.92%, 4.25% PIK	SOFR	725	5/3/2030	USD	5,781,185	3,078,862	3,044,556	[1,3,4,6,9]
DOCS MSO LLC	First Lien Term Loan	9.57%	SOFR	575	6/1/2028	USD	704,355	696,141	698,531	[1,3,4]
DOCS MSO LLC	First Lien Term Loan	9.66%	SOFR	575	6/1/2028	USD	16,775,202	16,609,681	16,756,870	[1,3,4]
DOCS MSO LLC	Revolver	0.50%			6/1/2028	USD	1,612,903	-	(1,763)	[1,2,3]
DSH Merger Sub, Inc.	First Lien Term Loan	9.20%	SOFR	550	3/15/2027	USD	3,828,889	3,812,679	3,787,988	[1,3,4]
EBS Parent Holdings Inc.	Delayed Draw	0.50%			7/1/2032	USD	3,052,798	(29,458)	(30,528)	[1,2,3]
EBS Parent Holdings Inc.	First Lien Term Loan	8.67%	SOFR	500	7/1/2032	USD	6,860,026	6,794,948	6,791,426	[1,3,4]
EBS Parent Holdings Inc.	Revolver	0.50%			7/1/2032	USD	1,134,418	(10,551)	(11,344)	[1,2,3]
Emmes Blocker, Inc.	Delayed Draw	10.01%, 3.25% PIK	SOFR	613	7/7/2028	USD	16,621,979	16,293,630	16,603,816	[1,3,4,5,9]
Emmes Blocker, Inc.	First Lien Term Loan	10.01%, 3.25% PIK	SOFR	613	7/7/2028	USD	8,208,304	8,127,105	8,199,334	[1,3,4,9]
Empower Intermediate HoldCo, LLC	Delayed Draw	1.00%			7/9/2031	USD	2,319,588	(27,874)	(28,995)	[1,2,3]
Empower Intermediate HoldCo, LLC	First Lien Term Loan	8.17%	SOFR	450	7/9/2031	USD	9,062,769	8,956,418	8,949,484	[1,3,4]
Empower Intermediate HoldCo, LLC	Revolver	0.50%			7/9/2031	USD	1,546,392	(17,843)	(19,330)	[1,2,3]
ENT MSO LLC	Delayed Draw	9.02%	SOFR	525	12/31/2028	USD	11,371,321	10,198,491	10,375,445	[1,3,4,5,6]
ENT MSO LLC	Revolver	0.50%			12/31/2028	USD	958,114	(3,570)	(10,044)	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
EPFS Buyer, Inc.	Delayed Draw	1.00%			7/31/2031	USD	3,433,018	$(17,625)	$(21,810)	[1,2,3]
EPFS Buyer, Inc.	First Lien Term Loan	8.17%	SOFR	450	7/31/2031	USD	20,140,373	20,041,028	20,012,421	[1,3,4]
EPFS Buyer, Inc.	Revolver	0.50%			7/31/2031	USD	2,288,678	(11,134)	(14,540)	[1,2,3]
ERC TOPCO Holdings, Inc.	First Lien Term Loan	9.76% PIK	SOFR	550	3/31/2030	USD	5,954,900	5,954,900	5,948,393	[1,3,4,5,9]
ERC TOPCO Holdings, Inc.	Revolver	9.74%	SOFR	550	3/31/2030	USD	1,289,316	1,114,425	1,165,116	[1,3,4,5,6]
eResearchTechnology, Inc.	Revolver	0.50%			10/17/2031	USD	692,471	(5,961)	(757)	[1,2,3,5]
eResearchTechnology, Inc.	Delayed Draw	8.47%	SOFR	475	1/17/2032	USD	2,175,229	1,160,201	1,177,800	[1,3,4,5,6]
eResearchTechnology, Inc.	First Lien Term Loan	8.47%	SOFR	475	1/17/2032	USD	6,132,298	6,077,180	6,125,597	[1,3,4,5]
Evolent Health LLC	Delayed Draw	9.49%	SOFR	550	12/6/2029	USD	5,961,685	5,751,940	5,955,170	[1,3,4,5]
Evolent Health LLC	Revolver	8.44%	SOFR	400	12/6/2029	USD	1,000	772	779	[1,3,4,5,6]
Exactcare Parent, Inc.	First Lien Term Loan	9.39%	SOFR	550	11/3/2029	USD	9,325,205	9,142,907	9,368,110	[1,3,4]
Exactcare Parent, Inc.	Revolver	0.50%			11/3/2029	USD	1,032,787	(18,352)	(1,129)	[1,2,3]
F&M Buyer LLC	Delayed Draw	0.50%			3/18/2032	USD	7,164,179	(67,961)	(43,745)	[1,2,3,5]
F&M Buyer LLC	First Lien Term Loan	8.17%	SOFR	475	3/18/2032	USD	8,992,537	8,909,554	8,937,628	[1,3,4,5]
F&M Buyer LLC	Revolver	0.50%			3/18/2032	USD	3,134,328	(28,130)	(19,139)	[1,2,3,5]
FC Compassus, LLC	Delayed Draw	9.47%, 1.50% PIK	SOFR	575	11/26/2030	USD	439,408	43,283	46,575	[1,3,4,6,9]
FC Compassus, LLC	First Lien Term Loan	9.47%, 1.50% PIK	SOFR	575	11/26/2030	USD	4,054,986	4,003,201	4,030,302	[1,3,4,9]
FH DMI Buyer, Inc.	Delayed Draw	1.00%			10/11/2030	USD	11,976,810	(119,238)	(119,768)	[1,2,3]
FH DMI Buyer, Inc.	Delayed Draw	8.42%	SOFR	475	10/11/2030	USD	1,794,291	1,770,714	1,763,637	[1,3,4]
FH DMI Buyer, Inc.	First Lien Term Loan	8.42%	SOFR	475	10/11/2030	USD	3,218,633	3,178,046	3,163,645	[1,3,4]
FH DMI Buyer, Inc.	First Lien Term Loan	8.67%	SOFR	475	10/11/2030	USD	10,204,462	10,102,826	10,102,417	[1,3,4]
FH DMI Buyer, Inc.	Revolver	0.50%			10/11/2030	USD	3,932,977	(40,231)	(43,149)	[1,2,3]
Financière N SAS	Delayed Draw	7.00%	EURIBOR	500	5/7/2032	EUR	34,821,429	16,291,051	17,842,542	[1,3,4,6,7]
Financière N SAS	Delayed Draw	9.00%	SOFR	500	5/7/2032	USD	54,672,889	54,163,241	54,164,431	[1,3,4]
FinThrive Software Intermediate Holdings, Inc.	Second Lien Term Loan	7.84%	SOFR	400	12/17/2029	USD	11,500,000	11,500,000	7,969,557	[1,4]
Fortis Life Sciences, LLC	First Lien Term Loan	11.94%, 3.75% PIK	SOFR	600	9/17/2027	USD	18,259,495	18,041,147	11,868,672	[1,3,4,9]
Fortis Life Sciences, LLC	Revolver	11.94%, 3.75% PIK	SOFR	600	9/17/2027	USD	2,460,947	2,454,860	1,599,616	[1,3,4,9]
Foundation Consumer Brands, LLC	First Lien Term Loan	9.47%	SOFR	500	2/12/2029	USD	3,325,656	3,295,191	3,322,022	[1,3,4,5]
Foundation Consumer Brands, LLC	Revolver	0.50%			2/12/2029	USD	385,309	(3,392)	(421)	[1,2,3,5]
FYi Eye Care Services and Products Inc.	Delayed Draw	7.60%	CORRA	525	9/4/2029	CAD	2,968,074	1,039,196	1,080,951	[1,3,4,6,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
FYi Eye Care Services and Products Inc.	First Lien Term Loan	7.76%	CORRA	525	9/4/2029	CAD	4,031,926	$2,851,609	$2,908,063	[1,3,4,7]
FYI Optical Acquisitions, Inc. & FYI USA Inc.	Delayed Draw	8.58%	CORRA	575	3/4/2027	CAD	36,758,217	28,142,541	26,512,192	[1,3,4,7]
GHX Ultimate Parent Corporation	First Lien Term Loan	8.42%	SOFR	475	12/27/2031	USD	76,363,119	75,679,783	76,279,670	[1,3,4,5]
GHX Ultimate Parent Corporation	Revolver	0.50%			12/27/2031	USD	6,981,599	(60,172)	(7,629)	[1,2,3,5]
Goldeneye Parent, LLC	First Lien Term Loan	8.47%	SOFR	475	3/31/2032	USD	68,555,551	68,239,020	68,068,441	[1,3,4,5]
Goldeneye Parent, LLC	Revolver	0.50%			3/31/2032	USD	11,778,997	(52,814)	(83,694)	[1,2,3,5]
GSV Holding, LLC	First Lien Term Loan	9.42%, 3.13% PIK	SOFR	575	10/18/2030	USD	73,022,202	72,416,021	72,393,969	[1,3,4,5,9]
GSV Holding, LLC	Revolver	0.50%			10/18/2030	USD	1,602,036	(12,973)	(13,783)	[1,2,3,5]
GTCR BC Purchaser, Inc.	Revolver	0.50%			11/19/2031	USD	1,180,068	(17,484)	(17,701)	[1,2,3,5]
GTCR BC Purchaser, Inc.	Delayed Draw	1.00%			11/19/2032	USD	2,212,627	(32,847)	(33,189)	[1,2,3,5]
GTCR BC Purchaser, Inc.	First Lien Term Loan	8.88%	SOFR	500	11/19/2032	USD	10,325,591	10,167,559	10,170,707	[1,3,4,5]
GTCR BC Purchaser, Inc.	First Lien Term Loan	12.75%			11/20/2034	USD	2,616,279	2,551,235	2,550,872	[1,3]
Gula Buyer Inc.	First Lien Term Loan	8.17%	SOFR	450	10/25/2031	USD	22,941,784	22,690,613	22,916,715	[1,3,4,5]
Headlands Buyer, Inc.	Delayed Draw	0.50%			9/29/2032	USD	252,791	(2,482)	(2,528)	[1,2,3]
Headlands Buyer, Inc.	First Lien Term Loan	8.17%	SOFR	475	9/29/2032	USD	623,548	617,477	617,312	[1,3,4]
Headlands Buyer, Inc.	Revolver	0.50%			9/29/2032	USD	123,663	(1,192)	(1,237)	[1,2,3]
Health Plan One, Inc.	Delayed Draw	1.00%			8/18/2031	USD	1,788,964	(17,328)	(17,890)	[1,2,3]
Health Plan One, Inc.	First Lien Term Loan	8.42%	SOFR	475	8/18/2031	USD	11,238,933	11,131,907	11,126,544	[1,3,4]
Health Plan One, Inc.	Revolver	0.50%			8/19/2035	USD	4,672,897	(45,015)	(46,729)	[1,2,3]
HealthMark Holdings GP, LLC	Delayed Draw	0.50%			7/25/2032	USD	4,159,825	(40,487)	(24,491)	[1,2,3,5]
HealthMark Holdings GP, LLC	Delayed Draw	1.00%			7/25/2032	USD	6,568,146	(63,646)	(38,670)	[1,2,3]
HealthMark Holdings GP, LLC	First Lien Term Loan	8.32%	SOFR	450	7/25/2032	USD	51,494,254	51,001,347	51,191,079	[1,3,4,5]
HealthMark Holdings GP, LLC	Revolver	0.50%			7/25/2032	USD	6,481,478	(61,047)	(38,160)	[1,2,3,5]
Healthspan Buyer, LLC	Delayed Draw	8.42%	SOFR	475	10/16/2030	USD	12,500,000	12,441,101	12,437,500	[1,3,4]
Healthspan Buyer, LLC	First Lien Term Loan	8.42%	SOFR	475	10/16/2030	USD	49,599,853	49,378,041	49,351,853	[1,3,4]
Helium Acquirer Corporation	Delayed Draw	8.94%	SOFR	525	1/5/2029	USD	20,762,376	10,380,586	10,732,508	[1,3,4,6]
Helium Acquirer Corporation	First Lien Term Loan	8.94%	SOFR	525	1/5/2029	USD	12,837,391	12,587,106	12,802,845	[1,3,4]
Helium Acquirer Corporation	Revolver	0.50%			1/5/2029	USD	2,209,080	(6,661)	(5,945)	[1,2,3]
HemaSource, Inc.	Delayed Draw	0.50%			8/31/2029	USD	15,000,000	(146,220)	(150,000)	[1,2,3]
HemaSource, Inc.	First Lien Term Loan	8.22%	SOFR	450	8/31/2029	USD	20,000,000	19,622,941	19,800,000	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
HemaSource, Inc.	Revolver	0.50%			8/31/2029	USD	4,125,000	$-	$(41,250)	[1,2,3]
Himalaya Topco LLC	Delayed Draw	1.00%			6/3/2032	USD	2,583,736	(33,884)	(28,633)	[1,2,3,5]
Himalaya Topco LLC	First Lien Term Loan	9.41%, 2.25% PIK	SOFR	525	6/3/2032	USD	6,948,645	6,817,754	6,871,641	[1,3,4,5,9]
Himalaya Topco LLC	Revolver	0.50%			6/3/2032	USD	1,114,192	(20,485)	(12,347)	[1,2,3,5]
HPS Health Care	Delayed Draw	21.25%	PRIME		3/31/2026	USD	234,432	234,431	7,103	[1,3,4,5]
HT Intermediary III, Inc.	Delayed Draw	1.00%			11/12/2030	USD	3,849,350	(35,090)	(42,730)	[1,2,3,5]
HT Intermediary III, Inc.	First Lien Term Loan	8.22%	SOFR	450	11/12/2030	USD	3,248,346	3,221,669	3,212,287	[1,3,4,5]
HT Intermediary III, Inc.	Revolver	0.50%			11/12/2030	USD	107,143	(872)	(1,189)	[1,2,3]
HT Intermediary III, Inc.	Revolver	0.50%			11/12/2030	USD	1,336,363	(10,980)	(14,834)	[1,2,3,5]
HuFriedy Group Acquisition LLC	Delayed Draw	9.20%	SOFR	550	5/31/2031	USD	1,744,604	497,541	497,213	[1,3,4,5,6]
Hygie31 Holding	Delayed Draw	7.13%	EURIBOR	513	9/28/2029	EUR	7,110,000	8,335,287	8,341,929	[1,3,4,7]
Hygie31 Holding	First Lien Term Loan	7.13%	EURIBOR	513	9/28/2029	EUR	14,560,000	17,069,168	17,082,769	[1,3,4,7]
IMO Investor Holdings, Inc.	First Lien Term Loan	8.57%	SOFR	500	5/11/2029	USD	262,893	262,893	262,606	[1,3,4,5]
Indigo Buyer, Inc.	Delayed Draw	8.87%	SOFR	500	11/21/2031	USD	711,231	45,550	61,708	[1,3,4,6]
Indigo Purchaser, Inc.	First Lien Term Loan	8.67%	SOFR	500	11/21/2031	USD	3,098,573	3,057,558	3,126,139	[1,3,4]
Infucare RX Inc	First Lien Term Loan	10.07%, 1.75% PIK	SOFR	625	11/5/2030	USD	34,666,667	34,243,516	34,233,333	[1,3,4,9]
Infucare RX Inc	Revolver	0.50%			11/5/2030	USD	3,200,000	(54,270)	(56,000)	[1,2,3]
IvyRehab Intermediate II, LLC	Revolver	8.76%	SOFR	500	4/21/2028	USD	3,530,702	2,793,917	2,790,001	[1,3,4,6]
IvyRehab Intermediate II, LLC	Delayed Draw	8.76%	SOFR	500	4/21/2029	USD	7,459,663	7,385,812	7,451,511	[1,3,4]
IvyRehab Intermediate II, LLC	Delayed Draw	9.40%	SOFR	550	4/21/2029	USD	29,999,300	8,652,097	9,026,517	[1,3,4,6]
IvyRehab Intermediate II, LLC	Delayed Draw	9.44%	SOFR	550	4/21/2029	USD	49,685,000	47,236,449	49,630,703	[1,3,4]
IvyRehab Intermediate II, LLC	First Lien Term Loan	8.76%	SOFR	500	4/21/2029	USD	22,723,520	22,496,284	22,698,688	[1,3,4]
IvyRehab Intermediate II, LLC	Delayed Draw	9.44%	SOFR	550	9/20/2031	USD	14,917,125	14,746,036	14,836,751	[1,3,4]
JKC Parent, Inc.	Delayed Draw	8.84%	SOFR	500	2/13/2032	USD	1,570,437	1,555,996	1,560,877	[1,3,4,5]
JKC Parent, Inc.	First Lien Term Loan	8.84%	SOFR	500	2/13/2032	USD	4,536,818	4,495,427	4,509,201	[1,3,4,5]
JKC Parent, Inc.	Revolver	8.84%	SOFR	500	2/13/2032	USD	1,046,958	706,078	709,048	[1,3,4,5,6]
KabaFusion Parent LLC	First Lien Term Loan	8.42%	SOFR	475	11/22/2031	USD	3,708,398	3,675,000	3,685,754	[1,3,4]
KabaFusion Parent LLC	Revolver	0.50%			11/22/2031	USD	250,000	(2,111)	(1,527)	[1,2,3]
KabaFusion Parent LLC	First Lien Term Loan	8.42%	SOFR	475	11/24/2031	USD	7,400,000	7,334,413	7,354,815	[1,3,4,5]
KabaFusion Parent LLC	Revolver	0.50%			11/24/2031	USD	2,500,000	(21,226)	(15,265)	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Klick, Inc.	Revolver	0.50%			11/5/2031	USD	6,593,407	$(32,116)	$(32,967)	[1,2,3]
Klick, Inc.	Delayed Draw	1.00%			11/5/2032	USD	6,593,407	(32,597)	(32,967)	[1,2,3]
Klick, Inc.	First Lien Term Loan	8.72%	SOFR	500	11/5/2032	USD	61,813,187	61,508,997	61,504,121	[1,3,4]
Kona Buyer, LLC	Delayed Draw	0.50%			7/23/2031	USD	4,370,327	(20,942)	6,575	[1,2,3]
KWOL Acquisition, Inc.	First Lien Term Loan	8.72%	SOFR	500	7/30/2029	USD	5,810,009	5,701,063	5,775,222	[1,3,4]
KWOL Acquisition, Inc.	Revolver	0.50%			7/30/2029	USD	800,881	-	(4,795)	[1,2,3]
KWOL Acquisition, Inc.	Delayed Draw	8.67%	SOFR	475	12/12/2029	USD	30,529,021	29,555,892	29,673,479	[1,3,4,5,6]
KWOL Acquisition, Inc.	First Lien Term Loan	8.72%	SOFR	500	12/12/2029	USD	22,765,246	22,354,101	22,628,941	[1,3,4]
KWOL Acquisition, Inc.	Revolver	0.50%			12/12/2029	USD	6,729,724	(84,529)	(40,294)	[1,2,3,5]
LH Holding Company, LLC	Delayed Draw	0.50%			11/10/2032	USD	6,452,832	(63,879)	(64,528)	[1,2,3]
LH Holding Company, LLC	First Lien Term Loan	8.17%	SOFR	450	11/10/2032	USD	9,365,862	9,273,574	9,272,204	[1,3,4]
LH Holding Company, LLC	Revolver	0.50%			11/10/2032	USD	2,920,561	(28,619)	(29,206)	[1,2,3]
Life Science Intermediate Holdings, LLC	Delayed Draw	7.90%	EURIBOR	600	6/10/2027	EUR	5,840,973	6,083,827	6,719,824	[1,3,4,7]
Life Science Intermediate Holdings, LLC	Delayed Draw	9.69%	SONIA	600	6/10/2027	GBP	7,281,180	8,494,009	9,607,439	[1,3,4,7]
Life Science Intermediate Holdings, LLC	Delayed Draw	9.94%	SOFR	610	6/10/2027	USD	26,991,720	22,796,483	22,602,979	[1,3,4,6]
Life Science Intermediate Holdings, LLC	First Lien Term Loan	9.94%	SOFR	610	6/10/2027	USD	2,797,206	2,766,835	2,738,267	[1,3,4]
Life Science Intermediate Holdings, LLC	Revolver	9.94%	SOFR	610	6/10/2027	USD	1,806,360	1,790,132	1,763,782	[1,3,4,6]
Limpio Bidco GMBH	First Lien Term Loan	7.26%	EURIBOR	520	10/31/2030	EUR	11,596,834	11,972,138	13,886,290	[1,3,4,7]
LivTech Purchaser, Inc.	Delayed Draw	8.86%	SOFR	500	11/22/2031	USD	1,055,013	838,740	847,078	[1,3,4,5,6]
LivTech Purchaser, Inc.	First Lien Term Loan	8.67%	SOFR	500	11/22/2031	USD	923,136	914,998	922,127	[1,3,4,5]
LivTech Purchaser, Inc.	Revolver	0.50%			11/22/2031	USD	274,865	(2,321)	(300)	[1,2,3,5]
MB2 Dental Solutions, LLC	Delayed Draw	9.22%	SOFR	550	1/29/2027	USD	4,182,801	3,924,589	3,954,884	[1,3,4,5,6]
MB2 Dental Solutions, LLC	First Lien Term Loan	9.22%	SOFR	550	1/29/2027	USD	11,963,915	11,863,472	11,943,310	[1,3,4,5]
MB2 Dental Solutions, LLC	Revolver	9.22%	SOFR	550	1/29/2027	USD	836,895	826,103	835,454	[1,3,4,5]
MB2 Dental Solutions, LLC	Delayed Draw	1.00%			2/13/2031	USD	2,510,685	2	(4,324)	[1,2,3,5]
MB2 Dental Solutions, LLC	Delayed Draw	9.22%	SOFR	550	2/13/2031	USD	23,442,146	11,244,689	11,504,323	[1,3,4,5,6]
MB2 Dental Solutions, LLC	First Lien Term Loan	9.22%	SOFR	550	2/13/2031	USD	28,643,704	28,383,001	28,594,370	[1,3,4,5]
MB2 Dental Solutions, LLC	Revolver	9.22%	SOFR	550	2/13/2031	USD	2,898,074	2,690,609	2,703,771	[1,3,4,5,6]
MedMark Services, Inc.	Delayed Draw	8.93%	SOFR	500	6/11/2027	USD	5,340,338	5,328,291	3,978,552	[1,3,4]
MedMark Services, Inc.	First Lien Term Loan	8.93%	SOFR	500	6/11/2027	USD	8,257,500	8,175,536	6,151,837	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
MedX Holdings, LLC	Delayed Draw	0.50%			7/21/2032	USD	34,534,334	$(310,489)	$(172,672)	[1,2,3,5]
MedX Holdings, LLC	First Lien Term Loan	8.47%	SOFR	475	7/21/2032	USD	39,433,345	39,057,180	39,236,178	[1,3,4,5]
MedX Holdings, LLC	Revolver	0.50%			7/21/2032	USD	13,620,077	(123,297)	(68,101)	[1,2,3,5]
Merative LP	Delayed Draw	1.00%			9/30/2032	USD	16,000,000	(78,542)	(80,000)	[1,2,3]
Merative LP	First Lien Term Loan	8.17%	SOFR	450	9/30/2032	USD	140,000,000	139,318,042	139,300,000	[1,3,4]
Merative LP	Revolver	0.50%			9/30/2032	USD	14,000,000	(67,492)	(70,000)	[1,2,3]
Meta Buyer LLC	First Lien Term Loan	8.91%	SOFR	525	12/22/2031	USD	6,000,000	5,940,206	5,940,000	[1,3,4]
Millstone Medical Outsourcing, LLC	First Lien Term Loan	8.14%	SOFR	425	12/15/2027	USD	8,610,818	8,568,451	8,600,479	[1,3,4,5]
Millstone Medical Outsourcing, LLC	Revolver	0.50%			12/15/2027	USD	2,012,579	(9,359)	(2,416)	[1,2,3,5]
Mist Holding Co.	Delayed Draw	0.50%			12/23/2030	USD	2,408,261	(22,538)	(27,129)	[1,2,3]
Mist Holding Co.	Delayed Draw	9.09%	SOFR	525	12/23/2030	USD	3,205,637	3,176,957	3,169,525	[1,3,4]
Mist Holding Co.	First Lien Term Loan	8.92%	SOFR	525	12/23/2030	USD	5,711,375	5,661,762	5,647,037	[1,3,4]
Mist Holding Co.	Revolver	8.94%	SOFR	525	12/23/2030	USD	1,424,727	344,197	340,132	[1,3,4,6]
MN Acquisition, Inc.	First Lien Term Loan	9.92%, 3.75% PIK	SOFR	600	8/25/2028	USD	19,577,871	19,376,142	10,816,774	[1,3,4,9]
MN Acquisition, Inc.	Revolver	9.92%, 3.75% PIK	SOFR	600	8/25/2028	USD	2,520,428	2,311,608	1,183,716	[1,3,4,6,9]
Moderna, Inc	Delayed Draw	0.50%			11/24/2030	USD	5,399,999	(133,607)	(135,000)	[1,2,3,5]
Moderna, Inc	First Lien Term Loan	9.17%	SOFR	550	11/24/2030	USD	3,600,001	3,546,869	3,546,001	[1,3,4,5]
Modernizing Medicine, Inc.	First Lien Term Loan	8.42%, 2.25% PIK	SOFR	475	4/30/2032	USD	41,838,114	41,452,679	41,374,470	[1,3,4,5,9]
Modernizing Medicine, Inc.	Revolver	0.50%			4/30/2032	USD	3,808,680	(34,508)	(42,207)	[1,2,3,5]
MPLT Debt Merger Sub, LP	First Lien Term Loan	8.22%	SOFR	450	8/14/2032	USD	13,655,326	13,524,191	13,518,773	[1,3,4]
MPLT Debt Merger Sub, LP	Revolver	0.50%			8/14/2032	USD	2,336,449	(22,121)	(23,364)	[1,2,3]
mPulse Mobile, Inc.	Delayed Draw	1.00%			8/26/2032	USD	2,115,385	(20,646)	(21,154)	[1,2,3]
mPulse Mobile, Inc.	First Lien Term Loan	8.42%	SOFR	475	8/26/2032	USD	22,211,538	21,997,377	21,989,423	[1,3,4]
mPulse Mobile, Inc.	Revolver	0.50%			8/26/2032	USD	3,173,077	(30,187)	(31,731)	[1,2,3]
MRO Corporation	Delayed Draw	1.00%			6/9/2032	USD	1,471,514	(21,322)	(22,073)	[1,2,3,5]
MRO Corporation	First Lien Term Loan	8.22%	SOFR	450	6/9/2032	USD	4,422,416	4,359,513	4,356,080	[1,3,4,5]
MRO Corporation	Revolver	0.50%			6/9/2032	USD	1,471,514	(20,556)	(22,073)	[1,2,3,5]
MRO Parent Corporaton	Delayed Draw	1.00%			6/9/2032	USD	3,313,448	(47,773)	(49,702)	[1,2,3]
MRO Parent Corporaton	First Lien Term Loan	8.22%	SOFR	450	6/9/2032	USD	32,525,737	32,066,472	32,037,851	[1,3,4]
MRO Parent Corporaton	Revolver	0.50%			6/9/2032	USD	3,650,815	(50,457)	(54,762)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
National Dentex Labs, LLC	Delayed Draw	13.82%	SOFR	800	3/16/2026	USD	620,690	$620,690	$620,012	[1,3,4]
National Dentex Labs, LLC	Delayed Draw	13.82%	SOFR	800	4/3/2026	USD	3,051,588	2,980,960	1,638,864	[1,3,4]
National Dentex Labs, LLC	Delayed Draw	15.82%, 13.82% PIK	SOFR	1200	4/3/2026	USD	1,114,168	1,101,062	598,368	[1,3,4,9]
National Dentex Labs, LLC	First Lien Term Loan	13.82%	SOFR	800	4/3/2026	USD	7,084,907	7,068,109	3,804,970	[1,3,4]
National Dentex Labs, LLC	Revolver	12.84%	SOFR	700	4/3/2026	USD	919,540	910,345	484,646	[1,3,4,6]
Net Health Acquisition Corp	First Lien Term Loan	8.47%	SOFR	475	7/4/2031	USD	14,257,231	14,134,526	14,096,045	[1,3,4,5]
Net Health Acquisition Corp	Revolver	0.50%			7/4/2031	USD	3,531,390	(28,191)	(39,924)	[1,2,3,5]
Netsmart Technologies, Inc.	Delayed Draw	0.50%			8/23/2031	USD	10,789,000	(97,806)	-	[1,2,3,5]
Netsmart Technologies, Inc.	First Lien Term Loan	8.92%, 2.70% PIK	SOFR	520	8/23/2031	USD	124,527,653	123,708,797	124,687,979	[1,3,4,5,9]
Netsmart Technologies, Inc.	Revolver	0.50%			8/23/2031	USD	11,005,000	(89,522)	-	[1,2,3,5]
Next HoldCo, LLC	Revolver	0.50%			11/9/2029	USD	7,114,624	(69,093)	(71,146)	[1,2,3]
Next HoldCo, LLC	Delayed Draw	0.50%			11/9/2030	USD	18,956,199	(241,393)	(189,562)	[1,2,3]
Next HoldCo, LLC	First Lien Term Loan	9.09%	SOFR	525	11/9/2030	USD	132,366,838	131,008,866	131,043,169	[1,3,4]
NS and Associates LLC	First Lien Term Loan	9.00%	SOFR	525	8/6/2030	USD	17,985,446	17,732,939	17,715,663	[1,3,4]
NS and Associates LLC	Revolver	11.00%	PRIME	425	8/6/2030	USD	3,851,289	2,167,951	2,163,141	[1,3,4,6]
OB Hospitalist Group	First Lien Term Loan	9.07%	SOFR	525	9/27/2027	USD	50,370,768	49,907,792	50,315,724	[1,3,4]
OB Hospitalist Group	Revolver	0.50%			9/27/2027	USD	2,862,595	(4,143)	(3,128)	[1,2,3]
OIA Acquisition, LLC	Delayed Draw	9.47%	ARR CSA	525	10/19/2027	USD	1,268,481	1,259,932	1,184,733	[1,3,4]
OIA Acquisition, LLC	First Lien Term Loan	9.47%	ARR CSA	525	10/19/2027	USD	10,292,410	10,189,486	9,612,887	[1,3,4]
OIA Acquisition, LLC	Revolver	9.46%	ARR CSA	550	10/19/2027	USD	1,928,571	706,117	579,815	[1,3,4,6]
OIS Management Services, LLC	Delayed Draw	8.42%	SOFR	475	11/16/2028	USD	25,087,358	24,819,449	24,746,694	[1,3,4,5]
OIS Management Services, LLC	Delayed Draw	8.59%	SOFR	475	11/16/2028	USD	2,359,856	1,048,598	1,037,756	[1,3,4,6]
OIS Management Services, LLC	First Lien Term Loan	8.42%	SOFR	475	11/16/2028	USD	12,025,000	11,904,750	11,861,711	[1,3,4]
OIS Management Services, LLC	Revolver	7.92%	SOFR	425	11/16/2028	USD	1,423,077	-	(19,324)	[1,3,4,6]
Ons Mso, LLC	Delayed Draw	9.59%	SOFR	575	7/8/2026	USD	6,490,737	6,163,732	6,053,881	[1,3,4,5,6]
Ons Mso, LLC	Revolver	12.75%	PRIME	525	7/8/2026	USD	701,756	482,604	507,479	[1,3,4,5,6]
Ons Mso, LLC	Revolver	13.75%	PRIME	850	7/8/2026	USD	5,527,184	2,966,162	2,874,804	[1,3,4,5,6]
Opale Luxco SARL	Revolver	0.50%			6/12/2031	USD	593,753	(5,398)	(5,938)	[1,2,3]
Opale Luxco SARL	Revolver	7.06%	EURIBOR	500	6/12/2031	EUR	324,445	374,349	377,483	[1,3,4,7]
Opale Luxco SARL	Revolver	8.73%	SOFR	500	6/12/2031	USD	2,271,111	1,049,855	1,047,956	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Opale Luxco SARL	Delayed Draw	1.00%			6/12/2032	USD	4,866,667	$(46,803)	$(48,667)	[1,2,3]
Opale Luxco SARL	First Lien Term Loan	7.11%	EURIBOR	500	6/12/2032	EUR	6,457,166	7,355,995	7,512,745	[1,3,4,7]
Opale Luxco SARL	First Lien Term Loan	9.06%	SOFR	500	6/12/2032	USD	13,778,889	13,649,016	13,641,100	[1,3,4]
OpCo Borrower, LLC	First Lien Term Loan	9.91%	SOFR	625	4/26/2029	USD	1,301,466	1,294,359	1,288,452	[1,3,4,5]
Oracle Vision Holdco Limited	Delayed Draw	9.00%	SONIA	495	10/11/2031	GBP	24,999,999	29,281,069	29,828,134	[1,3,4,6,7]
Org USME Buyer, LLC	First Lien Term Loan	9.74%	SOFR	575	11/24/2026	USD	12,395,737	12,280,331	12,382,191	[1,3,4]
Org USME Buyer, LLC	Revolver	0.50%			11/24/2026	USD	936,232	-	(1,023)	[1,2,3]
Orthodontic Partners, LLC	Delayed Draw	1.00%			10/12/2027	USD	3,013,116	(38,015)	(33,391)	[1,2,3]
Orthodontic Partners, LLC	Delayed Draw	10.06%	SOFR	625	10/12/2027	USD	13,474,098	13,204,617	13,324,781	[1,3,4]
Orthodontic Partners, LLC	First Lien Term Loan	10.06%	SOFR	625	10/12/2027	USD	9,150,649	9,067,812	9,049,243	[1,3,4]
Packaging Coordinators Midco, Inc.	Delayed Draw	0.50%			1/22/2032	USD	2,295,684	(10,068)	18,365	[1,2,3,5]
Packaging Coordinators Midco, Inc.	Delayed Draw	1.00%			1/22/2032	USD	8,800,122	(38,663)	70,401	[1,2,3,5]
Packaging Coordinators Midco, Inc.	Delayed Draw	8.59%	SOFR	475	1/22/2032	USD	54,882,155	33,734,658	34,166,673	[1,3,4,6]
Packaging Coordinators Midco, Inc.	First Lien Term Loan	8.59%	SOFR	475	1/22/2032	USD	145,164,968	144,993,109	144,672,822	[1,3,4,5]
Packaging Coordinators Midco, Inc.	Revolver	0.50%			1/22/2032	USD	15,067,340	(28,112)	(63,272)	[1,2,3,5]
Packaging Coordinators Midco, Inc.	Delayed Draw	1.00%			7/11/2032	USD	24,456,150	(228,418)	(68,983)	[1,2,3]
Packaging Coordinators Midco, Inc.	Delayed Draw	8.47%	SONIA	475	7/11/2032	GBP	78,979	105,104	105,923	[1,3,4,7]
Packaging Coordinators Midco, Inc.	Delayed Draw	8.59%	SOFR	475	7/11/2032	USD	414,040	104,465	104,465	[1,3,4,6]
Packaging Coordinators Midco, Inc.	First Lien Term Loan	8.34%	SOFR	450	7/11/2032	USD	15,181,463	15,105,946	15,105,556	[1,3,4]
Packaging Coordinators Midco, Inc.	Revolver	0.50%			7/11/2032	USD	7,258,879	(63,596)	(36,294)	[1,2,3]
PAI Financing Merger Sub LLC	First Lien Term Loan	8.17%	SOFR	450	2/13/2032	USD	12,344,062	12,176,162	12,187,538	[1,3,4]
PAI Financing Merger Sub LLC	Revolver	8.17%	SOFR	450	2/13/2032	USD	2,625,000	340,434	341,715	[1,3,4,6]
Paradigm Living Concepts, LLC	Delayed Draw	0.50%			5/6/2031	USD	4,736,842	(44,824)	(52,493)	[1,2,3,5]
Paradigm Living Concepts, LLC	First Lien Term Loan	7.92%	SOFR	425	5/6/2031	USD	5,263,158	5,214,968	5,204,832	[1,3,4,5]
Paradigm Living Concepts, LLC	Revolver	0.50%			5/6/2031	USD	1,578,947	(14,097)	(17,498)	[1,2,3,5]
Parkview Health Services, LLC	First Lien Term Loan	8.17%	SOFR	450	6/23/2030	USD	7,185,491	7,137,703	7,095,673	[1,3,4]
Parkview Health Services, LLC	Revolver	0.50%			6/23/2030	USD	2,688,121	(29,134)	(33,602)	[1,2,3]
Patriot Acquisition Topco S.à r.l.	Delayed Draw	8.59%	SOFR	475	1/29/2028	USD	2,710,414	2,699,491	2,705,016	[1,3,4]
Patriot Acquisition Topco S.à r.l.	First Lien Term Loan	8.59%	SOFR	475	1/29/2028	USD	444,944	443,233	444,058	[1,3,4]
Pediatric Home Respiratory Services LLC	Delayed Draw	1.00%			12/23/2030	USD	4,800,000	(22,003)	(24,000)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Pediatric Home Respiratory Services LLC	First Lien Term Loan	9.10%	SOFR	550	12/23/2030	USD	24,410,667	$24,304,453	$24,288,613	[1,3,4]
Pediatric Home Respiratory Services LLC	Revolver	0.50%			12/23/2030	USD	2,666,667	(11,199)	(13,333)	[1,2,3]
Pediatric Home Respiratory Services, LLC	First Lien Term Loan	9.10%	SOFR	550	12/23/2030	USD	5,000,000	4,975,389	4,975,000	[1,3,4]
PerkinElmer U.S. LLC	Delayed Draw	1.00%			3/13/2029	USD	5,659,018	(27,500)	(28,295)	[1,2,3]
PerkinElmer U.S. LLC	First Lien Term Loan	8.48%	SOFR	475	3/13/2029	USD	4,379,578	4,364,759	4,357,680	[1,3,4]
PerkinElmer U.S., LLC	First Lien Term Loan	8.48%	SOFR	475	3/13/2029	USD	4,924,999	4,858,994	4,900,374	[1,3,4]
PetVet Care Centers, LLC	Revolver	9.69%	SOFR	600	11/15/2029	USD	5,188,750	464,340	124,474	[1,3,4,6]
PetVet Care Centers, LLC	Delayed Draw	1.00%			11/15/2030	USD	4,188,750	(71,386)	(318,390)	[1,2,3]
PetVet Care Centers, LLC	First Lien Term Loan	9.72%	SOFR	600	11/15/2030	USD	39,084,259	38,477,402	36,113,432	[1,3,4]
Phantom Purchaser, Inc.	First Lien Term Loan	8.42%	SOFR	475	9/19/2031	USD	17,413,414	17,251,266	17,249,808	[1,3,4,5]
Phantom Purchaser, Inc.	First Lien Term Loan	8.75%	SOFR	475	9/19/2031	USD	2,519,971	2,496,627	2,496,295	[1,3,4]
Phantom Purchaser, Inc.	Revolver	0.50%			9/19/2031	USD	8,241,568	(72,383)	(77,433)	[1,2,3,5]
PharmaLink Buyer, LLC	First Lien Term Loan	8.35%	SOFR	475	7/14/2031	USD	12,970,588	12,848,474	12,826,850	[1,3,4,5]
PharmaLink Buyer, LLC	Revolver	8.35%	SOFR	475	7/14/2031	USD	2,779,412	718,557	713,567	[1,3,4,5,6]
Pharmalogic Holdings Corp.	Delayed Draw	8.72%	SOFR	500	6/21/2030	USD	8,838,384	1,676,864	1,758,018	[1,3,4,6]
Pharmalogic Holdings Corp.	First Lien Term Loan	8.72%	SOFR	500	6/21/2030	USD	25,834,595	25,680,009	25,741,848	[1,3,4]
Phynet Dermatology LLC	Delayed Draw	1.00%			10/20/2029	USD	11,133,125	(178,829)	(401,399)	[1,2,3,5]
Phynet Dermatology LLC	First Lien Term Loan	10.38%	SOFR	650	10/20/2029	USD	16,678,842	16,522,485	16,077,494	[1,3,4,5]
Phynet Dermatology LLC	Revolver	10.32%	SOFR	650	10/20/2029	USD	765,128	698,733	712,164	[1,3,4,5,6]
Pinnacle Dermatology Management, LLC	Revolver	8.05%	SOFR	400	12/8/2026	USD	1,082,474	230,209	118,277	[1,4,6]
Pinnacle Dermatology Management, LLC	Delayed Draw	9.92%	SOFR	625	12/8/2028	USD	1,298,652	1,295,319	1,183,725	[1,3,4]
Pinnacle Dermatology Management, LLC	First Lien Term Loan	9.84%	SOFR	625	12/8/2028	USD	11,174,866	11,042,940	10,185,922	[1,3,4]
Pinnacle Treatment Centers, Inc.	Delayed Draw	9.57%	SOFR	575	1/4/2027	USD	902,492	880,041	883,746	[1,3,4]
Pinnacle Treatment Centers, Inc.	First Lien Term Loan	9.57%	SOFR	575	1/4/2027	USD	15,303,374	15,105,557	14,985,504	[1,3,4]
Pinnacle Treatment Centers, Inc.	Revolver	0.50%			1/4/2027	USD	789,576	-	(16,401)	[1,2,3]
Pinnacle Treatment Centers, Inc.	Revolver	11.25%	PRIME	450	1/4/2027	USD	592,181	589,689	579,881	[1,3,4]
PPV Intermediate Holdings LLC	Delayed Draw	9.82%	SOFR	575	8/31/2029	USD	60,000,000	59,547,196	60,000,000	[1,3,4]
PPV Intermediate Holdings LLC	First Lien Term Loan	9.57%	SOFR	575	8/31/2029	USD	74,479,405	73,984,673	74,479,405	[1,3,4,5]
PPV Intermediate Holdings LLC	Revolver	9.63%	SOFR	575	8/31/2029	USD	2,538,076	317,260	317,260	[1,3,4,6]
PPV Intermediate Holdings LLC	Delayed Draw	9.82%	SOFR	575	8/31/2030	USD	491,212	372,315	490,675	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
PPV Intermediate Holdings LLC	Delayed Draw	9.82%	SOFR	575	8/20/2031	USD	4,241,622	$1,629,722	$1,662,701	[1,3,4,6]
PPV Intermediate Holdings, LLC	First Lien Term Loan	9.57%	SOFR	575	8/31/2029	USD	64	64	64	[1,3,4]
Premier Care Dental Management, LLC	Revolver	0.50%			5/5/2028	USD	415,544	(894)	-	[1,2,3,5]
Premier Care Dental Management, LLC	Delayed Draw	8.92%	SOFR	500	5/8/2028	USD	2,429,360	1,195,372	1,206,666	[1,3,4,5,6]
Premier Care Dental Management, LLC	First Lien Term Loan	8.92%	SOFR	500	5/8/2028	USD	235,182	234,666	235,182	[1,3,4,5]
Premier Care Dental Management, LLC	Delayed Draw	8.92%	SOFR	500	7/8/2028	USD	1,121,954	977,916	980,395	[1,3,4,5,6]
Premier Care Dental Management, LLC	Delayed Draw	8.70%	SOFR	500	8/5/2028	USD	211,300	210,859	211,300	[1,3,4,5]
Premier Care Dental Management, LLC	Delayed Draw	8.95%	SOFR	525	8/5/2028	USD	6,831,090	5,615,418	5,641,375	[1,3,4,5,6]
Premier Care Dental Management, LLC	Delayed Draw	9.20%	SOFR	550	8/5/2028	USD	940,686	938,677	940,686	[1,3,4,5]
Premier Care Dental Management, LLC	First Lien Term Loan	8.95%	SOFR	525	8/5/2028	USD	389,447	388,634	389,447	[1,3,4,5]
Premier Care Dental Management, LLC	First Lien Term Loan	9.17%	SOFR	525	8/5/2028	USD	619,199	617,799	619,199	[1,3,4,5]
Premier Care Dental Management, LLC	First Lien Term Loan	9.20%	SOFR	550	8/5/2028	USD	1,733,827	1,730,124	1,733,827	[1,3,4,5]
Premier Care Dental Management, LLC	Revolver	0.50%			8/5/2028	USD	339,519	(2,060)	-	[1,2,3,5]
Premier Care Dental Management, LLC	Revolver	8.92%	SOFR	500	8/5/2028	USD	654,506	33,360	38,935	[1,2,3,4]
Premier Care Dental Management, LLC	Revolver	8.95%	SOFR	525	8/5/2028	USD	686,333	46,678	48,044	[1,3,4,5,6]
Premier Care Dental Management, LLC	Revolver	9.17%	SOFR	525	8/5/2028	USD	1,088,426	226,659	228,985	[1,3,4,5,6]
Premier Care Dental Management, LLC	Revolver	9.22%	SOFR	550	8/5/2028	USD	288,370	62,229	62,789	[1,3,4,5,6]
Premier Imaging, LLC	Delayed Draw	9.93%	SOFR	600	3/31/2026	USD	4,712,693	4,712,715	4,154,406	[1,3,4]
Premier Imaging, LLC	First Lien Term Loan	9.93%	SOFR	600	3/31/2026	USD	26,387,536	26,358,385	23,261,553	[1,3,4]
Premise Health Holding Corp.	Revolver	9.20%	SOFR	550	3/1/2030	USD	2,037,609	250,314	263,791	[1,3,4,5,6]
Premise Health Holding Corp.	First Lien Term Loan	8.17%	SOFR	450	3/3/2031	USD	17,358,053	17,104,725	17,290,838	[1,3,4,5]
Premise Health Holding Corp.	Revolver	0.50%			11/6/2031	USD	660,584	(6,467)	(2,558)	[1,2,3,5]
Premise Health Holding Corp.	Delayed Draw	1.00%			11/6/2032	USD	874,119	(8,648)	(1,255)	[1,2,3,5]
Premise Health Holding Corp.	First Lien Term Loan	8.17%	SOFR	450	11/6/2032	USD	2,074,489	2,054,065	2,066,456	[1,3,4,5]
Premise Health Holding Corp.	Delayed Draw	1.00%			11/8/2032	USD	1,800,837	(17,867)	(2,586)	[1,2,3,5]
Premise Health Holding Corp.	First Lien Term Loan	8.17%	SOFR	475	11/8/2032	USD	4,273,987	4,231,740	4,257,437	[1,3,4,5]
Prism One Buyer, LLC	First Lien Term Loan	8.92%	SOFR	525	10/10/2032	USD	1,367,521	1,354,156	1,356,074	[1,3,4]
Prism One Buyer, LLC	Revolver	8.92%	SOFR	500	10/10/2032	USD	4,250,000	(16,144)	(10,576)	[1,3,4,6]
Project Alliance Buyer, LLC	First Lien Term Loan	8.82%	SOFR	500	8/27/2031	USD	11,399,005	11,235,472	11,215,750	[1,3,4,5]
Project Alliance Buyer, LLC	Revolver	0.50%			8/27/2031	USD	2,188,102	(30,973)	(35,177)	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Project Neptune BidCo GmBH	Delayed Draw	1.00%			4/10/2032	EUR	15,495,868	$(263,804)	$868,066	[1,2,3,7]
Project Neptune BidCo GmBH	First Lien Term Loan	8.62%	EURIBOR	650	4/10/2032	EUR	55,785,124	61,605,423	66,438,081	[1,3,4,7]
Prolacta Bioscience, Inc.	First Lien Term Loan	9.12%	SOFR	543	12/21/2029	USD	6,143,293	6,075,337	6,087,487	[1,3,4,5]
Prolacta Bioscience, Inc.	First Lien Term Loan	12.69%	SOFR	900	12/21/2029	USD	1,981,707	1,960,463	1,963,705	[1,3,4,5]
PSKW Intermediate, LLC	First Lien Term Loan	9.32%	SOFR	560	3/9/2028	USD	2,169,051	2,169,051	2,179,896	[1,3,4,5]
PTSH Intermediate Holdings, LLC	First Lien Term Loan	10.07%	SOFR	625	12/17/2027	USD	4,422,222	4,374,779	4,417,390	[1,3,4]
Puma Buyer, LLC	First Lien Term Loan	7.92%	SOFR	425	3/28/2032	USD	9,186,447	9,141,287	9,140,515	[1,3,4]
Puma Buyer, LLC	Revolver	0.50%			3/28/2032	USD	6,067,057	(34,934)	(30,336)	[1,2,3,5]
Puma Buyer, LLC	First Lien Term Loan	7.92%	SOFR	425	3/29/2032	USD	26,443,836	26,261,531	26,311,616	[1,3,4,5]
Puma Buyer, LLC	First Lien Term Loan	8.36%	SOFR	450	3/29/2032	USD	7,272,264	7,236,220	7,235,903	[1,3,4,5]
Puma Buyer, LLC	Revolver	0.50%			3/29/2032	USD	3,718,546	(24,885)	(18,593)	[1,2,3]
QF Holdings, Inc.	Delayed Draw	1.00%			12/15/2032	USD	3,504,835	(17,514)	(17,524)	[1,2,3,5]
QF Holdings, Inc.	First Lien Term Loan	8.19%	SOFR	450	12/15/2032	USD	16,239,069	16,157,944	16,157,874	[1,3,4,5]
QF Holdings, Inc.	Revolver	0.50%			12/15/2032	USD	2,175,749	(10,866)	(10,879)	[1,2,3,5]
Rarebreed Veterinary Partners, Inc.	Delayed Draw	1.00%			4/18/2030	USD	22,500,000	(221,235)	(225,000)	[1,2,3,5]
Rarebreed Veterinary Partners, Inc.	First Lien Term Loan	8.97%	SOFR	525	4/18/2030	USD	9,000,000	8,956,222	8,955,000	[1,3,4,5]
Raven Buyer, Inc.	First Lien Term Loan	9.57%	SOFR	575	2/1/2027	USD	12,702,117	12,643,836	12,624,796	[1,3,4]
Raven Buyer, Inc.	Revolver	9.57%	SOFR	575	2/1/2027	USD	2,045,455	1,563,052	1,552,502	[1,3,4,6]
Raven Buyer, Inc.	Delayed Draw	9.57%	SOFR	575	6/30/2028	USD	2,068,227	1,984	8,092	[1,3,4,6]
Raven Buyer, Inc.	First Lien Term Loan	9.57%	SOFR	575	6/30/2028	USD	1,584,398	1,574,677	1,574,754	[1,3,4]
RBP Global Holdings Limited	First Lien Term Loan	9.17%	SOFR	525	11/4/2030	USD	5,166,714	4,945,623	5,025,848	[1,3,4]
RCP MQ Acquisition, LLC	First Lien Term Loan	8.42%	SOFR	475	8/30/2030	USD	19,251,607	19,069,094	19,059,091	[1,3,4]
RCP Nats Purchaser, LLC	Delayed Draw	1.00%			3/19/2032	USD	9,603,545	(90,733)	(96,035)	[1,2,3]
RCP Nats Purchaser, LLC	First Lien Term Loan	8.69%	SOFR	500	3/19/2032	USD	36,017,724	35,687,024	35,657,547	[1,3,4]
RCP Nats Purchaser, LLC	Revolver	0.50%			3/19/2032	USD	5,524,127	(49,150)	(55,241)	[1,2,3]
REP Behavioral Health, LLC	Delayed Draw	0.50%			12/31/2030	USD	3,076,923	(42,358)	(34,466)	[1,2,3,5]
REP Behavioral Health, LLC	First Lien Term Loan	8.72%	SOFR	500	12/31/2030	USD	7,033,654	6,941,728	6,955,828	[1,3,4,5]
REP Behavioral Health, LLC	Revolver	8.72%	SOFR	500	12/31/2030	USD	1,538,462	598,567	600,507	[1,3,4,5,6]
Revival Animal Health, LLC	Delayed Draw	1.00%			1/3/2028	USD	242,236	(2,621)	(2,684)	[1,2,3,5]
Revival Animal Health, LLC	Delayed Draw	9.67%	SOFR	600	1/3/2028	USD	1,339,026	1,329,453	1,324,188	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Revival Animal Health, LLC	First Lien Term Loan	9.67%	SOFR	600	1/3/2028	USD	3,227,860	$3,204,264	$3,192,088	[1,3,4,5]
Revival Animal Health, LLC	Revolver	9.67%	SOFR	600	1/3/2028	USD	279,026	277,132	275,933	[1,3,4,5]
RPC Topco, Inc.	First Lien Term Loan	8.62%	SOFR	500	8/30/2031	USD	20,390,783	20,128,716	20,311,468	[1,3,4]
RPC Topco, Inc.	Revolver	0.50%			8/30/2031	USD	3,030,303	(36,957)	(11,787)	[1,2,3]
RTI Surgical, Inc.	First Lien Term Loan	8.47%	SOFR	475	9/25/2032	USD	12,500,000	12,378,459	12,359,951	[1,3,4]
RTI Surgical, Inc.	Revolver	0.50%			9/25/2032	USD	2,500,000	(24,053)	(28,010)	[1,2,3]
SCHP Purchaser, Inc.	First Lien Term Loan	8.37%	SOFR	450	10/24/2032	USD	20,207,143	20,008,965	20,005,071	[1,3,4]
SCHP Purchaser, Inc.	Revolver	0.50%			10/24/2032	USD	3,367,857	(32,786)	(33,679)	[1,2,3]
SCP ENT & Allergy Services, LLC	First Lien Term Loan	9.98%	SOFR	600	3/25/2027	USD	346,165	345,193	344,130	[1,3,4]
SDG Mgmt Company, LLC	Delayed Draw	9.67%	SOFR	585	7/1/2028	USD	5,243,597	5,181,770	5,237,867	[1,3,4]
SDG Mgmt Company, LLC	Delayed Draw	9.84%	SOFR	585	7/1/2028	USD	2,627,911	1,043,853	1,073,525	[1,3,4,6]
SDG Mgmt Company, LLC	Revolver	9.50%	SOFR	585	7/1/2028	USD	525,937	125,901	130,910	[1,3,4,6]
Signant Finance One Limited	Delayed Draw	1.00%			10/16/2031	USD	2,608,696	(25,815)	(26,087)	[1,2,3]
Signant Finance One Limited	First Lien Term Loan	8.42%	SOFR	475	10/16/2031	USD	1,690,515	1,673,875	1,673,610	[1,3,4]
Signant Finance One Limited	Revolver	0.50%			10/16/2031	USD	1,086,957	(10,646)	(10,870)	[1,2,3]
Smile Doctors, LLC	Revolver	0.50%			12/23/2027	USD	2,208,481	-	(24,474)	[1,2,3]
Smile Doctors, LLC	Delayed Draw	9.84%	SOFR	590	12/23/2028	USD	4,949,187	4,826,250	4,931,420	[1,3,4,5]
Smile Doctors, LLC	First Lien Term Loan	9.63%	SOFR	590	12/23/2028	USD	22,071,035	21,846,296	21,991,799	[1,3,4]
Soleo Holdings, Inc.	Delayed Draw	1.00%			1/31/2032	USD	1,055,493	(7,592)	(1,760)	[1,2,3,5]
Soleo Holdings, Inc.	Revolver	0.50%			1/31/2032	USD	1,055,493	(4,622)	(1,760)	[1,2,3,5]
Solis Mammography Buyer, Inc.	Delayed Draw	8.67%	SOFR	500	5/29/2032	USD	693,006	138,639	144,618	[1,3,4,6]
Solis Mammography Buyer, Inc.	First Lien Term Loan	8.67%	SOFR	500	5/29/2032	USD	4,792,830	4,725,331	4,731,473	[1,3,4]
Space Intermediate III, Inc.	First Lien Term Loan	9.42%	SOFR	575	11/8/2029	USD	2,602,535	2,561,881	2,560,635	[1,3,4]
Space Intermediate III, Inc.	First Lien Term Loan	9.42%, 3.00% PIK	SOFR	575	11/8/2029	USD	65,673,796	65,390,359	64,616,448	[1,3,4,5,9]
Specialized Dental Holdings II, LLC	Delayed Draw	8.47%	SOFR	475	11/1/2027	USD	2,316,021	1,453,471	1,482,709	[1,3,4,5,6]
Specialty Pharma III Inc.	First Lien Term Loan	8.44%	SOFR	475	12/23/2032	USD	25,848,775	25,719,860	25,719,531	[1,3,4]
Specialty Pharma III Inc.	Revolver	0.50%			12/23/2032	USD	3,335,326	(16,619)	(16,677)	[1,2,3]
SpecialtyCare, Inc.	Delayed Draw	8.84%	SOFR	500	12/18/2029	USD	270,601	67,755	68,736	[1,3,4,5,6]
SpecialtyCare, Inc.	First Lien Term Loan	8.99%	SOFR	500	12/18/2029	USD	1,211,059	1,199,649	1,203,808	[1,3,4,5]
SpecialtyCare, Inc.	Revolver	0.50%			12/18/2029	USD	37,590	(349)	(225)	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
SpecialtyCare, Inc.	Revolver	7.44%	SOFR	375	12/18/2029	USD	3,269	$3,238	$3,249	[1,3,4]
Spruce Bidco II Inc.	First Lien Term Loan	6.00%	TONAR	525	1/31/2032	JPY	1,763,329,352	11,377,393	11,244,908	[1,3,4,5,7]
Spruce Bidco II Inc.	First Lien Term Loan	7.00%	CORRA	500	1/31/2032	CAD	16,526,664	11,375,100	12,027,250	[1,3,4,5,7]
Spruce Bidco II Inc.	First Lien Term Loan	8.45%	SOFR	475	1/31/2032	USD	94,490,860	93,083,797	94,387,602	[1,3,4,5]
Spruce Bidco II Inc.	Revolver	0.50%			1/31/2032	USD	7,637,615	(99,761)	(8,346)	[1,2,3]
Spruce Bidco II Inc.	Revolver	10.50%	PRIME	375	1/31/2032	USD	12,937,972	296,620	479,711	[1,3,4,5,6]
SSCP Pegasus Midco Limited	First Lien Term Loan	10.09%	SONIA	600	11/16/2027	GBP	1,797,628	2,419,703	2,420,358	[1,3,4,7]
SSCP Pegasus Midco Limited	First Lien Term Loan	10.09%	SONIA	600	6/16/2028	GBP	3,613,000	4,948,228	4,864,607	[1,3,4,7]
Stark International Lux	Revolver	0.50%			5/13/2032	EUR	3,557,082	(48,961)	(21,428)	[1,2,3,7]
Stark International Lux	Delayed Draw	7.07%	EURIBOR	500	8/13/2032	EUR	6,013,004	6,921,011	6,968,674	[1,3,4,7]
Stark International Lux	Delayed Draw	8.82%	SOFR	500	8/13/2032	USD	18,083,568	17,865,980	17,832,875	[1,3,4]
STCH Intermediate Inc.	Revolver	9.12%	SOFR	535	10/30/2026	USD	419,401	54,174	55,462	[1,3,4,6]
SureScripts, LLC	First Lien Term Loan	8.42%	SOFR	475	11/1/2031	USD	60,142,346	59,841,986	60,122,587	[1,3,4,5]
SureScripts, LLC	Revolver	0.50%			11/1/2031	USD	3,007,689	(15,015)	(991)	[1,2,3,5]
Synergy Acquisition LLC	First Lien Term Loan	8.26%	SOFR	450	1/17/2032	USD	6,123,275	6,064,095	6,062,043	[1,3,4]
TBRS, Inc.	Revolver	8.57%	SOFR	475	11/22/2030	USD	1,877,346	100,809	93,517	[1,3,4,6]
TBRS, Inc.	Delayed Draw	8.42%	SOFR	475	11/22/2031	USD	3,374,882	1,701,391	1,691,386	[1,3,4,6]
TBRS, Inc.	First Lien Term Loan	8.57%	SOFR	475	11/22/2031	USD	12,297,559	12,189,130	12,148,823	[1,3,4]
TEAM Services Group, LLC	First Lien Term Loan	8.99%	SOFR	525	12/20/2027	USD	7,722,418	7,593,350	7,718,287	[1,4]
Tempus AI, Inc.	First Lien Term Loan	11.92%, 3.25% PIK	SOFR	825	2/4/2030	USD	5,992,756	5,834,230	5,986,207	[1,3,4,5,9]
Tempus AI, Inc.	Revolver	7.42%	SOFR	375	2/4/2030	USD	1,000	983	999	[1,3,4,5]
TerSera Therapeutics LLC	First Lien Term Loan	8.97%	SOFR	525	4/4/2029	USD	4,515,875	4,479,534	4,510,105	[1,3,4]
TerSera Therapeutics, LLC	First Lien Term Loan	9.47%	SOFR	575	4/4/2029	USD	6,828,822	6,709,960	6,821,359	[1,3,4]
TerSera Therapeutics, LLC	Revolver	0.50%			4/4/2029	USD	531,828	(15,955)	(581)	[1,2,3]
TheKey, LLC	Delayed Draw	9.92%, 1.00% PIK	SOFR	600	3/30/2027	USD	1,485,796	1,266,123	1,387,701	[1,3,4,5,9]
Thunder Buyer, Inc.	Delayed Draw	8.41%	SOFR	475	10/17/2030	USD	1,925,293	76,340	100,335	[1,3,4,6]
Thunder Buyer, Inc.	Delayed Draw	8.73%	SOFR	475	10/17/2030	USD	2,953,238	117,272	153,906	[1,3,4,5,6]
Thunder Buyer, Inc.	First Lien Term Loan	8.42%	SOFR	475	10/17/2030	USD	10,955,005	10,815,595	10,943,033	[1,3,4,5]
Thunder Buyer, Inc.	Revolver	8.41%	SOFR	475	10/17/2030	USD	2,602,167	488,793	517,589	[1,3,4,5,6]
TIDI Legacy Products, Inc.	Delayed Draw	11.25%	PRIME	450	12/19/2029	USD	10,597,713	10,420,603	10,586,133	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
TIDI Legacy Products, Inc.	First Lien Term Loan	8.22%	SOFR	450	12/19/2029	USD	34,604,443	$34,095,261	$34,566,628	[1,3,4,5]
TIDI Legacy Products, Inc.	Revolver	0.50%			12/19/2029	USD	7,630,354	(103,052)	(8,339)	[1,2,3,5]
Tivity Health, Inc.	First Lien Term Loan	8.72%	SOFR	500	6/28/2029	USD	68,520,156	68,010,791	68,445,279	[1,3,4]
Top RX, LLC	First Lien Term Loan	8.95%	SOFR	525	12/18/2029	USD	11,332,283	11,143,632	11,116,141	[1,3,4]
Top RX, LLC	Revolver	8.92%	SOFR	525	12/18/2029	USD	1,332,587	608,250	607,562	[1,3,4,6]
TPC Holdco, LLC	Second Lien Term Loan	12.10%, 2.50% PIK	SOFR	800	3/29/2028	USD	5,054,394	5,010,359	4,970,221	[1,3,4,9]
Troy Practice Management, LLC	Delayed Draw	9.81%	SOFR	615	11/25/2027	USD	2,678,348	2,658,659	2,675,421	[1,3,4]
Troy Practice Management, LLC	First Lien Term Loan	9.81%	SOFR	615	11/25/2027	USD	4,463,916	4,401,368	4,459,039	[1,3,4]
Troy Practice Management, LLC	Revolver	9.81%	SOFR	615	11/25/2027	USD	591,133	386,885	393,443	[1,3,4,6]
TurningPoint Healthcare Solutions, LLC	Revolver	8.57%	SOFR	475	7/14/2027	USD	1,816,523	1,812,332	1,810,347	[1,3,4,5,6]
U.S. Urology Partners, LLC	Delayed Draw	8.17%	SOFR	475	4/8/2032	USD	330,351	326,468	326,222	[1,3,4,5]
U.S. Urology Partners, LLC	First Lien Term Loan	8.17%	SOFR	475	4/8/2032	USD	1,871,992	1,850,057	1,848,592	[1,3,4,5]
U.S. Urology Partners, LLC	Revolver	0.50%			4/8/2032	USD	169,833	(1,905)	(2,123)	[1,2,3,5]
UEW Acquisition, LLC	First Lien Term Loan	9.17%	SOFR	550	8/13/2030	USD	7,368,421	7,264,472	7,294,737	[1,3,4]
United Digestive MSO Parent, LLC	Delayed Draw	9.40%	SOFR	575	3/30/2029	USD	19,730,497	18,502,892	18,766,505	[1,3,4,5,6]
United Digestive MSO Parent, LLC	First Lien Term Loan	9.42%	SOFR	575	3/30/2029	USD	20,039,732	19,625,791	20,017,833	[1,3,4,5]
United Digestive MSO Parent, LLC	Revolver	0.50%			3/30/2029	USD	5,254,786	(25,830)	(5,743)	[1,2,3,5]
United Digestive MSO Parent, LLC	Revolver	1.00%			3/30/2029	USD	345,940	(2,143)	(378)	[1,2,3]
United Digestive MSO Parent, LLC	Revolver	9.44%	SOFR	575	3/30/2029	USD	247,100	245,516	246,830	[1,3,4]
United Digestive MSO Parent, LLC	Revolver	10.40%	SOFR	675	3/30/2029	USD	1,373,600	235,147	239,189	[1,3,4,6]
United Digestive MSO Parent, LLC	Revolver	10.48%	SOFR	675	3/30/2029	USD	395,360	392,751	394,928	[1,3,4]
United Musculoskeletal Partners Acquisition Holdings, LLC	First Lien Term Loan	9.63%	SOFR	575	7/15/2028	USD	8,027,586	7,947,712	7,858,437	[1,3,4]
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	9.63%	SOFR	575	7/15/2028	USD	1,609,195	1,198,581	1,172,989	[1,3,4,6]
Universal Marine Medical Supply International, LLC	Delayed Draw	10.17%	SOFR	650	3/7/2029	USD	4,588,500	4,514,923	4,496,730	[1,3,4]
Universal Marine Medical Supply International, LLC	First Lien Term Loan	10.24%	SOFR	650	3/7/2029	USD	7,278,000	7,163,108	7,132,440	[1,3,4]
Universal Marine Medical Supply International, LLC	First Lien Term Loan	10.24%	SOFR	650	3/7/2029	USD	2,250,000	2,205,735	2,205,000	[1,3,4]
Universal Marine Medical Supply International, LLC	Revolver	10.19%	SOFR	650	3/7/2029	USD	624,999	615,526	612,500	[1,3,4]
Universal Marine Medical Supply International, LLC	Revolver	10.19%	SOFR	650	3/7/2029	USD	259,000	254,686	253,820	[1,3,4]
Unlimited Technology Holdings, LLC	First Lien Term Loan	8.17%	SOFR	450	3/12/2032	USD	6,938,571	6,906,866	6,895,057	[1,3,4]
Unlimited Technology Holdings, LLC	Revolver	0.50%			3/12/2032	USD	2,348,627	(10,464)	(14,729)	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
USHV Management, LLC	Revolver	10.75%	PRIME	400	9/8/2031	USD	1,647,699	$610,378	$616,095	[1,3,4,5,6]
USHV Management, LLC	Delayed Draw	8.67%	SOFR	500	9/8/2032	USD	3,048,240	1,024,634	1,035,971	[1,3,4,5,6]
USHV Management, LLC	First Lien Term Loan	8.82%	SOFR	500	9/8/2032	USD	9,886,186	9,790,060	9,826,006	[1,3,4,5]
Vardiman Black Holdings, LLC	Delayed Draw	10.80% PIK	SOFR	700	3/29/2026	USD	4,564,408	4,391,297	3,889,299	[1,3,4,6,9]
Vardiman Black Holdings, LLC	First Lien Term Loan	10.80% PIK	SOFR	700	3/18/2027	USD	38,990,129	38,990,129	34,565,925	[1,3,4,9]
Vatica Health, Inc.	First Lien Term Loan	8.45%	SOFR	475	10/31/2032	USD	10,014,837	9,915,869	9,976,377	[1,3,4,5]
Vatica Health, Inc.	Revolver	0.50%			10/31/2032	USD	1,001,484	(9,855)	(3,846)	[1,2,3,5]
Vaxcare LLC	First Lien Term Loan	8.36%	SOFR	450	6/17/2032	USD	1,492,647	1,478,572	1,477,117	[1,3,4]
Vaxcare LLC	Revolver	0.50%			6/17/2032	USD	250,000	(2,311)	(2,601)	[1,2,3]
Vermont AUS PTY LTD	Delayed Draw	8.29%	BBSY	450	3/23/2028	AUD	10,295,170	7,006,079	6,862,809	[1,3,4,7]
Vermont AUS PTY LTD	First Lien Term Loan	8.29%	BBSY	450	3/23/2028	AUD	10,508,976	7,691,438	7,005,334	[1,3,4,7]
VetEvolve Holdings, LLC	Delayed Draw	9.59%	SOFR	575	10/12/2028	USD	42,539,284	27,305,758	27,586,340	[1,3,4,5,6]
VetEvolve Holdings, LLC	First Lien Term Loan	9.34%	SOFR	550	10/12/2028	USD	19,724,638	19,414,132	19,491,248	[1,3,4,5]
Viant Medical Holdings, Inc.	Delayed Draw	10.17%	SOFR	650	10/29/2032	USD	158,144	89,928	87,346	[1,3,4,6]
Viant Medical Holdings, Inc.	Second Lien Term Loan	10.22%	SOFR	650	10/29/2032	USD	1,549,810	1,500,680	1,475,907	[1,3,4]
Vital Care Buyer, LLC	First Lien Term Loan	8.17%	SOFR	450	7/30/2031	USD	331,312	328,513	330,252	[1,3,4]
Vital Care Buyer, LLC	Revolver	0.50%			7/30/2031	USD	4,387,072	(35,348)	(14,039)	[1,2,3,5]
VPP Intermediate Holdings, LLC	Delayed Draw	8.97%	SOFR	525	12/1/2027	USD	4,696,339	1,799,860	1,797,157	[1,3,4,5,6]
VSC Specialty Molding Acquisition LLC	Delayed Draw	1.00%			10/6/2031	USD	6,213,027	(60,896)	(62,130)	[1,2,3]
VSC Specialty Molding Acquisition LLC	First Lien Term Loan	8.15%	SOFR	450	10/6/2031	USD	7,194,839	7,125,041	7,122,891	[1,3,4]
VSC Specialty Molding Acquisition LLC	Revolver	0.50%			10/6/2031	USD	1,328,892	(12,769)	(13,289)	[1,2,3]
WCAS XIII Primary Care Investors III, L.P	First Lien Term Loan	9.92%	SOFR	625	12/31/2029	USD	2,000,000	1,961,967	1,960,000	[1,3,4]
WCAS XIII Primary Care Investors III, L.P	First Lien Term Loan	9.94%	SOFR	625	12/31/2029	USD	400,000	392,039	392,000	[1,3,4]
WCAS XIV Primary Care Investors III, L.P.	First Lien Term Loan	9.92%	SOFR	625	12/31/2032	USD	2,800,000	2,745,361	2,744,000	[1,3,4]
WCAS XIV Primary Care Investors III, L.P.	First Lien Term Loan	9.94%	SOFR	625	12/31/2032	USD	200,000	196,010	196,000	[1,3,4]
Web PT, Inc.	First Lien Term Loan	10.17%	SOFR	625	1/18/2028	USD	8,955,000	8,856,495	8,475,590	[1,3,4]
Web PT, Inc.	Revolver	10.24%	SOFR	625	1/18/2028	USD	1,312,500	816,964	746,699	[1,3,4,6]
Western Veterinary Partners, LLC	Delayed Draw	8.92%	SOFR	525	10/29/2027	USD	12,871,265	12,752,455	12,742,551	[1,3,4,5,6]
Western Veterinary Partners, LLC	Delayed Draw	8.94%	SOFR	525	10/29/2027	USD	13,131,000	2,647,505	2,640,690	[1,3,4,5,6]
Western Veterinary Partners, LLC	First Lien Term Loan	8.92%	SOFR	525	10/29/2027	USD	4,146,123	4,106,826	4,104,662	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Wildcats Purchaser LLC	Delayed Draw	8.42%	SOFR	475	5/8/2031	USD	10,111,365	$1,203,057	$1,196,183	[1,3,4,6]
Wildcats Purchaser LLC	First Lien Term Loan	8.42%	SOFR	475	5/8/2031	USD	10,728,260	10,605,174	10,594,157	[1,3,4]
Wildcats Purchaser LLC	Revolver	0.50%			5/8/2031	USD	3,869,048	(43,228)	(48,363)	[1,2,3]
Wisdom Purchaser, LLC	First Lien Term Loan	8.37%	SOFR	450	7/24/2032	USD	18,125,000	18,125,000	18,087,018	[1,3,4]
Wisdom Purchaser, LLC	Revolver	0.50%			7/24/2032	USD	1,875,000	-	(3,929)	[1,2,3]
Xeris Pharmaceuticals, Inc.	Delayed Draw	10.62%	SOFR	695	3/5/2029	USD	8,333,333	8,000,000	8,424,950	[1,3,4,5]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	10.62%	SOFR	695	3/5/2029	USD	16,666,667	16,188,576	16,849,900	[1,3,4,5]
Xifin, Inc.	First Lien Term Loan	8.42%	SOFR	475	7/31/2031	USD	4,026,597	3,988,449	3,986,331	[1,3,4]
Xifin, Inc.	Revolver	0.50%			7/31/2031	USD	1,148,106	(10,695)	(11,481)	[1,2,3]
Zavation Medical Products, LLC	First Lien Term Loan	9.52%	SOFR	575	6/30/2027	USD	12,421,622	12,266,351	12,066,826	[1,3,4]
Zavation Medical Products, LLC	Revolver	9.54%	SOFR	575	6/30/2027	USD	2,027,027	2,022,098	1,969,130	[1,3,4]
Zavation Medical Products, LLC	First Lien Term Loan	9.71%	SOFR	575	6/30/2028	USD	1,756,752	1,744,790	1,706,574	[1,3,4]
								5,297,763,584	5,253,214,307
Industrials — 9.9%
Accel International Holdings, Inc.	First Lien Term Loan	8.22%	SOFR	450	4/24/2032	USD	32,466,216	32,315,773	32,303,885	[1,3,4]
Accel International Holdings, Inc.	Revolver	0.50%			4/24/2032	USD	7,721,299	(34,871)	(38,606)	[1,2,3]
Accelevation LLC	Delayed Draw	8.22%	SOFR	450	1/2/2031	USD	5,921,833	3,732,521	3,752,325	[1,3,4,6]
Accelevation LLC	First Lien Term Loan	8.20%	SOFR	450	1/2/2031	USD	15,755,385	15,549,372	15,593,376	[1,3,4]
Accelevation LLC	Revolver	8.18%	SOFR	450	1/2/2031	USD	3,948,719	2,003,977	2,012,729	[1,3,4,6]
Accurate Finance Sub, LLC	Delayed Draw	0.50%			9/2/2032	USD	1,575,000	(15,381)	(17,454)	[1,2,3,5]
Accurate Finance Sub, LLC	First Lien Term Loan	8.42%	SOFR	475	9/2/2032	USD	2,887,500	2,859,605	2,855,501	[1,3,4,5]
Accurate Finance Sub, LLC	Revolver	0.50%			9/2/2032	USD	787,500	(7,507)	(8,727)	[1,2,3,5]
Accurus Aerospace Corporation	First Lien Term Loan	8.57%	SOFR	475	4/5/2028	USD	9,675,092	9,596,080	9,548,545	[1,3,4]
ACP Oak Buyer, Inc.	Delayed Draw	8.78%	SOFR	500	6/12/2031	USD	7,042,253	6,304,598	6,330,332	[1,3,4,6]
ACP Oak Buyer, Inc.	First Lien Term Loan	8.60%	SOFR	500	6/12/2031	USD	14,751,761	14,683,175	14,735,640	[1,3,4]
ACP Oak Buyer, Inc.	Revolver	0.50%			6/12/2031	USD	3,169,014	(14,403)	(3,463)	[1,2,3]
AeriTek Global Holdings LLC	First Lien Term Loan	10.32%	SOFR	650	8/27/2030	USD	3,343,656	3,296,146	3,289,902	[1,3,4,5]
AeriTek Global Holdings LLC	Revolver	10.32%	SOFR	650	8/27/2030	USD	361,010	136,190	135,460	[1,3,4,5,6]
AirX Climate Solutions, Inc.	Delayed Draw	1.00%			11/7/2029	USD	10,067,114	(130,299)	41,291	[1,2,3]
AirX Climate Solutions, Inc.	Delayed Draw	8.82%	SOFR	500	11/7/2029	USD	2,289,744	2,262,667	2,299,136	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
AirX Climate Solutions, Inc.	First Lien Term Loan	8.82%	SOFR	500	11/7/2029	USD	11,225,357	$11,095,369	$11,271,398	[1,3,4]
AirX Climate Solutions, Inc.	Revolver	0.50%			11/7/2029	USD	1,258,389	(13,338)	(1,375)	[1,2,3]
Apex Service Partners, LLC	Revolver	8.82%	SOFR	500	10/24/2029	USD	4,729,228	2,470,227	2,503,814	[1,3,4,5,6]
Apex Service Partners, LLC	Delayed Draw	8.74%	SOFR	500	10/24/2030	USD	22,498,900	(109,306)	(111,830)	[1,3,4,6]
Apex Service Partners, LLC	Delayed Draw	8.82%	SOFR	500	10/24/2030	USD	23,862,245	23,381,726	23,917,408	[1,3,4,5,6]
Apex Service Partners, LLC	First Lien Term Loan	8.82%	SOFR	500	10/24/2030	USD	56,682,464	55,275,607	57,178,620	[1,3,4,5,6]
Apex Service Partners, LLC	Delayed Draw	8.84%	SOFR	500	4/29/2032	USD	25,080,607	16,897,552	16,988,561	[1,3,4,6]
Apex Service Partners, LLC	First Lien Term Loan	8.84%	SOFR	500	4/29/2032	USD	7,186,941	7,121,941	7,146,647	[1,3,4]
Arcfield Acquisition Corp.	First Lien Term Loan	8.72%	SOFR	500	10/28/2031	USD	13,828,571	13,759,846	13,759,429	[1,3,4]
Arcfield Acquisition Corp.	First Lien Term Loan	8.84%	SOFR	500	10/28/2031	USD	2,252,275	2,247,343	2,241,014	[1,3,4]
Arcfield Acquisition Corp.	Revolver	0.50%			10/28/2031	USD	3,771,429	(18,709)	(18,857)	[1,2,3]
Arcline Liberty Buyer LLC	Delayed Draw	1.00%			12/1/2032	USD	2,903,226	(28,862)	(29,032)	[1,2,3]
Arcline Liberty Buyer LLC	First Lien Term Loan	8.45%	SOFR	475	12/1/2032	USD	10,161,290	10,060,567	10,059,677	[1,3,4]
Arcline Liberty Buyer LLC	Revolver	0.50%			12/1/2032	USD	1,935,484	(19,124)	(19,355)	[1,2,3]
Armada Parent, Inc.	First Lien Term Loan	9.07%	SOFR	525	10/29/2027	USD	28,747,453	28,615,257	28,572,458	[1,3,4,5]
Armada Parent, Inc.	Delayed Draw	9.12%	SOFR	525	10/29/2030	USD	421,496	417,535	418,931	[1,3,4,5]
Armada Parent, Inc.	Revolver	0.50%			10/29/2030	USD	1,011,591	(4,535)	(6,158)	[1,2,3,5]
Armada Parent, Inc.	Revolver	9.07%	SOFR	525	10/29/2030	USD	2,400,000	20,633	16,792	[1,3,4,5,6]
Arrowhead Holdco Company	First Lien Term Loan	7.82%, 2.75% PIK	EURIBOR	575	8/31/2028	EUR	15,593,755	15,488,371	13,927,904	[1,3,4,7,9]
Arrowhead Holdco Company	First Lien Term Loan	9.09%, 2.75% PIK	SOFR	525	8/31/2028	USD	5,156,169	5,107,172	3,918,688	[1,3,4,5,9]
Associated Spring US, LLC	Delayed Draw	8.53%	SOFR	475	4/4/2030	USD	6,198,572	6,100,619	6,245,668	[1,3,4]
Associated Spring US, LLC	Delayed Draw	8.57%	SOFR	475	4/4/2030	USD	5,387,132	701,843	791,071	[1,3,4,6]
Associated Spring US, LLC	First Lien Term Loan	8.53%	SOFR	475	4/4/2030	USD	6,983,793	6,865,961	6,972,673	[1,3,4]
Associated Spring US, LLC	First Lien Term Loan	8.57%	SOFR	475	4/4/2030	USD	10,681,070	10,515,850	10,664,063	[1,3,4]
Associated Spring US, LLC	Revolver	0.50%			4/4/2030	USD	2,181,818	(30,962)	(3,474)	[1,2,3]
AWT Merger Sub, Inc.	Delayed Draw	10.09%	SOFR	625	12/17/2027	USD	4,835,199	4,757,979	4,829,914	[1,3,4]
AWT Merger Sub, Inc.	First Lien Term Loan	10.09%	SOFR	625	12/17/2027	USD	6,939,539	6,825,213	6,931,955	[1,3,4]
AWT Merger Sub, Inc.	Revolver	0.50%			12/17/2027	USD	1,071,429	-	(1,171)	[1,2,3]
Blackbird Purchaser, Inc.	Revolver	9.42%	SOFR	575	12/19/2029	USD	5,526,420	3,792,953	3,862,454	[1,3,4,5,6]
Blackbird Purchaser, Inc.	Delayed Draw	9.47%	SOFR	575	12/19/2030	USD	6,758,028	3,865,812	3,969,878	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Blackbird Purchaser, Inc.	First Lien Term Loan	9.47%	SOFR	575	12/19/2030	USD	36,829,929	$36,253,734	$36,789,682	[1,3,4,5]
BlackHawk Industrial Distribution, Inc.	Delayed Draw	9.07%	SOFR	525	9/17/2026	USD	1,165,091	205,428	204,105	[1,3,4,5,6]
BlackHawk Industrial Distribution, Inc.	First Lien Term Loan	9.07%	SOFR	525	9/17/2026	USD	1,010,219	1,004,233	997,510	[1,3,4,5]
BlackHawk Industrial Distribution, Inc.	Revolver	9.07%	SOFR	525	9/17/2026	USD	192,017	147,549	146,378	[1,3,4,5,6]
BP Purchaser, LLC	First Lien Term Loan	9.48%	SOFR	550	12/10/2028	USD	13,294,707	13,164,640	11,245,832	[1,3,4]
BPCP NSA Intermedco, Inc.	Delayed Draw	8.42%	SOFR	475	5/17/2030	USD	2,895,088	2,859,119	2,872,271	[1,3,4]
BPCP NSA Intermedco, Inc.	First Lien Term Loan	8.42%	SOFR	475	5/17/2030	USD	8,223,110	8,126,538	8,126,354	[1,3,4]
BPCP NSA Intermedco, Inc.	Revolver	0.50%			5/17/2030	USD	1,265,823	(13,924)	(14,093)	[1,2,3]
BradyIFS Holdings, LLC	Delayed Draw	8.84%	SOFR	500	10/31/2029	USD	2,926,730	2,160,412	2,203,122	[1,3,4,6]
BradyIFS Holdings, LLC	First Lien Term Loan	8.84%	SOFR	500	10/31/2029	USD	29,575,745	29,176,358	29,575,745	[1,3,4]
BradyIFS Holdings, LLC	Revolver	0.50%			10/31/2029	USD	2,028,774	(27,253)	-	[1,2,3]
Bridger Aerospace Group Holdings, Inc.	Delayed Draw	9.70%	SOFR	600	10/28/2030	USD	8,241,360	684,210	679,913	[1,3,4,6]
Bridger Aerospace Group Holdings, Inc.	First Lien Term Loan	9.72%	SOFR	600	10/28/2030	USD	17,306,856	16,969,875	16,960,719	[1,3,4]
Bridger Aerospace Group Holdings, Inc.	Revolver	0.50%			10/28/2030	USD	1,988,783	(38,384)	(39,776)	[1,2,3]
British Engineering Services Holdco Limited	First Lien Term Loan	11.98%, 3.28% PIK	SONIA	728	12/2/2027	GBP	413,420	555,030	504,313	[1,3,4,7,9]
British Engineering Services Holdco Limited	Revolver	11.49%, 3.28% PIK	SONIA	728	12/2/2027	GBP	992,208	1,332,074	1,210,349	[1,3,4,7,9]
Caldwell & Gregory LLC	Delayed Draw	8.42%	SOFR	475	9/30/2030	USD	4,491,566	3,682,646	3,736,656	[1,3,4,6]
Caldwell & Gregory LLC	First Lien Term Loan	8.42%	SOFR	475	9/30/2030	USD	22,275,000	21,995,467	22,250,658	[1,3,4]
Caldwell & Gregory LLC	Revolver	0.50%			9/30/2030	USD	3,000,000	(35,730)	(3,278)	[1,2,3]
Carbon TopCo, Inc.	Revolver	0.50%			5/1/2030	USD	2,739,726	(43,348)	(30,361)	[1,2,3]
Carbon TopCo, Inc.	First Lien Term Loan	9.73%	SOFR	600	11/1/2030	USD	1,949,892	1,916,564	1,925,751	[1,3,4]
Carbon TopCo, Inc.	First Lien Term Loan	10.18%	SOFR	600	11/1/2030	USD	17,217,123	16,922,646	17,003,968	[1,3,4]
Chambertin Capital Limited	First Lien Term Loan	11.14%	SONIA	675	6/20/2030	GBP	15,303,017	20,695,766	20,604,251	[1,3,4,7]
Charter Industries Holdings LLC	Delayed Draw	1.00%			10/1/2032	USD	909,091	(8,932)	(7,350)	[1,2,3]
Charter Industries Holdings LLC	First Lien Term Loan	8.41%	SOFR	475	10/1/2032	USD	7,727,273	7,651,930	7,664,799	[1,3,4]
Charter Industries Holdings LLC	Revolver	0.50%			10/1/2032	USD	1,363,636	(13,154)	(11,025)	[1,2,3]
Cinelease, LLC	Revolver	11.20%	SOFR	750	8/7/2030	USD	5,368,261	3,923,730	3,927,734	[1,3,4,6]
Climate Pros, LLC	Delayed Draw	9.72%	SOFR	600	1/24/2026	USD	49,564,453	32,801,815	33,010,289	[1,3,4,6]
CMG Holdco, LLC	Delayed Draw	1.00%			10/31/2030	USD	836,619	(7,571)	(914)	[1,2,3,5]
CMG Holdco, LLC	Delayed Draw	1.00%			11/20/2030	USD	1,662,444	(15,925)	(1,817)	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
CMG Holdco, LLC	Revolver	8.52%	SOFR	450	11/20/2030	USD	208,106	$5,898	$7,576	[1,3,4,5,6]
Cobham Holdings Inc.	First Lien Term Loan	8.94%	SOFR	500	1/9/2030	USD	479,420	477,229	476,227	[1,3,4]
Cobham Holdings, Inc.	Revolver	8.85%	SOFR	500	1/9/2028	USD	2,343,750	281,250	335,956	[1,3,4,6]
Cobham Holdings, Inc.	First Lien Term Loan	9.13%	SOFR	500	1/9/2030	USD	22,089,844	21,643,176	21,942,754	[1,3,4]
Consor Intermediate II, LLC	Delayed Draw	8.17%	SOFR	450	5/10/2031	USD	18,388,540	6,656,155	6,776,194	[1,3,4,6]
Consor Intermediate II, LLC	First Lien Term Loan	8.17%	SOFR	450	5/10/2031	USD	13,926,992	13,860,104	13,911,773	[1,3,4]
Consor Intermediate II, LLC	Revolver	8.17%	SOFR	450	5/10/2031	USD	5,239,436	2,573,435	2,597,091	[1,3,4,6]
Continental Acquisition Holdings, Inc.	Delayed Draw	10.82% PIK	SOFR	700	1/20/2027	USD	2,771,894	2,719,372	1,128,715	[1,3,4,9]
Continental Acquisition Holdings, Inc.	First Lien Term Loan	10.82% PIK	SOFR	700	1/20/2027	USD	7,524,206	7,459,706	3,063,857	[1,3,4,9]
CSAFE Acquisition Company, Inc.	First Lien Term Loan	9.95%	SOFR	575	12/14/2028	GBP	2,657,757	3,447,254	3,582,367	[1,3,4,5,7]
CSAFE Acquisition Company, Inc.	Revolver	9.95%	SOFR	575	3/8/2029	USD	1,967,865	1,967,865	1,967,865	[1,3,4,5]
Damotech Parent LLC	Delayed Draw	0.50%			9/24/2031	USD	4,659,847	(45,554)	(46,598)	[1,2,3]
Damotech Parent LLC	First Lien Term Loan	8.50%	SOFR	450	9/24/2031	USD	4,079,748	4,040,359	4,038,951	[1,3,4]
Diverzify Intermediate LLC	Delayed Draw	1.00%			5/11/2027	USD	17,142,857	(152,336)	(529,032)	[1,2,3]
Diverzify Intermediate LLC	First Lien Term Loan	9.74%	SOFR	575	5/11/2027	USD	32,528,571	32,214,122	31,524,733	[1,3,4]
Duraserv LLC	Delayed Draw	1.00%			10/17/2032	USD	59,269	(584)	(593)	[1,2,3,5]
Duro Dyne National Corp.	Delayed Draw	1.00%			11/15/2031	USD	9,868,421	(90,968)	(60,258)	[1,2,3]
Duro Dyne National Corp.	First Lien Term Loan	8.32%	SOFR	450	11/15/2031	USD	46,788,715	46,376,373	46,503,019	[1,3,4]
Duro Dyne National Corp.	Revolver	0.50%			11/15/2031	USD	9,868,421	(82,983)	(60,258)	[1,2,3]
Duro Dyne National Corp.	Delayed Draw	1.00%			11/17/2031	USD	2,837,624	(26,252)	(17,327)	[1,2,3,5]
Duro Dyne National Corp.	First Lien Term Loan	8.32%	SOFR	450	11/17/2031	USD	953,903	946,364	948,079	[1,3,4,5]
Duro Dyne National Corp.	Revolver	0.50%			11/17/2031	USD	2,837,624	(23,627)	(17,327)	[1,2,3,5]
Dwyer Instruments, LLC	Delayed Draw	8.42%	SOFR	475	7/21/2027	USD	1,874,658	1,832,479	1,872,610	[1,3,4,5]
Dwyer Instruments, LLC	First Lien Term Loan	8.42%	SOFR	475	7/21/2027	USD	16,546,494	16,307,083	16,528,413	[1,3,4,5]
Dwyer Instruments, LLC	Revolver	8.40%	PRIME	475	7/21/2027	USD	2,877,190	1,262,127	1,259,770	[1,3,4,5,6]
Dwyer Instruments, LLC	Delayed Draw	8.42%	SOFR	475	7/21/2029	USD	3,245,099	3,194,375	3,241,554	[1,3,4,5]
Dwyer Instruments, LLC	First Lien Term Loan	8.42%	SOFR	475	7/21/2029	USD	5,727,172	5,657,453	5,720,913	[1,3,4]
Dwyer Instruments, LLC	Revolver	8.40%	PRIME	475	7/21/2029	USD	2,395,867	1,030,943	1,049,024	[1,3,4,6]
Dwyer Instruments, LLC	Delayed Draw	8.42%	SOFR	475	11/20/2032	USD	324,327	321,321	323,973	[1,3,4]
Dwyer Instruments, LLC	Delayed Draw	8.67%	SOFR	475	11/20/2032	USD	47,991	47,544	47,939	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Dwyer Instruments, LLC	First Lien Term Loan	8.42%	SOFR	475	11/20/2032	USD	3,100,239	$3,072,309	$3,096,851	[1,3,4]
Dwyer Instruments, LLC	Revolver	8.40%	SOFR	475	11/20/2032	USD	214,645	87,716	89,339	[1,3,4,6]
Dwyer Instruments, LLC	Revolver	8.40%	PRIME	475	11/20/2032	USD	35,355	19,849	20,122	[1,3,4,6]
Eagle U.S. Purchaser, Inc.	First Lien Term Loan	8.69%	SOFR	500	12/31/2032	USD	53,565,200	52,761,949	52,761,722	[1,3,4]
Eagle U.S. Purchaser, Inc.	Revolver	0.50%			12/31/2032	USD	6,898,427	(103,436)	(103,476)	[1,2,3]
Echo Global Logistics, Inc.	Second Lien Term Loan	11.07%	SOFR	725	11/23/2029	USD	8,000,000	7,888,000	7,615,322	[1,3,4]
EIS Legacy Holdco, LLC	Revolver	0.50%			11/5/2030	USD	250,000	(2,094)	(498)	[1,2,3]
EIS Legacy Holdco, LLC	Delayed Draw	8.40%	SOFR	450	11/5/2031	USD	852,274	542,595	549,257	[1,3,4,6]
EIS Legacy Holdco, LLC	First Lien Term Loan	8.40%	SOFR	450	11/5/2031	USD	1,780,824	1,765,192	1,778,878	[1,3,4]
Elk Bidco, Inc	Delayed Draw	0.50%			6/14/2032	USD	301,180	(731)	-	[1,2,3]
Elk Bidco, Inc	First Lien Term Loan	8.17%	SOFR	450	6/14/2032	USD	1,445,663	1,442,129	1,445,663	[1,3,4]
Elk Bidco, Inc	Revolver	0.50%			6/14/2032	USD	271,062	(658)	-	[1,2,3]
Endurance PT Technology Buyer Corporation	First Lien Term Loan	10.17%	SOFR	650	10/28/2031	USD	5,913,537	5,768,783	5,765,699	[1,3,4,5]
Endurance PT Technology Buyer Corporation	Revolver	10.17%	SOFR	650	10/28/2031	USD	533,471	200,394	200,052	[1,3,4,5,6]
ENV BIDCO A.B.	Delayed Draw	1.00%			12/12/2031	EUR	865,234	-	1,074	[1,2,3,7]
ENV BIDCO A.B.	First Lien Term Loan	7.02%	EURIBOR	500	12/12/2031	EUR	4,739,642	5,564,266	5,570,152	[1,3,4,7]
ENV BIDCO A.B.	First Lien Term Loan	8.67%	SOFR	500	12/12/2031	USD	2,411,934	2,411,934	2,411,934	[1,3,4]
Eshipping, LLC	Delayed Draw	1.00%			12/23/2032	USD	2,686,747	(13,401)	(13,434)	[1,2,3]
Eshipping, LLC	First Lien Term Loan	8.17%	SOFR	450	12/23/2032	USD	7,119,880	7,084,372	7,084,280	[1,3,4]
Eshipping, LLC	Revolver	8.17%	SOFR	450	12/23/2032	USD	1,343,374	161,227	161,205	[1,3,4,6]
Excelitas Technologies Corp.	First Lien Term Loan	7.15%	EURIBOR	525	8/12/2028	EUR	586,125	683,767	688,829	[1,3,4,7]
Excelitas Technologies Corp.	First Lien Term Loan	9.17%	SOFR	525	8/12/2028	USD	5,281,104	5,281,104	5,281,104	[1,3,4]
Excelitas Technologies Corp.	Delayed Draw	1.00%			8/12/2029	USD	1,945,304	(24,779)	-	[1,2,3,5]
Excelitas Technologies Corp.	Revolver	0.50%			8/12/2029	USD	351,770	-	-	[1,2,3]
Fastener Distribution Holdings, LLC	Delayed Draw	8.42%	SOFR	475	11/4/2031	USD	787,352	296,393	302,664	[1,3,4,6]
Fastener Distribution Holdings, LLC	First Lien Term Loan	8.42%	SOFR	475	11/4/2031	USD	2,090,370	2,072,017	2,088,086	[1,3,4]
Flint OpCo, LLC	Delayed Draw	1.00%			8/15/2030	USD	8,363,404	(70,268)	(9,140)	[1,2,3,5]
Flint OpCo, LLC	Delayed Draw	8.59%	SOFR	475	8/15/2030	USD	5,889,503	5,386,059	5,476,639	[1,3,4,5,6]
Flint OpCo, LLC	First Lien Term Loan	8.59%	SOFR	475	8/15/2030	USD	6,369,603	6,243,682	6,362,642	[1,3,4,5]
Flint OpCo, LLC	Revolver	0.50%			8/15/2030	USD	1,026,252	(26,683)	(1,121)	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Flow Control Solutions, Inc.	First Lien Term Loan	8.66%	SOFR	500	3/31/2028	USD	1,234,432	$1,211,364	$1,233,083	[1,3,4,5]
Flow Control Solutions, Inc.	Revolver	8.87%	SOFR	500	3/31/2028	USD	420,949	385,703	385,243	[1,3,4,5,6]
Flow Control Solutions, Inc.	Delayed Draw	8.66%	SOFR	500	3/31/2029	USD	1,513,331	538,571	554,935	[1,3,4,5,6]
Flow Control Solutions, Inc.	Revolver	8.69%	SOFR	500	3/31/2029	USD	806,286	131,840	139,374	[1,3,4,5,6]
Flow Intermediate II, LLC	Delayed Draw	8.10%	SOFR	450	8/29/2031	USD	4,945,946	3,437,439	3,430,842	[1,3,4,6]
Flow Intermediate II, LLC	First Lien Term Loan	8.51%	SOFR	450	8/29/2031	USD	22,256,756	22,097,093	22,060,246	[1,3,4]
Flow Intermediate II, LLC	Revolver	8.08%	SOFR	450	8/29/2031	USD	3,297,297	512,435	506,698	[1,3,4,6]
FLS Holding, Inc.	Revolver	9.09%	SOFR	525	12/17/2027	USD	2,000,000	1,935,004	1,683,331	[1,3,4,6]
FLS Holding, Inc.	Delayed Draw	9.07%	SOFR	525	12/17/2028	USD	4,862,500	4,765,250	4,153,380	[1,3,4]
FLS Holding, Inc.	First Lien Term Loan	9.07%	SOFR	525	12/17/2028	USD	22,367,500	22,138,386	19,105,548	[1,3,4]
Fortis Solutions Group, LLC	Revolver	9.27%	SOFR	550	10/15/2027	USD	2,787,569	804,645	842,944	[1,3,4,6]
Fortis Solutions Group, LLC	Delayed Draw	9.27%	SOFR	550	10/15/2028	USD	9,609,390	4,600,479	4,722,222	[1,3,4,6]
Fortis Solutions Group, LLC	First Lien Term Loan	9.27%	SOFR	550	10/15/2028	USD	20,564,989	20,306,165	20,542,516	[1,3,4]
Frontline Road Safety Operations, LLC	Delayed Draw	8.61%, 2.00% PIK	SOFR	550	3/4/2031	USD	4,354,780	4,334,776	4,377,860	[1,3,4,5,9]
Frontline Road Safety Operations, LLC	First Lien Term Loan	8.67%, 2.00% PIK	SOFR	475	3/4/2031	USD	14,944,405	14,944,405	15,023,611	[1,3,4,5,9]
Frontline Road Safety Operations, LLC	Revolver	8.58% , 2.00% PIK	SOFR	475	3/4/2031	USD	2,531,714	1,980,677	1,997,371	[1,3,4,5,6,9]
Frontline Road Safety Operations, LLC	Delayed Draw	8.47%, 2.00% PIK	SOFR	475	3/4/2032	USD	31,282,962	12,826,033	12,835,483	[1,3,4,5,6,9]
Frontline Road Safety Operations, LLC	First Lien Term Loan	8.42%, 2.00% PIK	SOFR	475	3/4/2032	USD	16,786,700	16,618,834	16,618,833	[1,3,4,5,9]
Frontline Road Safety Operations, LLC	First Lien Term Loan	8.92%, 2.00% PIK	SOFR	475	3/4/2032	USD	2,089,216	2,089,216	2,100,288	[1,3,4,5,9]
Frontline Road Safety Operations, LLC	First Lien Term Loan	8.47%, 2.00% PIK	SOFR	475	3/4/2032	USD	931,037	920,786	919,868	[1,3,4,5,6,9]
Frontline Road Safety Operations, LLC	Revolver	8.47%, 2.00% PIK	SOFR	475	3/4/2032	USD	580,750	273,842	278,013	[1,3,4,5,6,9]
GB Eagle Parent, Inc.	Delayed Draw	1.00%			12/1/2030	USD	23,386,830	(230,976)	(233,867)	[1,2,3]
GB Eagle Parent, Inc.	First Lien Term Loan	8.35%	SOFR	450	12/1/2030	USD	38,098,135	37,725,519	37,717,154	[1,3,4]
GB Eagle Parent, Inc.	Revolver	0.50%			12/1/2030	USD	8,395,035	(81,991)	(83,950)	[1,2,3]
Generator US Buyer, Inc.	Delayed Draw	0.50%			7/22/2030	USD	301,372	(2,994)	(3,014)	[1,2,3,5]
Generator US Buyer, Inc.	Revolver	0.50%			7/22/2030	CAD	25,114	(180)	(105)	[1,2,3,5,7]
Geo TopCo Corporation	Revolver	8.32%	SOFR	450	10/15/2031	USD	903,705	857,712	863,353	[1,3,4,5,6]
GMES, LLC	Delayed Draw	1.00%			9/9/2031	USD	6,382,979	(77,757)	(88,875)	[1,2,3]
GMES, LLC	First Lien Term Loan	8.92%	SOFR	525	9/9/2031	USD	39,361,702	38,888,840	38,813,637	[1,3,4]
GMES, LLC	Revolver	8.94%	SOFR	525	9/9/2031	USD	4,255,319	375,078	366,282	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Graffiti Buyer, Inc.	Delayed Draw	9.33%	SOFR	550	8/10/2027	USD	4,965,610	$4,893,257	$4,793,025	[1,3,4]
Graffiti Buyer, Inc.	Delayed Draw	9.42%	SOFR	550	8/10/2027	USD	1,255,910	271,184	242,420	[1,3,4,5,6]
Graffiti Buyer, Inc.	First Lien Term Loan	9.42%	SOFR	550	8/10/2027	USD	12,240,212	12,104,904	11,814,792	[1,3,4,5]
Graffiti Buyer, Inc.	Revolver	0.50%			8/10/2027	USD	2,522,321	-	(87,666)	[1,2,3]
Graffiti Buyer, Inc.	Delayed Draw	9.42%	SOFR	550	4/29/2030	USD	4,203,869	922,443	820,781	[1,3,4,6]
Graffiti Buyer, Inc.	First Lien Term Loan	9.42%	SOFR	550	4/29/2030	USD	4,598,717	4,561,667	4,438,885	[1,3,4]
Ground Penetrating Radar Systems, LLC	Delayed Draw	8.17%	SOFR	450	1/2/2032	USD	4,455,038	522,601	524,744	[1,3,4,6]
Ground Penetrating Radar Systems, LLC	First Lien Term Loan	8.17%	SOFR	450	1/2/2032	USD	13,479,886	13,359,473	13,361,263	[1,3,4]
Ground Penetrating Radar Systems, LLC	Revolver	8.17%	SOFR	450	1/2/2032	USD	2,376,239	915,098	914,733	[1,3,4,6]
GS Seer Group Borrower LLC	Revolver	10.52%	SOFR	675	4/28/2029	USD	733,945	183,486	162,523	[1,3,4,6]
GS Seer Group Borrower LLC	Delayed Draw	10.42%	SOFR	675	4/28/2030	USD	2,722,274	2,249,693	2,252,861	[1,3,4,6]
GS Seer Group Borrower LLC	First Lien Term Loan	10.42%	SOFR	675	4/28/2030	USD	6,367,202	6,231,085	6,185,337	[1,3,4]
Harvey Tool Company, LLC	Delayed Draw	1.00%			8/6/2032	USD	249,317	(1,218)	(2,066)	[1,2,3,5]
Harvey Tool Company, LLC	First Lien Term Loan	6.90%	EURIBOR	500	8/6/2032	EUR	1,363,941	1,584,072	1,597,346	[1,3,4,5,7]
Harvey Tool Company, LLC	First Lien Term Loan	8.47%	SOFR	475	8/6/2032	USD	2,189,456	2,178,889	2,171,316	[1,3,4,5]
Harvey Tool Company, LLC	Revolver	0.50%			8/6/2032	USD	253,807	(1,210)	(2,103)	[1,2,3,5]
HeartLand PPC Buyer, LLC	Delayed Draw	8.42%	SOFR	475	12/12/2029	USD	4,616,470	4,536,079	4,570,306	[1,3,4,5]
HeartLand PPC Buyer, LLC	Delayed Draw	8.48%	SOFR	475	12/12/2029	USD	4,097,978	34,878	34,236	[1,3,4,5,6]
HeartLand PPC Buyer, LLC	First Lien Term Loan	8.42%	SOFR	475	12/12/2029	USD	24,476,413	24,071,491	24,233,341	[1,3,4,5]
HeartLand PPC Buyer, LLC	Revolver	8.44%	SOFR	475	12/12/2029	USD	128,152	1,205	1,196	[1,3,4,5,6]
HeartLand PPC Buyer, LLC	Revolver	10.50%	PRIME	375	12/12/2029	USD	681,802	2,396	2,273	[1,3,4,5,6]
HeartLand PPC Buyer, LLC	Revolver	11.25%	PRIME	425	12/12/2029	USD	5,430,792	5,342,946	5,376,484	[1,3,4,5]
Helix Acquisition Holdings, Inc.	First Lien Term Loan	10.82%	ARR CSA	700	3/31/2030	USD	17,972,293	17,651,902	17,952,653	[1,3,4]
Heniff Holdco, LLC	First Lien Term Loan	9.92%	SOFR	610	12/3/2026	USD	4,512,510	4,512,510	4,507,578	[1,3,4,5]
Heniff Holdco, LLC	Revolver	9.92%	SOFR	610	12/3/2026	USD	1,941,840	1,731,474	1,729,352	[1,3,4,5,6]
High Bar Brands Operating, LLC	Delayed Draw	8.92%	SOFR	525	12/19/2029	USD	3,283,553	1,318,366	1,367,472	[1,3,4,5,6]
High Bar Brands Operating, LLC	First Lien Term Loan	8.92%	SOFR	525	12/19/2029	USD	9,395,123	9,257,910	9,384,856	[1,3,4,5]
High Bar Brands Operating, LLC	Revolver	0.50%			12/19/2029	USD	1,508,774	(19,931)	(1,649)	[1,2,3,5]
Horizon Avionics Buyer, LLC	Delayed Draw	1.00%			3/28/2032	USD	16,803,044	(82,987)	(84,015)	[1,2,3]
Horizon Avionics Buyer, LLC	First Lien Term Loan	8.42%	SOFR	475	3/28/2032	USD	40,327,308	40,129,337	40,125,671	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Horizon Avionics Buyer, LLC	Revolver	8.42%	SOFR	475	3/28/2032	USD	8,401,522	$1,896,215	$1,895,268	[1,3,4,6]
Horizon Avionics Buyer, LLC	Delayed Draw	8.42%	SOFR	475	3/29/2032	USD	4,402,144	4,377,625	4,414,849	[1,3,4,5]
Horizon Avionics Buyer, LLC	First Lien Term Loan	8.42%	SOFR	475	3/29/2032	USD	23,316,430	23,302,082	23,383,841	[1,3,4,5]
Horizon Avionics Buyer, LLC	Revolver	8.42%	SOFR	475	3/29/2032	USD	5,608,696	2,221,146	2,255,285	[1,3,4,5,6]
HP RSS Buyer, Inc.	Delayed Draw	0.50%			12/11/2029	USD	8,982,021	(89,421)	(89,820)	[1,2,3,5]
HP RSS Buyer, Inc.	Delayed Draw	8.42%	SOFR	475	12/11/2029	USD	32,103,340	19,999,625	19,981,747	[1,3,4,5,6]
HP RSS Buyer, Inc.	Delayed Draw	8.67%	SOFR	500	12/11/2029	USD	7,101,345	6,997,153	7,093,583	[1,3,4,5]
HP RSS Buyer, Inc.	First Lien Term Loan	8.67%	SOFR	500	12/11/2029	USD	8,283,482	8,162,999	8,274,430	[1,3,4,5]
HP RSS Buyer, Inc.	First Lien Term Loan	8.67%	SOFR	475	12/11/2029	USD	598,802	592,857	592,814	[1,3,4,5]
Hydraulic Technologies USA LLC	Revolver	9.17%	SOFR	550	6/3/2030	USD	3,148,500	1,400,539	1,389,831	[1,3,4,5,6]
Hydraulic Technologies USA LLC	First Lien Term Loan	9.17%	SOFR	550	6/3/2031	USD	19,920,798	19,587,473	19,550,796	[1,3,4,5]
ID Images Acquisition	First Lien Term Loan	9.47%	SOFR	575	7/30/2026	USD	14,002,972	13,893,827	13,882,762	[1,3,4]
Ideal Components Acquisition, LLC	Delayed Draw	1.00%			6/30/2032	USD	8,931,298	(86,217)	(89,313)	[1,2,3]
Ideal Components Acquisition, LLC	First Lien Term Loan	8.67%	SOFR	500	6/30/2032	USD	48,625,954	48,164,952	48,139,695	[1,3,4]
Ideal Components Acquisition, LLC	Revolver	8.67%	SOFR	500	6/30/2032	USD	7,442,749	923,144	917,939	[1,3,4,6]
Infogain Corporation	First Lien Term Loan	9.57%	SOFR	575	7/30/2028	USD	19,350,000	19,151,680	19,328,855	[1,3,4]
ISC CG Buyer, LLC	Delayed Draw	1.00%			8/29/2031	USD	8,543,305	(83,103)	(85,433)	[1,2,3]
ISC CG Buyer, LLC	First Lien Term Loan	8.59%	SOFR	475	8/29/2031	USD	7,646,544	7,573,362	7,570,079	[1,3,4]
ISC CG Buyer, LLC	Revolver	8.59%	SOFR	475	8/29/2031	USD	1,775,701	9,855	8,878	[1,3,4,6]
Jade Bidco Limited	First Lien Term Loan	7.37%	EURIBOR	525	2/16/2029	EUR	2,750,000	2,993,368	3,228,340	[1,3,4,7]
Jade Bidco Limited	First Lien Term Loan	9.30%	SOFR	525	2/16/2029	USD	20,000,000	19,717,059	19,978,144	[1,3,4]
Jade Bidco Limited	First Lien Term Loan	7.37%	EURIBOR	525	2/21/2029	EUR	534,451	645,050	627,414	[1,3,4,7]
Jade Bidco Limited	First Lien Term Loan	9.30%	SOFR	525	2/21/2029	USD	3,073,604	3,022,505	3,070,245	[1,3,4]
Jet Equipment & Tools Ltd.	First Lien Term Loan	7.51%	CORRA	525	12/28/2028	CAD	3,184,000	2,307,839	2,311,589	[1,3,4,7]
JFL-Atomic Acquisitionco, Inc.	Delayed Draw	8.41%	SOFR	475	2/20/2031	USD	2,135,254	855,130	867,419	[1,3,4,6]
JFL-Atomic Acquisitionco, Inc.	First Lien Term Loan	8.64%	SOFR	475	2/20/2031	USD	4,925,879	4,860,218	4,886,052	[1,3,4]
JFL-Atomic Acquisitionco, Inc.	Revolver	0.50%			2/20/2031	USD	667,328	(8,597)	(5,395)	[1,2,3]
Jonathan Acquisition Company	Revolver	0.50%			5/11/2029	USD	545,455	(7,863)	(8,182)	[1,2,3]
Jonathan Acquisition Company	First Lien Term Loan	8.34%	SOFR	450	11/12/2029	USD	4,454,545	4,389,606	4,387,727	[1,3,4]
JSG II, INC	Delayed Draw	0.50%			9/30/2032	USD	5,036,284	(24,730)	(30,657)	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
JSG II, INC	First Lien Term Loan	8.23%	SOFR	450	9/30/2032	USD	18,188,181	$18,099,626	$18,077,464	[1,3,4,5]
JSG II, INC	Revolver	8.23%	SOFR	450	9/30/2032	USD	2,163,226	162,622	159,890	[1,3,4,5,6]
Keel Platform, LLC	Delayed Draw	1.00%			1/19/2031	USD	4,219,068	-	(4,611)	[1,2,3]
Keel Platform, LLC	Delayed Draw	8.42%	SOFR	475	1/19/2031	USD	3,421,767	775,227	815,204	[1,3,4,6]
Keel Platform, LLC	First Lien Term Loan	8.42%	SOFR	475	1/19/2031	USD	16,768,800	16,640,408	16,750,475	[1,3,4]
Kenco PPC Buyer, LLC	First Lien Term Loan	8.95%	SOFR	475	11/15/2029	USD	6,067,584	6,016,833	6,030,534	[1,3,4,5]
Kenco PPC Buyer, LLC	Revolver	11.25%	PRIME	375	11/15/2029	USD	1,076,556	99,195	101,082	[1,3,4,5,6]
Kleinfelder Intermediate LLC	Revolver	0.50%			9/18/2028	USD	1,475,410	-	(1,612)	[1,2,3]
Kleinfelder Intermediate LLC	Delayed Draw	8.84%	SOFR	500	9/18/2030	USD	2,210,164	1,144,263	1,174,962	[1,3,4,6]
Kleinfelder Intermediate LLC	First Lien Term Loan	8.84%	SOFR	500	9/18/2030	USD	11,085,246	10,960,023	11,073,132	[1,3,4]
KPSKY Acquisition, Inc.	Delayed Draw	9.44%	SOFR	550	10/19/2028	USD	5,524,941	5,419,561	4,997,512	[1,3,4]
KPSKY Acquisition, Inc.	Delayed Draw	9.53%	SOFR	550	10/19/2028	USD	2,437,479	2,395,197	2,174,290	[1,3,4]
KPSKY Acquisition, Inc.	First Lien Term Loan	9.44%	SOFR	550	10/19/2028	USD	21,269,231	21,027,638	18,972,667	[1,3,4]
Lightbeam Bidco, Inc.	Revolver	8.70%	SOFR	500	5/4/2029	USD	934,761	711,976	707,302	[1,3,4,5,6]
Lightbeam Bidco, Inc.	Delayed Draw	8.51%	SOFR	475	5/4/2030	USD	1,593,285	648,055	647,936	[1,3,4,5,6]
Lightbeam Bidco, Inc.	Delayed Draw	8.70%	SOFR	500	5/4/2030	USD	6,166,502	3,152,088	3,169,059	[1,3,4,5,6]
Lightbeam Bidco, Inc.	First Lien Term Loan	8.70%	SOFR	500	5/4/2030	USD	8,659,618	8,502,896	8,573,021	[1,3,4,5]
Lindstrom, LLC	First Lien Term Loan	9.20%	SOFR	550	12/30/2032	USD	43,569,132	42,915,951	42,915,595	[1,3,4]
Lindstrom, LLC	Revolver	9.20%	SOFR	550	12/30/2032	USD	6,430,868	2,260,495	2,260,453	[1,3,4,6]
LJ Avalon Holdings, LLC	Revolver	0.50%			2/1/2029	USD	1,810,345	(63,362)	(4,526)	[1,2,3]
LJ Avalon Holdings, LLC	Delayed Draw	8.29%	SOFR	450	2/1/2030	USD	23,080,375	13,017,660	13,179,767	[1,3,4,6]
LJ Avalon Holdings, LLC	Delayed Draw	8.34%	SOFR	450	2/1/2030	USD	3,006,228	2,981,373	2,998,713	[1,3,4]
LJ Avalon Holdings, LLC	First Lien Term Loan	8.15%	SOFR	450	2/1/2030	USD	16,696,758	16,412,009	16,655,017	[1,3,4]
LJ Avalon Holdings, LLC	Revolver	0.50%			8/12/2031	USD	3,842,081	(25,613)	(27,340)	[1,2,3]
Lonestar Midco I LLC	First Lien Term Loan	8.17%	SOFR	450	3/17/2031	USD	21,100,962	20,905,127	20,881,845	[1,3,4]
Lonestar Midco I LLC	Revolver	8.17%	SOFR	450	3/17/2031	USD	3,846,154	1,708,513	1,703,651	[1,3,4,6]
MAG DS Corp.	First Lien Term Loan	9.27%	SOFR	550	4/1/2027	USD	8,085,604	7,981,552	8,076,768	[1,3,4,10]
Magneto Components Buyco, LLC	Revolver	0.50%			12/5/2029	USD	3,030,303	(50,198)	(3,311)	[1,2,3]
Magneto Components Buyco, LLC	Delayed Draw	1.00%			12/5/2030	USD	3,636,364	(77,918)	(3,974)	[1,2,3]
Magneto Components Buyco, LLC	First Lien Term Loan	9.67% PIK	SOFR	600	12/5/2030	USD	18,510,444	18,158,038	18,490,217	[1,3,4,9]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Mandrake BidCo, Inc.	First Lien Term Loan	8.34%	SOFR	450	8/20/2031	USD	4,254,440	$4,218,226	$4,274,015	[1,3,4]
Mandrake BidCo, Inc.	Revolver	0.50%			8/20/2031	USD	724,000	(5,592)	(791)	[1,2,3]
Marcone Yellowstone Buyer, Inc.	Delayed Draw	11.13%	ARR CSA	700	6/23/2028	USD	6,879,130	6,805,421	5,978,303	[1,3,4]
Marcone Yellowstone Buyer, Inc.	First Lien Term Loan	11.13%	ARR CSA	700	6/23/2028	USD	21,365,530	21,151,875	18,567,699	[1,3,4]
MDC Interior Acquisition, Inc.	First Lien Term Loan	8.67%	SOFR	500	4/26/2030	USD	209,413	207,437	208,180	[1,3,4,5]
MEI Buyer, LLC	Delayed Draw	7.99%	SOFR	425	6/29/2029	USD	2,063,784	1,996,724	2,061,529	[1,3,4,5]
MEI Buyer, LLC	First Lien Term Loan	7.97%	SOFR	425	6/29/2029	USD	14,669,637	14,321,695	14,653,607	[1,3,4,5]
MEI Buyer, LLC	Revolver	0.50%			6/29/2029	USD	2,287,317	(5,718)	(2,500)	[1,2,3,5]
Micro Holdings LLC	Delayed Draw	1.00%			11/12/2032	USD	11,261,671	(111,428)	(112,617)	[1,2,3]
Micro Holdings LLC	First Lien Term Loan	8.09%	SOFR	425	11/12/2032	USD	9,617,917	9,523,273	9,521,738	[1,3,4]
Micro Holdings LLC	Revolver	8.12%	SOFR	425	11/12/2032	USD	4,836,448	687,764	686,776	[1,3,4,6]
Modigent, LLC	Delayed Draw	8.92%	SOFR	525	8/23/2028	USD	479,405	477,245	478,881	[1,3,4,5]
Modigent, LLC	First Lien Term Loan	8.92%	SOFR	525	8/23/2028	USD	691,141	688,025	690,385	[1,3,4,5]
Monarch Landscape Holdings, LLC	Delayed Draw	8.67%	SOFR	500	3/31/2028	USD	3,209,364	3,169,232	3,205,857	[1,3,4,5]
Monarch Landscape Holdings, LLC	First Lien Term Loan	8.67%	SOFR	500	3/31/2028	USD	4,125,181	4,069,235	4,120,673	[1,3,4,5]
Monroe Engineering Group LLC	Delayed Draw	1.00%			12/20/2028	USD	1,775,906	(17,600)	(17,760)	[1,2,3]
Monroe Engineering Group LLC	Delayed Draw	8.42%	SOFR	475	12/20/2028	USD	17,965,530	12,378,620	12,388,581	[1,3,4,6]
Motion & Control Enterprises LLC	Delayed Draw	1.00%			6/1/2028	USD	2,785,793	(34,999)	(30,872)	[1,2,3,5]
Motion & Control Enterprises LLC	Delayed Draw	9.77%	SOFR	600	6/1/2028	USD	8,075,201	7,942,471	7,985,712	[1,3,4,5]
Motion & Control Enterprises LLC	First Lien Term Loan	9.77%	SOFR	600	6/1/2028	USD	33,891,516	33,400,998	33,515,935	[1,3,4,5]
Motion & Control Enterprises LLC	Revolver	9.77%	SOFR	600	6/1/2028	USD	1,410,566	1,410,566	1,394,934	[1,3,4,5]
MSIS Holdings, Inc.	Delayed Draw	1.00%			3/10/2031	USD	1,040,005	(14,575)	(1,136)	[1,2,3,5]
MSIS Holdings, Inc.	First Lien Term Loan	8.67%	SOFR	500	3/10/2031	USD	3,190,019	3,147,097	3,186,533	[1,3,4,5]
MSIS Holdings, Inc.	Revolver	11.00%	PRIME	400	3/10/2031	USD	742,003	98,269	107,117	[1,3,4,5,6]
Neo Ark Holdings LLC	First Lien Term Loan	10.10%	SOFR	625	11/14/2031	USD	11,852,300	11,502,150	11,496,731	[1,3,4]
NFM & J, L.P.	Delayed Draw	9.67%	SOFR	575	11/30/2027	USD	615,812	611,999	607,326	[1,3,4]
NFM & J, L.P.	First Lien Term Loan	9.69%	SOFR	575	11/30/2027	USD	9,823,408	9,771,084	9,688,052	[1,3,4]
NFM & J, L.P.	Revolver	11.50%	PRIME	475	11/30/2027	USD	2,078,124	1,994,058	1,905,523	[1,3,4,6]
North American Rail Solutions, LLC	Delayed Draw	0.50%			8/29/2031	CAD	2,422,665	(22,391)	(21,310)	[1,2,3,7]
North American Rail Solutions, LLC	First Lien Term Loan	7.01%	CORRA	475	8/29/2031	CAD	7,042,483	5,108,431	5,130,762	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
North American Rail Solutions, LLC	First Lien Term Loan	8.47%	SOFR	475	8/29/2031	USD	24,452,171	$24,165,660	$24,152,810	[1,3,4]
North American Rail Solutions, LLC	Revolver	0.50%			8/29/2031	CAD	1,264,035	717	4,008	[1,2,3,7]
North American Rail Solutions, LLC	Revolver	8.47%	SOFR	475	8/29/2031	USD	2,267,639	578,520	576,942	[1,3,4,6]
Northstar Recycling, Inc.	Delayed Draw	8.32%	SOFR	465	12/23/2030	USD	4,411,765	4,334,478	4,335,300	[1,3,4,6]
Northstar Recycling, Inc.	First Lien Term Loan	8.32%	SOFR	465	12/23/2030	USD	18,985,294	18,781,492	18,774,901	[1,3,4]
Northstar Recycling, Inc.	Revolver	0.50%			12/23/2030	USD	2,941,176	(30,596)	(32,594)	[1,2,3]
PAG Holding Corporation	Delayed Draw	8.42%	SOFR	475	12/21/2029	USD	6,882,260	6,778,527	6,835,733	[1,3,4]
PAG Holding Corporation	First Lien Term Loan	8.42%	SOFR	475	12/21/2029	USD	39,705,457	39,183,357	39,437,032	[1,3,4]
PAG Holding Corporation	Revolver	0.50%			12/21/2029	USD	1,900,739	(25,413)	(12,850)	[1,2,3]
PAG Holding Corporation	Revolver	10.50%	PRIME	725	12/21/2029	USD	1,525,116	819,513	829,635	[1,3,4,6]
Panda Acquisition LLC	First Lien Term Loan	12.47%	SOFR	850	10/18/2028	USD	15,512,953	13,655,500	12,396,801	[1,3,4]
Pareto Buyer, LLC	Delayed Draw	1.00%			12/12/2032	USD	13,151,928	(112,563)	(113,379)	[1,2,3]
Pareto Buyer, LLC	First Lien Term Loan	8.23%	SOFR	450	12/12/2032	USD	47,127,740	46,723,796	46,721,466	[1,3,4]
Pareto Buyer, LLC	Revolver	0.50%			12/12/2032	USD	8,767,951	(75,005)	(75,586)	[1,2,3]
Paris US Holdco, Inc.	Delayed Draw	0.50%			12/2/2031	USD	1,079,157	(9,971)	(1,179)	[1,2,3,5]
Paris US Holdco, Inc.	First Lien Term Loan	8.47%	SOFR	475	12/2/2031	USD	4,171,279	4,134,340	4,166,720	[1,3,4,5]
Paris US Holdco, Inc.	Revolver	8.47%	SOFR	475	12/2/2031	USD	764,932	50,872	56,534	[1,3,4,5,6]
Pele Buyer LLC	First Lien Term Loan	9.20%	SOFR	500	6/18/2026	USD	6,475,519	6,475,430	6,280,860	[1,3,4]
Pike Corporation	Delayed Draw	1.00%			12/19/2032	USD	4,546,697	(22,643)	(22,733)	[1,2,3,5]
Pike Corporation	First Lien Term Loan	8.20%	SOFR	450	12/19/2032	USD	20,914,806	20,810,621	20,810,232	[1,3,4,5]
Pike Corporation	Revolver	0.50%			12/19/2032	USD	2,686,169	(13,364)	(13,431)	[1,2,3,5]
Play Holdings, Inc.	Revolver	9.07%	SOFR	525	10/29/2030	USD	361,627	49,444	49,306	[1,3,4,6]
Play Holdings, Inc.	Revolver	9.16%	SOFR	525	10/29/2030	USD	2,038,835	284,103	277,988	[1,3,4,6]
Play Holdings, Inc.	First Lien Term Loan	9.07%	SOFR	525	10/29/2031	USD	38,807,469	38,222,607	38,128,338	[1,3,4]
Playpower, Inc.	Revolver	0.50%			8/28/2030	USD	3,282,828	(38,438)	(57,449)	[1,2,3]
Power Acquisition LLC	First Lien Term Loan	9.86%	SOFR	600	1/22/2030	USD	8,836,256	8,171,353	8,673,320	[1,3,4]
Power Grid Holdings, Inc.	First Lien Term Loan	8.42%	SOFR	475	12/2/2030	USD	60,810,091	60,338,433	60,515,023	[1,3,4,5]
Power Grid Holdings, Inc.	Revolver	11.00%	PRIME	375	12/2/2030	USD	10,106,360	1,203,032	1,269,222	[1,3,4,5,6]
Pregis TopCo LLC	Second Lien Term Loan	11.57%	SOFR	775	8/1/2029	USD	5,000,000	4,967,685	4,989,074	[1,3,4]
Process Insights Acquisition, Inc.	Delayed Draw	9.90%	SOFR	625	7/18/2029	USD	1,616,627	776,027	680,177	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Process Insights Acquisition, Inc.	First Lien Term Loan	10.07%	SOFR	625	7/18/2029	USD	9,099,303	$8,943,611	$8,388,569	[1,3,4,5]
Process Insights Acquisition, Inc.	Revolver	10.07%	SOFR	625	7/18/2029	USD	1,620,679	1,574,490	1,446,444	[1,3,4,5,6]
PT Intermediate Holdings III, LLC	Delayed Draw	8.67%, 1.75% PIK	SOFR	500	4/9/2030	USD	3,737,391	551,999	593,249	[1,3,4,6,9]
PT Intermediate Holdings III, LLC	First Lien Term Loan	8.67%, 1.75% PIK	SOFR	500	4/9/2030	USD	53,640,416	53,489,046	54,117,617	[1,3,4,9]
PumpTech, LLC	Delayed Draw	11.00%	PRIME	375	1/24/2031	USD	1,405,482	368,942	375,143	[1,3,4,5,6]
PumpTech, LLC	First Lien Term Loan	8.47%	SOFR	475	1/24/2031	USD	1,962,755	1,941,178	1,937,083	[1,3,4,5]
PumpTech, LLC	Revolver	8.47%	SOFR	475	1/24/2031	USD	438,630	112,302	111,231	[1,3,4,5,6]
R1 Holdings LLC	Delayed Draw	9.95%	SOFR	625	12/29/2028	USD	1,228,038	1,227,640	1,224,242	[1,3,4,6]
R1 Holdings LLC	First Lien Term Loan	9.95%	SOFR	625	12/29/2028	USD	13,398,889	13,164,148	13,357,478	[1,3,4]
R1 Holdings LLC	Revolver	10.03%	SOFR	625	12/29/2028	USD	2,714,932	2,405,823	2,419,211	[1,3,4,6]
Radwell Parent, LLC	Delayed Draw	9.17%	SOFR	550	4/1/2029	USD	7,231,263	7,177,419	7,267,419	[1,3,4]
Radwell Parent, LLC	First Lien Term Loan	9.17%	SOFR	550	4/1/2029	USD	58,998,146	58,465,599	59,293,137	[1,3,4]
Radwell Parent, LLC	Revolver	9.17%	SOFR	550	4/1/2029	USD	2,921,300	486,883	501,490	[1,3,4,6]
Red Fox CD Acquisition Corporation	Delayed Draw	9.67%	SOFR	600	3/4/2030	USD	21,345,376	17,167,683	17,283,575	[1,3,4,5,6]
Retail Services WIS Corporation	Delayed Draw	0.50%			8/29/2030	USD	518,590	(10,028)	(3,617)	[1,2,3]
Retail Services WIS Corporation	First Lien Term Loan	10.82%	SOFR	700	8/29/2030	USD	2,194,035	2,152,384	2,155,752	[1,3,4]
RFI Buyer, Inc.	Delayed Draw	0.50%			8/5/2030	USD	1,755,862	(17,024)	(10,513)	[1,2,3,5]
RFI Buyer, Inc.	First Lien Term Loan	8.42%	SOFR	450	8/5/2030	USD	2,341,149	2,318,895	2,327,131	[1,3,4,5]
RFI Buyer, Inc.	Revolver	0.50%			8/5/2030	USD	405,158	(3,806)	(2,426)	[1,2,3,5]
RH Buyer, Inc.	First Lien Term Loan	10.48%	SOFR	650	1/17/2031	USD	3,275,494	3,217,609	3,203,192	[1,3,4]
RJW Group Holdings, Inc.	Delayed Draw	1.00%			11/26/2031	USD	4,637,681	(45,368)	(46,377)	[1,2,3]
RJW Group Holdings, Inc.	Delayed Draw	8.73%	SOFR	500	11/26/2031	USD	1,217,391	1,023,847	1,031,305	[1,3,4,6]
RJW Group Holdings, Inc.	First Lien Term Loan	8.67%	SOFR	500	11/26/2031	USD	43,884,057	43,362,939	43,445,217	[1,3,4]
Rotation Buyer, LLC	Delayed Draw	8.57%	SOFR	475	12/27/2031	USD	473,638	113,344	116,109	[1,3,4,6]
Rotation Buyer, LLC	First Lien Term Loan	8.42%	SOFR	475	12/27/2031	USD	1,843,720	1,827,268	1,837,470	[1,3,4]
Rotation Buyer, LLC	Revolver	8.42%	SOFR	475	12/27/2031	USD	242,536	115,284	116,566	[1,3,4,6]
RPM Intermediate Holdings, Inc.	Delayed Draw	10.08%	SOFR	625	9/11/2028	USD	2,657,813	1,308,148	1,319,072	[1,3,4,6]
RPM Intermediate Holdings, Inc.	First Lien Term Loan	10.08%	SOFR	625	9/11/2028	USD	9,625,000	9,463,132	9,465,305	[1,3,4]
RPM Purchaser, Inc.	Delayed Draw	10.08%	SOFR	625	9/11/2028	USD	2,678,572	1,564,903	1,562,701	[1,3,4,6]
Safety Products Holdings, LLC	First Lien Term Loan	8.57%	SOFR	500	12/15/2026	USD	9,646,939	9,559,885	9,453,305	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
SEI Holding I Corporation	Delayed Draw	1.00%			3/27/2028	USD	3,762,264	$(30,553)	$(30,418)	[1,2,3]
SEI Holding I Corporation	Delayed Draw	8.72%	SOFR	500	3/27/2028	USD	8,814,155	6,152,179	6,234,688	[1,3,4,6]
SEI Holding I Corporation	First Lien Term Loan	8.72%	SOFR	500	3/27/2028	USD	15,781,639	15,539,285	15,654,042	[1,3,4]
SEI Holding I Corporation	Revolver	0.50%			3/27/2028	USD	2,442,805	(6,250)	(19,751)	[1,2,3]
SEKO Global Logistics Network, LLC	First Lien Term Loan	13.82%	SOFR	1000	11/17/2029	USD	1,772,094	1,753,430	1,772,094	[1,3,4]
SEKO Global Logistics Network, LLC	Delayed Draw	1.00%			11/27/2029	USD	248,561	(391)	(406)	[1,2,3]
SEKO Global Logistics Network, LLC	First Lien Term Loan	14.36%	SOFR	1050	11/27/2029	USD	441,886	441,181	441,165	[1,3,4]
SEKO Global Logistics Network, LLC	First Lien Term Loan	10.82%	SOFR	700	5/28/2030	USD	4,807,807	4,807,807	4,649,150	[1,3,4]
Sigma Electric Manufacturing Corporation	Delayed Draw	1.00%			12/31/2027	USD	74,669	(1,762)	(1,867)	[1,2,3,5]
Sigma Electric Manufacturing Corporation	First Lien Term Loan	9.56%	SOFR	575	12/31/2027	USD	1,749,351	1,732,915	1,705,617	[1,3,4,5]
Sigma Electric Manufacturing Corporation	Revolver	9.56%	SOFR	575	12/31/2027	USD	61,859	45,021	44,034	[1,3,4,5,6]
Sonny's Enterprises, LLC	Revolver	9.32%	SOFR	550	8/5/2027	USD	642,787	108,070	97,864	[1,3,4,6]
Sonny's Enterprises, LLC	Revolver	9.39%	SOFR	550	8/5/2027	USD	640,244	406,810	396,645	[1,3,4,6]
Sonny's Enterprises, LLC	Delayed Draw	9.49%	SOFR	550	8/5/2028	USD	731,517	720,558	725,237	[1,3,4]
Sonny's Enterprises, LLC	First Lien Term Loan	9.52%	SOFR	550	8/5/2028	USD	9,846,143	9,707,826	9,761,618	[1,3,4]
Spectrum Safety Solutions Purchaser, LLC	Revolver	6.52%	EURIBOR	450	7/1/2030	EUR	531,141	187,880	206,414	[1,3,4,5,6,7]
Spectrum Safety Solutions Purchaser, LLC	Revolver	8.17%	SOFR	450	7/1/2030	USD	173,246	171,390	173,055	[1,3,4,5]
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	1.00%			7/1/2031	EUR	563,509	(7,006)	12,697	[1,2,3,5,7]
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	8.17%	SOFR	450	7/1/2031	USD	2,311,421	541,084	569,766	[1,3,4,5,6]
Spectrum Safety Solutions Purchaser, LLC	First Lien Term Loan	6.52%	EURIBOR	450	7/1/2031	EUR	2,666,314	2,899,390	3,130,097	[1,3,4,5,7]
Spectrum Safety Solutions Purchaser, LLC	First Lien Term Loan	8.17%	SOFR	450	7/1/2031	USD	8,147,464	8,040,694	8,138,560	[1,3,4]
Spectrum Safety Solutions Purchaser, LLC	Revolver	6.52%	EURIBOR	450	7/1/2031	EUR	1,160,427	464,013	598,345	[1,3,4,6,7]
Spectrum Safety Solutions Purchaser, LLC	Revolver	8.17%	SOFR	450	7/1/2031	USD	931,677	792,954	803,330	[1,3,4,6]
Standard Elevator Systems	First Lien Term Loan	9.64%	SOFR	575	12/2/2027	USD	9,311,852	9,239,385	8,594,749	[1,3,4]
Superior Industries International, Inc.	Delayed Draw	13.67%	SOFR	1000	6/4/2026	USD	1,303,707	1,303,707	1,303,707	[1,3,4]
Superior Industries International, Inc.	First Lien Term Loan	13.67%	SOFR	1000	8/14/2030	USD	11,310,441	10,300,888	11,163,753	[1,3,4]
SureWerx Purchaser III, Inc.	Revolver	0.50%			12/28/2028	USD	1,300,000	-	(4,277)	[1,2,3]
SureWerx Purchaser III, Inc.	Revolver	8.92%	SOFR	525	12/28/2028	USD	42,375	40,651	40,726	[1,3,4,5,6]
SureWerx Purchaser III, Inc.	Delayed Draw	8.92%	SOFR	525	12/28/2029	USD	1,873,750	865,000	867,210	[1,3,4,6]
SureWerx Purchaser III, Inc.	First Lien Term Loan	7.51%	CORRA	525	12/28/2029	CAD	415,103	301,985	293,541	[1,3,4,5,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
SureWerx Purchaser III, Inc.	First Lien Term Loan	8.92%	SOFR	525	12/28/2029	USD	8,894,375	$8,718,883	$8,863,332	[1,3,4]
SurfacePrep Buyer, LLC	Delayed Draw	8.60%	SOFR	500	2/2/2030	USD	17,105,371	15,305,867	15,294,496	[1,3,4,5,6]
SurfacePrep Buyer, LLC	Delayed Draw	8.87%	SOFR	500	2/2/2030	USD	3,081,248	2,305,626	2,289,491	[1,3,4,5,6]
SurfacePrep Buyer, LLC	First Lien Term Loan	8.87%	SOFR	500	2/2/2030	USD	47,325,958	46,636,879	46,663,395	[1,3,4,5]
SurfacePrep Buyer, LLC	Revolver	8.87%	SOFR	500	2/2/2030	USD	10,920,322	1,215,535	1,212,156	[1,3,4,5,6]
SV Newco 2, Inc.	Delayed Draw	8.42%	SOFR	475	5/31/2031	USD	7,785,292	7,683,339	7,746,367	[1,3,4]
SV Newco 2, Inc.	First Lien Term Loan	8.42%	SOFR	475	5/31/2031	USD	8,405,076	8,298,513	8,363,050	[1,3,4]
SV Newco 2, Inc.	Revolver	0.50%			5/31/2031	USD	4,687,499	(55,773)	(23,438)	[1,2,3]
SV Newco 2, Inc.	Delayed Draw	8.42%	SOFR	475	6/2/2031	USD	74,957,855	15,001,390	14,991,571	[1,3,4,5,6]
SV Newco 2, Inc.	First Lien Term Loan	8.42%	SOFR	475	6/2/2031	USD	24,361,304	24,244,042	24,239,498	[1,3,4,5]
SV-Areo Holdings, LLC	Delayed Draw	1.00%			11/1/2026	USD	13,432,836	(67,164)	45,703	[1,2,3]
SV-Areo Holdings, LLC	First Lien Term Loan	8.67%	SOFR	500	11/1/2030	USD	60,412,780	60,155,398	60,618,322	[1,3,4]
Tank Holding Corp.	First Lien Term Loan	9.57%	SOFR	575	3/31/2028	USD	76,164,948	74,997,523	70,787,893	[1,4]
Tank Holding Corp.	Revolver	0.50%			3/31/2028	USD	1,780,415	-	(80,119)	[1,2,3]
Team, Inc.	Delayed Draw	1.00%			3/12/2030	USD	373,999	(3,546)	(3,741)	[1,2,3]
Team, Inc.	First Lien Term Loan	9.92%	SOFR	625	3/12/2030	USD	1,299,179	1,273,613	1,271,236	[1,3,4]
TecoStar Holdings, Inc.	First Lien Term Loan	11.65%	SOFR	800	7/7/2029	USD	21,646,960	21,303,052	21,534,880	[1,3,4]
Tex-Tech Industries, Inc.	Delayed Draw	8.48%	SOFR	475	1/10/2031	USD	502,597	296,962	298,600	[1,3,4,6]
Tex-Tech Industries, Inc.	First Lien Term Loan	8.48%	SOFR	475	1/10/2031	USD	2,250,383	2,230,721	2,237,134	[1,3,4]
The Colt Group Intermediate, LLC	Delayed Draw	8.82%	SOFR	500	10/17/2030	USD	1,116,879	1,099,708	1,100,126	[1,3,4,5]
The Colt Group Intermediate, LLC	First Lien Term Loan	8.82%	SOFR	500	10/17/2030	USD	2,041,569	2,011,416	2,010,945	[1,3,4,5]
The Colt Group Intermediate, LLC	Revolver	11.00%	PRIME	400	10/17/2030	USD	558,823	252,926	252,402	[1,3,4,5,6]
The NORDAM Group, LLC	First Lien Term Loan	9.57%	SOFR	575	5/16/2031	USD	12,718,125	12,483,313	12,348,509	[1,3,4]
The Vertex Companies, Inc.	Delayed Draw	8.69%	SOFR	475	8/31/2027	USD	5,452,703	5,394,485	5,419,511	[1,3,4]
The Vertex Companies, Inc.	Delayed Draw	8.82%	SOFR	500	8/31/2027	USD	3,799,684	3,742,750	3,776,554	[1,3,4]
The Vertex Companies, Inc.	First Lien Term Loan	8.68%	SOFR	500	8/31/2027	USD	7,847,122	7,773,304	7,799,354	[1,3,4]
The Vertex Companies, Inc.	First Lien Term Loan	8.82%	SOFR	500	8/31/2027	USD	11,441,804	11,272,861	11,372,155	[1,3,4]
The Vertex Companies, Inc.	Revolver	8.78%	SOFR	500	8/31/2027	USD	1,304,348	940,497	932,557	[1,3,4,6]
The Vertex Companies, Inc.	Revolver	8.82%	SOFR	500	8/31/2027	USD	2,726,351	244,455	252,118	[1,3,4,6]
The Vertex Companies, Inc.	First Lien Term Loan	8.82%	SOFR	500	8/31/2028	USD	805,665	797,138	800,761	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
TIKEHAU SONIC Sàrl	Revolver	0.50%			1/6/2032	EUR	2,682,927	$(31,438)	$(31,438)	[1,2,3,7]
TIKEHAU SONIC Sàrl	Delayed Draw	1.00%			7/6/2032	EUR	2,682,927	(31,438)	(31,438)	[1,2,3,7]
TIKEHAU SONIC Sàrl	First Lien Term Loan	7.02%	EURIBOR	500	7/6/2032	EUR	49,634,146	57,578,867	57,578,867	[1,3,4,7]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	10.49%, 2.00% PIK	SOFR	650	12/1/2027	USD	18,354,985	18,354,985	14,440,588	[1,3,4,9]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	8.57%, 2.00% PIK	EURIBOR	650	12/1/2027	EUR	11,821,601	13,422,110	10,755,352	[1,3,4,7,9]
Time Manufacturing Acquisition, LLC	Revolver	10.33%, 2.00% PIK	SOFR	650	12/1/2027	USD	3,130,742	2,629,569	1,962,473	[1,3,4,6,9]
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	8.94%	SOFR	500	12/15/2028	USD	23,355,769	23,355,769	23,330,247	[1,3,4]
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	8.94%	SOFR	500	1/7/2029	USD	14,850,000	14,555,211	14,833,772	[1,3,4]
Titan BW Borrower L.P.	Delayed Draw	1.00%			7/24/2032	USD	845,317	(8,190)	(1,956)	[1,2,3,5]
Titan BW Borrower L.P.	First Lien Term Loan	9.25%, 2.88% PIK	SOFR	538	7/24/2032	USD	10,011,574	9,916,155	10,017,541	[1,3,4,5,9]
Titan BW Borrower L.P.	Revolver	0.50%			7/24/2032	USD	1,054,009	(9,895)	(7,513)	[1,2,3,5]
Tornatech, Inc.	First Lien Term Loan	8.57%	SOFR	475	10/8/2030	USD	44,900,641	44,335,816	45,201,417	[1,3,4]
Truck-Lite Co., LLC	Revolver	8.48%	SOFR	475	2/13/2030	USD	3,428,148	620,652	635,636	[1,3,4,5,6]
Truck-Lite Co., LLC	Delayed Draw	8.48%	SOFR	475	2/13/2031	USD	3,422,663	2,849,218	2,869,936	[1,3,4,5,6]
Truck-Lite Co., LLC	First Lien Term Loan	8.48%	SOFR	475	2/13/2031	USD	31,393,267	30,821,920	31,040,092	[1,3,4,5]
Truck-Lite Co., LLC	Revolver	0.50%			2/13/2031	USD	2,683,542	817	(2,328)	[1,2,3,5]
Truck-Lite Co., LLC	Delayed Draw	1.00%			2/13/2032	USD	7,611,677	(92,561)	(52,260)	[1,2,3,5]
Truck-Lite Co., LLC	Delayed Draw	8.45%	SOFR	475	2/13/2032	USD	891,588	521,156	529,009	[1,3,4,5,6]
Truck-Lite Co., LLC	Delayed Draw	8.48%	SOFR	475	2/13/2032	USD	15,342,224	5,901,977	5,982,140	[1,3,4,5,6]
Truck-Lite Co., LLC	Delayed Draw	8.70%	SOFR	500	2/13/2032	USD	74,487	43,679	43,613	[1,3,4,5,6]
Truck-Lite Co., LLC	First Lien Term Loan	8.48%	SOFR	475	2/13/2032	USD	19,755,884	19,860,708	19,889,116	[1,3,4,5]
Trystar, LLC	Delayed Draw	1.00%			8/6/2031	USD	1,513,777	(12,201)	(1,654)	[1,2,3]
Trystar, LLC	Delayed Draw	8.09%	SOFR	425	8/6/2031	USD	2,590,070	1,284,989	1,305,434	[1,3,4,6]
Trystar, LLC	First Lien Term Loan	8.09%	SOFR	425	8/6/2031	USD	3,398,320	3,369,486	3,394,606	[1,3,4]
Trystar, LLC	Revolver	0.50%			8/6/2031	USD	2,834,016	(22,847)	(3,097)	[1,2,3]
Ubeo, LLC	First Lien Term Loan	9.07%	SOFR	525	7/3/2028	USD	22,487,468	22,174,404	22,301,161	[1,3,4]
Ubeo, LLC	First Lien Term Loan	9.09%	SOFR	525	7/3/2028	USD	1,084,758	1,077,683	1,075,771	[1,3,4]
Ubeo, LLC	Revolver	8.97%	SOFR	525	7/3/2028	USD	2,319,369	730,601	722,982	[1,3,4,6]
UFT Buyer LLC	Delayed Draw	1.00%			12/4/2032	USD	1,766,268	(17,469)	(17,663)	[1,2,3]
UFT Buyer LLC	First Lien Term Loan	8.27%	SOFR	450	12/4/2032	USD	4,813,080	4,765,474	4,764,949	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
UFT Buyer LLC	Revolver	0.50%			12/4/2032	USD	662,351	$(6,552)	$(6,623)	[1,2,3]
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw	9.11%	SOFR	525	6/21/2031	USD	18,089,688	4,116,705	4,076,953	[1,3,4,6]
UTAC Group	First Lien Term Loan	7.92%, 2.40% PIK	EURIBOR	600	9/29/2027	EUR	1,323,003	1,606,025	1,531,385	[1,3,4,7,9]
Valence Surface Technologies	Delayed Draw	10.74%	SOFR	700	6/13/2031	USD	452,681	443,124	443,117	[1,3,4]
Valence Surface Technologies	Delayed Draw	10.84%	SOFR	700	6/13/2031	USD	679,022	650,009	658,304	[1,3,4,6]
Valence Surface Technologies	First Lien Term Loan	12.15%, 6.50% PIK	SOFR	825	6/13/2031	USD	3,888,005	3,807,786	3,820,128	[1,3,4,9]
Vessco Midco Holdings, LLC	Delayed Draw	1.00%			7/24/2031	USD	26,626,439	(131,367)	(133,132)	[1,2,3,5]
Vessco Midco Holdings, LLC	Delayed Draw	8.22%	SOFR	450	7/24/2031	USD	13,615,386	9,565,512	9,618,078	[1,3,4,6]
Vessco Midco Holdings, LLC	Delayed Draw	8.22%	SOFR	475	7/24/2031	USD	2,884,617	2,357,895	2,370,193	[1,3,4,6]
Vessco Midco Holdings, LLC	Delayed Draw	8.45%	SOFR	475	7/24/2031	USD	8,466,064	6,921,539	6,956,281	[1,3,4,5,6]
Vessco Midco Holdings, LLC	Delayed Draw	8.81%	SOFR	475	7/24/2031	USD	4,615,383	2,495,434	2,484,615	[1,3,4,6]
Vessco Midco Holdings, LLC	First Lien Term Loan	8.22%	SOFR	475	7/24/2031	USD	8,653,846	8,582,010	8,610,577	[1,3,4]
Vessco Midco Holdings, LLC	First Lien Term Loan	8.22%	SOFR	450	7/24/2031	USD	25,768,039	25,549,406	25,639,199	[1,3,4]
Vessco Midco Holdings, LLC	First Lien Term Loan	8.23%	SOFR	450	7/24/2031	USD	17,678,223	17,591,655	17,589,832	[1,3,4,5]
Vessco Midco Holdings, LLC	Revolver	0.50%			7/24/2031	USD	10,360,483	(79,911)	(51,802)	[1,2,3,5]
VRS Buyer, Inc.	Delayed Draw	1.00%			7/18/2032	USD	1,908,397	(18,491)	(2,085)	[1,2,3]
VRS Buyer, Inc.	Revolver	0.50%			7/18/2032	USD	1,272,265	(11,947)	(1,390)	[1,2,3]
Walter Surface Technologies Inc.	Delayed Draw	8.52%	SOFR	475	3/31/2027	USD	5,916,771	2,472,904	2,510,892	[1,3,4,5,6]
Walter Surface Technologies Inc.	First Lien Term Loan	7.33%	CORRA	475	3/31/2027	CAD	6,353,789	4,676,970	4,612,399	[1,3,4,5,7]
Walter Surface Technologies Inc.	First Lien Term Loan	8.85%	SOFR	475	3/31/2027	USD	6,829,718	6,778,577	6,805,199	[1,3,4,5]
Werner FinCo, Inc.	First Lien Term Loan	9.21%	SOFR	550	6/16/2031	USD	7,023,061	6,925,066	6,910,156	[1,3,4,5]
West Star Aviation Acquisition, LLC	Delayed Draw	8.42%	SOFR	450	5/20/2032	USD	278,169	127,821	130,925	[1,3,4,5,6]
West Star Aviation Acquisition, LLC	First Lien Term Loan	8.22%	SOFR	450	5/20/2032	USD	1,325,940	1,316,638	1,331,244	[1,3,4,5]
West Star Aviation Acquisition, LLC	Revolver	8.22%	SOFR	450	5/20/2032	USD	185,446	54,358	55,634	[1,3,4,5,6]
Zeppelin US Buyer Inc.	Delayed Draw	0.50%			8/2/2032	USD	310,152	(3,011)	(3,437)	[1,2,3,5]
Zeppelin US Buyer Inc.	First Lien Term Loan	8.42%	SOFR	475	8/2/2032	USD	1,013,164	1,003,465	1,001,936	[1,3,4,5]
Zeppelin US Buyer Inc.	Revolver	8.48%	SOFR	475	8/2/2032	USD	159,811	55,564	55,305	[1,3,4,5,6]
Zeus Company LLC	Revolver	0.50%			2/28/2030	USD	2,181,276	(22,100)	(100,652)	[1,2,3,5]
Zeus Company LLC	Delayed Draw	9.17%	SOFR	550	2/28/2031	USD	2,908,367	1,433,532	1,319,982	[1,3,4,5,6]
Zeus Company LLC	First Lien Term Loan	9.17%	SOFR	550	2/28/2031	USD	9,947,193	9,904,128	9,488,194	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Zone Climate Services, Inc.	Delayed Draw	9.82%	SOFR	600	3/9/2028	USD	5,319,283	$1,818,790	$1,879,515	[1,3,4,5,6]
Zone Climate Services, Inc.	Revolver	8.96%	SOFR	575	3/9/2028	USD	1,064,531	1,000,675	1,002,164	[1,3,4,5,6]
								3,152,183,454	3,133,072,248
Materials — 1.8%
Alcrete LLC	Delayed Draw	0.50%			6/10/2030	USD	2,799,000	(46,278)	(44,998)	[1,2,3]
Alcrete LLC	First Lien Term Loan	10.42%	SOFR	675	6/10/2030	USD	5,463,307	5,375,859	5,375,477	[1,3,4]
Alcrete LLC	Revolver	10.42%	SOFR	675	6/10/2030	USD	974,000	289,123	288,717	[1,3,4,6]
Alpine Acquisition Corp.	First Lien Term Loan	9.44%	SOFR	550	11/30/2026	USD	54,091,053	53,836,534	24,881,884	[1,3,4]
Alpine Acquisition Corp.	Revolver	9.44%	SOFR	550	11/30/2026	USD	475,868	379,980	123,012	[1,3,4,6]
Americhem, Inc.	Delayed Draw	1.00%			3/1/2032	USD	5,274,098	(49,800)	(58,545)	[1,2,3,5]
Americhem, Inc.	First Lien Term Loan	8.22%	SOFR	450	3/1/2032	USD	8,032,172	7,958,688	7,943,011	[1,3,4,5]
Americhem, Inc.	Revolver	0.50%			3/1/2032	USD	3,735,819	(33,141)	(41,470)	[1,2,3,5]
AP Adhesives Holdings, LLC	Revolver	0.50%			4/11/2031	USD	702,006	(6,189)	(7,780)	[1,2,3,5]
AP Adhesives Holdings, LLC	Delayed Draw	1.00%			4/12/2032	USD	1,350,983	(12,833)	(14,971)	[1,2,3,5]
AP Adhesives Holdings, LLC	First Lien Term Loan	9.08%	SOFR	475	4/12/2032	USD	4,052,950	4,015,476	4,008,036	[1,3,4,5]
Aurora Plastics, LLC	Delayed Draw	0.50%			8/12/2030	USD	1,046,139	(9,792)	(6,055)	[1,2,3,5]
Aurora Plastics, LLC	First Lien Term Loan	8.55%	SOFR	475	8/12/2030	USD	4,438,432	4,398,601	4,412,744	[1,3,4,5]
Bulab Holdings, Inc.	Delayed Draw	1.00%			7/1/2032	USD	5,214,878	(50,487)	(63,178)	[1,2,3,5]
Bulab Holdings, Inc.	First Lien Term Loan	6.65%	EURIBOR	475	7/1/2032	EUR	3,653,518	4,232,639	4,241,693	[1,3,4,5,7]
Bulab Holdings, Inc.	First Lien Term Loan	8.47%	SOFR	475	7/1/2032	USD	10,035,723	9,941,023	9,914,142	[1,3,4,5]
Bulab Holdings, Inc.	Revolver	0.50%			7/1/2032	USD	5,189,339	(48,539)	(62,869)	[1,2,3,5]
Capripack Debtco PLC	First Lien Term Loan	7.78%, 2.50% PIK	EURIBOR	575	11/23/2029	EUR	11,443,160	13,412,049	13,448,302	[1,3,4,7,9]
CFS Brands, LLC	Revolver	8.87%	SOFR	500	10/2/2029	USD	2,439,024	1,252,033	1,298,148	[1,3,4,5,6]
CFS Brands, LLC	First Lien Term Loan	8.72%	SOFR	500	10/2/2030	USD	17,265,976	16,998,116	17,247,108	[1,3,4,5]
Cold Chain Technologies, LLC	First Lien Term Loan	8.92%	SOFR	575	7/2/2026	USD	5,667,595	5,621,701	5,647,248	[1,3,4,5]
DCG Acquisition Corp.	Delayed Draw	1.00%			6/13/2031	USD	375,940	-	(3,227)	[1,2,3,5]
DCG Acquisition Corp.	Delayed Draw	8.67%	SOFR	500	6/13/2031	USD	8,657,444	6,343,461	6,336,801	[1,3,4,5,6]
DCG Acquisition Corp.	First Lien Term Loan	8.67%	SOFR	500	6/13/2031	USD	47,769,936	47,434,613	47,359,850	[1,3,4,5]
DCG Acquisition Corp.	Revolver	0.50%			6/13/2031	USD	2,333,696	(15,409)	(20,033)	[1,2,3,5]
G-3 Chickadee Purchaser, LLC	First Lien Term Loan	10.02%	SOFR	575	10/31/2031	USD	50,000,000	48,774,950	48,750,000	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
HASA Acquisition, LLC	Delayed Draw	1.00%			1/10/2029	USD	755,279	$(6,581)	$(825)	[1,2,3,5]
HASA Acquisition, LLC	First Lien Term Loan	8.71%	SOFR	475	1/10/2029	USD	4,529,004	4,473,400	4,524,055	[1,3,4,5]
HASA Acquisition, LLC	Revolver	8.71%	SOFR	475	1/10/2029	USD	786,748	297,911	305,972	[1,3,4,5,6]
ID Label Holdings, Inc.	First Lien Term Loan	8.67%	SOFR	500	11/15/2030	USD	3,337,500	3,294,747	3,321,073	[1,3,4,5]
ID Label Holdings, Inc.	Revolver	0.50%			11/15/2030	USD	666,667	(8,151)	(3,281)	[1,2,3,5]
Indigo Buyer, Inc.	Delayed Draw	8.92%	SOFR	525	5/23/2028	USD	24,493,799	8,442,921	8,623,701	[1,3,4,6]
Indigo Buyer, Inc.	First Lien Term Loan	8.92%	SOFR	525	5/23/2028	USD	12,375,312	12,243,691	12,361,789	[1,3,4]
Indigo Buyer, Inc.	First Lien Term Loan	9.09%	SOFR	525	5/23/2028	USD	17,443,188	17,228,230	17,424,126	[1,3,4,5]
Indigo Buyer, Inc.	Revolver	0.50%			5/23/2028	USD	2,000,000	-	(2,186)	[1,2,3,5]
JFL-WD Acquisitionco, Inc.	Delayed Draw	0.50%			12/22/2031	USD	375,290	-	-	[1,2,3]
JFL-WD Acquisitionco, Inc.	First Lien Term Loan	8.44%	SOFR	475	12/22/2031	USD	2,101,624	2,101,624	2,101,624	[1,3,4]
JFL-WD Acquisitionco, Inc.	Revolver	0.50%			12/22/2031	USD	375,290	(26,529)	(26,646)	[1,2,3]
Kano Intermediate, Inc.	Delayed Draw	1.00%			12/17/2030	USD	5,117,846	(58,574)	(57,216)	[1,2,3,5]
Kano Intermediate, Inc.	First Lien Term Loan	8.42%	SOFR	475	12/17/2030	USD	18,841,347	18,637,767	18,630,707	[1,3,4,5]
Kano Intermediate, Inc.	Revolver	0.50%			12/17/2030	USD	1,279,461	(13,266)	(14,304)	[1,2,3,5]
Lubricant Engineers Holding Corp.	Delayed Draw	8.91%	SOFR	525	9/1/2029	USD	774,136	353,381	359,528	[1,3,4,5,6]
Lubricant Engineers Holding Corp.	First Lien Term Loan	9.02%	SOFR	525	9/1/2029	USD	1,964,603	1,947,509	1,962,456	[1,3,4,5]
Lubricant Engineers Holding Corp.	Revolver	0.50%			9/1/2029	USD	266,943	(2,253)	(292)	[1,2,3,5]
Nelipak Holding Company	Delayed Draw	1.00%			3/26/2031	EUR	6,410,573	(83,802)	516,165	[1,2,3,7]
Nelipak Holding Company	Delayed Draw	9.17%	SOFR	550	3/26/2031	USD	3,500,750	2,122,469	2,142,119	[1,3,4,6]
Nelipak Holding Company	First Lien Term Loan	7.52%	EURIBOR	550	3/26/2031	EUR	16,440,250	17,627,964	19,176,106	[1,3,4,7]
Nelipak Holding Company	First Lien Term Loan	9.17%	SOFR	550	3/26/2031	USD	8,955,127	8,846,062	8,887,964	[1,3,4]
Nelipak Holding Company	First Lien Term Loan	9.37%	SOFR	550	3/26/2031	USD	620,800	616,193	616,144	[1,3,4,5]
Nelipak Holding Company	Revolver	7.63%	EURIBOR	550	3/26/2031	EUR	1,196,002	531,130	635,310	[1,3,4,6,7]
Nelipak Holding Company	Revolver	9.23%	SOFR	550	3/26/2031	USD	2,612,500	361,681	372,281	[1,3,4,6]
Nelipak Holding Company	First Lien Term Loan	9.17%	SOFR	550	11/18/2032	USD	1,966,155	1,951,587	1,951,409	[1,3,4,5]
New Star Metals Inc.	First Lien Term Loan	10.17%	SOFR	650	3/14/2030	USD	12,198,198	11,287,244	12,637,149	[1,3,4]
Oliver Packaging, LLC	First Lien Term Loan	9.82%, 1.00% PIK	SOFR	600	7/6/2028	USD	8,976,191	8,895,158	7,748,747	[1,3,4,9]
Oliver Packaging, LLC	Revolver	9.82%, 1.00% PIK	SOFR	600	7/6/2028	USD	1,269,841	374,781	203,977	[1,3,4,6,9]
Olympic Buyer, Inc.	Revolver	8.07%	SOFR	435	6/30/2026	USD	2,352,941	438,814	436,239	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Olympic Buyer, Inc.	First Lien Term Loan	8.07%	SOFR	435	6/30/2028	USD	25,501,138	$25,275,139	$25,473,271	[1,3,4]
Optimum Group	First Lien Term Loan	7.67%	EURIBOR	575	6/16/2028	EUR	12,701,000	13,590,350	14,477,840	[1,3,4,7]
PaperWorks Industries, Inc.	First Lien Term Loan	9.92%	SOFR	625	6/30/2029	USD	12,115,625	11,961,677	11,873,312	[1,3,4]
PLA Buyer, LLC	Delayed Draw	1.00%			11/22/2029	USD	842,866	(35,328)	(10,961)	[1,2,3]
PLA Buyer, LLC	First Lien Term Loan	10.29%	SOFR	650	11/22/2029	USD	5,531,770	5,088,316	5,810,405	[1,3,4]
PLA Buyer, LLC	Revolver	10.79%	SOFR	700	11/22/2029	USD	698,593	297,605	345,873	[1,3,4,6]
Plaskolite PPC Intermediate II LLC	Revolver	10.86%	SOFR	700	2/7/2030	USD	1,355,789	115,347	39,005	[1,4,5,6]
Plaskolite PPC Intermediate II LLC	First Lien Term Loan	10.86%	SOFR	700	5/9/2030	USD	18,134,237	17,686,578	17,238,858	[1,4,5]
Precision Concepts Parent, Inc.	First Lien Term Loan	8.59%	SOFR	475	7/31/2032	USD	647,876	641,514	641,397	[1,3,4,5]
Precision Concepts Parent, Inc.	Revolver	0.50%			7/31/2032	USD	179,986	(1,756)	(1,800)	[1,2,3,5]
Precision Concepts Parent, Inc.	Delayed Draw	8.59%	SOFR	475	8/2/2032	USD	565,083	559,631	559,432	[1,3,4,5]
Precision Concepts Parent, Inc.	First Lien Term Loan	8.57%	SOFR	475	8/2/2032	USD	1,662,545	1,646,638	1,645,919	[1,3,4,5]
Precision Concepts Parent, Inc.	Revolver	8.59%	SOFR	475	8/2/2032	USD	305,905	44,188	44,012	[1,3,4,5,6]
Reagent Chemical & Research, LLC	Revolver	0.50%			4/30/2030	USD	583,000	(8,482)	(8,745)	[1,2,3]
Reagent Chemical & Research, LLC	First Lien Term Loan	9.17%	SOFR	525	4/30/2031	USD	4,605,609	4,532,043	4,536,526	[1,3,4,5]
Rohrer Corporation	First Lien Term Loan	9.11%	SOFR	500	3/15/2027	USD	11,576,565	11,534,206	11,563,914	[1,3,4,5]
SePro Holdings, LLC	Delayed Draw	1.00%			7/26/2030	USD	5,416,667	(47,862)	(46,500)	[1,2,3]
SePro Holdings, LLC	First Lien Term Loan	8.97%	SOFR	525	7/26/2030	USD	37,537,500	37,231,948	37,215,256	[1,3,4]
Sterilex LLC	Delayed Draw	1.00%			9/19/2030	USD	159,070	(1,933)	(2,081)	[1,2,3,5]
Sterilex LLC	First Lien Term Loan	8.95%	SOFR	525	9/19/2030	USD	646,284	638,581	637,831	[1,3,4,5]
Sterilex LLC	Revolver	7.45%	SOFR	375	9/19/2030	USD	1,000	488	486	[1,3,4,5,6]
STS Holding, Inc.	First Lien Term Loan	8.42%	SOFR	475	11/12/2030	USD	22,701,389	22,507,743	22,690,187	[1,3,4]
Sunland Asphalt & Construction, LLC	Delayed Draw	10.32%	SOFR	650	6/16/2028	USD	4,408,594	4,254,541	4,447,814	[1,3,4]
Sunland Asphalt & Construction, LLC	First Lien Term Loan	10.32%	SOFR	650	6/16/2028	USD	10,571,590	10,393,028	10,665,638	[1,3,4]
Tangent Technologies Acquisition, LLC	First Lien Term Loan	8.77%	SOFR	475	11/30/2027	USD	175,722	174,432	175,530	[1,3,4,5]
Tangent Technologies Acquisition, LLC	Second Lien Term Loan	13.01%	SOFR	875	5/30/2028	USD	2,500,000	2,500,000	2,494,537	[1,3,4]
Tilley Chemical Co., Inc.	Delayed Draw	9.82%	SOFR	600	12/31/2026	USD	5,083,795	5,020,215	5,078,240	[1,3,4]
Tilley Chemical Co., Inc.	First Lien Term Loan	9.82%	SOFR	600	12/31/2026	USD	18,892,851	18,656,297	18,872,205	[1,3,4]
Tilley Chemical Co., Inc.	Revolver	0.50%			12/31/2026	USD	1,555,556	-	(1,700)	[1,2,3]
Tilley Chemical Co., Inc.	Revolver	9.82%	SOFR	600	12/31/2026	USD	1,000,000	333,333	332,241	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
V Global Holdings LLC	Revolver	9.62%	SOFR	575	1/2/2029	USD	13,733,272	$12,849,941	$12,200,998	[1,3,4,5,6]
Vantage Specialty Chemicals, Inc.	Revolver	10.04%	SOFR	625	2/28/2029	USD	383,085	33,621	32,711	[1,3,4,6]
Vantage Specialty Chemicals, Inc.	First Lien Term Loan	10.42%, 2.75% PIK	SOFR	675	8/29/2029	USD	4,601,990	4,494,836	4,486,940	[1,3,4,9]
VIB Trade Receivables Designated Activity Company	Revolver	8.67%	SOFR	475	4/23/2029	USD	34,200,630	11,257,284	11,257,022	[1,3,4,6]
W S Connelly Co, Inc.	Delayed Draw	8.42%	SOFR	475	5/24/2030	USD	1,086,315	721,544	735,326	[1,3,4,5,6]
Walex Buyer, LLC	Delayed Draw	1.00%			12/11/2031	USD	4,237,288	(41,976)	(42,373)	[1,2,3,5]
Walex Buyer, LLC	First Lien Term Loan	8.51%	SOFR	475	12/11/2031	USD	9,067,797	8,977,759	8,977,119	[1,3,4,5]
Walex Buyer, LLC	Revolver	0.50%			12/11/2031	USD	1,694,915	(16,789)	(16,949)	[1,2,3,5]
								584,732,183	560,205,674
Real Estate — 1.1%
Associations, Inc.	Delayed Draw	1.00%			7/2/2028	USD	1,412,725	-	(10,567)	[1,2,3]
Associations, Inc.	Delayed Draw	10.63%	SOFR	650	7/2/2028	USD	16,818,155	9,314,114	9,225,092	[1,3,4,6]
Associations, Inc.	Delayed Draw	10.66%	SOFR	650	7/2/2028	USD	4,032,929	1,731,473	1,702,910	[1,3,4,6]
Associations, Inc.	First Lien Term Loan	10.63%	SOFR	650	7/2/2028	USD	6,426,168	6,411,872	6,378,100	[1,3,4]
Associations, Inc.	First Lien Term Loan	10.66%	SOFR	650	7/2/2028	USD	23,298,082	23,287,940	23,123,810	[1,3,4]
Associations, Inc.	Revolver	10.47%	SOFR	676	7/2/2028	USD	1,152,860	1,011,750	1,003,127	[1,3,4,6]
Associations, Inc.	Revolver	10.66%	SOFR	650	7/2/2028	USD	2,084,979	337,396	323,068	[1,3,4,6]
Beta Finco BV	Delayed Draw	0.50%			11/14/2032	EUR	14,835,165	(213,468)	(21,424)	[1,2,3,7]
Beta Finco BV	First Lien Term Loan	6.80%	EURIBOR	475	11/14/2032	EUR	11,868,132	13,620,616	13,773,393	[1,3,4,7]
Castle Management Borrower LLC	Delayed Draw	1.00%			11/3/2029	USD	2,500,000	(49,595)	(50,000)	[1,2,3]
Castle Management Borrower LLC	First Lien Term Loan	9.17%	SOFR	550	11/3/2029	USD	9,929,636	9,734,032	9,731,044	[1,3,4]
Castle Management Borrower LLC	Revolver	0.50%			11/3/2029	USD	13,310	-	(266)	[1,2,3]
Castle Management Borrower LLC	Revolver	9.34%	SOFR	550	11/3/2029	USD	1,250,000	208,999	200,000	[1,3,4,6]
Chirisa Volo LLC	Delayed Draw	9.97%	SOFR	625	12/4/2027	USD	40,390,001	40,194,033	40,386,208	[1,3,4]
COP Village Green Acquisitions, Inc.	Delayed Draw	1.00%			9/26/2030	USD	2,078,814	(23,310)	(22,608)	[1,2,3,5]
COP Village Green Acquisitions, Inc.	First Lien Term Loan	8.42%	SOFR	475	9/26/2030	USD	6,456,589	6,389,278	6,386,372	[1,3,4,5]
COP Village Green Acquisitions, Inc.	Revolver	0.50%			9/26/2030	USD	1,247,289	(12,351)	(13,564)	[1,2,3,5]
CRS TH Holdings Corp	Revolver	0.50%			12/1/2027	USD	3,095,975	(29,485)	(3,383)	[1,2,3]
CRS TH Holdings Corp	Delayed Draw	1.00%			12/1/2028	USD	16,904,025	(126,755)	(18,472)	[1,2,3]
CRS TH Holdings Corp	Revolver	0.50%			12/1/2028	USD	4,237,288	(10,593)	(4,630)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Metropolis Technologies, Inc.	First Lien Term Loan	8.98%	SOFR	525	11/3/2030	USD	4,000,000	$3,958,942	$3,960,000	[1,3,4]
MRI Software, LLC	Delayed Draw	8.42%	SOFR	475	2/10/2027	USD	42,558,335	42,550,093	42,558,335	[1,3,4,5,8]
MRI Software, LLC	First Lien Term Loan	8.42%	SOFR	475	2/10/2027	USD	79,789,062	79,526,893	79,789,062	[1,3,4,8]
MRI Software, LLC	Revolver	0.50%			2/10/2027	USD	3,961,710	(299)	-	[1,2,3,5]
MRI Software, LLC	Revolver	8.42%	SOFR	475	2/10/2027	USD	3,250,789	838,502	842,950	[1,3,4,5,6]
MRI Software, LLC	Revolver	8.44%	SOFR	475	2/10/2027	USD	10,750,000	4,244,478	4,308,736	[1,3,4,6]
MRI Software, LLC	Delayed Draw	1.00%			2/10/2028	USD	1,315,045	(6,307)	-	[1,2,3,5]
MRI Software, LLC	Delayed Draw	8.42%	SOFR	475	2/10/2028	USD	9,608,537	1,265,508	1,310,830	[1,3,4,5,6]
MRI Software, LLC	First Lien Term Loan	8.42%	SOFR	475	2/10/2028	USD	8,991,589	8,991,589	8,991,589	[1,3,4]
MRI Software, LLC	Revolver	0.50%			2/10/2028	USD	199,249	(915)	-	[1,2,3,5]
MRI Software, LLC	Revolver	8.42%	SOFR	475	2/10/2028	USD	1,253,280	72,026	77,627	[1,3,4,5,6]
MRI Software, LLC	Revolver	8.44%	SOFR	475	2/10/2028	USD	909,100	272,730	272,730	[1,3,4,6]
Odevo AB	Delayed Draw	0.50%			12/31/2030	EUR	1,676,210	(18,610)	(18,393)	[1,2,3,5,7]
Royal Property Company	First Lien Term Loan	8.97%	SOFR	525	2/2/2029	USD	19,550,000	19,317,625	19,528,636	[1,3,4]
Sako and Partners Lower Holdings LLC	Delayed Draw	8.17%	SOFR	450	9/15/2028	USD	3,536,597	3,485,083	3,516,129	[1,3,4,5]
Sako and Partners Lower Holdings LLC	First Lien Term Loan	8.17%	SOFR	450	9/15/2028	USD	37,851,210	37,607,575	37,632,140	[1,3,4,5]
Sako and Partners Lower Holdings LLC	Revolver	0.50%			9/15/2028	USD	764,888	(6,370)	(4,427)	[1,2,3,5]
Sako and Partners Lower Holdings LLC	Revolver	8.70%	SOFR	500	9/15/2028	USD	6,097,561	1,532,648	1,550,075	[1,3,4,5,6]
Summit Management Partners Intermediate, LLC	Delayed Draw	8.70%	SOFR	500	10/1/2031	USD	12,116,000	306,715	290,841	[1,3,4,6]
Summit Management Partners Intermediate, LLC	First Lien Term Loan	8.66%	SOFR	500	10/1/2031	USD	21,519,000	21,206,152	21,174,797	[1,3,4]
Summit Management Partners Intermediate, LLC	Revolver	0.50%			10/1/2031	USD	2,423,000	(34,846)	(38,757)	[1,2,3]
								336,885,158	337,831,110
Technology — 24.8%
3Si Security Systems, Inc.	First Lien Term Loan	10.59%	SOFR	650	12/16/2026	USD	9,405,829	9,334,656	9,113,683	[1,3,4]
Abracon Group Holding, LLC	Delayed Draw	1.00%			7/6/2028	USD	2,857,068	-	(1,008,009)	[1,2,3]
Abracon Group Holding, LLC	First Lien Term Loan	10.54%, 4.60% PIK	SOFR	660	7/6/2028	USD	40,640,737	40,229,020	26,302,189	[1,3,4,9]
Abracon Group Holding, LLC	Revolver	10.54%, 4.60% PIK	SOFR	660	7/6/2028	USD	2,718,370	2,666,447	1,759,296	[1,3,4,9]
AC Blackpoint Acquisition, Inc.	Delayed Draw	1.00%			12/31/2030	USD	2,956,521	(34,593)	(14,721)	[1,2,3,5]
AC Blackpoint Acquisition, Inc.	Delayed Draw	8.67%	SOFR	500	12/31/2030	USD	3,942,030	3,238,055	3,262,110	[1,3,4,5,6]
AC Blackpoint Acquisition, Inc.	First Lien Term Loan	8.67%	SOFR	500	12/31/2030	USD	6,389,783	6,320,208	6,358,172	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
AC Blackpoint Acquisition, Inc.	Revolver	0.50%			12/31/2030	USD	985,507	$(10,296)	$(4,886)	1,2,3,5
Accelya Lux Finco S.A.R.L.	First Lien Term Loan	9.21%	SOFR	525	10/3/2032	USD	6,000,000	5,882,414	5,880,000	1,3,4
Acquia, Inc.	First Lien Term Loan	9.30%	SOFR	550	10/30/2026	USD	5,205,828	5,115,701	5,200,139	1,3,4
Acquia, Inc.	Revolver	9.30%	SOFR	550	10/30/2026	USD	302,938	302,872	302,607	1,3,4
Acumatica Holdings, Inc.	First Lien Term Loan	8.42%	SOFR	475	7/28/2032	USD	60,000,000	59,426,302	59,280,364	1,3,4
Acumatica Holdings, Inc.	Revolver	0.50%			7/28/2032	USD	13,330,000	(125,345)	(159,879)	1,2,3
Adelaide Borrower, LLC	Delayed Draw	1.00%			5/8/2030	USD	5,874,422	(101,785)	(27,084)	1,2,3
Adelaide Borrower, LLC	First Lien Term Loan	10.42%, 3.38% PIK	SOFR	675	5/8/2030	USD	26,356,679	25,947,711	26,235,159	1,3,4,9
Adelaide Borrower, LLC	Revolver	9.98%	SOFR	625	5/8/2030	USD	3,705,804	612,871	649,958	1,3,4,6
Adonis Bidco Inc.	Revolver	0.50%			11/25/2031	USD	722,989	(12,684)	(790)	1,2,3,5
Adonis Bidco Inc.	Delayed Draw	9.17%	SOFR	550	2/25/2032	USD	1,907,145	270,898	304,585	1,3,4,5,6
Adonis Bidco Inc.	First Lien Term Loan	9.42%, 3.00% PIK	SOFR	575	2/25/2032	USD	6,485,700	6,320,004	6,429,267	1,3,4,5,6,9
Afiniti, Inc.	Second Lien Term Loan	11.50%, 3.50% PIK	SOFR	750	12/3/2031	USD	14,046,339	13,898,470	12,908,510	1,3,4,5,9
Afiniti, Inc.	First Lien Term Loan	11.50%, 3.50% PIK	SOFR	750	12/3/2037	USD	10,431,067	10,334,523	10,367,569	1,3,4,5,9
AG-Twin Brook Technology	First Lien Term Loan	10.49%, 4.75% PIK	SOFR	650	10/5/2027	USD	25,102,323	24,848,144	24,656,820	1,3,4,5,9
AIDC Intermediate Co2, LLC	First Lien Term Loan	8.97%	SOFR	525	7/22/2027	USD	53,487,500	53,159,216	53,429,050	1,3,4
Alegeus Technologies Holdings Corporation	First Lien Term Loan	10.34%	SOFR	650	11/5/2029	USD	52,490,449	51,383,814	51,069,899	1,3,4
AMI Buyer, Inc.	First Lien Term Loan	8.90%	SOFR	500	10/17/2031	USD	9,532,468	9,407,283	9,369,614	1,3,4
AMI Buyer, Inc.	Revolver	0.50%			10/17/2031	USD	1,393,508	(17,431)	(23,807)	1,2,3
Anaplan, Inc.	First Lien Term Loan	8.32%	SOFR	450	6/21/2029	USD	24,750,625	24,626,872	24,723,578	1,3,4
ANS Midco 3 Limited	First Lien Term Loan	11.09%	SONIA	737	9/8/2027	GBP	12,578,528	17,074,618	16,444,809	1,3,4,7
Appfire Technologies, LLC	Delayed Draw	8.42%	SOFR	475	3/9/2027	USD	6,341,869	4,101,959	4,087,557	1,3,4,6
Appfire Technologies, LLC	First Lien Term Loan	8.42%	SOFR	475	3/9/2027	USD	21,878,579	21,763,738	21,813,147	1,3,4
Appfire Technologies, LLC	Revolver	8.42%	SOFR	475	3/9/2027	USD	980,000	210,000	207,069	1,3,4,6
Appfire Technologies, LLC	Delayed Draw	1.00%			3/9/2028	USD	4,850,000	(14,438)	(14,505)	1,2,3
Appfire Technologies, LLC	First Lien Term Loan	8.42%	SOFR	475	3/9/2028	USD	2,167,413	2,167,379	2,165,045	1,3,4
Apryse Software Corp.	First Lien Term Loan	8.44%	SOFR	475	6/26/2032	USD	143,137,755	141,783,558	141,706,378	1,3,4,8
Apryse Software Corp.	Revolver	0.50%			6/26/2032	USD	11,862,245	(110,017)	(118,622)	1,2,3
Aptean, Inc.	Delayed Draw	8.57%	SOFR	475	1/30/2031	USD	73,995,012	53,818,144	54,189,864	1,3,4,5,6
Aptean, Inc.	First Lien Term Loan	8.57%	SOFR	475	1/30/2031	USD	98,057,994	97,372,301	98,057,994	1,3,4

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Aptean, Inc.	Revolver	0.50%			1/30/2031	USD	268,052	$-	$-	[1,2,3]
Aptean, Inc.	Revolver	8.57%	SOFR	475	1/30/2031	USD	9,617,230	3,673,134	3,736,426	[1,3,4,5,6]
Archduke Buyer, INC.	First Lien Term Loan	9.27%	SOFR	550	12/3/2032	USD	16,757,891	16,591,649	16,590,312	[1,3,4]
Archduke Buyer, INC.	Revolver	0.50%			12/3/2032	USD	684,459	(6,768)	(6,845)	[1,2,3]
Arcoro Holdings Corp.	First Lien Term Loan	9.17%	SOFR	550	3/28/2030	USD	9,903,048	9,749,919	9,722,567	[1,3,4]
Arcoro Holdings Corp.	Revolver	0.50%			3/28/2030	USD	1,956,522	(28,112)	(35,657)	[1,2,3]
Ark Data Centers, LLC	Delayed Draw	8.42%	SOFR	475	11/27/2030	USD	2,967,777	628,753	572,451	[1,3,4,6]
Ark Data Centers, LLC	First Lien Term Loan	8.42%	SOFR	475	11/27/2030	USD	5,032,986	4,946,685	4,846,497	[1,3,4]
Ark Data Centers, LLC	Revolver	8.42%	SOFR	475	11/27/2030	USD	890,400	400,836	382,527	[1,3,4,6]
Arnhem Bidco GMBH	Delayed Draw	6.50%	EURIBOR	450	9/18/2031	EUR	85,566	25,625	26,665	[1,3,4,6,7]
Arnhem Bidco GMBH	First Lien Term Loan	6.52%	EURIBOR	450	9/18/2031	EUR	376,491	440,595	440,781	[1,3,4,7]
Arrow Borrower 2025, Inc.	First Lien Term Loan	7.92%	SOFR	425	10/15/2032	USD	27,324,623	27,191,014	27,188,000	[1,3,4,5]
Arrow Borrower 2025, Inc.	Revolver	0.50%			10/15/2032	USD	3,884,892	(18,841)	(19,424)	[1,2,3,5]
Articulate Global, LLC	Revolver	0.50%			10/24/2032	USD	1,988,356	(9,730)	(2,792)	[1,2,3,5]
Articulate Global, LLC	First Lien Term Loan	7.97%	SOFR	425	10/25/2032	USD	7,383,565	7,347,222	7,373,197	[1,3,4,5]
Artifact Bidco, Inc.	Revolver	0.50%			7/26/2030	USD	16,435	-	-	[1,2,3]
Artifact Bidco, Inc.	Delayed Draw	0.50%			7/26/2031	USD	23,010	114	115	[1,2,3]
Artifact Bidco, Inc.	First Lien Term Loan	7.82%	SOFR	415	7/26/2031	USD	94,011	94,479	94,481	[1,3,4]
ASG II, LLC	Delayed Draw	10.24%	SOFR	625	5/25/2028	USD	4,608,696	4,516,522	4,603,659	[1,3,4]
ASG II, LLC	First Lien Term Loan	10.24%	SOFR	625	5/25/2028	USD	30,724,638	30,426,770	30,691,062	[1,3,4]
ASG III, LLC	Delayed Draw	10.34%	SOFR	650	10/31/2029	USD	1,333,333	1,305,647	1,320,684	[1,3,4]
ASG III, LLC	First Lien Term Loan	10.34%	SOFR	650	10/31/2029	USD	3,166,667	3,109,946	3,090,750	[1,3,4]
ASG III, LLC	Revolver	0.50%			10/31/2029	USD	500,000	(8,056)	(10,737)	[1,2,3]
AuditBoard, Inc.	Delayed Draw	8.24%	SOFR	450	7/12/2031	USD	1,500,000	1,486,545	1,488,750	[1,3,4]
AuditBoard, Inc.	First Lien Term Loan	8.17%	SOFR	450	7/12/2031	USD	3,150,000	3,123,435	3,126,375	[1,3,4]
AuditBoard, Inc.	First Lien Term Loan	8.24%	SOFR	450	7/12/2031	USD	108,317,870	107,512,197	107,505,486	[1,3,4]
AuditBoard, Inc.	Revolver	0.50%			7/12/2031	USD	600,000	(4,795)	(4,500)	[1,2,3]
Azurite Intermediate	Delayed Draw	9.72%	SOFR	600	3/26/2031	USD	3,118,000	3,079,157	3,080,289	[1,3,4]
Azurite Intermediate	First Lien Term Loan	9.72%	SOFR	600	3/26/2031	USD	1,372,000	1,355,056	1,355,406	[1,3,4]
Azurite Intermediate	Revolver	0.50%			3/26/2031	USD	499,000	(5,701)	(6,035)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Azurite Intermediate Holdings, Inc.	Delayed Draw	9.72%	SOFR	600	3/19/2031	USD	7,778,219	$7,682,533	$7,684,144	[1,3,4]
Azurite Intermediate Holdings, Inc.	First Lien Term Loan	9.72%	SOFR	600	3/19/2031	USD	3,422,417	3,380,825	3,381,023	[1,3,4]
Azurite Intermediate Holdings, Inc.	Revolver	0.50%			3/19/2031	USD	1,244,515	(13,987)	(15,052)	[1,2,3]
Badge 21 Midco Holdings LLC	Revolver	0.50%			7/9/2030	USD	2,777,778	(31,515)	(27,778)	[1,2,3]
Badge 21 Midco Holdings LLC	Delayed Draw	1.00%			7/9/2031	USD	6,944,444	(93,640)	(69,444)	[1,2,3]
Badge 21 Midco Holdings LLC	First Lien Term Loan	8.42%	SOFR	475	7/9/2031	USD	15,163,194	14,971,469	15,011,563	[1,3,4]
Badge 21 Midco Holdings LLC	Delayed Draw	1.00%			6/30/2032	USD	1,991,879	(18,541)	(19,919)	[1,2,3]
Badge 21 Midco Holdings LLC	First Lien Term Loan	8.42%	SOFR	475	6/30/2032	USD	25,559,122	25,316,807	25,303,531	[1,3,4]
Badge 21 Midco Holdings LLC	Revolver	10.75%	PRIME	400	6/30/2032	USD	2,523,393	374,125	372,354	[1,3,4,6]
Banker's Toolbox, Inc.	Delayed Draw	1.00%			7/27/2029	USD	1,610,578	(11,779)	(12,079)	[1,2,3,5]
Banker's Toolbox, Inc.	First Lien Term Loan	8.17%	SOFR	450	7/27/2029	USD	1,610,579	1,599,007	1,598,499	[1,3,4,5]
Banyan Software Holdings, LLC	Delayed Draw	9.22%	SOFR	550	12/19/2030	USD	2,315,353	2,294,875	2,312,823	[1,3,4,5]
Banyan Software Holdings, LLC	First Lien Term Loan	9.22%	SOFR	550	12/19/2030	USD	4,316,454	4,278,846	4,311,737	[1,3,4,5]
Banyan Software Holdings, LLC	Revolver	0.50%			12/19/2030	USD	463,532	(3,869)	(507)	[1,2,3,5]
Banyan Software Holdings, LLC	Delayed Draw	9.22%	SOFR	550	1/2/2031	USD	1,871,576	1,854,248	1,869,530	[1,3,4,5]
Baxter Planning Systems, LLC	Delayed Draw	1.00%			5/20/2031	USD	457,909	(6,099)	(5,538)	[1,2,3]
Baxter Planning Systems, LLC	First Lien Term Loan	10.09%, 3.38% PIK	SOFR	625	5/20/2031	USD	2,615,213	2,584,110	2,583,582	[1,3,4,9]
Baxter Planning Systems, LLC	Revolver	0.50%			5/20/2031	USD	451,112	(5,234)	(5,456)	[1,2,3]
Benefit Street Technology	First Lien Term Loan	9.07%	SOFR	525	10/1/2027	USD	24,062,500	23,888,617	24,036,205	[1,3,4,5]
Benefit Street Technology	Revolver	9.07%	SOFR	525	10/1/2027	USD	2,666,667	250,008	247,086	[1,3,4,5,6]
Beta Plus Technologies, Inc.	Revolver	7.94%	SOFR	425	7/1/2027	USD	6,700,000	5,159,000	5,151,678	[1,3,4,6]
Beta Plus Technologies, Inc.	First Lien Term Loan	9.42%	SOFR	575	7/1/2029	USD	48,750,000	46,209,190	48,696,727	[1,3,4]
Bigtime Software, Inc.	First Lien Term Loan	10.15%	SOFR	625	6/30/2028	USD	23,317,241	23,050,512	23,047,197	[1,3,4]
Bigtime Software, Inc.	Revolver	0.50%			6/30/2028	USD	2,327,586	(46,552)	(26,957)	[1,2,3]
BlueCat Networks (USA) Inc.	First Lien Term Loan	9.48%	SOFR	575	8/8/2028	USD	5,300,329	5,242,396	5,294,537	[1,3,4,5]
Bluefin Holding, LLC	First Lien Term Loan	7.98%	SOFR	425	9/12/2029	USD	49,903,846	49,234,526	49,706,293	[1,3,4]
Bluefin Holding, LLC	Revolver	0.50%			9/12/2029	USD	4,208,758	(86,083)	(16,661)	[1,2,3]
Bluesight, Inc.	First Lien Term Loan	9.19%	SOFR	550	7/17/2029	USD	41,200,000	40,587,868	40,582,923	[1,3,4]
Bluesight, Inc.	Revolver	0.50%			7/17/2029	USD	3,700,000	(65,349)	(55,417)	[1,2,3]
Bonterra LLC	Delayed Draw	8.40%	SOFR	475	3/5/2032	USD	10,925,628	10,875,878	10,836,739	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Bonterra LLC	First Lien Term Loan	8.42%	SOFR	475	3/5/2032	USD	96,448,245	$96,073,305	$95,628,078	[1,3,4,5]
Bonterra LLC	Revolver	0.50%			3/5/2032	USD	8,888,889	(39,372)	(88,889)	[1,2,3]
Bonterra LLC	Revolver	8.44%	SOFR	475	3/5/2032	USD	2,036,739	522,025	535,855	[1,3,4,5,6]
Bonterra LLC	Delayed Draw	8.40%	SOFR	475	3/6/2032	USD	424,817	423,903	420,569	[1,3,4]
Bonterra LLC	First Lien Term Loan	8.42%	SOFR	475	3/6/2032	USD	3,919,735	3,911,306	3,880,538	[1,3,4]
Bonterra LLC	Revolver	0.50%			3/6/2032	USD	424,817	(906)	(4,248)	[1,2,3]
Bonterra LLC	Delayed Draw	8.40%	SOFR	475	10/8/2032	USD	85,289,648	21,335,900	21,322,412	[1,3,4,6]
Bottomline Technologies, Inc.	First Lien Term Loan	8.17%	SOFR	450	5/13/2028	USD	9,823,512	9,711,244	9,823,512	[1,3,4]
Bottomline Technologies, Inc.	Revolver	0.50%			5/13/2028	USD	1,008,195	-	-	[1,2,3,5]
Bottomline Technologies, Inc.	First Lien Term Loan	8.17%	SOFR	450	5/13/2029	USD	17,061,859	16,982,952	17,061,858	[1,3,4,5]
Bounteous, Inc.	Delayed Draw	1.00%			8/2/2027	USD	865,733	(20,257)	-	[1,2,3]
Bounteous, Inc.	Delayed Draw	8.47%	SOFR	475	8/2/2027	USD	7,705,453	7,562,331	7,705,453	[1,3,4]
Bounteous, Inc.	First Lien Term Loan	8.47%	SOFR	475	8/2/2027	USD	10,421,375	10,353,026	10,421,375	[1,3,4]
Bounteous, Inc.	Revolver	0.50%			8/2/2027	USD	1,800,000	-	-	[1,2,3]
Bounteous, Inc.	Delayed Draw	0.50%			8/2/2029	USD	9,875,392	(47,367)	-	[1,2,3]
Bounteous, Inc.	Delayed Draw	8.47%	SOFR	475	8/2/2029	USD	3,420,238	3,420,238	3,420,238	[1,3,4]
Bounteous, Inc.	First Lien Term Loan	8.47%	SOFR	475	8/2/2029	USD	4,625,695	4,625,695	4,625,695	[1,3,4]
Bounteous, Inc.	Revolver	0.50%			8/2/2029	USD	3,175,078	(9,073)	-	[1,2,3]
BSP- FL Holdings, Inc.	Delayed Draw	1.00%			12/9/2030	USD	3,540,230	(40,438)	(39,656)	[1,2,3,5]
BSP- FL Holdings, Inc.	First Lien Term Loan	8.42%	SOFR	475	12/9/2030	USD	7,905,776	7,820,569	7,818,300	[1,3,4,5]
BSP- FL Holdings, Inc.	Revolver	8.44%	SOFR	475	12/9/2030	USD	1,194,828	341,692	340,476	[1,3,4,5,6]
BSP- FL Holdings, Inc.	Revolver	8.67%	SOFR	475	12/9/2030	USD	132,759	131,374	131,253	[1,3,4,5]
Bullhorn, Inc.	Delayed Draw	6.88%	EURIBOR	500	9/30/2026	EUR	35,000,000	38,078,436	41,087,969	[1,3,4,7]
Bullhorn, Inc.	First Lien Term Loan	6.88%	EURIBOR	500	9/30/2026	EUR	28,927,500	31,341,113	33,959,206	[1,3,4,7]
Bullhorn, Inc.	Delayed Draw	8.72%	SOFR	500	10/1/2029	USD	37,894,737	34,843,989	34,948,063	[1,3,4,6]
Bullhorn, Inc.	First Lien Term Loan	8.72%	SONIA	500	10/1/2029	GBP	25,000,000	31,262,273	33,660,440	[1,3,4,7]
Bullhorn, Inc.	Revolver	8.72%	SOFR	500	10/1/2029	USD	2,105,263	273,334	278,401	[1,3,4,6]
BusinesSolver.com, Inc.	Delayed Draw	8.17%	SOFR	450	12/1/2027	USD	1,075,869	1,071,067	1,070,489	[1,3,4]
BusinesSolver.com, Inc.	First Lien Term Loan	8.17%	SOFR	450	12/1/2027	USD	12,852,238	12,761,585	12,787,978	[1,3,4]
BusinesSolver.com, Inc.	Delayed Draw	1.00%			12/3/2032	USD	9,023,257	(44,868)	(45,116)	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
BusinesSolver.com, Inc.	First Lien Term Loan	8.42%	SOFR	450	12/3/2032	USD	39,023,684	$38,830,141	$38,828,565	[1,3,4,5]
BusinesSolver.com, Inc.	Revolver	0.50%			12/3/2032	USD	4,030,616	(19,928)	(20,153)	[1,2,3,5]
By Light Professional IT Services LLC	First Lien Term Loan	9.22%	SOFR	550	7/15/2031	USD	29,494,564	29,241,354	29,085,769	[1,3,4]
By Light Professional IT Services LLC	Revolver	0.50%			7/15/2031	USD	2,234,436	(18,806)	(36,548)	[1,2,3]
Caseware International Inc.	First Lien Term Loan	6.51%	EURIBOR	450	6/7/2028	EUR	4,662,832	5,385,729	5,438,784	[1,3,4,7]
Caseware International Inc.	First Lien Term Loan	8.78%	SOFR	450	6/7/2028	USD	21,108,536	20,957,760	20,950,222	[1,3,4]
Caseware International Inc.	Revolver	0.50%			6/7/2028	CAD	2,534,148	(12,823)	26,157	[1,2,3,7]
CB Buyer, Inc.	Delayed Draw	8.92%	SOFR	525	7/1/2031	USD	3,944,423	212,400	229,445	[1,3,4,6]
CB Buyer, Inc.	First Lien Term Loan	8.92%	SOFR	525	7/1/2031	USD	22,662,888	22,472,180	22,558,398	[1,3,4]
CB Buyer, Inc.	Revolver	8.97%	SOFR	525	7/1/2031	USD	2,299,234	128,106	135,657	[1,3,4,6]
CEB Acquisitionco, LLC	First Lien Term Loan	9.32%	SOFR	550	12/21/2027	USD	4,906,250	4,856,946	4,656,578	[1,3,4]
Centegix Intermediate II, LLC	Delayed Draw	1.00%			8/19/2032	USD	3,000,000	(29,241)	(33,978)	[1,2,3]
Centegix Intermediate II, LLC	First Lien Term Loan	6.63%	SOFR	275	8/19/2032	USD	10,200,000	10,101,697	10,084,476	[1,3,4]
Centegix Intermediate II, LLC	Revolver	9.39%	SOFR	550	8/19/2032	USD	1,800,000	1,002,891	999,614	[1,3,4,6]
Certinia, Inc.	Delayed Draw	0.50%			11/28/2033	USD	15,000,000	(74,138)	(75,000)	[1,2,3]
Certinia, Inc.	First Lien Term Loan	8.32%	SOFR	450	11/28/2033	USD	135,000,000	134,330,328	134,325,000	[1,3,4]
CF Newco, Inc.	First Lien Term Loan	9.74%	SOFR	600	12/10/2029	USD	5,151,610	4,804,327	5,116,812	[1,3,4]
CF Newco, Inc.	First Lien Term Loan	9.99%	SOFR	625	12/10/2029	USD	28,821,257	28,465,197	28,461,184	[1,3,4]
CF Newco, Inc.	Revolver	9.74%	SOFR	600	12/10/2029	USD	7,622,127	2,523,641	2,569,062	[1,3,4,6]
Chase Intermediate, LLC	Delayed Draw	8.59%	SOFR	475	10/30/2028	USD	64,595,690	44,896,112	45,906,052	[1,3,4,6]
Chase Intermediate, LLC	Revolver	8.59%	SOFR	475	10/30/2028	USD	2,250,000	1,100,000	1,083,382	[1,3,4,6]
Chime Holdco, LLC	First Lien Term Loan	8.42%	SOFR	475	10/10/2032	USD	2,945,509	2,916,735	2,916,054	[1,3,4]
Chime Holdco, LLC	Revolver	0.50%			10/10/2032	USD	750,469	(7,265)	(7,505)	[1,2,3]
Cleo Communications Holding, LLC	First Lien Term Loan	9.32%	SOFR	550	6/7/2027	USD	12,667,100	12,540,429	12,653,258	[1,3,4]
Cleo Communications Holding, LLC	Revolver	0.50%			6/7/2027	USD	2,140,000	(21,400)	(2,339)	[1,2,3]
Computer Services, Inc.	Delayed Draw	8.17%	SOFR	450	11/15/2031	USD	3,343,303	730,069	729,851	[1,3,4,5,6]
Computer Services, Inc.	First Lien Term Loan	8.17%	SOFR	450	11/15/2031	USD	9,548,003	9,518,488	9,500,263	[1,3,4,5]
Concord Global Acquisition, LLC	Delayed Draw	8.17%	SOFR	450	12/27/2031	USD	3,560,861	821,581	850,716	[1,3,4,5,6]
Concord Global Acquisition, LLC	First Lien Term Loan	8.17%	SOFR	450	12/27/2031	USD	8,189,980	8,116,526	8,181,030	[1,3,4,5]
Concord Global Acquisition, LLC	Revolver	0.50%			12/27/2031	USD	1,424,344	(12,319)	(1,557)	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Consilio Midco Limited	Delayed Draw	0.50%			4/11/2032	USD	8,955,224	$(89,551)	$(44,776)	[1,2,3]
Consilio Midco Limited	First Lien Term Loan	6.77%	EURIBOR	475	4/11/2032	EUR	40,298,507	45,403,656	47,123,064	[1,3,4,7]
Consilio Midco Limited	First Lien Term Loan	8.42%	SOFR	475	4/11/2032	USD	62,238,806	61,662,528	61,927,612	[1,3,4]
Consilio Midco Limited	Revolver	0.50%			4/11/2032	USD	13,432,836	(120,962)	(67,164)	[1,2,3]
Contractual Buyer, LLC	Revolver	9.73%	SOFR	600	10/10/2029	USD	3,000,000	-	(3,278)	[1,3,4,6]
Contractual Buyer, LLC	First Lien Term Loan	9.59%	SOFR	600	10/10/2030	USD	25,856,250	25,365,983	26,086,275	[1,3,4]
Corel Corporation	First Lien Term Loan	8.92%	SOFR	500	7/2/2026	USD	3,868,085	3,744,165	3,652,923	[1,4]
Coreweave Compute Acquisition Co. II, LLC	Delayed Draw	9.67%	SOFR	600	4/16/2030	USD	10,000,001	6,497,522	6,757,041	[1,3,4,6]
Cority Software Inc.	First Lien Term Loan	8.34%	SOFR	450	10/31/2032	USD	2,954,489	2,939,972	2,939,717	[1,3,4,5]
Cority Software Inc.	Revolver	0.50%			10/31/2032	USD	608,370	(2,969)	(3,042)	[1,2,3,5]
Coupa Holdings, LLC	Delayed Draw	1.00%			2/27/2029	USD	4,018,297	-	(4,391)	[1,2,3]
Coupa Holdings, LLC	First Lien Term Loan	9.09%	SOFR	525	2/27/2029	USD	23,969,877	23,493,385	23,943,683	[1,3,4]
Coupa Holdings, LLC	Revolver	0.50%			2/27/2029	USD	3,076,772	-	(3,362)	[1,2,3]
Coupa Holdings, LLC	First Lien Term Loan	9.09%	SOFR	525	2/27/2030	USD	20,472,493	20,472,493	20,450,121	[1,3,4]
Crewline Buyer, Inc.	First Lien Term Loan	10.59%	SOFR	675	11/8/2030	USD	51,850,277	50,842,680	51,405,164	[1,3,4]
Crewline Buyer, Inc.	Revolver	0.50%			11/8/2030	USD	5,222,499	(91,312)	(44,833)	[1,2,3]
Cyara AcquisitionCo, LLC	First Lien Term Loan	9.42%, 2.25% PIK	SOFR	575	6/28/2029	USD	3,023,362	3,001,700	3,020,058	[1,3,4,9]
Cyber U.S. Bidco LLC	Delayed Draw	1.00%			12/30/2032	USD	1,992,308	(19,916)	(19,923)	[1,2,3]
Cyber U.S. Bidco LLC	First Lien Term Loan	8.72%	SOFR	500	12/30/2032	USD	10,160,769	10,059,218	10,059,162	[1,3,4]
Cyber U.S. Bidco LLC	Revolver	0.50%			12/30/2032	USD	478,154	(4,780)	(4,782)	[1,2,3]
Databricks, Inc.	Delayed Draw	1.00%			1/3/2031	USD	12,409,561	(62,025)	(17,280)	[1,2,3]
Databricks, Inc.	First Lien Term Loan	8.27%	SOFR	450	1/3/2031	USD	55,759,175	55,513,522	55,681,533	[1,3,4]
DataLink, LLC	First Lien Term Loan	13.24%	SOFR	725	11/20/2026	USD	5,961,996	5,857,580	851,559	[1,3,4]
DataLink, LLC	Revolver	0.50%			11/20/2026	USD	846,774	-	(725,828)	[1,2,3]
DCert Buyer, Inc.	Second Lien Term Loan	10.72%	SOFR	700	2/24/2029	USD	12,500,000	12,468,769	11,312,500	[1,4]
Delta Bidco GMBH Facility B	First Lien Term Loan	6.51%	EURIBOR	450	12/3/2035	EUR	58,800,000	67,846,607	68,585,028	[1,3,4,7]
Denali Bidco Ltd.	Delayed Draw	0.50%			9/5/2031	GBP	2,782,931	1,707,928	1,682,818	[1,2,3,7]
Denali Bidco Ltd.	First Lien Term Loan	7.02%	EURIBOR	500	9/5/2031	EUR	7,029,128	9,501,587	8,228,959	[1,3,4,7]
Denali Bidco Ltd.	First Lien Term Loan	8.72%	SONIA	500	9/5/2031	GBP	5,343,228	7,222,773	7,174,313	[1,3,4,7]
Diamondback Acquisition, Inc.	Delayed Draw	1.00%			9/24/2032	USD	22,096,679	(108,397)	-	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Diamondback Acquisition, Inc.	First Lien Term Loan	8.22%	SOFR	450	9/24/2032	USD	66,291,723	$65,969,557	$66,291,723	[1,3,4]
Diamondback Acquisition, Inc.	Revolver	8.22%	SOFR	450	9/24/2032	USD	14,731,119	2,731,627	2,765,707	[1,3,4,6]
Diligent Corporation	Delayed Draw	0.50%			8/4/2030	USD	2,745,202	(15,171)	(17,569)	[1,2,3]
Diligent Corporation	First Lien Term Loan	8.82%	SOFR	500	8/4/2030	USD	18,241,356	18,086,539	18,124,612	[1,3,4]
Diligent Corporation	Revolver	8.82%	SOFR	500	8/4/2030	USD	1,763,441	409,380	407,866	[1,3,4,6]
Discovery Buyer, L.P.	Delayed Draw	8.44%	SOFR	475	2/6/2032	USD	30,182,927	18,833,220	18,901,970	[1,3,4,6]
Discovery Buyer, L.P.	First Lien Term Loan	8.64%	SOFR	475	2/6/2032	USD	52,317,073	51,842,922	51,946,343	[1,3,4]
Discovery Buyer, L.P.	Revolver	0.50%			2/6/2032	USD	7,500,000	(65,522)	(53,147)	[1,2,3]
DLRdmv LLC	Delayed Draw	1.00%			5/8/2032	USD	941,176	(8,990)	(9,412)	[1,2,3]
DLRdmv LLC	First Lien Term Loan	9.02%	SOFR	525	5/8/2032	USD	7,058,824	6,992,882	6,988,235	[1,3,4]
DLRdmv LLC	Revolver	0.50%			5/8/2032	USD	941,176	(8,556)	(9,412)	[1,2,3]
DriveCentric Holdings, LLC	Delayed Draw	1.00%			8/15/2031	USD	17,912,273	(172,703)	(179,123)	[1,2,3,5]
DriveCentric Holdings, LLC	First Lien Term Loan	8.17%	SOFR	450	8/15/2031	USD	17,912,273	17,743,090	17,733,150	[1,3,4,5]
DT Intermediate Holdco	Delayed Draw	8.69%	SOFR	500	2/24/2028	USD	8,489,450	2,659,088	2,695,496	[1,3,4,5,6]
DT Intermediate Holdco	Revolver	0.50%			2/22/2030	USD	476,167	(4,680)	(4,762)	[1,2,3,5]
DT1 Midco Corp.	Revolver	0.50%			12/30/2030	USD	465,517	(4,183)	(4,655)	[1,2,3]
DT1 Midco Corp.	Delayed Draw	1.00%			12/30/2031	USD	2,726,133	(25,449)	(28,141)	[1,2,3,5]
DT1 Midco Corp.	Delayed Draw	8.72%	SOFR	500	12/30/2031	USD	3,103,393	(7,577)	(8,899)	[1,3,4,6]
DT1 Midco Corp.	First Lien Term Loan	8.72%	SOFR	500	12/30/2031	USD	8,697,715	8,619,229	8,608,231	[1,3,4,5]
DT1 Midco Corp.	Revolver	0.50%			12/30/2031	USD	1,090,453	(9,437)	(11,256)	[1,2,3,5]
Durare Bidco, LLC	Delayed Draw	0.50%			8/9/2032	USD	1,893,939	(18,409)	(18,939)	[1,2,3]
Durare Bidco, LLC	First Lien Term Loan	8.62%	SOFR	475	8/9/2032	USD	7,196,970	7,127,947	7,125,000	[1,3,4]
Durare Bidco, LLC	Revolver	0.50%			8/9/2032	USD	909,091	(8,583)	(9,091)	[1,2,3]
Eagan Parent, Inc.	Delayed Draw	0.50%			9/8/2032	USD	4,323,870	(21,205)	(26,851)	[1,2,3,5]
Eagan Parent, Inc.	First Lien Term Loan	8.24%	SOFR	450	9/8/2032	USD	4,795,481	4,772,180	4,765,700	[1,3,4,5]
Eagan Parent, Inc.	Revolver	0.50%			9/8/2032	USD	2,306,064	(11,089)	(14,321)	[1,2,3,5]
Easypark Strategy AB	First Lien Term Loan	6.87%	EURIBOR	475	6/12/2028	EUR	22,056,275	25,494,654	25,711,658	[1,3,4,7]
Easypark Strategy AB	Delayed Draw	10.27%	SONIA	630	12/19/2030	GBP	16,121,461	19,939,749	21,554,275	[1,3,4,7]
Easypark Strategy AB	First Lien Term Loan	6.87%	EURIBOR	475	12/19/2030	EUR	41,519,532	42,825,418	48,400,330	[1,3,4,7]
Easypark Strategy AB	First Lien Term Loan	8.37%	SOFR	475	12/19/2030	USD	25,320,696	24,995,073	25,108,387	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Easypark Strategy AB	First Lien Term Loan	8.99%	NIBOR	475	12/19/2030	NOK	130,136,830	$11,357,997	$12,802,149	[1,3,4,7]
Eclipse Buyer, Inc.	Delayed Draw	0.50%			9/6/2031	USD	10,225,332	(92,874)	(30,676)	[1,2,3,5]
Eclipse Buyer, Inc.	First Lien Term Loan	8.18%	SOFR	450	9/6/2031	USD	48,823,367	48,405,115	48,676,896	[1,3,4,5]
Eclipse Buyer, Inc.	Revolver	0.50%			9/6/2031	USD	4,189,944	(34,123)	(12,570)	[1,2,3]
Eclipse Buyer, Inc.	Revolver	1.00%			9/6/2031	USD	8,476	(67)	(25)	[1,2,3,5]
Edmunds GovTech, Inc.	Delayed Draw	8.42%	SOFR	475	2/26/2031	USD	10,701,965	1,445,309	1,618,841	[1,3,4,6]
Edmunds GovTech, Inc.	First Lien Term Loan	8.42%	SOFR	475	2/26/2031	USD	9,192,857	9,046,130	9,182,811	[1,3,4]
Einstein Parent, Inc.	First Lien Term Loan	10.36%	SOFR	650	1/22/2031	USD	53,330,776	52,386,932	53,272,498	[1,3,4,5,8]
Einstein Parent, Inc.	Revolver	0.50%			1/22/2031	USD	5,508,560	(93,221)	(6,020)	[1,2,3,5]
Emburse, Inc.	Delayed Draw	0.50%			5/28/2032	USD	7,072,368	(26,478)	(17,681)	[1,2,3,5]
Emburse, Inc.	First Lien Term Loan	7.92%	SOFR	425	5/28/2032	USD	17,500,000	17,459,029	17,456,250	[1,3,4,5]
Emburse, Inc.	Revolver	0.50%			5/28/2032	USD	7,072,368	(25,412)	(17,681)	[1,2,3,5]
Emergence Mobility Technologies, Inc.	Delayed Draw	0.50%			12/18/2030	USD	3,958,000	(98,576)	(98,950)	[1,2,3]
Emergence Mobility Technologies, Inc.	First Lien Term Loan	12.23%	SOFR	850	12/18/2030	USD	5,937,000	5,789,392	5,788,575	[1,3,4]
Emergence Mobility Technologies, Inc.	Revolver	0.50%			12/18/2030	USD	515,000	(12,778)	(12,875)	[1,2,3]
Empyrean Solutions LLC	Delayed Draw	1.00%			11/26/2031	USD	4,976,959	(46,171)	(17,961)	[1,2,3,5]
Empyrean Solutions LLC	Revolver	0.50%			11/26/2031	USD	1,866,359	(15,934)	(6,735)	[1,2,3,5]
Enverus Holdings, Inc.	Delayed Draw	9.42%	SOFR	551	12/22/2029	USD	35,652	13,009	13,320	[1,3,4,6]
Enverus Holdings, Inc.	First Lien Term Loan	9.42%	SOFR	550	12/22/2029	USD	2,748,797	2,718,671	2,738,489	[1,3,4]
Enverus Holdings, Inc.	Revolver	9.42%	SOFR	550	12/22/2029	USD	204,729	6,669	7,944	[1,3,4,6]
Enverus Holdings, Inc.	Delayed Draw	9.27%	SOFR	550	12/31/2029	USD	1,926,551	1,578,050	1,600,946	[1,3,4,6]
Enverus Holdings, Inc.	First Lien Term Loan	9.42%	SOFR	550	12/31/2029	USD	18,109,050	17,842,155	18,041,141	[1,3,4]
Enverus Holdings, Inc.	Revolver	9.20%	SOFR	550	12/31/2029	USD	2,894,356	1,870,976	1,898,190	[1,3,4,6]
Enverus Holdings, Inc.	Delayed Draw	1.00%			12/18/2032	USD	60,212,315	(225,089)	(225,796)	[1,2,3,5]
Enverus Holdings, Inc.	First Lien Term Loan	8.17%	SOFR	450	12/18/2032	USD	32,949,803	32,826,559	32,826,242	[1,3,4]
Enverus Holdings, Inc.	First Lien Term Loan	8.20%	SOFR	450	12/18/2032	USD	111,936,756	111,518,663	111,516,993	[1,3,4,5]
Enverus Holdings, Inc.	Revolver	0.50%			12/18/2032	USD	14,604,396	(54,495)	(54,766)	[1,2,3,5]
ESG Investments, Inc.	Revolver	8.38%	SOFR	465	9/11/2027	USD	2,142,857	-	(2,342)	[1,3,4,6]
ESG Investments, Inc.	Delayed Draw	8.32%	SOFR	450	3/11/2028	USD	7,903,393	5,334,016	5,403,685	[1,3,4,6]
ESG Investments, Inc.	First Lien Term Loan	8.32%	SOFR	450	3/11/2028	USD	15,333,281	15,182,002	15,316,525	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
ESHA Intermediate, LLC	Delayed Draw	1.00%			12/22/2032	USD	5,181,347	$(51,712)	$(51,813)	[1,2,3]
ESHA Intermediate, LLC	First Lien Term Loan	8.44%	SOFR	475	12/22/2032	USD	26,735,751	26,469,155	26,468,394	[1,3,4]
ESHA Intermediate, LLC	Revolver	0.50%			12/22/2032	USD	3,730,570	(37,162)	(37,306)	[1,2,3]
Espressor Bidco Inc.	Delayed Draw	0.50%			3/25/2032	USD	2,830,865	(40,314)	(42,463)	[1,2,3]
Espressor Bidco Inc.	First Lien Term Loan	9.42%	SOFR	575	3/25/2032	USD	10,379,986	10,237,853	10,224,286	[1,3,4]
Espressor Bidco Inc.	Revolver	0.50%			3/25/2032	USD	1,258,162	(16,969)	(18,872)	[1,2,3]
Expereo USA, Inc.	Delayed Draw	10.22%, 3.50% PIK	SOFR	650	12/13/2030	USD	840,710	270,494	268,702	[1,3,4,5,6,9]
Expereo USA, Inc.	First Lien Term Loan	10.22%, 3.50% PIK	SOFR	650	12/13/2030	USD	3,680,078	3,615,583	3,605,939	[1,3,4,5,6,9]
Expereo USA, Inc.	Revolver	0.50%			12/13/2030	USD	268,370	(2,221)	(2,974)	[1,2,3,5]
Exterro LLC	Delayed Draw	1.00%			6/1/2027	USD	6,057,692	(16,934)	(23,857)	[1,2,3,5]
Exterro LLC	First Lien Term Loan	9.02%	SOFR	525	6/1/2027	USD	18,942,308	18,837,096	18,788,896	[1,3,4,5]
F12 Canada Acquisition INC.	Delayed Draw	1.00%			12/12/2031	CAD	6,050,000	(43,743)	(30,631)	[1,2,3,7]
F12 Canada Acquisition INC.	First Lien Term Loan	6.49%		425	12/12/2031	CAD	7,350,000	5,285,465	5,301,253	[1,3,7]
F12 Canada Acquisition INC.	Revolver	0.50%			12/12/2031	CAD	2,500,000	(17,994)	(12,657)	[1,2,3,7]
Financial-Information-Technologies, LLC	First Lien Term Loan	8.42%	SOFR	475	6/30/2030	USD	13,650,000	13,587,220	13,565,532	[1,3,4]
Financial-Information-Technologies, LLC	Revolver	0.50%			6/30/2030	USD	2,500,000	(11,266)	(15,470)	[1,2,3]
Financial-Information-Technologies, LLC	Delayed Draw	1.00%			12/15/2030	USD	2,640,000	(25,897)	3,000	[1,2,3]
Financial-Information-Technologies, LLC	First Lien Term Loan	8.42%	SOFR	475	12/15/2030	USD	30,123,201	29,769,755	29,936,794	[1,3,4]
Finastra USA, Inc.	First Lien Term Loan	10.97%	SOFR	725	9/13/2029	USD	22,936,245	22,635,121	23,165,607	[1,3,4,5]
Finastra USA, Inc.	Revolver	0.50%			9/13/2029	USD	6,864,661	(137,293)	68,647	[1,2,3]
Finastra USA, Inc.	Revolver	10.97%	SOFR	725	9/13/2029	USD	1,820,183	424,928	444,041	[1,3,4,5,6]
FL Hawk Intermediate Holdings, Inc.	Revolver	0.50%			2/22/2029	USD	34,965	(171)	(175)	[1,2,3,5]
FL Hawk Intermediate Holdings, Inc.	First Lien Term Loan	8.17%	SOFR	450	2/22/2030	USD	4,856,815	4,817,066	4,832,531	[1,3,4,5]
FL Hawk Intermediate Holdings, Inc.	First Lien Term Loan	8.42%	SOFR	450	2/22/2030	USD	4,124	4,104	4,103	[1,3,4,5]
Flexera LLC	First Lien Term Loan	8.44%	SOFR	475	8/15/2032	USD	46,850,503	38,020,436	38,041,075	[1,3,4,5,6]
Flexera Software LLC	First Lien Term Loan	6.44%	EURIBOR	450	8/15/2032	EUR	32,571,420	37,912,260	38,183,090	[1,3,4,5,7]
Flexera Software LLC	First Lien Term Loan	8.35%	SOFR	450	8/15/2032	USD	91,416,047	91,196,140	91,187,507	[1,3,4,5,8]
Flexera Software LLC	Revolver	0.50%			8/15/2032	USD	6,739,236	(15,951)	(16,848)	[1,2,3,5]
Fourth Enterprises LLC	Delayed Draw	1.00%			3/21/2031	USD	4,833,284	(42,608)	(29,422)	[1,2,3,5]
Fourth Enterprises LLC	First Lien Term Loan	8.23%	SOFR	450	3/21/2031	USD	24,919,973	24,694,465	24,768,277	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Fourth Enterprises LLC	Revolver	8.23%	SOFR	450	3/21/2031	USD	2,229,737	$292,489	$298,590	[1,3,4,5,6]
FQ Buyer, Inc.	Delayed Draw	1.00%			9/30/2032	USD	10,675,872	(104,932)	(106,759)	[1,2,3]
FQ Buyer, Inc.	First Lien Term Loan	8.17%	SOFR	450	9/30/2032	USD	31,057,083	30,753,117	30,746,512	[1,3,4]
FQ Buyer, Inc.	Revolver	0.50%			9/30/2032	USD	5,350,378	(51,952)	(53,503)	[1,2,3]
FSS Buyer LLC	Revolver	0.50%			8/31/2027	USD	1,610,390	-	-	[1,2,3]
FSS Buyer LLC	First Lien Term Loan	8.22%	SOFR	450	8/31/2028	USD	23,965,404	23,741,405	24,205,058	[1,3,4]
Fullsteam Operations LLC	Delayed Draw	1.00%			8/8/2031	USD	24,348,638	(220,946)	(243,487)	[1,2,3,5]
Fullsteam Operations LLC	First Lien Term Loan	9.11%	SOFR	525	8/8/2031	USD	61,045,916	60,494,362	60,435,458	[1,3,4,5]
Fullsteam Operations LLC	Revolver	0.50%			8/8/2031	USD	7,452,387	(69,686)	(74,524)	[1,2,3,5]
Gainsight, Inc.	First Lien Term Loan	9.72% PIK	SOFR	575	7/30/2027	USD	27,155,061	27,036,926	26,827,982	[1,3,4,9]
Gainsight, Inc.	Revolver	0.50%			7/30/2027	USD	2,816,332	-	(33,922)	[1,2,3]
Gainsight, Inc.	First Lien Term Loan	9.72%	SOFR	575	4/1/2031	USD	4,748,625	4,727,166	4,691,428	[1,3,4]
GHP-VGS Purchaser LLC	Delayed Draw	1.00%			4/30/2032	USD	846,845	(8,076)	(9,385)	[1,2,3,5]
GHP-VGS Purchaser LLC	First Lien Term Loan	8.59%	SOFR	475	4/30/2032	USD	1,812,249	1,795,391	1,792,166	[1,3,4,5]
GHP-VGS Purchaser LLC	Revolver	0.50%			4/30/2032	USD	261,058	(2,365)	(2,893)	[1,2,3,5]
Gigamon, Inc.	First Lien Term Loan	9.78%	SOFR	575	3/9/2029	USD	11,402	11,239	11,389	[1,3,4]
GNX HBS Parent, LLC	Delayed Draw	1.00%			10/1/2031	USD	1,973,538	(19,332)	(19,735)	[1,2,3]
GNX HBS Parent, LLC	First Lien Term Loan	8.42%	SOFR	475	10/1/2031	USD	1,737,830	1,720,998	1,720,452	[1,3,4]
GNX HBS Parent, LLC	Revolver	0.50%			10/1/2031	USD	855,798	(8,204)	(8,558)	[1,2,3]
GovBrands Intermediate, Inc.	Delayed Draw	9.32%	SOFR	550	8/4/2027	USD	1,206,054	1,201,099	1,186,304	[1,3,4]
GovBrands Intermediate, Inc.	First Lien Term Loan	9.32%	SOFR	550	8/4/2027	USD	6,310,700	6,247,593	6,207,356	[1,3,4]
GovBrands Intermediate, Inc.	Revolver	9.32%	SOFR	550	8/4/2027	USD	671,545	156,694	145,697	[1,3,4,6]
GovCIO Buyer Company	First Lien Term Loan	8.92%	SOFR	525	7/9/2031	USD	2,895,753	2,854,207	2,858,609	[1,3,4]
GovDelivery Holdings, LLC	Delayed Draw	9.09%, 2.25% PIK	SOFR	525	1/17/2030	USD	9,127,190	7,860,303	7,840,093	[1,3,4,6,9]
GovDelivery Holdings, LLC	Delayed Draw	7.04%	SOFR	300	1/17/2031	USD	617,577	321,228	317,966	[1,3,4,5,6]
GovDelivery Holdings, LLC	Delayed Draw	9.09%, 2.25% PIK	SOFR	525	1/17/2031	USD	20,306,747	20,164,181	20,099,619	[1,3,4,5,6,9]
GovDelivery Holdings, LLC	First Lien Term Loan	9.09%, 2.25% PIK	SOFR	525	1/17/2031	USD	1,647,736	1,647,736	1,630,928	[1,3,4,5,9]
GovDelivery Holdings, LLC	First Lien Term Loan	9.59%, 2.25% PIK	SOFR	575	1/17/2031	USD	70,268,477	69,741,423	69,551,739	[1,3,4,5,9]
GovDelivery Holdings, LLC	Revolver	11.00%	PRIME	425	1/17/2031	USD	12,730,780	1,473,873	1,433,087	[1,3,4,5,6]
GovDelivery Holdings, LLC	Revolver	11.75%	PRIME	750	1/17/2031	USD	666,609	206,266	203,848	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
GS Acquisitionco, Inc.	First Lien Term Loan	8.92%	SOFR	525	5/25/2026	USD	8,018,042	$7,992,679	$8,018,042	[1,3,4]
GS Acquisitionco, Inc.	Revolver	0.50%			5/30/2026	USD	690,589	-	-	[1,2,3]
GS Acquisitionco, Inc.	Delayed Draw	8.92%	SOFR	525	12/2/2026	USD	1,383,235	300,009	305,235	[1,3,4,6]
GS Acquisitionco, Inc.	Revolver	8.92%	SOFR	525	12/2/2026	USD	1,050,000	650,925	653,806	[1,3,4,6]
GS Acquisitionco, Inc.	Delayed Draw	0.50%			5/25/2028	USD	817,626	(2,044)	-	[1,2,3,5]
GS Acquisitionco, Inc.	Delayed Draw	8.92%	SOFR	525	5/25/2028	USD	228,905	84,764	85,311	[1,3,4,5,6]
GS Acquisitionco, Inc.	First Lien Term Loan	8.92%	SOFR	525	5/25/2028	USD	42,521,009	42,430,959	42,521,009	[1,3,4,5]
GS Acquisitionco, Inc.	Revolver	8.92%	SOFR	525	5/25/2028	USD	160,984	53,313	53,661	[1,3,4,5,6]
GS Acquisitionco, Inc.	Delayed Draw	8.92%	SOFR	525	5/28/2028	USD	5,899,160	182,764	209,160	[1,3,4,6]
Guava Buyer LLC	Revolver	9.34%	SOFR	550	8/12/2030	USD	4,777,070	1,949,308	1,935,925	[1,3,4,6]
Guava Buyer LLC	Delayed Draw	9.20%	SOFR	550	8/12/2032	USD	4,771,815	2,004,248	1,994,477	[1,3,4,6]
Guava Buyer LLC	First Lien Term Loan	9.34%	SOFR	550	8/12/2032	USD	40,445,860	39,668,014	39,579,793	[1,3,4]
GuidePoint Security Holdings, LLC	First Lien Term Loan	8.97%	SOFR	525	10/2/2029	USD	658,616	652,331	652,030	[1,3,4,5]
GuidePoint Security Holdings, LLC	Revolver	0.50%			10/2/2029	USD	178,320	(1,681)	(1,783)	[1,2,3,5]
Heavy Construction Systems Specialist, LLC	First Lien Term Loan	8.42%	SOFR	475	11/16/2028	USD	29,450,000	29,233,412	29,564,906	[1,3,4]
Help Systems Holdings, Inc.	First Lien Term Loan	9.97%	SOFR	600	11/19/2026	USD	6,787,419	6,736,569	6,506,216	[1,4]
Help Systems Holdings, Inc.	Second Lien Term Loan	12.97%, 9.00% PIK	SOFR	900	11/19/2027	USD	10,000,000	10,000,019	7,177,243	[1,4,9]
Higher Logic, LLC	First Lien Term Loan	8.91%	SOFR	525	1/10/2029	USD	8,369,105	8,301,842	8,359,959	[1,3,4,5]
Higher Logic, LLC	Revolver	0.50%			1/10/2029	USD	700,930	(5,407)	(766)	[1,2,3,5]
Homecare Software Solutions LLC	Delayed Draw	9.28%, 2.93% PIK	SOFR	555	6/14/2031	USD	189,691	188,573	187,984	[1,3,4,9]
Homecare Software Solutions LLC	First Lien Term Loan	9.28%, 2.93% PIK	SOFR	555	6/14/2031	USD	8,285,718	8,218,327	8,211,147	[1,3,4,9]
Hyland Software, Inc.	Revolver	0.50%			9/19/2029	USD	2,262,444	(33,936)	(2,472)	[1,2,3]
Hyland Software, Inc.	First Lien Term Loan	8.67%	SOFR	500	9/19/2030	USD	46,902,149	46,198,617	46,968,023	[1,3,4]
Hyphen Solutions, LLC	Delayed Draw	0.50%			8/6/2032	USD	4,361,186	(21,226)	(15,221)	[1,2,3,5]
Hyphen Solutions, LLC	First Lien Term Loan	8.22%	SOFR	450	8/6/2032	USD	23,550,404	23,437,348	23,468,209	[1,3,4,5]
Hyphen Solutions, LLC	Revolver	0.50%			8/6/2032	USD	1,714,286	(8,088)	(5,983)	[1,2,3]
Hyphen Solutions, LLC	Revolver	1.00%			8/6/2032	USD	902,426	(4,304)	(3,150)	[1,2,3,5]
Icefall Parent, Inc.	First Lien Term Loan	8.17%	SOFR	450	1/26/2030	USD	7,667,756	7,544,183	7,575,016	[1,3,4]
Icefall Parent, Inc.	Revolver	0.50%			1/26/2030	USD	753,958	(10,281)	(9,119)	[1,2,3]
Imagine Acquisitionco, Inc.	First Lien Term Loan	8.98%	SOFR	500	11/16/2027	USD	6,963,424	6,893,790	6,955,815	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Imagine Acquisitionco, Inc.	Revolver	0.50%			11/16/2027	USD	1,157,556	$-	$(1,265)	[1,2,3]
Infinite Bidco LLC	First Lien Term Loan	10.14%	SOFR	625	3/2/2028	USD	16,517,839	16,266,943	16,469,552	[1,3,4]
InhabitIQ, Inc.	Delayed Draw	1.00%			1/10/2032	USD	4,471,829	(18,061)	22,359	[1,2,3,5]
InhabitIQ, Inc.	First Lien Term Loan	8.22%	SOFR	450	1/10/2032	USD	3,108,993	3,117,977	3,232,148	[1,3,4,5]
InhabitIQ, Inc.	First Lien Term Loan	8.42%	SOFR	450	1/10/2032	USD	455,500	457,772	457,778	[1,3,4]
InhabitIQ, Inc.	Revolver	0.50%			1/10/2032	USD	2,794,893	(10,937)	-	[1,2,3,5]
INTEL 471, Inc.	Delayed Draw	1.00%			9/27/2028	USD	9,687,500	(118,244)	(94,775)	[1,2,3]
INTEL 471, Inc.	First Lien Term Loan	9.09%	SOFR	525	9/27/2028	USD	5,812,500	5,753,594	5,755,635	[1,3,4]
Invicti Intermediate 2, LLC	Revolver	0.50%			11/16/2027	USD	1,090,909	(21,818)	(9,365)	[1,2,3,5]
IQN Holding Corp.	Revolver	8.92%	SOFR	525	5/2/2028	USD	577,540	375,401	370,319	[1,3,4,6]
IQN Holding Corp.	Delayed Draw	0.50%			5/2/2029	USD	1,262,567	-	(11,111)	[1,2,3]
IQN Holding Corp.	Delayed Draw	1.00%			5/2/2029	USD	4,242,424	(39,381)	(37,333)	[1,2,3]
IQN Holding Corp.	Delayed Draw	9.42%, 3.13% PIK	SOFR	575	5/2/2029	USD	5,475,482	5,427,225	5,427,298	[1,3,4,9]
IQN Holding Corp.	First Lien Term Loan	9.42%, 3.13% PIK	SOFR	575	5/2/2029	USD	7,234,951	7,161,098	7,171,283	[1,3,4,9]
Ivanti Software, Inc.	First Lien Term Loan	9.64%	SOFR	575	6/1/2029	USD	956,418	914,318	989,496	[1,4]
IXOPay, Inc.	Delayed Draw	1.00%			2/24/2031	USD	3,475,000	(32,347)	(10,740)	[1,2,3]
IXOPay, Inc.	First Lien Term Loan	8.87%	SOFR	500	2/24/2031	USD	7,470,000	7,403,412	7,446,913	[1,3,4]
IXOPay, Inc.	Revolver	0.50%			2/24/2031	USD	765,000	(6,581)	(2,364)	[1,2,3]
Jams Buyer LLC	Revolver	0.50%			6/2/2031	USD	319,668	(4,339)	(5,139)	[1,2,3,5]
Jams Buyer LLC	Delayed Draw	1.00%			6/2/2032	USD	572,052	(8,236)	(9,197)	[1,2,3,5]
Jams Buyer LLC	First Lien Term Loan	9.17%	SOFR	550	6/2/2032	USD	1,830,568	1,804,723	1,801,139	[1,3,4,5]
Jeppesen Holdings, LLC	First Lien Term Loan	8.59%	SOFR	475	8/31/2032	USD	71,302,817	71,038,661	70,946,303	[1,3,4]
Jeppesen Holdings, LLC	Revolver	0.50%			8/31/2032	USD	3,697,183	(13,630)	(18,486)	[1,2,3]
Jeppesen Holdings, LLC	First Lien Term Loan	8.59%	SOFR	475	10/31/2032	USD	126,879,292	126,223,949	126,235,571	[1,3,4,5]
Jeppesen Holdings, LLC	Revolver	0.50%			10/31/2032	USD	6,370,193	(32,724)	(32,334)	[1,2,3,5]
Jigsaw Bidco AS	First Lien Term Loan	11.39%, 0.45% PIK	NIBOR	725	12/31/2026	NOK	15,922,537	1,717,599	1,531,732	[1,3,4,5,7,9]
Kairos Bidco Limited	Delayed Draw	8.42%	SOFR	475	7/21/2032	USD	12,500,000	12,380,726	12,348,312	[1,3,4]
Kairos Bidco Limited	Revolver	8.42%	SOFR	475	7/21/2032	USD	1,500,000	135,911	131,798	[1,3,4,6]
KANT Bidco Ltd.	Delayed Draw	1.00%			12/29/2032	GBP	15,426,829	9,253,298	9,214,158	[1,2,3,5,7]
KANT Bidco Ltd.	First Lien Term Loan	8.49%	SONIA	450	12/29/2032	GBP	29,773,780	39,906,369	39,830,809	[1,3,4,5,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
KANT Bidco Ltd.	Revolver	0.50%			12/29/2032	GBP	5,399,391	$3,238,654	$3,224,956	[1,2,3,5,7]
Kattegat Project Bidco AB	First Lien Term Loan	7.52%	EURIBOR	550	3/20/2031	EUR	223,497	260,656	263,973	[1,3,4,7]
Kattegat Project Bidco AB	First Lien Term Loan	9.19%	SOFR	550	3/20/2031	USD	108,408	108,935	108,950	[1,3,4]
Kattegat Project Bidco AB	Revolver	0.50%			3/20/2031	EUR	65,250	365	1,336	[1,2,3,7]
Khoros, LLC	First Lien Term Loan	10.00%	PRIME		5/23/2030	USD	1,889,437	1,889,437	1,887,373	[1,3,4]
KPA Parent Holdings, Inc.	Delayed Draw	1.00%			3/12/2032	USD	2,540,025	(24,071)	(15,510)	[1,2,3,5]
KPA Parent Holdings, Inc.	First Lien Term Loan	8.22%	SOFR	450	3/12/2032	USD	5,280,172	5,232,465	5,247,931	[1,3,4,5]
KPA Parent Holdings, Inc.	Revolver	0.50%			3/12/2032	USD	1,778,017	(15,898)	(10,857)	[1,2,3,5]
Kpler Finance SA	Revolver	10.19%	SOFR	550	7/18/2029	USD	7,777,778	6,904,987	6,874,961	[1,3,4,6]
Kpler Finance SA	Delayed Draw	6.25%	SOFR	256	1/18/2031	USD	5,555,556	1,589,995	1,577,354	[1,3,4,6]
Kpler Finance SA	First Lien Term Loan	10.96%, 3.79% PIK	SOFR	727	1/18/2031	USD	38,888,888	38,358,278	38,263,696	[1,3,4,9]
LabVantage Solutions, Inc.	First Lien Term Loan	9.11%	SOFR	525	12/23/2030	USD	5,825,380	5,749,412	5,813,195	[1,3,4]
LabVantage Solutions, Inc.	Revolver	0.50%			12/23/2030	USD	454,000	(5,699)	(950)	[1,2,3]
LeadsOnline, LLC	First Lien Term Loan	8.16%	SOFR	450	2/7/2028	USD	14,725,640	14,492,659	14,591,871	[1,3,4]
LeadsOnline, LLC	First Lien Term Loan	8.17%	SOFR	450	2/7/2028	USD	1,446,687	1,442,268	1,433,546	[1,3,4]
LeadsOnline, LLC	Revolver	8.50%	SOFR	450	2/7/2028	USD	1,176,470	-	(10,687)	[1,3,4,6]
LeadVenture, Inc.	Delayed Draw	8.42%	SOFR	475	6/23/2032	USD	5,925,926	1,870,432	1,930,730	[1,3,4,6]
LeadVenture, Inc.	First Lien Term Loan	8.42%	SOFR	475	6/23/2032	USD	31,111,111	30,669,396	30,980,774	[1,3,4]
LeadVenture, Inc.	Revolver	9.07%	SOFR	525	6/23/2032	USD	2,962,963	551,383	580,180	[1,3,4,6]
Leantaas Holdings, Inc.	Delayed Draw	11.17%	SOFR	750	7/12/2028	USD	68,170	19,520	19,520	[1,3,4,5,6]
LeaseCrunch LLC	Delayed Draw	8.77%	SOFR	500	5/24/2029	USD	1,458,975	1,439,679	1,464,668	[1,3,4]
LeaseCrunch, LLC	First Lien Term Loan	8.73%	SOFR	500	5/24/2029	USD	2,903,250	2,866,030	2,914,578	[1,3,4]
LeaseCrunch, LLC	Revolver	0.50%			5/24/2029	USD	735,000	(8,793)	2,868	[1,2,3]
Litera Bidco LLC	First Lien Term Loan	8.72%	SOFR	500	5/29/2026	USD	10,405,531	10,314,490	10,394,160	[1,3,4]
Litera Bidco LLC	Delayed Draw	1.00%			5/1/2028	USD	4,598,006	-	(5,025)	[1,2,3,5]
Litera Bidco LLC	Delayed Draw	8.72%	SOFR	500	5/1/2028	USD	11,485,440	10,530,809	10,544,579	[1,3,4,5,6]
Litera Bidco LLC	First Lien Term Loan	8.72%	SOFR	500	5/1/2028	USD	16,586,269	16,456,245	16,568,144	[1,3,4,5]
Litera Bidco LLC	Revolver	0.50%			5/1/2028	USD	341,799	(1,020)	(374)	[1,2,3,5]
Lobos Parent, Inc.	Revolver	0.50%			9/26/2031	USD	5,892,055	(42,786)	(15,075)	[1,2,3,5]
Lobos Parent, Inc.	Delayed Draw	0.50%			9/27/2032	USD	8,126,973	(60,127)	(6,333)	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
LogRhythm, Inc.	First Lien Term Loan	11.34%	SOFR	750	7/2/2029	USD	16,769,254	$16,384,273	$16,231,759	[1,3,4]
LogRhythm, Inc.	Revolver	0.50%			7/2/2029	USD	1,676,925	(35,536)	(53,750)	[1,2,3]
LR Orion Bidco Limited	Revolver	0.50%			5/18/2031	GBP	8,602,151	5,032,301	5,170,904	[1,2,3,7]
LR Orion Bidco Limited	Delayed Draw	1.00%			11/18/2031	USD	13,824,490	(59,674)	74,654	[1,2,3]
LR Orion Bidco Limited	First Lien Term Loan	9.07%	SOFR	475	11/18/2031	USD	87,938,962	87,149,959	87,992,197	[1,3,4]
Lytx, Inc.	First Lien Term Loan	8.83%	SOFR	500	2/28/2028	USD	30,750,000	30,328,631	30,750,000	[1,3,4]
Mandolin Technology Intermediate Holdings, Inc.	Second Lien Term Loan	10.50%, 6.50% PIK	SOFR	650	7/30/2029	USD	21,527,171	21,392,171	14,625,022	[1,4,9]
ManTech International Corporation	Revolver	0.50%			9/14/2028	USD	4,196,489	-	(7,370)	[1,2,3]
ManTech International Corporation	Delayed Draw	1.00%			9/14/2029	USD	8,004,837	-	(9,416)	[1,2,3]
ManTech International Corporation	First Lien Term Loan	8.84%	SOFR	500	9/14/2029	USD	34,251,994	33,750,355	34,190,697	[1,3,4]
Marlin DTC-LS Midco 2, LLC	First Lien Term Loan	10.32%	SOFR	650	7/1/2026	USD	20,513,651	20,470,444	20,479,453	[1,3,4]
Maverick Bidco, Inc.	Delayed Draw	1.00%			12/2/2031	USD	4,558,487	(20,340)	(20,470)	[1,2,3,5]
Maverick Bidco, Inc.	First Lien Term Loan	8.48%	SOFR	475	12/2/2031	USD	10,321,101	10,305,689	10,305,619	[1,3,4,5]
Maverick Bidco, Inc.	First Lien Term Loan	8.54%	SOFR	475	12/2/2031	USD	80,848,624	80,447,823	80,444,381	[1,3,4,5]
Maverick Bidco, Inc.	Revolver	0.50%			12/2/2031	USD	1,444,954	(5,746)	(5,780)	[1,2,3,5]
Maverick Bidco, Inc.	Revolver	10.25%	PRIME	350	12/2/2031	USD	2,201,835	1,395,594	1,395,459	[1,3,4,6]
Mercury Bidco LLC	Revolver	0.50%			5/31/2029	USD	3,061,224	(71,429)	(25,037)	[1,2,3]
Mercury Bidco LLC	First Lien Term Loan	9.42%	SOFR	575	5/31/2030	USD	28,466,199	27,923,166	28,299,637	[1,3,4]
Merit Software Finance Holdings, LLC	Revolver	0.50%			12/30/2031	USD	214,133	(2,141)	(2,141)	[1,2,3,5]
Merit Software Finance Holdings, LLC	Delayed Draw	1.00%			12/30/2032	USD	854,511	(8,545)	(8,545)	[1,2,3,5]
Merit Software Finance Holdings, LLC	First Lien Term Loan	8.94%	SOFR	525	12/30/2032	USD	1,105,838	1,094,780	1,094,780	[1,3,4,5]
Metatiedot Bidco Oy	Revolver	7.07%	EURIBOR	500	11/27/2030	EUR	98,166	102,384	115,241	[1,3,4,5,7]
Metatiedot Bidco Oy	Delayed Draw	7.07%	EURIBOR	500	11/27/2031	EUR	151,999	42,939	63,979	[1,3,4,5,6,7]
Metatiedot Bidco Oy	First Lien Term Loan	7.07%	EURIBOR	500	11/27/2031	EUR	481,352	498,813	565,079	[1,3,4,5,7]
Metatiedot Bidco Oy	First Lien Term Loan	8.82%	SOFR	500	11/27/2031	USD	360,559	355,768	360,165	[1,3,4,5]
MGT Impact Holdings, LLC	Revolver	10.75%	PRIME	400	4/10/2028	USD	2,700,000	2,300,664	2,318,428	[1,3,4,6]
MGT Impact Holdings, LLC	Delayed Draw	8.72%	SOFR	500	4/10/2029	USD	6,237,173	1,244,608	1,293,896	[1,3,4,6]
MGT Impact Holdings, LLC	First Lien Term Loan	8.68%	SOFR	500	4/10/2029	USD	6,626,269	6,570,175	6,619,028	[1,3,4]
MGT Merger Target, LLC	Revolver	10.75%	PRIME	400	4/10/2028	USD	3,103,448	2,654,069	2,666,195	[1,3,4,6]
MGT Merger Target, LLC	Delayed Draw	8.72%	SOFR	500	4/10/2029	USD	13,111,456	12,854,505	13,097,128	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
MGT Merger Target, LLC	Delayed Draw	8.92%	SOFR	500	4/10/2029	USD	1,383,405	$1,376,471	$1,381,893	[1,3,4]
MGT Merger Target, LLC	First Lien Term Loan	8.72%	SOFR	500	4/10/2029	USD	38,519,481	37,683,417	38,477,388	[1,3,4]
Mindbody, Inc.	First Lien Term Loan	9.99%	SOFR	600	9/30/2027	USD	7,003,041	6,827,245	6,995,389	[1,3,4]
Mindbody, Inc.	Revolver	0.50%			9/30/2027	USD	1,428,571	(3,571)	(1,561)	[1,2,3]
ML Holdco, Inc.	Delayed Draw	0.50%			10/25/2032	USD	5,657,640	(27,986)	(1,143)	[1,2,3,5]
ML Holdco, Inc.	First Lien Term Loan	8.37%	SOFR	450	10/25/2032	USD	3,747,969	3,729,518	3,742,706	[1,3,4,5]
Monotype Imaging Holdings, Inc.	Delayed Draw	8.97%	SOFR	525	2/28/2031	USD	3,439,793	840,144	863,681	[1,3,4,5,6]
Monotype Imaging Holdings, Inc.	First Lien Term Loan	8.97%	SOFR	525	2/28/2031	USD	40,965,517	40,470,229	40,716,147	[1,3,4,5]
Monotype Imaging Holdings, Inc.	Revolver	0.50%			2/28/2031	USD	5,172,414	(57,897)	(31,486)	[1,2,3,5]
Montecristo Buyer, Inc.	Delayed Draw	1.00%			10/17/2032	USD	16,666,665	(164,185)	(166,665)	[1,2,3,5]
Montecristo Buyer, Inc.	First Lien Term Loan	7.97%	SOFR	425	10/17/2032	USD	26,666,667	26,405,761	26,400,000	[1,3,4,5]
Montecristo Buyer, Inc.	Revolver	0.50%			10/17/2032	USD	6,666,667	(64,720)	(66,667)	[1,2,3,5]
Moonlight Parent, Inc.	Delayed Draw	1.00%			9/9/2032	USD	3,066,038	(29,972)	(30,660)	[1,2,3]
Moonlight Parent, Inc.	First Lien Term Loan	8.57%	SOFR	475	9/9/2032	USD	11,344,340	11,234,542	11,230,896	[1,3,4]
Moonlight Parent, Inc.	Revolver	0.50%			9/9/2032	USD	1,839,623	(17,586)	(18,396)	[1,2,3]
Motor Vehicle Software Corporation	Revolver	0.50%			1/6/2031	USD	1,243,544	(7,831)	-	[1,2,3,5]
Motor Vehicle Software Corporation	First Lien Term Loan	8.50%	SOFR	475	1/6/2032	USD	5,803,114	5,764,092	5,919,176	[1,3,4,5]
Mountain Parent, Inc.	Delayed Draw	0.50%			6/27/2031	USD	2,975,411	(12,395)	23,803	[1,2,3,5]
Mountain Parent, Inc.	Delayed Draw	1.00%			6/27/2031	USD	11,655,000	(103,973)	93,240	[1,2,3]
Mountain Parent, Inc.	First Lien Term Loan	8.42%	SOFR	475	6/27/2031	USD	64,413,780	63,940,385	64,929,090	[1,3,4,5]
Mountain Parent, Inc.	Revolver	0.50%			6/27/2031	USD	7,802,883	(57,665)	-	[1,2,3,5]
MyComplianceoffice, Inc.	First Lien Term Loan	11.32%	SOFR	750	12/29/2026	USD	8,638,298	8,586,967	8,621,802	[1,3,4]
Navex Global Holdings Corporation	Revolver	0.50%			10/14/2031	USD	5,843,183	(2,085)	(29,216)	[1,2,3]
Navex Global Holdings Corporation	Delayed Draw	1.00%			10/14/2032	USD	8,839,486	(43,618)	(44,197)	[1,2,3]
Navex Global Holdings Corporation	First Lien Term Loan	8.68%	SOFR	500	10/14/2032	USD	8,351,329	8,310,391	8,309,573	[1,3,4]
Navex TopCo, Inc.	First Lien Term Loan	8.68%	SOFR	500	11/8/2030	USD	17,150,864	16,887,271	17,065,110	[1,3,4,5]
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	8.34%	SOFR	450	6/22/2027	USD	8,045,989	741,819	805,418	[1,3,4,6]
Netwrix Corporation And Concept Searching, Inc.	First Lien Term Loan	8.57%	SOFR	475	6/22/2027	USD	4,364,638	4,338,325	4,359,868	[1,3,4]
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	8.34%	SOFR	450	6/9/2029	USD	8,344,696	(61,772)	47,900	[1,3,4,6]
Netwrix Corporation And Concept Searching, Inc.	First Lien Term Loan	8.57%	SOFR	475	6/9/2029	USD	49,673,063	49,310,449	49,618,781	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Netwrix Corporation And Concept Searching, Inc.	Revolver	0.50%			6/9/2029	USD	2,870,000	$-	$(3,136)	[1,2,3]
New Era Merger Sub, Inc.	First Lien Term Loan	10.46%	SOFR	625	6/30/2030	USD	3,716,974	3,716,974	3,712,148	[1,3,4,5]
New Era Merger Sub, Inc.	Revolver	10.09%	SOFR	625	6/30/2030	USD	376,426	376,426	375,937	[1,3,4]
NextPoint NewCo, LLC	Delayed Draw	1.00%			11/19/2031	USD	3,288,390	(32,568)	(32,884)	[1,2,3]
NextPoint NewCo, LLC	First Lien Term Loan	8.47%	SOFR	475	11/19/2031	USD	3,687,570	3,651,235	3,650,694	[1,3,4]
NextPoint NewCo, LLC	Revolver	8.42%	SOFR	475	11/19/2031	USD	612,746	239,087	238,971	[1,3,4,6]
NMN Holdings III Corp.	First Lien Term Loan	7.27%	CORRA	500	7/31/2031	CAD	1,651,592	1,180,908	1,201,943	[1,3,4,5,7]
NMN Holdings III Corp.	First Lien Term Loan	8.47%	SOFR	475	7/31/2031	USD	641,399	635,258	640,698	[1,3,4,5]
North Star Acquisitionco LLC	Delayed Draw	8.22%	SOFR	450	5/3/2029	USD	1,818,259	1,773,794	1,794,621	[1,3,4,5]
North Star Acquisitionco LLC	First Lien Term Loan	8.22%	SOFR	450	5/3/2029	USD	9,850,838	9,728,031	9,722,777	[1,3,4,5]
North Star Acquisitionco LLC	Revolver	0.50%			5/3/2029	USD	2,198,398	-	(28,579)	[1,2,3,5]
OEConnection LLC	Delayed Draw	0.50%			4/22/2031	USD	5,871,036	(24,819)	(29,355)	[1,2,3,5]
OEConnection LLC	Delayed Draw	8.23%	SOFR	450	4/22/2031	USD	12,042,429	11,941,686	11,982,217	[1,3,4,5]
OEConnection LLC	First Lien Term Loan	8.23%	SOFR	450	4/22/2031	USD	69,014,944	68,450,211	68,669,869	[1,3,4,5]
OEConnection LLC	Revolver	0.50%			4/22/2031	USD	8,453,806	(64,509)	(42,269)	[1,2,3,5]
OEConnection LLC	Delayed Draw	1.00%			12/23/2032	USD	19,410,030	(96,930)	(97,050)	[1,2,3]
OEConnection LLC	First Lien Term Loan	8.23%	SOFR	450	12/23/2032	USD	22,189,924	22,079,199	22,078,974	[1,3,4]
OEConnection LLC	First Lien Term Loan	8.42%	SOFR	450	12/23/2032	USD	10,888,223	10,833,828	10,833,782	[1,3,4]
OEConnection LLC	Revolver	0.50%			12/23/2032	USD	5,111,823	(25,502)	(25,559)	[1,2,3]
OLO Parent, Inc.	First Lien Term Loan	8.32%	SOFR	450	9/13/2032	USD	8,470,395	8,429,668	8,417,793	[1,3,4,5]
OLO Parent, Inc.	Revolver	0.50%			9/13/2032	USD	1,997,180	(9,603)	(12,403)	[1,2,3,5]
Omega Systems Intermediate Holdings, Inc.	Delayed Draw	8.42%	SOFR	475	1/15/2031	USD	7,500,000	2,283,941	2,325,844	[1,3,4,6]
Omega Systems Intermediate Holdings, Inc.	First Lien Term Loan	8.42%	SOFR	475	1/15/2031	USD	12,750,000	12,610,355	12,674,934	[1,3,4]
Omega Systems Intermediate Holdings, Inc.	Revolver	8.44%	SOFR	475	1/15/2031	USD	2,250,000	276,304	286,753	[1,3,4,6]
Omnigo Software, LLC	Delayed Draw	0.50%			12/19/2030	USD	44,213	(220)	(221)	[1,2,3,5]
Omnigo Software, LLC	First Lien Term Loan	8.62%	SOFR	500	12/19/2030	USD	618,986	615,908	615,891	[1,3,4,5]
Omnigo Software, LLC	Revolver	0.50%			12/19/2030	USD	57,089	(283)	(285)	[1,2,3,5]
oneZero Financial Systems, LLC	Delayed Draw	8.84%	SOFR	500	10/7/2031	USD	3,510,899	1,148,137	1,168,860	[1,3,4,6]
oneZero Financial Systems, LLC	First Lien Term Loan	8.84%	SOFR	500	10/7/2031	USD	20,038,942	19,864,897	19,976,822	[1,3,4]
oneZero Financial Systems, LLC	Revolver	0.50%			10/7/2031	USD	2,512,019	(20,765)	(7,787)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Onit, Inc.	Delayed Draw	0.50%			1/27/2032	USD	17,361,111	$(162,286)	$(173,611)	[1,2,3]
Onit, Inc.	Delayed Draw	1.00%			1/27/2032	USD	5,688,678	(53,397)	(56,887)	[1,2,3,5]
Onit, Inc.	First Lien Term Loan	8.34%	SOFR	450	1/27/2032	USD	2,715,587	2,702,373	2,702,009	[1,3,4,5]
Onit, Inc.	First Lien Term Loan	8.59%	SOFR	475	1/27/2032	USD	39,351,852	38,997,084	38,958,333	[1,3,4,5]
Onit, Inc.	Revolver	0.50%			1/27/2032	USD	7,683,263	(66,944)	(76,832)	[1,2,3,5]
Onit, Inc.	First Lien Term Loan	8.34%	SOFR	450	9/24/2032	USD	3,287,037	3,271,066	3,270,602	[1,3,4]
Optimizely North America Inc.	First Lien Term Loan	7.15%	EURIBOR	525	10/30/2031	EUR	10,341,546	11,133,397	12,140,374	[1,3,4,5,7]
Optimizely North America Inc.	First Lien Term Loan	8.72%	SOFR	500	10/30/2031	USD	31,976,525	31,696,391	31,622,166	[1,3,4,5]
Optimizely North America Inc.	First Lien Term Loan	9.22%	SONIA	550	10/30/2031	GBP	4,126,830	5,304,782	5,556,437	[1,3,4,5,7]
Optimizely North America Inc.	Revolver	0.50%			10/30/2031	USD	4,701,528	(39,294)	(52,102)	[1,2,3,5]
OSP Hamilton Purchaser, LLC	Delayed Draw	8.42%	SOFR	475	12/28/2029	USD	27,394,996	2,290,931	2,239,766	[1,3,4,6]
OSP Hamilton Purchaser, LLC	Delayed Draw	8.59%	SOFR	475	12/28/2029	USD	36,756,177	36,186,325	36,341,374	[1,3,4]
OSP Hamilton Purchaser, LLC	First Lien Term Loan	8.59%	SOFR	475	12/28/2029	USD	48,033,524	47,343,304	47,491,453	[1,3,4]
OSP Hamilton Purchaser, LLC	Revolver	8.59%	SOFR	475	12/28/2029	USD	11,200,000	4,067,062	4,073,605	[1,3,4,6]
OSP Lakeside Intermediate Holdings 2, LLC	First Lien Term Loan	9.46%	SOFR	550	10/31/2031	USD	15,000,000	14,779,633	14,775,000	[1,3,4]
OSP Lakeside Intermediate Holdings 2, LLC	Revolver	0.50%			10/31/2031	USD	2,590,000	(37,764)	(38,850)	[1,2,3]
P3R Bidco Limited	Delayed Draw	1.00%			11/17/2032	EUR	15,000,000	(43,201)	203,094	[1,2,3,7]
P3R Bidco Limited	First Lien Term Loan	6.81%	EURIBOR	475	11/17/2032	EUR	43,775,100	50,599,645	51,317,032	[1,3,4,7]
P3R Bidco Limited	First Lien Term Loan	8.74%	SONIA	475	11/17/2032	GBP	9,000,000	11,809,846	12,100,687	[1,3,4,7]
P3R Bidco Limited	Revolver	0.50%			11/17/2032	EUR	6,000,000	(17,199)	81,238	[1,2,3,7]
Pamlico Avant Holdings, L.P.	First Lien Term Loan	8.17%	SOFR	450	12/31/2032	USD	12,111,795	11,990,677	11,990,677	[1,3,4]
Pamlico Avant Holdings, L.P.	Revolver	8.17%	SOFR	450	12/31/2032	USD	1,638,204	147,438	147,438	[1,3,4,6]
Park Place Technologies, LLC	Revolver	11.25%	PRIME	425	3/25/2030	USD	4,598,781	1,845,644	1,840,619	[1,3,4,6]
Park Place Technologies, LLC	Delayed Draw	1.00%			3/25/2031	USD	2,934,022	(25,732)	(3,206)	[1,2,3]
PC Dreamscape Opco, Inc.	Delayed Draw	9.42%	SOFR	575	4/25/2028	USD	3,182,566	3,182,566	3,179,088	[1,3,4]
PC Dreamscape Opco, Inc.	First Lien Term Loan	9.42%	SOFR	575	4/25/2028	USD	11,711,842	11,603,051	11,699,044	[1,3,4]
PC Dreamscape Opco, Inc.	Revolver	0.50%			4/25/2028	USD	1,315,789	-	(1,438)	[1,2,3]
PCMI Parent, LLC	First Lien Term Loan	9.21%	SOFR	550	3/14/2032	USD	1,260,029	1,253,824	1,253,729	[1,3,4,5]
PCMI Parent, LLC	Revolver	0.50%			3/14/2032	USD	178,239	(873)	(891)	[1,2,3,5]
PCMI Parent, LLC	First Lien Term Loan	9.21%	SOFR	550	3/15/2032	USD	2,663,114	2,638,657	2,649,798	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
PCMI Parent, LLC	Revolver	0.50%			3/15/2032	USD	528,451	$(4,692)	$(2,642)	[1,2,3,5]
PCS Software, Inc.	First Lien Term Loan	9.82%, 0.50% PIK	SOFR	550	1/1/2026	USD	5,118,659	5,038,436	5,096,704	[1,3,4,9]
PCS Software, Inc.	Revolver	0.50%			1/1/2026	USD	363,714	(1,546)	(1,560)	[1,2,3]
PDDS Holdco, Inc.	First Lien Term Loan	9.72%	SOFR	600	9/30/2031	USD	1,684,246	1,667,907	1,665,925	[1,3,4,5]
PDDS Holdco, Inc.	Revolver	0.50%			9/30/2031	USD	258,628	(2,485)	(2,813)	[1,2,3,5]
PDI TA Holdings, Inc.	Delayed Draw	9.34%	SOFR	550	2/1/2031	USD	2,289,217	2,270,227	2,280,976	[1,3,4]
PDI TA Holdings, Inc.	First Lien Term Loan	9.34%	SOFR	550	2/1/2031	USD	32,179,983	31,965,538	32,064,134	[1,3,4,5]
PDI TA Holdings, Inc.	Revolver	9.34%	SOFR	550	2/1/2031	USD	4,112,908	2,985,462	3,001,327	[1,3,4,5,6]
PDQ.com Corporation	Delayed Draw	8.42%	SOFR	475	8/27/2027	USD	7,117,941	6,930,891	7,082,351	[1,3,4]
PDQ.com Corporation	Delayed Draw	8.61%	SOFR	475	8/27/2027	USD	11,921,850	2,755,781	2,844,431	[1,3,4,6]
PDQ.com Corporation	First Lien Term Loan	8.42%	SOFR	475	8/27/2027	USD	10,390,588	10,258,088	10,338,635	[1,3,4]
PDQ.com Corporation	Revolver	0.50%			8/27/2027	USD	8,343,653	(264,536)	(41,719)	[1,2,3]
PDQ.com Corporation	First Lien Term Loan	8.62%	SOFR	475	10/12/2029	USD	17,974,482	17,497,789	17,884,609	[1,3,4]
PDQ.com Corporation	Delayed Draw	0.50%			10/12/2032	USD	8,000,000	(39,390)	(40,000)	[1,2,3]
PDQ.com Corporation	First Lien Term Loan	8.42%	SOFR	475	10/12/2032	USD	9,000,000	8,955,986	8,955,000	[1,3,4]
PDQ.com Corporation	Revolver	0.50%			10/12/2032	USD	1,390,609	(6,741)	(6,953)	[1,2,3]
Penn TRGRP Holdings, LLC	Delayed Draw	1.00%			9/29/2030	USD	1,230,006	-	(11,808)	[1,2,3]
Penn TRGRP Holdings, LLC	Delayed Draw	11.42%, 6.00% PIK	SOFR	775	9/29/2030	USD	717,143	283,959	277,075	[1,3,4,6,9]
Penn TRGRP Holdings, LLC	First Lien Term Loan	11.42%, 6.00% PIK	SOFR	775	9/29/2030	USD	37,658,573	37,127,901	37,297,049	[1,3,4,9]
Penn TRGRP Holdings, LLC	Revolver	10.72%	SOFR	675	9/29/2030	USD	5,283,134	2,800,062	2,855,005	[1,3,4,6]
Phoenix 1 Buyer Corporation	Revolver	0.50%			11/20/2029	USD	5,051,639	(65,970)	(5,520)	[1,2,3,5]
Phoenix 1 Buyer Corporation	First Lien Term Loan	8.62%	SOFR	475	11/20/2030	USD	21,276,133	20,923,414	21,252,882	[1,3,4,5]
Poseidon IntermediateCo, Inc.	Revolver	0.50%			6/16/2031	USD	295,990	(2,696)	(1,802)	[1,2,3,5]
Poseidon IntermediateCo, Inc.	Delayed Draw	1.00%			6/16/2032	USD	577,089	(5,553)	(3,513)	[1,2,3,5]
Poseidon IntermediateCo, Inc.	First Lien Term Loan	8.23%	SOFR	450	6/16/2032	USD	2,596,901	2,572,418	2,581,093	[1,3,4,5]
PowerGEM Buyer, Inc.	Delayed Draw	8.77%	SOFR	500	11/8/2031	USD	9,956,273	8,364,251	8,442,894	[1,3,4,6]
PowerGEM Buyer, Inc.	First Lien Term Loan	8.32%	SOFR	500	11/8/2031	USD	12,308,126	12,267,501	12,294,676	[1,3,4]
PowerGEM Buyer, Inc.	Revolver	0.50%			11/8/2031	USD	3,500,000	(29,361)	(3,825)	[1,2,3]
ProcessUnity Holdings, LLC	Delayed Draw	10.17%	SOFR	650	9/24/2028	USD	1,000,000	987,500	998,333	[1,3,4]
ProcessUnity Holdings, LLC	First Lien Term Loan	10.17%	SOFR	650	9/24/2028	USD	8,500,000	8,407,466	8,485,830	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
ProcessUnity Holdings, LLC	Revolver	10.17%	SOFR	650	9/24/2028	USD	1,000,000	$600,000	$598,333	[1,3,4,6]
Project Leopard Holdings, Inc.	First Lien Term Loan	9.19%	SOFR	525	7/20/2029	USD	72,623,699	69,673,067	63,331,497	[1,4,10]
Project Pathfinder Borrower, LLC	First Lien Term Loan	8.61%	SOFR	475	1/22/2032	USD	84,787,500	84,015,475	83,791,117	[1,3,4]
Project Pathfinder Borrower, LLC	Revolver	0.50%			1/22/2032	USD	6,666,667	(57,827)	(78,344)	[1,2,3]
Pros Parent, Inc.	First Lien Term Loan	8.49%	SOFR	475	12/9/2032	USD	40,111,459	40,011,819	40,011,180	[1,3,4]
Pros Parent, Inc.	Revolver	0.50%			12/9/2032	USD	4,650,604	(11,523)	(11,627)	[1,2,3]
QBS Parent, Inc.	First Lien Term Loan	8.17%	SOFR	450	11/7/2031	USD	1,897,361	1,888,815	1,890,514	[1,3,4,5]
QBS Parent, Inc.	Revolver	8.17%	SOFR	450	11/7/2031	USD	8,438,048	(6,240)	(1,355)	[1,3,4,5,6]
QBS Parent, Inc.	Delayed Draw	1.00%			6/3/2032	USD	32,841,717	(164,209)	(118,522)	[1,2,3]
QBS Parent, Inc.	First Lien Term Loan	8.17%	SOFR	450	6/3/2032	USD	117,943,806	117,412,920	117,518,161	[1,3,4,5]
QBS Parent, Inc.	Revolver	8.22%	SOFR	450	6/3/2032	USD	8,738,784	1,492,249	1,500,896	[1,3,4,6]
QF Holdings, Inc.	Delayed Draw	8.59%	SOFR	475	12/15/2027	USD	435,307	430,519	433,130	[1,3,4]
QF Holdings, Inc.	Revolver	0.50%			12/15/2027	USD	201,754	-	(1,009)	[1,2,3]
QSR Acquisition Co.	Delayed Draw	0.50%			6/25/2032	USD	10,170,000	(73,497)	(82,487)	[1,2,3]
QSR Acquisition Co.	First Lien Term Loan	7.97%	SOFR	425	6/25/2032	USD	45,760,000	45,435,654	45,388,851	[1,3,4]
QSR Acquisition Co.	Revolver	0.50%			6/25/2032	USD	4,070,000	(28,296)	(33,011)	[1,2,3]
Quest Analytics Inc.	Delayed Draw	0.50%			11/10/2032	USD	38,359,589	(179,797)	(181,524)	[1,2,3,5]
Quest Analytics Inc.	First Lien Term Loan	8.11%	SOFR	425	11/10/2032	USD	86,296,575	85,894,162	85,888,209	[1,3,4,5]
Quest Analytics Inc.	Revolver	0.50%			11/10/2032	USD	15,343,836	(75,174)	(76,719)	[1,2,3,5]
Quest Software US Holdings Inc.	First Lien Term Loan	11.59%, 6.75% PIK	SOFR	775	2/1/2030	USD	17,494,284	7,758,212	7,250,851	[1,3,4,9]
Rally Buyer, Inc.	Delayed Draw	9.97%, 3.50% PIK	SOFR	625	7/19/2028	USD	5,392,369	5,303,138	4,834,363	[1,3,4,9]
Rally Buyer, Inc.	First Lien Term Loan	9.97%, 3.50% PIK	SOFR	625	7/19/2028	USD	22,307,730	21,998,284	19,999,309	[1,3,4,9]
Rally Buyer, Inc.	Revolver	9.61%	SOFR	575	7/19/2028	USD	3,182,180	2,178,321	1,848,908	[1,3,4,6]
Ranger Buyer, Inc.	Revolver	0.50%			11/18/2027	USD	1,923,077	-	(2,102)	[1,2,3]
Ranger Buyer, Inc.	First Lien Term Loan	8.42%	SOFR	475	11/18/2028	USD	24,173,077	23,936,955	24,146,661	[1,3,4]
RCS Technology	First Lien Term Loan	10.68%	SOFR	675	2/28/2026	USD	2,048,903	2,031,000	2,046,664	[1,3,4,5]
Redwood Services Group, LLC	Delayed Draw	8.89%	SOFR	525	6/15/2029	USD	3,861,397	3,827,298	3,822,783	[1,3,4,5]
Redwood Services Group, LLC	Delayed Draw	8.93%	SOFR	525	6/15/2029	USD	96,358,543	84,634,968	84,970,205	[1,3,4,6]
Redwood Services Group, LLC	Delayed Draw	9.04%	SOFR	525	6/15/2029	USD	4,212,641	2,698,241	2,691,512	[1,3,4,5,6]
Redwood Services Group, LLC	First Lien Term Loan	8.93%	SOFR	525	6/15/2029	USD	83,112,402	82,196,908	82,281,277	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Redwood Services Group, LLC	Delayed Draw	8.42%	SOFR	475	6/16/2032	USD	1,039,738	$63,654	$62,126	[1,3,4,5,6]
Redwood Services Group, LLC	First Lien Term Loan	8.42%	SOFR	475	6/16/2032	USD	3,292,504	3,261,443	3,256,017	[1,3,4,5]
Redwood Services Group, LLC	Revolver	0.50%			6/16/2032	USD	447,283	(4,132)	(4,957)	[1,2,3,5]
Revalize, Inc.	Delayed Draw	8.57%	SOFR	475	4/15/2027	USD	24,797,212	24,595,112	22,060,264	[1,3,4]
Revalize, Inc.	Revolver	8.57%	SOFR	475	4/15/2027	USD	681,000	476,700	401,468	[1,3,4,6]
Ridge Trail US Bidco, Inc.	Revolver	8.37%	SOFR	450	3/30/2031	USD	1,968,504	507,267	514,560	[1,3,4,6]
Ridge Trail US Bidco, Inc.	Revolver	8.37%	SOFR	450	3/31/2031	USD	3,350,645	863,009	875,848	[1,3,4,6]
Ridge Trail US Bidco, Inc.	Delayed Draw	0.50%			9/30/2031	USD	15,957,447	(218,868)	(137,287)	[1,2,3]
Ridge Trail US Bidco, Inc.	First Lien Term Loan	8.37%	SOFR	450	9/30/2031	USD	31,444,521	31,034,938	31,173,994	[1,3,4]
Riskonnect Parent, LLC	Delayed Draw	1.00%			12/7/2028	USD	40,000,000	(567,506)	259,957	[1,2,3]
Riskonnect Parent, LLC	Delayed Draw	8.62%	SOFR	475	12/7/2028	USD	50,594,100	49,556,257	50,692,561	[1,3,4]
Riskonnect Parent, LLC	First Lien Term Loan	8.62%	SOFR	475	12/7/2028	USD	56,968,532	56,137,214	57,124,815	[1,3,4]
Riskonnect Parent, LLC	Revolver	8.62%	SOFR	475	12/7/2028	USD	5,140,200	880,258	936,753	[1,3,4,6]
Runway Bidco, LLC	Delayed Draw	0.50%			12/17/2031	USD	12,222,444	(113,289)	(147,827)	[1,2,3,5]
Runway Bidco, LLC	First Lien Term Loan	8.67%	SOFR	500	12/17/2031	USD	48,949,766	48,514,004	48,357,730	[1,3,4,5]
Runway Bidco, LLC	Revolver	0.50%			12/17/2031	USD	6,148,121	(52,511)	(74,360)	[1,2,3,5]
Saab Purchaser, Inc.	Delayed Draw	0.50%			11/12/2031	USD	16,384,026	(160,197)	(163,840)	[1,2,3]
Saab Purchaser, Inc.	Delayed Draw	8.42%	SOFR	475	11/12/2031	USD	9,574,468	9,487,815	9,478,723	[1,3,4]
Saab Purchaser, Inc.	First Lien Term Loan	8.42%	SOFR	475	11/12/2031	USD	52,390,266	51,914,752	51,866,363	[1,3,4]
Saab Purchaser, Inc.	Revolver	0.50%			11/12/2031	USD	6,973,048	(61,159)	(69,730)	[1,2,3]
Safari UK Bidco Limited	Revolver	0.50%			6/19/2031	USD	5,000,000	(49,679)	(50,000)	[1,2,3,5]
Safari UK Bidco Limited	Delayed Draw	7.66%	EURIBOR	575	12/19/2031	EUR	46,432,000	53,829,445	54,022,423	[1,3,4,5,7]
Safari UK Bidco Limited	Delayed Draw	9.45%	SOFR	575	12/19/2031	USD	13,568,000	2,829,752	2,829,320	[1,3,4,5,6]
Safety Borrower Holdings LLC	First Lien Term Loan	8.47%	SOFR	475	9/1/2027	USD	10,065,148	9,981,016	10,065,148	[1,3,4]
Safety Borrower Holdings LLC	Revolver	11.00%	PRIME	425	9/1/2027	USD	61,496	23,061	23,061	[1,3,4,6]
Safety Borrower Holdings LLC	Revolver	12.75%	PRIME	425	9/1/2027	USD	677,966	118,666	118,644	[1,3,4,6]
Saldon Holdings, Inc.	First Lien Term Loan	9.07%	SOFR	525	3/13/2028	USD	777,348	773,683	773,461	[1,3,4,5]
Saldon Holdings, Inc.	Revolver	0.50%			3/13/2028	USD	35,559	(166)	(178)	[1,2,3,5]
Sapphire Software Buyer, Inc.	First Lien Term Loan	8.87%, 3.00% PIK	SOFR	500	9/30/2031	USD	9,242,389	9,163,397	9,130,604	[1,3,4,9]
Sapphire Software Buyer, Inc.	Revolver	0.50%			9/30/2031	USD	1,112,230	(9,164)	(13,452)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Saturn Borrower Inc.	Delayed Draw	0.50%			11/10/2028	USD	2,539,149	$(33,650)	$(9,116)	[1,2,3,5]
Saturn Borrower Inc.	First Lien Term Loan	9.67%	SOFR	600	11/10/2028	USD	6,947,747	6,864,245	6,922,804	[1,3,4,5]
Saturn Borrower Inc.	Revolver	9.67%	SOFR	600	11/10/2028	USD	1,142,617	276,323	285,361	[1,3,4,5,6]
Securonix, Inc.	First Lien Term Loan	10.90%, 3.75% PIK	SOFR	725	4/1/2028	USD	13,202,115	13,033,666	11,835,950	[1,3,4,9]
Securonix, Inc.	Revolver	0.50%			4/1/2028	USD	3,470,548	(164,155)	(359,135)	[1,2,3]
Seismic Software, Inc.	Delayed Draw	8.70%	SOFR	475	10/16/2028	USD	26,057,458	16,892,568	18,035,262	[1,3,4,5,6]
Seismic Software, Inc.	Revolver	8.70%	SOFR	475	10/16/2028	USD	272,390	130,747	135,897	[1,3,4,5,6]
Sensei Holdco, LLC	Delayed Draw	0.50%			5/30/2031	USD	2,602,000	(24,765)	(28,835)	[1,2,3]
Sensei Holdco, LLC	First Lien Term Loan	9.17%	SOFR	550	5/30/2031	USD	8,672,000	8,591,659	8,575,898	[1,3,4]
Sensei Holdco, LLC	Revolver	0.50%			5/30/2031	USD	867,000	(7,836)	(9,608)	[1,2,3]
Sentinel Buyer Corp.	Delayed Draw	0.50%			11/6/2032	USD	6,954,317	(61,769)	(58,919)	[1,2,3]
Sentinel Buyer Corp.	First Lien Term Loan	8.72%	SOFR	500	11/6/2032	USD	83,430,539	82,692,882	82,723,682	[1,3,4]
Serengeti Bidco LLC	Delayed Draw	0.50%			8/29/2032	USD	8,571,429	(106,976)	(118,479)	[1,2,3]
Serengeti Bidco LLC	First Lien Term Loan	8.92%	SOFR	525	8/29/2032	USD	18,571,429	18,347,310	18,314,724	[1,3,4]
Serengeti Bidco LLC	Revolver	0.50%			8/29/2032	USD	2,857,143	(34,032)	(39,493)	[1,2,3]
Severin Acquisition, LLC	Delayed Draw	8.47%, 2.25% PIK	SOFR	475	10/1/2031	USD	13,403,877	2,699,665	2,806,393	[1,3,4,6,9]
Severin Acquisition, LLC	First Lien Term Loan	8.47%, 2.25% PIK	SOFR	475	10/1/2031	USD	64,802,966	64,255,761	64,732,151	[1,3,4,9]
Severin Acquisition, LLC	Revolver	0.50%			10/1/2031	USD	8,031,496	(67,066)	(8,777)	[1,2,3]
Shackleton Bidco, Inc.	Delayed Draw	1.00%			11/5/2032	CAD	39,667,331	(277,952)	495,503	[1,2,3,7]
Shackleton Bidco, Inc.	First Lien Term Loan	6.74%	CORRA	450	11/5/2032	CAD	79,334,661	55,677,271	57,220,832	[1,3,4,7]
Shackleton Bidco, Inc.	Revolver	0.50%			11/5/2032	CAD	9,916,833	(68,718)	123,876	[1,2,3,7]
Skylark UK Debtco Limited	Delayed Draw	1.00%			8/16/2030	GBP	4,207,589	2,076,333	2,413,414	[1,2,3,7]
Skylark UK Debtco Limited	First Lien Term Loan	10.12%	SONIA	566	8/16/2030	GBP	7,573,661	9,625,455	10,225,094	[1,3,4,7]
Skyline BidCo	Delayed Draw	1.00%			5/14/2032	EUR	1,282,759	(27,352)	49,340	[1,2,3,7]
Skyline BidCo	Delayed Draw	7.27%	EURIBOR	525	5/14/2032	EUR	8,017,241	8,786,541	9,261,187	[1,3,4,7]
Sonar Acquisitionco, Inc.	Delayed Draw	8.60%	BBSW	500	10/24/2030	AUD	26,521,758	17,206,108	17,679,530	[1,3,4,7]
Sonar Acquisitionco, Inc.	Delayed Draw	8.73%	SOFR	500	10/24/2030	USD	5,283,019	5,238,030	5,277,246	[1,3,4]
Sonar Acquisitionco, Inc.	First Lien Term Loan	8.60%	BBSW	500	10/24/2030	AUD	22,398,486	14,966,013	14,930,937	[1,3,4,7]
Sonar Acquisitionco, Inc.	Revolver	0.50%			10/24/2030	USD	2,264,151	(18,224)	(2,474)	[1,2,3]
Spaceship Purchaser, Inc.	Delayed Draw	1.00%			10/17/2027	USD	993,095	(9,100)	(1,085)	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Spaceship Purchaser, Inc.	Delayed Draw	1.00%			10/17/2031	USD	413,790	$-	$(452)	[1,2,3,5]
Spaceship Purchaser, Inc.	First Lien Term Loan	8.67%	SOFR	500	10/17/2031	USD	6,934,287	6,873,900	6,926,709	[1,3,4,5]
Spaceship Purchaser, Inc.	Revolver	0.50%			10/17/2031	USD	927,593	(7,704)	(1,014)	[1,2,3,5]
Spark Purchaser, Inc.	Revolver	0.50%			4/1/2030	USD	135,135	(1,927)	(351)	[1,2,3]
Spark Purchaser, Inc.	First Lien Term Loan	9.17%	SOFR	550	4/1/2031	USD	856,216	842,303	853,990	[1,3,4]
SS MSP Holdings, Inc.	Delayed Draw	1.00%			8/20/2030	USD	7,350,427	(81,305)	(99,812)	[1,2,3,5]
SS MSP Holdings, Inc.	First Lien Term Loan	8.42%	SOFR	475	8/20/2030	USD	14,114,199	13,954,115	13,922,540	[1,3,4,5]
Stack Sports Buyer, LLC	Delayed Draw	0.50%			3/31/2031	USD	732,616	(10,309)	(4,486)	[1,2,3]
Stack Sports Buyer, LLC	First Lien Term Loan	12.10%, 3.13% PIK	SOFR	838	3/31/2031	USD	3,296,773	3,252,031	3,249,902	[1,3,4,9]
Stamps.com, Inc.	First Lien Term Loan	9.58%	SOFR	575	10/5/2028	USD	9,700,000	9,569,659	9,326,047	[1,3,4]
SumUp Holdings MidCo S.A.R.L.	Delayed Draw	8.07%	EURIBOR	600	4/25/2031	EUR	51,983,000	36,924,949	41,814,720	[1,3,4,6,7]
Superman Holdings LLC	Delayed Draw	8.17%	SOFR	450	8/29/2031	USD	4,346,965	4,327,900	4,342,215	[1,3,4]
Superman Holdings LLC	First Lien Term Loan	8.17%	SOFR	450	8/29/2031	USD	10,518,349	10,473,397	10,506,855	[1,3,4]
Superman Holdings LLC	Revolver	0.50%			8/29/2031	USD	1,934,236	(7,853)	(2,114)	[1,2,3]
Syndigo LLC	First Lien Term Loan	8.82%	SOFR	500	9/2/2032	USD	10,315,166	10,229,142	10,309,197	[1,3,4]
Syndigo LLC	Revolver	0.50%			9/2/2032	USD	1,184,834	(11,294)	(686)	[1,2,3]
Syntax Systems Ltd	First Lien Term Loan	8.82%	SOFR	500	10/29/2028	USD	2,529,705	2,516,314	2,501,670	[1,3,4]
Syntax Systems Ltd.	First Lien Term Loan	8.78%	SOFR	500	10/29/2028	USD	1,245,658	1,236,447	1,231,853	[1,3,4]
Syntax Systems Ltd.	First Lien Term Loan	8.82%	SOFR	500	10/29/2028	USD	29,044,601	28,753,434	28,722,732	[1,3,4]
TA Polaris Buyer, Inc.	Delayed Draw	1.00%			12/12/2032	USD	6,756,757	(33,599)	(33,784)	[1,2,3]
TA Polaris Buyer, Inc.	First Lien Term Loan	8.23%	SOFR	450	12/12/2032	USD	16,216,216	16,135,598	16,135,135	[1,3,4]
TA Polaris Buyer, Inc.	Revolver	0.50%			12/12/2032	USD	2,027,027	(10,057)	(10,135)	[1,2,3]
Tamarack Intermediate, LLC	Delayed Draw	8.65%	SOFR	500	3/13/2028	USD	8,442,233	8,210,306	8,347,831	[1,2,3,4]
Tamarack Intermediate, LLC	Delayed Draw	8.67%	SOFR	500	3/13/2028	USD	14,393,698	4,100,604	4,072,487	[1,3,4,6]
Tamarack Intermediate, LLC	First Lien Term Loan	8.67%	SOFR	500	3/13/2028	USD	28,330,628	28,075,261	28,184,725	[1,3,4]
Tamarack Intermediate, LLC	Revolver	0.50%			3/13/2028	USD	5,728,124	(10,368)	(21,143)	[1,2,3]
Tamarack Intermediate, LLC	First Lien Term Loan	8.67%	SOFR	500	6/10/2030	USD	1,769,285	1,756,427	1,762,755	[1,3,4]
Tango Bidco SAS	Delayed Draw	0.50%			10/17/2031	EUR	3,833,032	(59,909)	382,154	[1,2,3,7]
Tango Bidco SAS	Delayed Draw	10.10%	EURIBOR	803	10/17/2031	EUR	525,207	558,553	616,255	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Tau Buyer, LLC	Delayed Draw	8.42%	SOFR	475	1/31/2032	USD	20,476,274	$13,325,412	$13,309,578	[1,3,4,5,6]
Tau Buyer, LLC	First Lien Term Loan	8.42%	SOFR	475	1/31/2032	USD	58,869,286	58,337,763	58,280,593	[1,3,4,5]
Tau Buyer, LLC	Revolver	8.42%	SOFR	475	1/31/2032	USD	7,678,602	1,161,548	1,151,791	[1,3,4,5,6]
TCP Hawker Intermediate LLC	Delayed Draw	1.00%			8/30/2029	USD	1,695,721	(15,021)	(1,853)	[1,2,3,5]
TCP Hawker Intermediate LLC	First Lien Term Loan	8.67%	SOFR	500	8/30/2029	USD	388,040	384,907	387,616	[1,3,4,5]
TCP Hawker Intermediate LLC	Revolver	0.50%			8/30/2029	USD	435	(3)	-	[1,2,3,5]
TCP Hawker Intermediate LLC	Revolver	7.42%	SOFR	375	8/30/2029	USD	565	560	564	[1,3,4,5]
Three Rivers Buyer, Inc.	First Lien Term Loan	8.60%	SOFR	475	11/3/2031	USD	703,677	695,057	697,039	[1,3,4,5]
Three Rivers Buyer, Inc.	Revolver	0.50%			11/3/2031	USD	231,346	(2,815)	(2,182)	[1,2,3,5]
Thunder Purchase, Inc.	Revolver	0.50%			6/30/2027	USD	1,959,812	(2,984)	(2,142)	[1,2,3,5]
Thunder Purchase, Inc.	Delayed Draw	9.07%	SOFR	525	6/30/2028	USD	2,934,635	2,173,956	2,193,619	[1,3,4,5,6]
Thunder Purchaser, Inc.	First Lien Term Loan	9.07%	SOFR	525	6/30/2028	USD	1,230,223	1,221,220	1,228,878	[1,3,4,5]
TigerConnect, Inc.	First Lien Term Loan	10.75%, 3.38% PIK	SOFR	675	2/16/2028	USD	13,125,000	12,935,981	12,911,076	[1,3,4,9]
TigerConnect, Inc.	Revolver	0.50%			2/16/2028	USD	1,875,000	(42,188)	(30,561)	[1,2,3]
TigerConnect, Inc.	Delayed Draw	10.75%	SOFR	690	8/16/2029	USD	45,000	29,467	29,408	[1,3,4,6]
TigerConnect, Inc.	First Lien Term Loan	10.75%, 3.38% PIK	SOFR	675	8/16/2029	USD	3,000,000	2,958,373	2,951,103	[1,3,4,9]
TigerConnect, Inc.	Delayed Draw	10.25%, 3.38% PIK	SOFR	625	10/31/2030	USD	1,643,905	1,566,794	1,540,002	[1,3,4,6,9]
TigerConnect, Inc.	Delayed Draw	10.75%, 3.38% PIK	SOFR	675	11/19/2030	USD	30,000	19,611	19,122	[1,3,4,6,9]
TigerConnect, Inc.	First Lien Term Loan	10.75%, 3.38% PIK	SOFR	675	11/19/2030	USD	750,000	750,000	737,776	[1,3,4,9]
Togetherwork Holdings, LLC	Delayed Draw	8.72%	SOFR	500	5/19/2031	USD	5,993,250	849,250	946,568	[1,3,4,6]
Togetherwork Holdings, LLC	First Lien Term Loan	8.72%	SOFR	500	5/19/2031	USD	25,740,000	25,644,817	25,968,991	[1,3,4]
Trackforce Acquireco, Inc.	First Lien Term Loan	8.67%	SOFR	500	6/23/2028	USD	18,053,004	17,870,714	18,033,276	[1,3,4,5]
Trackforce Acquireco, Inc.	Revolver	8.67%	SOFR	500	6/23/2028	USD	1,113,074	890,459	889,243	[1,3,4,5,6]
Trading Technologies International, Inc.	Delayed Draw	7.96%	SOFR	425	11/4/2032	USD	3,122,902	3,119,064	3,118,999	[1,3,4,5]
Trading Technologies International, Inc.	First Lien Term Loan	7.92%	SOFR	425	11/4/2032	USD	11,376,308	11,362,154	11,362,088	[1,3,4,5]
Trading Technologies International, Inc.	First Lien Term Loan	8.14%	SOFR	425	11/4/2032	USD	9,368,708	9,357,177	9,356,997	[1,3,4,5]
Trading Technologies International, Inc.	Revolver	0.50%			11/4/2032	USD	1,562,114	(1,909)	(1,953)	[1,2,3,5]
Transit Technologies LLC	Delayed Draw	1.00%			8/20/2031	USD	170,793	(1,668)	(1,893)	[1,2,3,5]
Transit Technologies LLC	First Lien Term Loan	8.23%	SOFR	450	8/20/2031	USD	761,496	754,159	753,057	[1,3,4,5]
Tribute Technology Holdings, LLC	Revolver	10.22%	SOFR	650	10/30/2026	USD	4,882,979	3,299,731	3,123,498	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Tricentis Operations Holdings, Inc.	Delayed Draw	0.50%			2/11/2032	USD	8,219,054	$(77,065)	$(20,548)	[1,2,3]
Tricentis Operations Holdings, Inc.	First Lien Term Loan	10.09%, 4.88% PIK	SOFR	625	2/11/2032	USD	42,639,010	42,264,266	42,532,413	[1,3,4,9]
Tricentis Operations Holdings, Inc.	Revolver	0.50%			2/11/2032	USD	4,716,981	(41,299)	(11,792)	[1,2,3]
Trident Maritime Systems, Inc.	First Lien Term Loan	11.52%	SOFR	775	2/26/2027	USD	16,195,015	15,945,080	13,765,763	[1,3,4]
Trident Maritime Systems, Inc.	First Lien Term Loan	11.85%	SOFR	775	2/26/2027	USD	484,802	478,665	412,082	[1,3,4]
Trident Maritime Systems, Inc.	Revolver	11.55%	SOFR	775	2/26/2027	USD	1,667,928	1,657,483	1,417,739	[1,3,4]
Trimech Acquisition Corp	First Lien Term Loan	8.42%	SOFR	475	3/10/2028	USD	930,504	923,310	924,840	[1,3,4,5]
Trimech Acquisition Corp	Revolver	11.75%	PRIME	375	3/10/2028	USD	576,116	85,193	86,367	[1,3,4,5,6]
Trintech, Inc.	First Lien Term Loan	9.22%	SOFR	550	7/25/2029	USD	44,584,884	43,686,464	43,894,842	[1,3,4]
Trintech, Inc.	Revolver	9.22%	SOFR	550	7/25/2029	USD	3,499,534	894,881	945,704	[1,3,4,6]
TSYL Corporate Buyer, Inc.	Delayed Draw	8.32%	SOFR	450	12/19/2028	USD	7,082,693	7,011,561	7,074,953	[1,3,4]
TSYL Corporate Buyer, Inc.	First Lien Term Loan	8.32%	SOFR	450	12/19/2028	USD	1,734,849	1,717,866	1,732,953	[1,3,4]
TSYL Corporate Buyer, Inc.	First Lien Term Loan	8.82%	SOFR	450	12/19/2028	USD	114,670	113,549	114,545	[1,3,4]
TSYL Corporate Buyer, Inc.	Revolver	0.50%			12/19/2028	USD	3,500,000	(31,312)	(3,825)	[1,2,3]
U.S. Signal Company, LLC	Delayed Draw	9.48%	SOFR	550	9/3/2029	USD	1,629,000	1,218,580	1,205,325	[1,3,4,6]
U.S. Signal Company, LLC	First Lien Term Loan	9.37%	SOFR	550	9/3/2029	USD	5,289,000	5,278,580	5,235,671	[1,3,4]
U.S. Signal Company, LLC	Revolver	9.49%	SOFR	550	9/3/2029	USD	813,000	201,747	195,053	[1,3,4,6]
UFS, LLC	First Lien Term Loan	8.50%	SOFR	475	10/14/2031	USD	3,320,291	3,287,987	3,287,088	[1,3,4,5]
UFS, LLC	Revolver	8.50%	SOFR	475	10/14/2031	USD	248,865	59,811	59,727	[1,3,4,5,6]
UpStack Holdco Inc.	Delayed Draw	8.69%	SOFR	500	8/23/2031	USD	4,375,000	1,562,044	1,563,691	[1,3,4,6]
UpStack Holdco Inc.	First Lien Term Loan	9.04%	SOFR	500	8/23/2031	USD	11,375,000	11,277,671	11,277,350	[1,3,4]
UpStack Holdco Inc.	Revolver	8.67%	SOFR	500	8/23/2031	USD	1,750,000	423,194	422,477	[1,3,4,6]
User Zoom Technologies, Inc.	First Lien Term Loan	11.17%	SOFR	750	4/5/2029	USD	47,396,774	46,843,288	47,344,981	[1,3,4]
Vamos Bidco, Inc.	Delayed Draw	0.50%			1/30/2032	USD	4,576,249	(39,488)	(45,763)	[1,2,3,5]
Vamos Bidco, Inc.	First Lien Term Loan	8.42%	SOFR	475	1/30/2032	USD	10,965,877	10,883,617	10,856,217	[1,3,4,5]
Vamos Bidco, Inc.	Revolver	8.42%	SOFR	475	1/30/2032	USD	1,380,877	336,148	333,997	[1,3,4,5,6]
Vanco Payment Solutions, LLC	First Lien Term Loan	8.67%	SOFR	475	12/1/2031	USD	39,974,633	39,579,033	39,574,887	[1,3,4]
Vanco Payment Solutions, LLC	Revolver	0.50%			12/1/2031	USD	2,014,485	(19,864)	(20,145)	[1,2,3]
Vehlo Purchaser, LLC	Delayed Draw	8.97%	SOFR	550	5/24/2028	USD	20,000,000	12,036,486	11,981,818	[1,3,4,5,6]
Vehlo Purchaser, LLC	Revolver	0.50%			5/24/2028	USD	900,000	(6,750)	(6,750)	[1,2,3]
Victors Purchaser, LLC	Delayed Draw	8.55%	SOFR	450	8/15/2031	USD	7,883,115	1,651,185	1,667,113	[1,3,4,5,6]
Victors Purchaser, LLC	First Lien Term Loan	8.55%	SOFR	450	8/15/2031	USD	13,564,514	13,525,154	13,530,603	[1,3,4,5]
Victors Purchaser, LLC	Revolver	0.50%			8/15/2031	USD	2,162,967	(14,205)	(10,815)	[1,2,3,5]
Victors Purchaser, LLC	Delayed Draw	1.00%			12/23/2032	USD	5,425,433	(26,894)	(26,956)	[1,2,3,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Victors Purchaser, LLC	First Lien Term Loan	8.19%	SOFR	450	12/23/2032	USD	67,778,689	$67,609,610	$67,609,180	[1,3,4,5]
Victors Purchaser, LLC	Revolver	10.25%	PRIME	350	12/23/2032	USD	10,408,989	837,877	837,705	[1,3,4,5,6]
Viper Bidco, Inc.	Delayed Draw	0.50%			11/21/2031	USD	1,295,772	(6,322)	-	[1,2,3,5]
Viper Bidco, Inc.	Delayed Draw	8.42%	SOFR	475	11/21/2031	USD	532,749	291,856	296,741	[1,3,4,5,6]
Viper Bidco, Inc.	First Lien Term Loan	8.42%	SOFR	475	11/21/2031	USD	3,393,031	3,363,088	3,393,031	[1,3,4,5]
Viper Bidco, Inc.	First Lien Term Loan	8.47%	SONIA	475	11/21/2031	GBP	1,568,705	1,958,628	2,114,443	[1,3,4,5,7]
Viper Bidco, Inc.	Revolver	0.50%			11/21/2031	USD	440,184	(3,715)	-	[1,2,3,5]
Wallet Bidco Limited	Delayed Draw	7.36%	EURIBOR	525	12/1/2030	EUR	66,660,000	64,371,390	66,404,859	[1,3,4,6,7]
Wellness AcquisitionCo, Inc.	Delayed Draw	8.42%	SOFR	475	1/20/2029	USD	102,809	103,307	103,324	[1,3,4]
Wellness AcquisitionCo, Inc.	First Lien Term Loan	8.42%	SOFR	475	1/20/2029	USD	590,299	593,155	593,250	[1,3,4]
Wellness AcquisitionCo, Inc.	Revolver	0.50%			1/20/2029	USD	67,164	-	-	[1,2,3]
Whitney Merger Sub, LLC	First Lien Term Loan	8.42%	SOFR	475	7/3/2032	USD	43,750,000	43,334,938	43,253,644	[1,3,4]
Whitney Merger Sub, LLC	Revolver	0.50%			7/3/2032	USD	6,250,000	(58,176)	(70,908)	[1,2,3]
Wilson Electronics Holdings, LLC	First Lien Term Loan	10.17%	SOFR	645	5/17/2027	USD	21,940,757	21,687,068	21,916,780	[1,3,4]
WorkWave Intermediate II, LLC	First Lien Term Loan	9.44%	SOFR	575	9/30/2032	USD	20,763,133	20,560,721	20,555,502	[1,3,4,5]
WorkWave Intermediate II, LLC	Revolver	9.44%	SOFR	575	9/30/2032	USD	2,348,283	124,109	123,285	[1,3,4,5,6]
Xactly Corporation	First Lien Term Loan	10.17%	SOFR	625	7/31/2027	USD	31,524,544	31,195,992	31,300,552	[1,3,4]
Yes Energy, LLC	Delayed Draw	8.47%	SOFR	475	4/21/2028	USD	78,075	72,867	73,446	[1,3,4,6]
Yes Energy, LLC	First Lien Term Loan	8.47%	SOFR	475	4/21/2028	USD	1,279,332	1,279,332	1,277,645	[1,3,4]
Zocdoc, Inc.	Delayed Draw	9.12%	SOFR	525	7/31/2030	USD	1,238,158	127,591	138,559	[1,3,4,5,6]
Zocdoc, Inc.	First Lien Term Loan	7.37%	SOFR	350	7/31/2030	USD	1,000	995	974	[1,3,4,5]
								7,805,426,804	7,818,723,455
Utilities — 0.2%
Dimension Energy LLC	Delayed Draw	7.67%	SOFR	400	2/29/2028	USD	1,201,276	235,108	229,450	[1,3,4,6]
EDPO, LLC	Delayed Draw	8.47%	SOFR	475	12/8/2027	USD	710,846	306,437	314,896	[1,3,4,5,6]
EDPO, LLC	Revolver	8.47%	SOFR	475	12/8/2028	USD	973,718	169,668	174,931	[1,3,4,5,6]
EDPO, LLC	Delayed Draw	1.00%			12/10/2029	USD	2,434,295	(23,483)	(8,960)	[1,2,3,5]
Palmetto TE Borrower LLC	Delayed Draw	9.17%	SOFR	550	10/31/2027	USD	7,643,471	7,473,101	7,464,990	[1,3,4,6]
Palmetto TE Borrower LLC	First Lien Term Loan	9.17%	SOFR	550	10/31/2027	USD	19,356,530	19,181,276	19,162,964	[1,3,4]
Qualus Power Services Corp.	Delayed Draw	8.07%	SOFR	425	3/26/2027	USD	1,122,725	1,109,933	1,117,111	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Qualus Power Services Corp.	First Lien Term Loan	8.07%	SOFR	425	3/26/2027	USD	5,252,500	$5,193,025	$5,226,238	[1,3,4]
Sunraycer HPS Borrower LLC	Delayed Draw	1.00%			10/28/2029	USD	1,125,000	(16,526)	(16,526)	[1,2,3]
Sunraycer HPS Borrower LLC	First Lien Term Loan	10.19%	SOFR	650	10/28/2029	USD	3,375,000	3,325,421	3,325,421	[1,3,4]
Water Holdings Acquisition LLC	Delayed Draw	9.07%, 2.75% PIK	SOFR	525	7/31/2031	USD	4,938,194	3,167,640	3,211,092	[1,3,4,6,9]
Water Holdings Acquisition LLC	First Lien Term Loan	9.07%, 2.75% PIK	SOFR	525	7/31/2031	USD	26,189,926	25,975,814	26,189,926	[1,3,4,9]
Westlands Electric Power Company Investor, LLC	Delayed Draw	9.67%	SOFR	600	12/8/2030	USD	14,397,496	9,253,555	9,250,392	[1,3,4,6]
								75,350,969	75,641,925
Total Senior Secured Loans								28,088,910,557	28,050,321,321
Private Investment Vehicles — 40.8%
Investment Partnerships — 4.0%
AG Twinbrook Origination Fund I, L.P.						USD	N/A	23,872,182	26,054,460	[1,13,14]
Antares Senior Loan Parallel Feeder Fund III (Cayman) LP						USD	N/A	56,250,000	54,573,935	[1,13,14]
Ares Commercial Finance LP						USD	N/A	98,644,381	111,467,887	[1,13,14]
Ares Specialty Healthcare Fund (L), L.P.						USD	N/A	25,182,303	28,748,906	[1,13,14]
ASP (Feeder) SPC III-A1 LP						USD	N/A	8,444,252	8,694,540	[1,13,14]
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	9,728,856	15,094,544	[1,13,14]
Blackstone Technology Senior Direct Lending Fund LP						USD	N/A	167,255,509	171,764,043	[1,13,14]
Blue Owl MC Debt Opportunities LP						USD	N/A	23,705,352	25,460,808	[1,13,14]
BPC Private Senior Loan Fund LP						USD	N/A	47,744,712	47,897,757	[1,13,14]
Canal Road Private Credit Fund, LP						USD	N/A	18,910,196	19,234,864	[1,13,14]
Golub Capital Direct Lending Fund, L.P., Series SL-A						USD	N/A	-	(67,767)	[1,13,14,20]
Hayfin Tactical Solutions Fund (US Parellel) LP						USD	N/A	15,819,813	17,195,838	[1,13,14]
HPS Mezzanine Partners 2019, L.P.						USD	N/A	6,588,463	7,921,438	[1,13,14]
HPS Offshore Mezzanine Partners 2019, LP						USD	N/A	20,645,980	25,600,327	[1,13,14]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	50,831,194	60,434,532	[1,13,14]
HPS Specialty Loan Fund V Feeder, L.P.						USD	N/A	56,219,564	60,704,795	[1,13,14]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Investec Private Debt Fund II SCSp						EUR	N/A	$6,168,845	$6,206,553	[1,7,13,14]
KKR Institutional Middle Market Fund LP						USD	N/A	292,500,000	306,281,103	[1,13,14]
Morgan Stanley European Private Income Fund Class IHD						USD	50,000	5,000,000	5,037,229	[1,13,14]
North Haven Direct Lending Fund L.P.						USD	N/A	20,000,000	22,989,759	[1,13,14]
North Wall Tactical Credit Delaware Feeder Fund LP						USD	N/A	54,101,695	56,039,768	[1,13,14]
NXT Capital Senior Loan Fund VII, LP						USD	N/A	12,595,770	11,590,556	[1,13,14]
Odyssey Co-Investment Partners B, LLC						USD	N/A	1,949,774	1,649,625	[1,13,14]
Penfund Prime U.S. Feeder LP						USD	N/A	11,863,460	12,010,146	[1,3]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	7,124,962	2,932,093	[1,13,14]
TCW Rescue Financing Fund II, L.P.						USD	N/A	13,704,780	13,539,607	[1,13,14]
Thoma Bravo Credit Fund III Feeder, LP						USD	N/A	69,345,115	71,585,187	[1,13,14]
Thompson Rivers LLC						USD	N/A	4,920,612	1,119,185	[1,13,14]
Varagon Capital Direct Lending Fund, L.P.						USD	N/A	43,750,000	41,382,537	[1,13,14]
Veritas Capital Credit Opportunities Onshore Fund III (Levered), L.P.						USD	N/A	13,937,650	9,781,357	[1,13,14]
VPC Credit Origination Fund, L.P.						USD	N/A	1,000,000	887,225	[1,13,14]
Waccamaw River LLC						USD	N/A	8,553,092	2,231,334	[1,13,14]
West Street Loan Partners V, SLP						USD	N/A	18,732,400	18,722,822	[1,13,14]
								1,215,090,912	1,264,766,993
Joint Ventures — 0.2%
FBLC Senior Loan Fund LLC						USD	N/A	58,539,637	58,120,503	[1,13,14,18]
Non-Listed Business Development Companies — 8.1%
26North BDC, Inc.						USD	1,194,288	30,000,000	30,169,804	[1,13,14]
AGTB BDC Holdings, L.P.						USD	4,950,891	125,000,000	125,382,656	[1,13,14]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Ares Strategic Income Fund						USD	3,820,631	$100,000,000	$104,876,205	[1,13,14]
Barings Capital Investment Corporation						USD	4,312,845	95,000,000	96,597,868	[1,13,14]
Barings Private Credit Corporation						USD	44,235,355	900,000,000	904,292,046	[1,13,14]
Blue Owl Credit Income Corp.						USD	16,163,843	150,000,000	151,164,538	[1,13,14]
Carlyle Credit Solutions, Inc.						USD	2,483,855	50,000,000	46,749,224	[1,13,14]
Golub Capital BDC 4, Inc.						USD	13,333,333	200,000,000	202,579,196	[1,13,14]
Golub Capital Direct Lending Corporation						USD	3,336,386	50,000,000	50,684,709	[1,13,14]
Golub Capital Private Credit Fund						USD	7,977,662	200,000,000	200,614,385	[1,13,14]
KKR FS Income Trust						USD	2,091,712	59,500,000	62,340,724	[1,13,14]
KKR FS Income Trust Select						USD	992,566	25,000,000	25,430,492	[1,13,14]
Lord Abbett Private Credit Fund						USD	398,089	15,000,000	15,004,420	[1,13,14]
New Mountain Guardian IV BDC, L.L.C.						USD	5,000,000	50,000,000	50,992,316	[1,13,14]
New Mountain Private Credit Fund						USD	1,999,499	49,987,471	48,549,950	[1,13,14]
Redwood Enhanced Income Corp.						USD	2,856,397	40,600,000	30,921,574	[1,13,14]
Sixth Street Lending Partners						USD	943,125	24,982,212	28,862,754	[1,13,14]
Stellus Private Credit BDC Feeder LP						USD	N/A	32,502,846	32,967,952	[1,13,14]
Stone Point Credit Corporation						USD	3,859,978	75,500,000	76,568,117	[1,13,14]
Stone Point Credit Income Fund						USD	1,218,627	30,475,516	30,423,336	[1,13,14]
T. Rowe Price OHA Select Private Credit Feeder Fund LLC						USD	3,606,267	100,000,000	97,681,586	[1,13,14]
TCW Direct Lending VIII LLC						USD	1,000,000	69,760,319	64,838,546	[1,13,14]
Varagon Capital Corporation						USD	1,925,963	19,296,490	17,758,100	[1,13,14]
Vista Credit Strategic Lending Corp.		0.00%				USD	2,693,917	53,269,873	52,626,252	[1,13,14]
								2,545,874,727	2,548,076,750
Private Collateralized Fund Obligations — 0.1%
Dawson Logan 2025-L5 - Class B	Delayed Draw	12.30%	SOFR	875	11/15/2040	USD	62,875,000	9,750,000	9,750,000	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Dawson Logan 2025-L5 - Class B	Delayed Draw	9.08%	EFFR	550	11/15/2040	USD	2,125,000	$2,125,000	$2,125,000	[1,3,4]
Dawson Logan 2025-L5 - Class C	Delayed Draw	9.05%	SOFR	550	11/15/2040	USD	83,375,000	12,750,000	12,750,000	[1,3,4,6]
Dawson Logan 2025-L5 - Class C	Delayed Draw	12.33%	EFFR	358	11/15/2040	USD	1,625,000	1,625,000	1,625,000	[1,3,4]
Dawson Rated Fund 6-R2 LP	Delayed Draw	10.39%	SOFR	600	12/15/2034	USD	29,069,081	16,228,064	17,073,974	[1,3,4,6]
								42,478,064	43,323,974
Private Collateralized Loan Obligations — 26.1%
ABPCI Pacific Funding LP					5/31/2031	USD	1	165,708,333	175,150,049	[1,13,14]
Antares Loan Funding I Ltd.					2/17/2032	USD	1	96,880,000	105,961,053	[1,13,14]
Antares Loan Funding I Ltd. - Class B		6.68%	SOFR	275	2/17/2032	USD	32,551,200	32,551,200	32,551,200	[1,3,4]
Antares Loan Funding I Ltd. - Class B		6.53%	SOFR	275	2/17/2032	USD	9,342,194	9,342,194	9,342,194	[1,3,4]
Antares Loan Funding I Ltd. - Class B		6.48%	SOFR	275	2/17/2032	USD	1,987,596	1,987,596	1,987,596	[1,3,4]
Antares Loan Funding I Ltd. - Class C		7.18%	SOFR	325	2/17/2032	USD	44,121,750	44,121,750	44,121,750	[1,3,4]
Antares Loan Funding I Ltd. - Class C		7.03%	SOFR	325	2/17/2032	USD	40,098,243	$40,098,243	$40,098,243	[1,3,4]
Antares Loan Funding I Ltd. - Class C		6.98%	SOFR	325	2/17/2032	USD	3,995,745	3,995,745	3,995,745	[1,3,4]
Antares Loan Funding I Ltd. - Class D		10.03%	SOFR	625	2/17/2032	USD	15,868,000	15,868,000	15,868,000	[1,3,4]
Antares Loan Funding I Ltd. - Class D		9.98%	SOFR	625	2/17/2032	USD	15,170,000	15,170,000	15,170,000	[1,3,4]
Ares Senior Direct Lending Fund (U) III Rated Notes Feeder LLC					3/29/2036	USD	1	11,116,407	12,810,205	[1,13,14]
ASP SUMMA 1 LLC - CLASS A		6.23%	SOFR	235	1/31/2036	USD	124,687,500	124,687,500	127,006,687	[1,3,4]
ASP SUMMA 1 LLC - CLASS B		7.13%	SOFR	325	1/31/2036	USD	17,812,500	17,812,500	18,295,219	[1,3,4]
ASP SUMMA 1 LLC - CLASS C		7.98%	SOFR	410	1/31/2036	USD	19,593,750	19,593,750	20,261,897	[1,3,4]
ASP SUMMA 1 LLC - CLASS D		10.28%	SOFR	640	1/31/2036	USD	17,218,750	17,218,750	18,150,284	[1,3,4]
ASP SUMMA 1 LLC - CLASS E		12.48%	SOFR	860	1/31/2036	USD	19,593,750	19,593,750	20,150,213	[1,3,4]
ASP SUMMA 2 LLC - CLASS A		6.23%	SOFR	235	1/31/2036	USD	120,317,500	120,317,500	122,555,405	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
ASP SUMMA 2 LLC - CLASS B		7.13%	SOFR	325	1/31/2036	USD	16,625,000	$16,625,000	$17,075,538	[1,3,4]
ASP SUMMA 2 LLC - CLASS C		7.98%	SOFR	410	1/31/2036	USD	18,810,000	18,810,000	19,451,421	[1,3,4]
ASP SUMMA 2 LLC - CLASS D		10.28%	SOFR	640	1/31/2036	USD	16,853,000	16,853,000	17,764,747	[1,3,4]
ASP SUMMA 2 LLC - CLASS E		12.47%	SOFR	859	1/31/2036	USD	19,760,000	19,760,000	20,321,184	[1,3,4]
ASP SUMMA 3 LLC - CLASS A		6.23%	SOFR	235	1/31/2036	USD	119,153,750	119,153,750	121,381,925	[1,3,4]
ASP SUMMA 3 LLC - CLASS B		7.13%	SOFR	325	1/31/2036	USD	18,482,250	18,482,250	18,983,119	[1,3,4]
ASP SUMMA 3 LLC - CLASS C		7.98%	SOFR	410	1/31/2036	USD	19,760,000	19,760,000	20,433,816	[1,3,4]
ASP SUMMA 3 LLC - CLASS D		10.28%	SOFR	640	1/31/2036	USD	16,007,500	16,007,500	16,873,506	[1,3,4]
ASP SUMMA 3 LLC - CLASS E		12.48%	SOFR	860	1/31/2036	USD	18,620,000	18,620,000	19,148,808	[1,3,4]
ASP SUMMA 4 LLC - CLASS A		6.23%	SOFR	235	1/31/2036	USD	119,700,000	119,700,000	121,938,390	[1,3,4]
ASP SUMMA 4 LLC - CLASS B		7.13%	SOFR	325	1/31/2036	USD	18,382,500	18,382,500	18,880,666	[1,3,4]
ASP SUMMA 4 LLC - CLASS C		7.98%	SOFR	410	1/31/2036	USD	19,760,000	19,760,000	20,433,816	[1,3,4]
ASP SUMMA 4 LLC - CLASS D		10.28%	SOFR	640	1/31/2036	USD	16,482,500	16,482,500	17,374,203	[1,3,4]
ASP SUMMA 4 LLC - CLASS E		12.48%	SOFR	860	1/31/2036	USD	19,095,000	19,095,000	19,637,298	[1,3,4]
ASP Summar Holdco 1 LP						USD	N/A	191,360,627	205,273,893	[1,13,14]
BlackRock MT. Lassen Senior Loan XII					12/28/2032	USD	N/A	443,340,939	497,510,354	[1,13,14]
BlackRock Shasta Senior Loan Fund VII, LLC					1/22/2033	USD	N/A	664,822,678	634,707,215	[1,13,14]
CLFK, LLC, Series 2025-1					7/31/2037	USD	1	87,760,000	91,035,826	[1,13,14]
Crestline Structured Note Issuer I LLC					7/20/2036	USD	1	208,619,898	210,348,816	[1,13,14]
GPG Loan Funding, LLC					4/29/2030	USD	1	504,804,391	530,684,649	[1,13,14]
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC					4/10/2038	USD	1	31,312,480	35,296,723	[1,3]
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC - Class C		11.35%	SOFR	750	4/10/2038	USD	50,000,000	30,279,323	30,279,323	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC - Class D		12.49%	SOFR	864	4/10/2038	USD	50,000,000	$29,529,323	$29,529,323	[1,3,4,6]
KCLF Note Issuer I SPV, LLC					1/15/3033	USD	1	264,025,000	273,283,296	[1,13,14]
KIMM CLO I LLC					10/15/2036	USD	1	54,387,000	50,054,200	[1,10,11,13,14,15]
Kohlberg Private Credit Investors Rated Feeder-L, L.L.C.						USD	1	7,609,235	7,609,235	[1,13,14]
Madison Avenue CLO I Holdco LLC - Series 1					7/15/2035	USD	1	90,432,128	94,504,518	[1,13,14]
Manor Park Holdco LLC					10/20/2035	USD	1	-	(1,541,641)	[1,13,14,20]
NXT Capital Structured Note I LLC					1/26/2031	USD	N/A	178,886,292	190,304,855	[1,13,14]
Palisades CLO, LLC					5/15/2034	USD	1	137,984,137	157,336,281	[1,13,14]
Palisades CLO, LLC - Class B		8.85%	SOFR	500	5/15/2034	USD	50,000,000	50,000,000	50,000,000	[1,4,13,14]
Palisades CLO, LLC - Class C		12.60%	SOFR	875	5/15/2034	USD	58,000,000	58,000,000	58,000,000	[1,4,13,14]
Private Credit Fund C-1 Holdco, LLC - Series 1						USD	N/A	882,080,511	889,055,776	[1,13,14]
Raven Senior Loan Fund LLC					5/3/2034	USD	N/A	467,597,208	467,771,311	[1,13,14]
Ridge Point LLC					10/20/2035	USD	1	123,825,573	126,752,398	[1,13,14]
Silver Point Loan Funding, LLC					10/20/2033	USD	N/A	1,339,003,048	1,436,727,263	[1,13,14]
South Cove Funding LLC					6/4/2040	USD	1	485,904,071	497,993,016	[1,13,14]
Stone Point Credit MM CLO 2025-2, LLC - Class B		6.90%	SOFR	300	10/20/2035	USD	27,800,000	27,800,000	27,800,000	[1,3,4]
Stone Point Credit MM CLO 2025-2, LLC - Class C		7.90%	SOFR	400	10/20/2035	USD	31,600,000	31,600,000	31,600,000	[1,3,4]
TB Funding I Ltd. - CLASS B		7.90%	SOFR	400	4/30/2032	USD	73,396,630	73,396,630	75,042,000	[1,3,4]
TB Funding Ltd.					4/30/2032	USD	1	68,686,260	73,504,349	[1,13,14]
TCW Marina SL LLC					12/19/2035	USD	1	78,491,710	78,869,632	[1,13,14]
Varagon Structured Note Issuer I, LLC					10/20/2033	USD	N/A	137,277,228	147,254,490	[1,13,14]
								7,962,370,408	8,249,761,278
Private Equity — 0.1%
26North Direct Lending Management						USD	7	6,667	1,271,513	[1,3]
Blue Owl Capital Technology Holdings II LLC, Class A1						USD	2	1,377,453	4,441,063	[1,3]
Blue Owl Capital Technology Holdings II LLC, Class A2						USD	4	364,501	1,181,995	[1,3]
Carlyle Global Credit Investment Management L.L.C.						USD	1	103,729	33,067	[1,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
OHA Private Credit Advisors, LLC						USD	N/A	$50,000	$1,171,153	[1,3]
Penfund Prime Management Ltd. - Class B						USD	75	75	430,313	[1,3]
Penfund Prime Special Limited Partnership						USD	1	75	75	[1,3]
Stellus Private BDC Advisor, LLC						USD	N/A	-	1,831,370	[1,3]
Stone Point Credit Income Advisor LLC						USD	N/A	62,500	1,017,511	[1,3]
Vista Credit BDC Management, L.P.						USD	200	20,000	1,449,470	[1,3]
								1,985,000	12,827,530
Special Purpose Vehicle for Common and Preferred Equity — 0.5%
Boost Co-Invest LP						USD	N/A	27,040,076	37,844,197	[1,13,14]
HPS KP Mezz 2019 Co-Invest, LP						USD	N/A	76,146,599	108,311,227	[1,13,14]
HPS KP SIP V Co-Investment Fund, LP						USD	N/A	13,065,632	20,514,755	[1,13,14]
								116,252,307	166,670,179
Special Purpose Vehicle for Common Equity — 0.5%
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP		12.75%				USD	N/A	7,119,522	8,816,643	[1,13,14]
KLC Fund 0225-CI LP						USD	N/A	120,083	119,979	[1,13,14]
KWOL Co-Invest, LP						USD	N/A	22,500,000	36,185,001	[1,13,14]
Marilyn Co-Invest, L.P.						USD	N/A	69,065,005	91,859,065	[1,13,14]
THL Fund IX Investor Plymouth II LP						USD	N/A	1,591,030	2,823,093	[1,3]
Varsity Healthcare Partners VetEvolve Co-Invest A, LP						USD	N/A	3,085,526	4,396,082	[1,13,14]
								103,481,166	144,199,863
Special Purpose Vehicle for Preferred Equity — 0.3%
CCOF Alera Aggregator, L.P.						USD	N/A	9,751,692	14,519,975	[1,13,14]
CCOF Sierra II, L.P.						USD	N/A	15,685,485	18,193,508	[1,13,14]
Chilly HP SCF Investor, LP						USD	1	2,011,799	2,583,919	[1,13,14]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	19,155,759	31,229,368	[1,13,14]
Minerva Co-Invest, L.P.						USD	N/A	23,232,361	35,437,117	[1,13,14]
NB Capital Solutions Co-Invest (Wolverine) LP						USD	N/A	5,014	166,193	[1,13,14]
								69,842,110	102,130,080
Special Purpose Vehicle for Senior Secured Loans — 0.8%
17Capital Co-Invest (B) SCSp		7.25%				EUR	N/A	23,663,082	24,130,434	[1,7,13,14]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Capricorn Co-Invest, L.P.		11.76%				EUR	N/A	$37,733,024	$45,140,380	[1,7,13,14]
Caryle EDL Dance Aggregator, L.P.		9.12%				EUR	1	27,497,674	30,715,780	[1,7,13,14]
Chiron Co-Invest, L.P.		9.98%				USD	1	49,026,511	50,795,824	[1,13,14]
CW Credit Opportunity 2 LP		9.74%	SOFR	600		USD	N/A	75,068,217	83,052,739	[1,4,13,14]
ICG European Direct Lending X SCSp		7.75%				EUR	N/A	20,516,761	20,864,889	[1,7,13,14]
Proxima Co-Invest, L.P.		7.88%				USD	N/A	9,658,246	9,822,755	[1,13,14]
								243,163,515	264,522,801
Special Purpose Vehicle for Subordinated Debt — 0.1%
Luther Co-Invest, L.P.						USD	N/A	24,008,414	22,181,767	[1,13,14]
Milano Co-Invest, L.P.		13.30%				USD	N/A	4,000,179	4,025,121	[1,13,14]
								28,008,593	26,206,888
Total Private Investment Vehicles								12,387,086,439	12,880,606,839

Subordinated Debt — 1.6%
Consumer Staples — 0.0%
Forward Keystone Holdings, LP	Delayed Draw	15.00%	PRIME	750	3/18/2029	USD	105,037	13,909	15,906	[1,3,4,6]
Forward Keystone Holdings, LP	First Lien Term Loan	14.25%	PRIME	750	3/18/2029	USD	281,310	275,465	281,002	[1,3,4]
								289,374	296,908
Financials — 0.2%
15484880 Canada, Inc.	Delayed Draw	1.00%			4/2/2035	CAD	67,858	(1,148)	1,700	[1,2,3,7]
15484880 Canada, Inc.	First Lien Term Loan	14.00%			4/2/2035	CAD	239,727	153,473	162,909	[1,3,6,7]
Freedom Funding Center LLC		13.00% PIK	PRIME		10/1/2032	USD	10,000,000	10,000,000	9,987,219	[1,3,4,9]
KWOR Acquisition, Inc. Holdco Note	First Lien Term Loan	11.82%	SOFR	800	2/28/2030	USD	5,021,302	5,021,302	5,015,815	[1,3,4]
Odeon Bidco	Delayed Draw	10.77%	EURIBOR	875	3/29/2030	EUR	6,914,062	7,986,439	7,994,957	[1,3,4,7]
OTR Midco, LLC		12.00%			5/13/2026	USD	5,500,000	5,500,000	5,500,000	[1,3]
Sigma Irish Acquico Limited	First Lien Term Loan	10.33%	EURIBOR	825	3/20/2033	EUR	5,000,000	5,325,265	5,869,123	[1,3,4,7]
TA KHP Aggregator, L.P		12.50%			12/30/2032	USD	2,450,000	2,419,375	2,414,773	[1,3]
Themis Topco	First Lien Term Loan	9.51%	EURIBOR	750	8/21/2032	EUR	1,620,505	1,869,661	1,874,595	[1,3,4,7]
Wealth Enhancement Group, LLC	First Lien Term Loan	15.00% PIK			5/26/2033	USD	25,208,359	24,749,345	24,981,484	[1,3,9]
Wealth Enhancement Group, LLC	First Lien Term Loan	13.00%	PRIME		5/26/2033	USD	14,000,000	13,871,471	13,874,000	[1,3,4]
								76,895,183	77,676,575

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Health Care — 0.1%
AWC-MH Acquisition LLC					10/1/2026	USD	827,982	$-	$-	[1,3]
Hygie31 Holding	First Lien Term Loan	10.62%	EURIBOR	850	9/28/2030	EUR	3,010,000	3,528,722	3,531,534	[1,3,4,7]
PAW Midco, Inc.	First Lien Term Loan	11.50% PIK			12/22/2031	USD	1,460,578	1,444,173	1,371,297	[1,3,9]
PPV Intermediate Holdings LLC	Delayed Draw	13.25%	PRIME		8/31/2030	USD	2,592,181	2,548,507	2,592,181	[1,3,4]
PPV Intermediate Holdings LLC	First Lien Term Loan	13.75% PIK			8/31/2030	USD	27,916,418	27,464,173	27,894,905	[1,3,9]
								34,985,575	35,389,917
Industrials — 0.1%
Apex Service Partners, LLC	First Lien Term Loan	14.25% PIK	PRIME		10/24/2028	USD	17,525,449	17,310,470	17,115,908	[1,3,4,9]
Apex Service Partners, LLC	Delayed Draw	14.25% PIK	PRIME		10/24/2029	USD	8,480,829	8,430,142	8,282,645	[1,3,4,9]
								25,740,612	25,398,553
Real Estate — 0.1%
Associations, Inc.	First Lien Term Loan	10.43%	SOFR	676	5/3/2030	USD	10,241,584	10,205,987	10,230,392	[1,3,4]
Associations, Inc.	First Lien Term Loan	10.61%	SOFR	676	5/3/2030	USD	7,951,499	7,951,498	7,942,809	[1,3,4]
								18,157,485	18,173,201
Technology — 1.1%
Arcserve - Class B		9.00% PIK			1/2/2029	USD	410,952	367,358	348,876	[1,3,9]
Arcserve - Class C		9.00% PIK			1/2/2029	USD	420,320	375,732	356,829	[1,3,9]
Consilio Midco Limited	First Lien Term Loan	9.60%	EURIBOR	750	4/11/2033	EUR	7,048,071	7,916,783	8,241,663	[1,3,4,7]
Consilio Midco Limited	Delayed Draw	0.50%			4/11/2033	USD	4,477,612	(67,164)	(44,776)	[1,2,3]
Consilio Midco Limited	First Lien Term Loan	11.54%	SOFR	750	4/11/2033	USD	9,850,746	9,710,829	9,752,239	[1,3,4]
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	9.78%	SOFR	560	2/10/2031	USD	23,736,376	7,088,380	7,728,234	[1,3,4,6]
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	1.00%			2/10/2031	USD	25,000,000	(488,415)	(467,670)	[1,2,3]
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	7.71%	EURIBOR	560	2/10/2031	EUR	16,639,097	17,245,801	18,265,244	[1,3,4,7]
Evergreen Services Group II, LLC	First Lien Term Loan	13.75% PIK	PRIME		4/5/2031	USD	18,277,781	18,078,189	18,124,236	[1,3,4,9]
Evergreen Services Group II, LLC	Delayed Draw	13.75% PIK	PRIME		4/5/2031	USD	9,097,406	8,994,024	9,020,982	[1,3,4,9]
Evergreen Services Group II, LLC	Delayed Draw	13.00%	PRIME	625	4/5/2031	USD	5,000,000	4,884,392	4,881,310	[1,3,4]
Evergreen Services Group II, LLC	Delayed Draw	12.25%	PRIME	550	9/19/2032	USD	4,058,182	3,979,745	3,968,414	[1,3,4]
Evergreen Services Group II, LLC	First Lien Term Loan	12.75%	SOFR		4/5/2031	USD	20,741,818	20,345,412	20,283,005	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Fullsteam Holdco, L.P.	First Lien Term Loan	13.00%, 13.00% PIK	PRIME		8/8/2032	USD	40,000,000	$39,421,614	$39,600,000	[1,3,4,9]
Ion Finance Holdings	Delayed Draw	9.50%	EURIBOR	750	9/30/2031	EUR	4,290,580	4,502,800	5,036,892	[1,3,4,7]
Ion Finance Holdings	First Lien Term Loan	9.50%	EURIBOR	750	9/30/2031	EUR	39,909,420	41,883,414	46,851,343	[1,3,4,7]
Tango Bidco SAS	First Lien Term Loan	10.10%	EURIBOR	800	10/17/2031	EUR	10,727,273	11,416,988	12,586,899	[1,3,4,7]
Tango Bidco SAS	First Lien Term Loan	7.27%	EURIBOR	525	10/17/2031	EUR	51,204,255	54,797,440	60,074,758	[1,3,4,7]
Tango Bidco SAS	Delayed Draw	7.27%	EURIBOR	525	10/17/2031	EUR	20,319,149	14,755,912	17,081,583	[1,3,4,6,7]
Tango Bidco SAS	Delayed Draw	7.10%	EURIBOR	500	10/17/2031	EUR	12,347,520	5,491,451	6,845,922	[1,3,4,6,7]
VDC Powerup PTE. LTD.	First Lien Term Loan	10.07%	SOFR	575	5/20/2028	USD	66,666,667	65,696,955	65,333,333	[1,3,4]
								336,397,640	353,869,316
Total Subordinated Debt								492,465,869	510,804,470

Common Stocks — 0.5%
Business Services — 0.0%
Advantage Investigations Holdings, LLC - Class A						USD	764	763,610	763,610	[1,3]
Bluejack Fire Holdings, LLC - Class A-1						USD	1	1,000	1,146	[1,3]
Broadway Co-Invest Holdings LP						USD	520,000	520,000	520,000	[1,3]
GEDS Equity Investors, LP - Class A						USD	271	35,812	-	[1,3]
Maxwell Ultimate Holdings, L.P. - Class A						USD	839	-	-	[1,3]
Opus Regulatory Group Holdings, L.P. - Class A-2						USD	1,382	1,381,960	1,381,960	[1,3]
PCP Accelerate Holdings, LP						USD	110,000	110,000	110,000	[1,3]
Polaris Labs Holdings, LP - Class A						USD	10	10,220	14,419	[1,3]
Pond Management Group Holdings LLC - Class A						USD	10	1,000	1,000	[1,3]
Talon Holdings SCSp - Class A						USD	50,000	50,000	50,000	[1,3]
Unity Ultimate Holdings, LP - Class A						USD	1,000	1,000	1,229	[1,3]
White Tiger Newco, LLC - Class A						USD	63,640	7,637,370	7,637,370	[1,3]
								10,511,972	10,480,734
Communications — 0.0%
AE EventsCo Holdings LLC - Class A-1		6.00% PIK				USD	-	480	487	[1,3,9]
AE EventsCo Holdings LLC - Class A-2		6.00% PIK				USD	-	510	513	[1,3,9]
Datum Holdings, LLC						USD	1,313	131,250	133,011	[1,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Duggal Equity, LP - Class A						USD	105	$105,000	$87,083	[1,3]
Iconic Holdings Topco L.P. - Class A						USD	3,466	-	-	[1,3]
ISPN Holdings - Class A						USD	221	376,344	376,344	[1,3]
Stonepeak Xenith Holdings PTE. Limited - A2						USD	2,571	2,571	2,571	[1,3]
								616,155	600,009
Consumer Discretionary — 0.1%
A1 Garage Blocker Aggregator, LP - Class A						USD	1,500	1,500,000	5,189,089	[1,3]
AWI Investor, LP - Class A						USD	200,800	100,400	-	[1,3]
CAP-KSI Investor, LP - Class A						USD	212,000	212,000	-	[1,3]
HD Parts Holdings, LLC - Class A						USD	9	-	-	[1,3]
Head Rush Co-Investment Holdings LLC - Class C						USD	111,500	111,500	-	[1,3]
HT Investors, LLC - Class A						USD	542	54,010	34,560	[1,3]
Next Horizon Capital TireCo SPV, LP						USD	1	1,000	1,056	[1,3]
Saguaro Group Holdings, L.P						USD	10,000	10,000,000	10,000,000	[1,3]
Seven Equity Holdings, LLC						USD	231,600	231,600	269,057	[1,3]
SLF V NL Parent, LLC						USD	1,427	310,533	460,168	[1,3]
Superior Industries International, Inc.						USD	137,989	12,419	12,419	[1,3]
TWST Holdisngs, LLC						USD	-	1,000	1,000	[1,3]
								12,534,462	15,967,349
Consumer Staples — 0.0%
Forward Keystone Holdings, LP						USD	1,000	1,000	1,050	[1,3]
GMF Group Holdings Class A-2						USD	1	1,000	1,000	[1,3]
NCP MSI Co-Invest, LP						USD	1	669	1,113	[1,3]
QVF Parent, LP						USD	666,666	666,667	1,000,000	[1,3]
SBC Aggregator LP						USD	1	875	1,114	[1,3]
								670,211	1,004,277
Financials — 0.3%
15484880 Canada, Inc. - Class A2 Series 2						CAD	1,000	699	729	[1,3,7]
ACC Ultimate Holding, L.P. - Series A						USD	450,000	4,500,000	3,158,550	[1,3]
ACC Ultimate Holding, L.P. - Series C						USD	52,325	326,503	326,503	[1,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Blue Owl Technology Finance Corp						USD	5,908,955	$101,043,130	$85,916,206	[1]
Carlyle Secured Lending, Inc.						USD	207,319	3,495,518	2,589,414	[1]
CWC Fund I Co-Invest (MFA) LP.		8.00% PIK				USD	1	1,003	1,017	[1,3,9]
Forbright, Inc.						USD	280,309	3,611,111	12,042,833	[1,3]
Integrum Grit Co-Invest LP						USD	1	602	749	[1,3]
KWOR Intermediate I, Inc. - Class A-1						USD	2,938	-	1,964,746	[1,3]
Poinsett Merger Sub, LLC - Class A-1						USD	1,000	1,000	1,000	[1,3]
Rio Grande Credit Partners LLC						USD	5	5	-	[1,3]
								112,979,571	106,001,747
Health Care — 0.1%
Alcresta Holdings, LP - Class B						USD	4,470	4,470	346,553	[1,3]
BCDI Legacy Holdings, LP - Class A						USD	300	300,000	300,000	[1,3]
BCPE Hyperlink Holdings, LP						USD	100	1,000	1,000	[1,3]
Brave Topco Holdings, LP						USD	1,000,000	1,000,000	1,000,000	[1,3]
Cascade Equity Holdings, LLC						USD	666,667	666,667	1,000,000	[1,3]
Creek Parent, Inc.						USD	1	1,000	1,442	[1,3]
ECC NPC Holdco, LP						USD	600	600,000	600,000	[1,3]
Emerald Holdco US L.P. - Class A-3						USD	3,958,334	3,992,815	5,581,251	[1,3]
ERC TOPCO Holdings, Inc.						USD	2,914	3,712,390	4,050,622	[1,3]
FH DMI Parent, L.P. - Class A-2						USD	156,469	161,545	154,145	[1,3]
General Atlantic (USU) Blocker Collection Holdco, L.P.						USD	1,000	1,000	1,373	[1,3]
General Atlantic (USU-2) Coinvest, L.P.						USD	1	208	208	[1,3]
HEC Topco, LP - Class A						USD	206	206,400	68,252	[1,3]
Nationwide Medical Holdings, LLC - Class B						USD	115,800	-	48,275	[1,3]
New SD Holding Company, L.P.						USD	2,692	1,884,344	1,762,669	[1,3]
NP/AB Care Holdings, L.P.						USD	764	763,889	763,889	[1,3]
PCP Release Aggregator, LP						USD	510	510,000	510,000	[1,3]
Pharmalink Holdco, LLC - Class A						USD	588,462	588,461	588,462	[1,3]
SDB Holdco, LLC - Class A						USD	34,545,390	-	-	[1,3]
VHP Advocate Aggregator LP						USD	225,500	41,827	47,967	[1,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Wildcats Topco LLC						USD	146,484	$146,484	$146,484	[1,3]
								14,582,500	16,972,592
Industrials — 0.0%
AMG Equity, L.P. - Class A						USD	81	81,600	78,247	[1,3]
Arkview Capital Fund I NT LP		8.00% PIK				USD	1	70,400	71,172	[1,3,9]
BPCP NSA Holdings, Inc.						USD	13	12,675	16,186	[1,3]
Calibration Co-Invest Holdings LP						USD	390,000	390,000	390,000	[1,3]
Continental Group Holdings L.P. - Class A						USD	12,345	-	-	[1,3]
Elastomers Platform Hodlings, LP		10.00% PIK				USD	29,580	23,382	53,614	[1,3,9]
Endurance PT Technology Buyer Corporation						USD	1	100	100	[1,3]
HCI Highland Holdings, LLC - Class A						USD	5,047	11,355	11,356	[1,3]
ISC CG Buyer, LLC - Class A						USD	450	450,000	450,000	[1,3]
Jaguar CG Parent, LP - Class A						USD	338	337,845	266,372	[1,3]
L2 Cognesense Parent Holdings, LP - Class A		8.00% PIK				USD	149	79,779	26,475	[1,3,9]
Lehman Pipe Holdings LLC - Class A		8.00% PIK				USD	102	102,200	23,061	[1,3,9]
MS Precision Parent, LP - Class A-1						USD	1,000	1,000	1,121	[1,3]
MY Parent Holdings, LLC						USD	2,076	207,600	312,855	[1,3]
Providence Equity Partners IX-C L.P.						USD	815	816	816	[1,3]
Red Griffin Topco, LLC - Class A						USD	2,267	9,952,633	-	[1,3]
Reno Opco Holding, LLC - Class A						USD	13	26,017	25,559	[1,3]
Secret Aggregator 1 Limited						GBP	285	355	-	[1,3,7]
TVG-ESS Holdings, LLC						USD	200	100,000	234,939	[1,3,16]
US Anchors Investor, LP - Class A						USD	112,236	-	-	[1,3]
VSC Safety Holdings LLC						USD	750	75,000	75,000	[1,3]
WG Topco, LLC - Class B						USD	57,200	33,616	66,434	[1,3]
								11,956,373	2,103,307
Materials — 0.0%
Buckman PPC Co-Invest LP						USD	1	1,003	997	[1,3]
Comar Aggregator Co, LLC - Class B						USD	4,971	-	-	[1,3]
Comar Aggregator Co., LLC - Class A						USD	3,208	1,744,098	1,744,098	[1,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
ID Label Parent, LLC		10.00% PIK				USD	197	$196,974	$314,239	[1,3,9]
Kano Parent Holdings, LP - Class A		8.00% PIK				USD	280	571,190	900,352	[1,3,9]
Walex Buyer, LLC						USD	1,064	-	-	[1,3]
								2,513,265	2,959,686
Technology — 0.0%
AC Blackpoint Holdings, LLC - Class A-1						USD	846	867,257	1,249,739	[1,3]
Arcserve Cayman Topco LP - Class A						USD	394,737	967,870	315,526	[1,3]
BSP-FL LP - Class A-1						USD	2,000	2,000,000	2,999,999	[1,3]
Genius Holdco LLC						USD	1,716	171,600	97,376	[1,3]
NE SPV Holdco, LLC						USD	3,553	-	-	[1,3]
PCMI Ultimate Holdings, LP - Class B						USD	238	-	-	[1,3]
RCP Ocean Holdings, L.P. - Class A & C						USD	400,000	2,000,000	2,194,340	[1,3]
								6,006,727	6,856,980
Total Common Stocks								172,371,236	162,946,681

Preferred Stocks — 0.5%
Business Services — 0.0%
BSC Top Shelf Blocker, LLC - Series A		8.00% PIK				USD	190,400	190,400	151,613	[1,3,9]
Denali Parent Holdings, L.P. - Series A		8.00% PIK				USD	100	1,000	992	[1,3,9]
Maxwell Ultimate Holdings, L.P. - Class A		10.00% PIK				USD	6,227	622,667	623,177	[1,3,9]
								814,067	775,782
Communications — 0.0%
Eir PFIQ Holdings, LP		12.00% PIK				USD	123,600	123,600	123,600	[1,3,9]
Iconic Holdings Topco L.P. - Class B		5.00% PIK				USD	1,538	1,419,487	564,616	[1,3,9]
Stonepeak Xenith Holdings PTE. Limited - A2						USD	1,256,528,614	12,565,286	12,565,286	[1,3]
								14,108,373	13,253,502
Consumer Discretionary — 0.0%
AWI Investor, LP		8.50% PIK				USD	200,800	100,400	60,943	[1,3,9]
HD Parts Holdings, LLC - Class A		10.00% PIK				USD	9	8,984	8,984	[1,3,9]
Head Rush Co-Investment Holdings LLC - Class A		8.00% PIK				USD	111,500	111,946	108,913	[1,3,9]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
LH Equity Investors, L.P. - Class A		14.00% PIK				USD	1	$963	$-	[1,3,9]
								222,293	178,840
Energy — 0.0%
Service Compression Preferred Equity (JR Preferred Shares)						USD	231,877	765,526	790,701	[1,3]

Financials — 0.1%
CP-ACP LLC		13.75% PIK				USD	6,940	6,825,490	6,940,000	[1,3,9]
GTCR Everest Topco, Inc. - Series A		13.25% PIK				USD	15,000	14,625,000	15,000,000	[1,3,9]
KWOR Intermediate I, Inc.		8.00% PIK				USD	3,143	3,142,632	2,968,259	[1,3,9]
								24,593,122	24,908,259
Health Care — 0.1%
Advocate RCM Ultimate Holdings, L.P.		8.00% PIK				USD	225,500	225,500	225,500	[1,3,9]
AFC Parent Holdings, LLC						USD	179,700	179,700	80,149	[1,3]
Alcresta Holdings, LP		8.00% PIK				USD	443	442,530	442,530	[1,3,9]
Ascend Plastic Surgery Partners Holdings, LLC - Class A		10.00% PIK				USD	94,900	94,900	28,849	[1,3,9]
CC PLC Blocker, LLC - Class A-1		8.00% PIK				USD	270,270	270,270	270,270	[1,3,9]
GMSS Holdings, LLC - Class A		12.50% PIK				USD	11,772	11,612	11,772	[1,3,9]
Jayhawk Intermediate, LLC		13.00% PIK				USD	17,500	16,975,000	17,500,000	[1,3,9,17]
ModMed Software Midco Holdings, Inc. - Series A		13.00% PIK				USD	50	48,750	49,950	[1,3,9]
Nationwide Medical Holdings, LLC - Class A		8.00% PIK				USD	115,800	115,800	115,800	[1,3,9]
nThrive, Inc., (Series A-2 Preferred)		11.00% PIK				USD	15,000	14,550,000	6,705,000	[1,3,9]
SDB Holdco, LLC		6.00% PIK				USD	16,761,329	4,891,627	-	[1,3,9]
								37,805,689	25,429,820
Industrials — 0.1%
AFC Acquisitions, Inc. - Series H-2		8.00% PIK				USD	6	12,826	12,826	[1,3,9]
BPCP NSA Holdings, Inc. - Class A		8.00% PIK				USD	25	38,025	38,025	[1,3,9]
Endurance PT Technology Buyer Corporation		8.00% PIK				USD	1	900	900	[1,3,9]
FSG Acquisition, LLC - Senior Preferred		12.25% PIK				USD	11,250,000	10,968,750	11,250,000	[1,3,9]
OHCP Silver Surfer Holdings Corp. - Series B		14.00% PIK				USD	7,500	7,275,000	7,449,750	[1,3,9]
Secret Aggregator 1 Limited		11.00% PIK				GBP	984,176	1,227,003	1,326,561	[1,3,7,9]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
TVG-ESS Holdings, LLC		8.00% PIK				USD	200	$100,000	$99,600	[1,3,9,16]
UPBW Blocker, LLC Class A-4		15.00% PIK				USD	10	1,000	1,000	[1,3,9]
US Anchors Investor, LP		8.50% PIK				USD	112,236	112,235	112,236	[1,3,9]
								19,735,739	20,290,898
Materials — 0.0%
Plaskolite PPC Blocker LLC		15.00% PIK				USD	64	1,000	1,000	[1,3,9]
Walex Buyer, LLC		8.00% PIK				USD	9,205	920,455	920,455	[1,3,9]
								921,455	921,455
Technology — 0.2%
Banyan Software Intermediate, Inc. - Series A		14.00% PIK				USD	2	2,127	2,042	[1,3,9]
Eclipse Topco, Inc.		12.50% PIK				USD	1,299	12,729,050	12,860,237	[1,3,9]
GPSTrackIt Intermediate Holdings, LLC - Class Z		15.00% PIK				USD	2,316	231,600	231,600	[1,3,9]
Green Security Holdings XX, LLC		10.00% PIK				USD	114,400	114,400	114,400	[1,3,9]
GS Holder, Inc. - 2022-1		15.45% PIK				USD	15,000	14,550,000	15,000,000	[1,3,9]
GS Holder, Inc. - 2023-1		15.84% PIK				USD	10,000	9,700,000	10,000,000	[1,3,9]
JAMS Holdings LP		8.00% PIK				USD	1,000	1,000	1,254	[1,3,9]
Khoros, LLC						USD	20,154	-	464,147	[1,3,6]
Mandolin Technology Holdings, Inc. - Series A		10.50% PIK				USD	6,500	6,305,000	6,477,173	[1,3,9]
Montecristo Buyer, Inc.		10.00% PIK				USD	2,632	2,631,956	2,631,960	[1,3,9]
NE SPV Holdco, LLC						USD	3,553	2,994,540	2,994,540	[1,3]
PCMI Ultimate Holdings, LP - Class A		9.00% PIK				USD	1	1,000	1,083	[1,3,9]
RSK Holdings, Inc. - Series B		14.63% PIK				USD	11,000	10,780,000	11,000,000	[1,3,9]
RSK Holdings, Inc. - Series C		13.75% PIK				USD	3,928	3,850,000	3,928,571	[1,3,9]
SecureITize Solutions Parent LP - Class A		8.00% PIK				USD	197	83,281	83,280	[1,3,9]
								63,973,954	65,790,287
Total Preferred Stocks								162,940,218	152,339,544

Collateralized Loan Obligations — 0.2%
ABPCI Direct Lending Fund CLO XII Ltd.		12.09%	SOFR	825	7/29/2037	USD	16,080,000	16,080,000	16,079,183	[1,3,4,10,11]
ABPCI Direct Lending Fund CLO XV, Ltd.		12.44%	SOFR	860	10/30/2035	USD	5,000,000	4,900,000	5,024,973	[1,3,4,10,11]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount		Cost	Fair Value	Footnotes
ABPCI Direct Lending Fund CLO XV, Ltd.		10.24%	SOFR	640	10/30/2035	USD	8,100,000		$8,100,000	$8,175,949	[1,3,4,10,11]
ABPCI Private Funding I LLC		11.70%	SOFR	750	7/16/2036	USD	8,750,000		8,750,000	8,748,651	[1,3,4,10,11]
BlackRock Elbert CLO V LLC		25.00%			6/15/2034	USD	39,500,000		40,329,968	12,542,105	[1,3,10,15]
BlackRock Elbert CLO V LLC		12.42%	SOFR	870	6/15/2034	USD	13,000,000		12,670,513	12,958,306	[1,3,4,10,11]
Monroe Capital MML CLO VIII, Ltd.		23.00%			11/22/2033	USD	15,000,000		16,227,917	6,147,451	*,1,3,10,11,15
Total Collateralized Loan Obligations									107,058,398	69,676,618

Warrants — 0.0%
Energy — 0.0%
Service Compression Holdings, LLC
Exercise Price: $1.35
Expiration Date: 1/17/2031						USD	1	**	-	322,959	[1,3]

Financials — 0.0%
Credent Holdings, LLC
Exercise Price: $0.01
Expiration Date: 11/21/2035						USD	1	**	-	-	[1,3]

Health Care — 0.0%
Xeris Biopharma Holdings, Inc.
Exercise Price: $2.28
Expiration Date: 3/8/2029						USD	219,298		352,127	1,336,221	[1,3]

Industrials — 0.0%
Cinelease HoldCo, LLC
Exercise Price: $0.01
Expiration Date: 7/30/2035						USD	99,412		-	-	[1,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount			Cost		Fair Value	Footnotes
Technology — 0.0%
Measuabl, Inc.									$		$
Exercise Price: $18.20
Expiration Date: 4/21/2032						USD	1	**		-		-	[1,3]
Total Warrants										352,127		1,659,180

Short-Term Investments — 0.5%
State Street Institutional U.S. Government Money Market Fund, 4.27%		3.74%				USD	141,883,461			141,883,461		141,883,461	[1,19]
Total Short-Term Investments — 0.5%										141,883,461		141,883,461
Total Investments — 132.9%										$41,553,068,305		$41,970,238,114
Senior Notes (net of deferred offering costs of $25,183,872) - (20.8)%												(6,552,526,728)
Liabilities Less Other Assets — (12.1)%												(3,848,235,396)
Net Assets — 100.0%												$31,569,475,990

AUD – Australian Dollars

CAD – Canadian Dollars

EUR – Euro

GBP – Pound Sterling

JPY – Japanese Yen

NOK - Norwegian Krone

SEK – Swedish Krona

USD – United States Dollar

ARR CSA – Alternate Reference Rate Credit Spread Adjustment

BASE – Base rate as defined in the credit agreement

BBSW - Bank Bill Swap Rate

BBSY – Bank Bill Swap Bid Rate

CDOR – Canadian Dollar Offered Rate

CORRA - Canadian Overnight Repo Rate Average

EFFR - Effective Federal Funds Rate

EURIBOR – Euro Interbank Offered Rate

NIBOR – Norwegian Interbank Offered Rate

NOWA – Norwegian Overnight Weighted Average

PRIME - Prime Lending Rate

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

STIBOR – Stockholm Interbank Offered Rate

TONA - Tokyo Overnight Average Rate

BDC – Business Development Company

CLO – Collateralized Loan Obligation

COP – Certificate of Participation

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

RB – Revenue Bonds

*Subordinated note position. Rate shown is the effective yield as of period end.

**Shares represent underlying security.

[1]	As of December 31, 2025 all or a portion of the security has been pledged as collateral for senior secured notes and revolving credit facility. The value of the securities totaled $41,970,238,114 as of December 31, 2025. See Note 2, subsection Senior Notes of the Notes to Consolidated Financial Statements for additional information.
[2]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.
[3]	Value was determined using significant unobservable inputs.
[4]	Floating rate security. Rate shown is the rate effective as of period end.
[5]	All or a portion of the security was made through a participation. Please see Note 2 for a description of loan participations.
[6]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.
[7]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[8]	All or a portion of this security is segregated as collateral for secured borrowings made with Macquarie US Trading LLC. Total collateral had a fair value of $736,909,452 as of December 31, 2025. See note 2 for additional information.
[9]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[10]	Callable.
[11]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $117,640,811, which represents 0.4% of total net assets of the Fund.
[12]	Step rate security.
[13]	Investment valued using net asset value per share as practical expedient. See Note 13 for respective investment strategies, unfunded commitments, and redemptive restrictions.
[14]	These securities are restricted, the total value of these securities is $11,620,821,857, which represents 36.8% of total net assets of the Fund.
[15]	Variable rate security. Rate shown is the rate in effect as of period end.
[16]	Vistria ESS Holdings, LLC holds Series A Preferred Units and Class A Common Units in TVG ESS Holdings, LLC which is the parent company holdings company for S4T Holdings Corp.
[17]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.
[18]	Affiliated company.
[19]	The rate is the annualized seven-day yield at period end.
[20]	The negative valuation reflects the fund's use of a line of credit before drawing investor capital and/or accruing fees and expenses prior to calling capital.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2025 (Unaudited)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co-Invest (B) SCSp	9/23/2021	$23,663,082
26North BDC, Inc.	10/11/2023	30,000,000
ABPCI Pacific Funding LP	6/9/2022	165,708,333
AG Twinbrook Origination Fund I, L.P.	4/14/2023	23,872,182
AGTB BDC Holdings, L.P.	5/10/2022	125,000,000
Antares Loan Funding I Ltd.	2/17/2023	96,880,000
Antares Senior Loan Parallel Feeder Fund III (Cayman) LP	1/6/2025	56,250,000
Ares Commercial Finance LP	3/31/2021	98,644,381
Ares Senior Direct Lending Fund (U) III Rated Notes Feeder LLC	8/30/2024	11,116,407
Ares Specialty Healthcare Fund (L), L.P.	12/2/2024	25,182,303
Ares Strategic Income Fund	12/5/2022	100,000,000
ASP (Feeder) SPC III-A1 LP	1/7/2025	8,444,252
ASP Summar Holdco 1 LP	5/23/2025	191,360,627
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	9,728,856
Barings Capital Investment Corporation	1/25/2021	95,000,000
Barings Private Credit Corporation	5/10/2021	900,000,000
BlackRock MT. Lassen Senior Loan XII	1/23/2024	443,340,939
BlackRock Shasta Senior Loan Fund VII, LLC	2/10/2021	664,822,678
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	7,119,522
Blackstone Technology Senior Direct Lending Fund LP	5/16/2024	167,255,509
Blue Owl Credit Income Corp.	7/29/2021	150,000,000
Blue Owl MC Debt Opportunities LP	5/24/2024	23,705,352
Boost Co-Invest LP	1/25/2024	27,040,076
BPC Private Senior Loan Fund LP	12/23/2025	47,744,712
Canal Road Private Credit Fund, LP	4/15/2025	18,910,196
Capricorn Co-Invest, L.P.	12/18/2023	37,733,024
Carlyle Credit Solutions, Inc.	10/25/2022	50,000,000
Caryle EDL Dance Aggregator, L.P.	10/24/2024	27,497,674
CCOF Alera Aggregator, L.P.	4/25/2023	9,751,692
CCOF Sierra II, L.P.	8/2/2022	15,685,485
Chilly HP SCF Investor, LP	2/9/2022	2,011,799
Chiron Co-Invest, L.P.	8/18/2025	49,026,511
CLFK, LLC, Series 2025-1	5/22/2025	87,760,000
Crestline Structured Note Issuer I LLC	8/26/2024	208,619,898
CW Credit Opportunity 2 LP	6/27/2024	75,068,217
FBLC Senior Loan Fund LLC	4/1/2020	58,539,637
Golub Capital BDC 4, Inc.	4/21/2022	200,000,000
Golub Capital Direct Lending Corporation	7/13/2021	50,000,000
Golub Capital Direct Lending Fund, L.P., Series SL-A	4/1/2025	-
Golub Capital Private Credit Fund	12/22/2023	200,000,000
GPG Loan Funding, LLC	4/29/2024	504,804,391
Hayfin Tactical Solutions Fund (US Parellel) LP	11/7/2024	15,819,813
HPS KP Mezz 2019 Co-Invest, LP	4/1/2024	76,146,599
HPS KP SIP V Co-Investment Fund, LP	4/1/2024	13,065,632
HPS Mezzanine Partners 2019, L.P.	11/16/2020	6,588,463
HPS Mint Co-Invest Fund, L.P.	5/25/2022	19,155,759
HPS Offshore Mezzanine Partners 2019, LP	4/1/2024	20,645,980

Security	First Acquisition Date	Cost
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	50,831,194
HPS Specialty Loan Fund V Feeder, L.P.	5/14/2021	56,219,564
ICG European Direct Lending X SCSp	10/30/2025	20,516,761
Investec Private Debt Fund II SCSp	12/12/2025	6,168,845
KCLF Note Issuer I SPV, LLC	12/27/2023	264,025,000
KIMM CLO I LLC	11/26/2024	54,387,000
KKR FS Income Trust	6/30/2023	59,500,000
KKR FS Income Trust Select	3/28/2024	25,000,000
KKR Institutional Middle Market Fund LP	10/16/2023	292,500,000
KLC Fund 0225-CI LP	3/3/2025	120,083
Kohlberg Private Credit Investors Rated Feeder-L, L.L.C..	12/3/2025	7,609,235
KWOL Co-Invest, LP	11/20/2023	22,500,000
Lord Abbett Private Credit Fund	12/1/2025	15,000,000
Luther Co-Invest, L.P.	7/15/2022	24,008,414
Madison Avenue CLO I Holdco LLC - Series 1	7/15/2025	90,432,128
Manor Park Holdco LLC	12/16/2025	-
Marilyn Co-Invest, L.P.	4/1/2024	69,065,005
Milano Co-Invest, L.P.	4/1/2024	4,000,179
Minerva Co-Invest, L.P.	2/11/2022	23,232,361
Morgan Stanley European Private Income Fund Class IHD	10/31/2025	5,000,000
NB Capital Solutions Co-Invest (Wolverine) LP	11/15/2023	5,014
New Mountain Guardian IV BDC, L.L.C.	6/29/2022	50,000,000
New Mountain Private Credit Fund	12/17/2024	49,987,471
North Haven Direct Lending Fund L.P.	2/26/2025	20,000,000
North Wall Tactical Credit Delaware Feeder Fund LP	6/18/2025	54,101,695
NXT Capital Senior Loan Fund VII, LP	11/18/2024	12,595,770
NXT Capital Structured Note I LLC	1/26/2022	178,886,292
Odyssey Co-Investment Partners B, LLC	3/24/2022	1,949,774
Palisades CLO, LLC	8/6/2024	137,984,137
Palisades CLO, LLC - Class B	8/6/2024	50,000,000
Palisades CLO, LLC - Class C	8/6/2024	58,000,000
Private Credit Fund C-1 Holdco, LLC - Series 1	7/11/2023	882,080,511
Proxima Co-Invest, L.P.	11/2/2021	9,658,246
Raven Senior Loan Fund LLC	5/5/2022	467,597,208
Redwood Enhanced Income Corp.	4/8/2022	40,600,000
Ridge Point LLC	10/14/2025	123,825,573
Silver Point Loan Funding, LLC	3/22/2022	1,339,003,048
Sixth Street Lending Partners	8/31/2022	24,982,212
South Cove Funding LLC	6/4/2025	485,904,071
Stellus Private Credit BDC Feeder LP	1/31/2022	32,502,846
Stone Point Credit Corporation	12/30/2022	75,500,000
Stone Point Credit Income Fund	1/22/2025	30,475,516
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	7,124,962
T. Rowe Price OHA Select Private Credit Feeder Fund LLC	9/22/2023	100,000,000
TB Funding Ltd.	5/1/2025	68,686,260
TCW Direct Lending VIII LLC	1/31/2022	69,760,319
TCW Marina SL LLC	12/22/2025	78,491,710
TCW Rescue Financing Fund II, L.P.	3/3/2025	13,704,780
Thoma Bravo Credit Fund III Feeder, LP	8/31/2023	69,345,115
Thompson Rivers LLC	6/29/2021	4,920,612
Varagon Capital Corporation	5/23/2022	19,296,490
Varagon Capital Direct Lending Fund, L.P.	3/25/2021	43,750,000
Varagon Structured Note Issuer I, LLC	10/13/2021	137,277,228
Varsity Healthcare Partners VetEvolve Co-Invest A, LP	10/11/2023	3,085,526
Veritas Capital Credit Opportunities Onshore Fund III (Levered), L.P.	12/23/2024	13,937,650
Vista Credit Strategic Lending Corp.	10/10/2023	53,269,873
VPC Credit Origination Fund, L.P.	4/19/2023	1,000,000
Waccamaw River LLC	5/4/2021	8,553,092
West Street Loan Partners V, SLP	3/14/2024	18,732,400
Total		$11,165,401,151

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Swap Contracts

As of December 31, 2025 (Unaudited)

SWAP CONTRACT

INTEREST RATE SWAPS

					Upfront
					Premiums	Unrealized
	Payments	Payments	Termination	Notional	Paid	Appreciation
Counterparty[1]	Made/Frequency	Received/Frequency	Date	Value	(Received)	(Depreciation)

PNC Bank, N.A.	Daily Simple SOFR[2] + 2.581% / Quarterly	6.75% / Semi-annually	8/4/2026	115,200,000	$-	$365,056
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.665% / Quarterly	7.04% / Semi-annually	1/20/2027	85,000,000	-	777,794
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.700% / Quarterly	7.04% / Semi-annually	1/20/2027	27,000,000	-	237,213
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.446% / Quarterly	4.10% / Semi-annually	3/28/2027	650,000,000	-	(5,929,360)
PNC Bank, N.A.	Daily Simple SOFR[2] + 0.905% / Quarterly	4.10% / Semi-annually	3/28/2027	250,000,000	-	(625,681)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.005% / Quarterly	7.10% / Semi-annually	12/6/2027	95,000,000	-	1,278,569
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.010% / Quarterly	7.10% / Semi-annually	12/6/2027	10,000,000	-	133,644
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.864% / Quarterly	5.76% / Semi-annually	1/15/2028	129,000,000	-	1,248,846
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.991% / Quarterly	6.77% / Semi-annually	8/4/2028	304,800,000	-	3,025,901
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.757% / Quarterly	5.19% / Semi-annually	12/22/2028	85,000,000	-	69,615
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.593% / Quarterly	6.69% / Semi-annually	4/12/2029	150,000,000	-	3,247,152
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.642% / Quarterly	6.69% / Semi-annually	4/12/2029	150,000,000	-	3,016,658
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.270% / Quarterly	6.32% / Semi-annually	8/15/2029	486,000,000	-	10,559,852
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.214% / Quarterly	7.17% / Semi-annually	12/6/2029	141,000,000	-	2,639,263
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.074% / Quarterly	5.85% / Semi-annually	3/14/2030	160,500,000	-	1,857,937
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.780% / Quarterly	5.58% / Semi-annually	7/2/2030	175,000,000	-	2,240,898
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.218% / Quarterly	6.81% / Semi-annually	8/4/2030	114,000,000	-	506,731
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.444% / Quarterly	6.40% / Semi-annually	8/15/2031	328,000,000	-	6,963,501
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.241% / Quarterly	6.01% / Semi-annually	3/14/2032	174,500,000	-	1,369,731
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.949% / Quarterly	5.80% / Semi-annually	7/2/2032	225,000,000	-	2,741,725

					Upfront
					Premiums	Unrealized
	Payments	Payments	Termination	Notional	Paid	Appreciation
Counterparty[1]	Made/Frequency	Received/Frequency	Date	Value	(Received)	(Depreciation)

PNC Bank, N.A.	Daily Simple SOFR[2] + 3.500% / Quarterly	6.99% / Semi-annually	8/4/2033	66,000,000	-	(892,061)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.351% / Quarterly	6.13% / Semi-annually	3/14/2035	91,000,000	-	(381,849)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.033% / Quarterly	5.95% / Semi-annually	7/2/2035	75,000,000	-	431,334
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.059% / Quarterly	5.87% / Semi-annually	12/22/2035	140,000,000	-	(787,871)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.375% / Quarterly	7.51% / Semi-annually	1/20/2036	45,000,000	-	1,072,406
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.627% / Quarterly	6.51% / Semi-annually	8/15/2036	195,000,000	-	272,281
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.373% / Quarterly	6.18% / Semi-annually	1/15/2037	200,000,000	-	(2,546,069)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.263% / Quarterly	5.50% / Semi-annually	7/19/2026	130,000,000	-	(299,306)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.245% / Quarterly	5.50% / Semi-annually	7/19/2026	10,000,000	-	(22,039)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.477% / Quarterly	5.61% / Semi-annually	7/19/2027	130,000,000	-	(501,463)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 1.940% / Quarterly	6.20% / Semi-annually	8/15/2027	268,000,000	-	3,648,014
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.889% / Quarterly	7.06% / Semi-annually	1/20/2029	224,000,000	-	4,866,177
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.688% / Quarterly	5.72% / Semi-annually	7/19/2029	160,000,000	-	(2,050,200)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.684% / Quarterly	5.72% / Semi-annually	7/19/2029	40,000,000	-	(507,006)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.123% / Quarterly	7.23% / Semi-annually	1/20/2031	155,000,000	-	4,143,491
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.305% / Quarterly	7.40% / Semi-annually	1/20/2034	224,000,000	-	5,670,544
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.590% / Quarterly	6.46% / Semi-annually	8/15/2034	93,000,000	-	805,648
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 1.863% / Quarterly	5.37% / Semi-annually	12/23/2030	215,000,000	-	(39,549)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 1.998% / Quarterly	5.61% / Semi-annually	12/22/2032	60,000,000	-	(146,178)
Regions Bank	Daily Simple SOFR[2] + 1.665% / Quarterly	5.42% / Semi-annually	7/2/2028	150,000,000	-	3,249,251
TOTAL INTEREST RATE SWAPS						$51,710,600

[1]	Instrument is used in a hedge accounting relationship. See Note 2, subsections Interest Rate Swap Contracts and Senior Notes.
[2]	Reset daily with a five business day look back.

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Forward Foreign Currency Exchange Contracts

As of December 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value at Opening Date	Value at	Unrealized
		Currency	Settlement	Amount	of	December 31,	Appreciation
Currency Purchased	Counterparty	Sold	Date	Purchased	Contract	2025	(Depreciation)
Australian Dollars	State Street	USD	January 30, 2026	2,235,741	$1,454,046	$1,492,284	$38,238
Australian Dollars	State Street	USD	February 27, 2026	8,310,644	5,548,388	5,546,834	(1,554)
Australian Dollars	State Street	USD	March 31, 2026	1,908,392	1,276,821	1,273,560	(3,261)
British Pound	State Street	USD	January 30, 2026	12,852,669	17,030,028	17,323,991	293,963
British Pound	State Street	USD	February 27, 2026	44,136,452	59,173,180	59,485,681	312,501
British Pound	State Street	USD	March 31, 2026	4,685,153	6,312,756	6,313,711	955
Canadian Dollars	State Street	USD	January 30, 2026	62,271,480	44,399,838	45,432,776	1,032,938
Canadian Dollars	State Street	USD	February 27, 2026	30,826,830	22,477,589	22,515,862	38,273
Canadian Dollars	State Street	USD	March 31, 2026	3,338,598	2,443,262	2,441,834	(1,428)
Euro	State Street	USD	January 05, 2026	311,622,797	366,866,037	366,315,539	(550,498)
Euro	State Street	USD	January 30, 2026	270,683,935	315,161,314	318,575,370	3,414,056
Euro	State Street	USD	February 27, 2026	79,671,496	93,363,117	93,881,603	518,486
Euro	State Street	USD	March 31, 2026	189,650,393	224,167,904	223,831,738	(336,166)
Japanese Yen	State Street	USD	January 05, 2026	629,611,024	4,049,882	4,021,326	(28,556)
Norwegian Krone	State Street	USD	January 30, 2026	269,694	26,742	26,758	16
Norwegian Krone	State Street	USD	February 27, 2026	16,431,962	1,609,493	1,629,953	20,460
Norwegian Krone	State Street	USD	March 31, 2026	269,694	26,730	26,745	15
Swedish Krona	State Street	USD	January 02, 2026	98,041,666	10,630,970	10,650,344	19,374
Swedish Krona	State Street	USD	January 30, 2026	5,646,793	605,714	614,356	8,642
Swedish Krona	State Street	USD	February 27, 2026	27,771,802	3,028,327	3,025,654	(2,673)
Swedish Krona	State Street	USD	March 31, 2026	30,000	3,284	3,274	(10)
					1,179,655,422	1,184,429,193	4,773,771

				Currency	Value at Opening Date	Value at	Unrealized
		Currency	Settlement	Amount	of	December 31,	Appreciation
Currency Sold	Counterparty	Purchased	Date	Sold	Contract	2025	(Depreciation)
Australian Dollars	State Street	USD	January 30, 2026	(32,408,504)	$(21,375,440)	$(21,631,627)	$(256,187)
Australian Dollars	State Street	USD	February 27, 2026	(38,483,408)	(25,027,329)	(25,685,263)	(657,934)
Australian Dollars	State Street	USD	March 31, 2026	(39,056,388)	(26,081,949)	(26,064,177)	17,772
British Pound	State Street	USD	January 30, 2026	(106,050,317)	(140,812,326)	(142,944,220)	(2,131,894)
British Pound	State Street	USD	February 27, 2026	(137,334,102)	(182,250,984)	(185,094,457)	(2,843,473)
British Pound	State Street	USD	March 31, 2026	(97,915,870)	(131,999,718)	(131,951,418)	48,300
Canadian Dollars	State Street	USD	January 30, 2026	(173,143,458)	(124,310,069)	(126,324,088)	(2,014,019)
Canadian Dollars	State Street	USD	February 27, 2026	(145,196,855)	(103,902,560)	(106,051,526)	(2,148,966)
Canadian Dollars	State Street	USD	March 31, 2026	(120,198,212)	(87,958,100)	(87,912,387)	45,713
Euro	State Street	USD	January 05, 2026	(311,622,797)	(361,313,234)	(366,315,539)	(5,002,305)
Euro	State Street	USD	January 30, 2026	(781,932,630)	(914,873,892)	(920,278,026)	(5,404,134)
Euro	State Street	USD	February 27, 2026	(607,897,294)	(709,472,515)	(716,321,086)	(6,848,571)
Euro	State Street	USD	March 31, 2026	(764,931,467)	(904,114,106)	(902,797,704)	1,316,402
Japanese Yen	State Street	USD	January 05, 2026	(629,611,024)	(4,236,548)	(4,021,326)	215,222
Japanese Yen	State Street	USD	January 30, 2026	(582,015,048)	(3,859,199)	(3,725,895)	133,304
Japanese Yen	State Street	USD	February 27, 2026	(582,015,048)	(3,765,314)	(3,734,236)	31,078
Japanese Yen	State Street	USD	March 31, 2026	(582,015,049)	(3,753,970)	(3,744,748)	9,222
Norwegian Krone	State Street	USD	January 30, 2026	(173,110,851)	(17,368,167)	(17,175,393)	192,774
Norwegian Krone	State Street	USD	February 27, 2026	(189,273,120)	(18,513,311)	(18,774,764)	(261,453)
Norwegian Krone	State Street	USD	March 31, 2026	(173,110,851)	(17,152,638)	(17,166,759)	(14,121)
Norwegian Krone	Marlin Equity Partners	USD	May 18, 2026	(13,125,000)	(1,295,337)	(1,300,772)	(5,435)
Swedish Krona	State Street	USD	January 02, 2026	(98,041,666)	(10,410,153)	(10,650,344)	(240,191)
Swedish Krona	State Street	USD	January 30, 2026	(101,756,707)	(10,946,073)	(11,070,862)	(124,789)
Swedish Krona	State Street	USD	February 27, 2026	(123,881,716)	(13,102,913)	(13,496,541)	(393,628)
Swedish Krona	State Street	USD	March 31, 2026	(122,228,664)	(13,351,864)	(13,340,283)	11,581
					(3,851,247,709)	(3,877,573,441)	(26,325,732)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(2,671,592,287)	$(2,693,144,248)	$(21,551,961)

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements

December 31, 2025 (Unaudited)

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end management investment company operating as an interval fund. The Fund operates under an Agreement and Declaration of Trust, as most recently amended and restated on September 15, 2021 (the “Declaration of Trust”). The Fund operates as a diversified fund, which means that at least 75% of the value of its total assets is represented by cash and cash items, government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer. Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares (“Shares”). The Fund’s Registration Statement currently offers Class I Shares. Only Class I Shares have been issued as of December 31, 2025.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans; (v) investing in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investing in bank loans including securities representing ownership or participation in a pool of such loans; and (vii) investing in special purpose vehicles (“SPVs”) and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

Consolidation of Subsidiaries

Each subsidiary was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund includes the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. A list of the subsidiaries that hold assets is as follows as of December 31, 2025:

Subsidiary	Inception Date	Net Assets of Subsidiary	Percentage of Fund's Total Net Assets
CCLF SPV LLC ("CCLF SPV")	February 3, 2020	$6,850,982,210	21.70%
MCCW Holdings, LLC ("CCLF MCCW")	April 15, 2021	286,774,710	0.91%
CCLF Holdings LLC (“CCLF HOLD”)	May 25, 2021	27,582,842	0.09%
CCLF Holdings (D1) LLC (“CCLF HOLD (D1)”)	July 26, 2021	454,781	0.00%
CCLF Holdings (D2) LLC (“CCLF HOLD (D2)”)	July 26, 2021	2,198,845,923	6.97%
CCLF Holdings (D3) LLC (“CCLF HOLD (D3)”)	March 16, 2022	15,526,876	0.05%
KCLF Holdings LLC (“KCLF Holdings”)	June 14, 2022	1,133,396,759	3.59%
1585 Koala Holdings, LLC (“Koala Holdings”)	July 25, 2022	110,524	0.00%
CW Point LLC (“CW Point”)	February 1, 2023	451,892,262	1.43%
CCLF-B SPV LLC (“CCLF-B SPV”)	February 17, 2023	39,141,795	0.12%
CCLF Holdings (D11) LLC (“CCLF HOLD (D11)”)	March 31, 2023	36,216,578	0.11%
CCLF Holdings (D13) LLC (“CCLF HOLD (D13)”)	May 4, 2023	127,204,967	0.40%
Fivemile River Funding LLC (“Fivemile River Funding”)	May 8, 2023	4,960,507	0.02%
CCLF Holdings (D16) LLC (“CCLF HOLD (D16)”)	May 12, 2023	200,586,107	0.64%
Madison Avenue SPV LLC (“Madison Avenue SPV”)	May 12, 2023	252,121,102	0.80%
CCLF Holdings (D7) LLC (“CCLF HOLD (D7)”)	July 7, 2023	1,430,943,661	4.53%
Madison Avenue CLO SPV LLC (“Madison Avenue CLO”)	July 13, 2023	699,808	0.00%
CCLF Holdings (D18) LLC (“CCLF HOLD (D18)”)	August 1, 2023	35,370,892	0.11%
CCLF Holdings (D20) LLC (“CCLF HOLD (D20)”)	August 10, 2023	302,501,008	0.96%
SR CW LLC ("SR CW")	September 23, 2023	366,248,694	1.16%
CCLF Holdings (D23) LLC (“CCLF HOLD (D23)”)	September 26, 2023	9,476,776	0.03%
KCLF Holdings II LLC (“KCLF Holdings II”)	September 26, 2023	493,528,202	1.56%
CCLF Holdings (D26) LLC (“CCLF HOLD (D26)”)	October 25, 2023	1,467,773	0.00%
Steamboat SPV LLC (“Steamboat SPV”)	October 25, 2023	382,571,584	1.21%
CCLF Holdings (D25) LLC (“CCLF HOLD (D25)”)	October 26, 2023	8,502	0.00%
CCLF Holdings (D27) LLC (“CCLF HOLD (D27)”)	October 26, 2023	11,358,715	0.04%
CCLF Holdings (D30) LLC (“CCLF HOLD (D30)”)	November 9, 2023	784,487	0.00%
CCLF Holdings (D31) LLC (“CCLF HOLD (D31)”)	November 9, 2023	508,692	0.00%
CCLF Holdings (D32) LLC (“CCLF HOLD (D32)”)	November 9, 2023	151,481	0.00%
CCLF Holdings (D34) LLC (“CCLF HOLD (D34)”)	February 20, 2024	74,940,757	0.24%
CCLF Holdings (D33) LLC (“CCLF HOLD (D33)”)	February 21, 2024	-	0.00%
CCLF Holdings (D35) LLC (“CCLF HOLD (D35)”)	February 21, 2024	5,686,720	0.02%
CCLF Holdings (D37) LLC (“CCLF HOLD (D37)”)	February 28, 2024	178,158,457	0.56%
CCLF Holdings (D38) LLC (“CCLF HOLD (D38)”)	February 28, 2024	256,304,696	0.81%
CCLF Holdings (D39) LLC (“CCLF HOLD (D39)”)	February 28, 2024	39,028	0.00%
CCLF Holdings (D40) LLC (“CCLF HOLD (D40)”)	February 28, 2024	169,060,156	0.54%
ASP Prima LLC (“ASP Prima”)	March 13, 2024	58,056,890	0.18%
CCLF Holdings (D41) LLC (“CCLF HOLD (D41)”)	March 13, 2024	285,390,366	0.90%
CCLF Holdings (D43) LLC (“CCLF HOLD (D43)”)	April 25, 2024	11,275,458	0.04%
CCLF Holdings (D44) LLC (“CCLF HOLD (D44)”)	April 25, 2024	99,442,507	0.31%
CCLF Holdings (D45) LLC (“CCLF HOLD (D45)”)	April 25, 2024	588,462	0.00%
CCLF Holdings (D46) LLC (“CCLF HOLD (D46)”)	April 25, 2024	29,673,760	0.09%
CCLF Holdings (D47) LLC (“CCLF HOLD (D47)”)	April 29, 2024	267,179,043	0.85%
CCLF Holdings (D48) LLC (“CCLF HOLD (D48)”)	April 29, 2024	208,322,195	0.66%
CCLF Holdings (D49) LLC (“CCLF HOLD (D49)”)	April 29, 2024	117,878,213	0.37%
CCLF Holdings (D50) LLC (“CCLF HOLD (D50)”)	April 29, 2024	210,989,525	0.67%
CCLF Holdings (D51) LLC (“CCLF HOLD (D51)”)	April 29, 2024	337,212,662	1.07%
CCLF Holdings (D52) LLC (“CCLF HOLD (D52)”)	August 6, 2024	371,295,135	1.18%
CCLF Holdings (D53) LLC (“CCLF HOLD (D53)”)	August 6, 2024	17,668,607	0.06%
CCLF Holdings (D54) LLC (“CCLF HOLD (D54)”)	August 6, 2024	344,821,235	1.09%
CCLF Holdings (D55) LLC (“CCLF HOLD (D55)”)	August 6, 2024	156,774,494	0.50%
CCLF Holdings (D56) LLC (“CCLF HOLD (D56)”)	August 6, 2024	199,856,768	0.63%
CCLF Holdings (D61) LLC (“CCLF HOLD (D61)”)	August 6, 2024	15,371,285	0.05%
ASP Riva Glade LLC (“ASP Riva Glade”)	September 18, 2024	29,280,283	0.09%
CCLF Holdings (D63) LLC (“CCLF HOLD (D63)”)	February 7, 2025	10,257,644	0.03%
CCLF Holdings (D64) LLC (“CCLF HOLD (D64)”)	February 7, 2025	1,345,898	0.00%
CCLF Holdings (D65) LLC (“CCLF HOLD (D65)”)	February 7, 2025	23,000,684	0.07%
CCLF Holdings (D66) LLC (“CCLF HOLD (D66)”)	February 7, 2025	36,308,634	0.12%
CCLF Holdings (D67) LLC (“CCLF HOLD (D67)”)	February 7, 2025	34,592,554	0.11%
CCLF Holdings (D68) LLC (“CCLF HOLD (D68)”)	February 7, 2025	710,136	0.00%
CCLF Vandalion LLC (“Vandalion”)	July 1, 2025	28,590,797	0.09%
CCLF Holdings (D73) LLC (“CCLF HOLD (D73)”)	August 19, 2025	24,930,479	0.08%
CCLF Holdings (D75) LLC (“CCLF HOLD (D75)”)	August 19, 2025	42,373,960	0.13%
CCLF Holdings (D81) LLC (“CCLF HOLD (D81)”)	August 19, 2025	1	0.00%

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of December 31, 2025.

CCLF SPV, CCLF MCCW, CCLF HOLD (D1), CCLF HOLD (D2), KCLF Holdings, Koala Holdings, CW Point, CCLF-B SPV, CCLF HOLD (D11), CCLF HOLD (D13), Fivemile River Funding, Madison Avenue SPV, CCLF HOLD (D16), CCLF HOLD (D7), Madison Avenue CLO, CCLF HOLD (D20), SR CW, KCLF Holdings II, CCLF HOLD (D23), Steamboat SPV, CCLF HOLD (D26), CCLF HOLD (D25), CCLF HOLD (D27), CCLF HOLD (D31), CCLF HOLD (D32), CCLF HOLD (D34), CCLF HOLD (D35), CCLF HOLD (D37), CCLF HOLD (D38), CCLF HOLD (D39), CCLF HOLD (D40), CCLF HOLD (D41), ASP Prima, CCLF HOLD (D43), CCLF HOLD (D44), CCLF HOLD (D46), CCLF HOLD (D47), CCLF HOLD (D48), CCLF HOLD (D49), CCLF HOLD (D50), CCLF HOLD (D51), CCLF HOLD (D52), CCLF HOLD (D53), CCLF HOLD (D54), CCLF HOLD (D55), CCLF HOLD (D56), CCLF HOLD (D61), ASP Riva Glade, CCLF HOLD (D63), CCLF HOLD (D64), CCLF HOLD (D65), CCLF HOLD (D66), CCLF HOLD (D67), CCLF HOLD (D68), Vandalion, CCLF HOLD (D73), CCLF HOLD (D75), and CCLF HOLD (D81) are disregarded entities for income tax purposes. CCLF HOLD, CCLF HOLD (D3), CCLF HOLD (D6), CCLF HOLD (D18), CCLF HOLD (D30), CCLF HOLD (D33), and CCLF HOLD (D45) are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of December 31, 2025, the Fund had twenty-one outstanding forward currency contracts purchased long and twenty-five outstanding forward currency contracts sold short, with total notional value of 1,800,267,215 and (6,726,356,046), respectively.

Interest Rate Swap Contracts

The Fund may engage in various swap transactions, including interest rate agreements, primarily to manage risk, or as alternatives to direct investments. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and received floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. The change in fair value of the interest rate swaps is offset by a change in the carrying value of the fixed rate debt. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of December 31, 2025, the Fund had forty outstanding interest rate swap contracts with total notional value of $6,526,000,000.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in CLOs and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of December 31, 2025, the Fund received $1,705,686 in commitment fees. As of December 31, 2025, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $6,880,436,159, $6,884,020,233, and $22,495,551, respectively.

Borrower	Type	Principal Amount
1364720 B.C. LTD	Delayed Draw	$4,510,590
1364720 B.C. LTD	Delayed Draw	885,022
1364720 B.C. LTD	Revolver	1,497,006
15484880 Canada, Inc.	Delayed Draw	595,746
15484880 Canada, Inc.	Delayed Draw	47,683
15484880 Canada, Inc.	First Lien Term Loan	11,552
15484880 Canada, Inc.	Revolver	270,655
2080 Media, Inc.	Delayed Draw	2,811,028
360 Holdco, Inc.	Revolver	1,078,124
360 Partners, LLC	Delayed Draw	3,043,478
360 Partners, LLC	Revolver	1,739,130
760203 N.B. Ltd.	Revolver	349,084
A&J Holdco, LLC	Delayed Draw	3,214,742
A&J Holdco, LLC	Revolver	1,233,871
A1 Garage Equity, LLC	Revolver	1,515,151
AAH Topco, LLC	Delayed Draw	11,969,119
AAH Topco, LLC	Revolver	423,729
AArete Investment, LLC	Delayed Draw	6,657,459
AArete Investment, LLC	Revolver	2,965,116
AB Care Acquisition, Inc.	Revolver	2,631,579
AB Centers Acquisition Corporation	Delayed Draw	1,830,021
AB Centers Acquisition Corporation	Revolver	1,953,341
ABC Legal Holdings, LLC	Delayed Draw	2,249,197
ABC Legal Holdings, LLC	Revolver	1,398,184
Abracon Group Holding, LLC	Delayed Draw	2,857,068
AC Blackpoint Acquisition, Inc.	Delayed Draw	660,290
AC Blackpoint Acquisition, Inc.	Delayed Draw	2,956,521
AC Blackpoint Acquisition, Inc.	Revolver	985,507
Accel International Holdings, Inc.	Revolver	7,721,299
Accelevation LLC	Delayed Draw	2,108,615
Accelevation LLC	Revolver	1,895,385
Accommodations Plus Technologies LLC	Revolver	161,745
Accordion Partners LLC	Delayed Draw	8,955,437
Accordion Partners LLC	Delayed Draw	5,970,292
Accordion Partners LLC	Revolver	2,460,467
Accordion Partners LLC	Revolver	3,478,261
Accurate Finance Sub, LLC	Delayed Draw	1,575,000
Accurate Finance Sub, LLC	Revolver	787,500
Accuserve Solutions, Inc.	Delayed Draw	5,978,113
Accuserve Solutions, Inc.	Revolver	4,218,750
Acentra Holdings, LLC	Delayed Draw	2,464,647
Acentra Holdings, LLC	Revolver	1,735,776
ACP Oak Buyer, Inc.	Delayed Draw	704,225
ACP Oak Buyer, Inc.	Revolver	3,169,014
Acumatica Holdings, Inc.	Revolver	13,330,000
Adelaide Borrower, LLC	Delayed Draw	5,874,422
Adelaide Borrower, LLC	Revolver	3,038,759
Adonis Bidco Inc.	Delayed Draw	1,600,476
Adonis Bidco Inc.	First Lien Term Loan	49,345
Adonis Bidco Inc.	Revolver	722,989
Advantage HCS LLC	Delayed Draw	9,590,772
Advantage Surveillance, LLC	Revolver	720,000
AeriTek Global Holdings LLC	Revolver	219,745
Aero Operating LLC	Revolver	819,514
Affinity Hospice Intermediate Holdings, LLC	Delayed Draw	1,207,641
Afore Insurance Services, LLC	Delayed Draw	3,177,000
Afore Insurance Services, LLC	Delayed Draw	1,635,265
Afore Insurance Services, LLC	Revolver	635,000
AHR Intermediate, Inc.	Delayed Draw	1,173,680
AI Athena Aus BidCo Pty Ltd	Delayed Draw	1,608,651
AirX Climate Solutions, Inc.	Delayed Draw	10,067,114
AirX Climate Solutions, Inc.	Revolver	1,258,389
AIS Holdco, LLC	Revolver	3,000,000
Alcami Corporation	Revolver	2,404,110
Alcresta Therapeutics, Inc.	Delayed Draw	779,273
Alcresta Therapeutics, Inc.	Revolver	102,472

Borrower	Type	Principal Amount
Alcrete LLC	Delayed Draw	2,799,000
Alcrete LLC	Revolver	669,625
Aldinger Company	Delayed Draw	29,647
Aldinger Company	Delayed Draw	519,232
Aldinger Company	Revolver	224,527
Alkeme Intermediary Holding LLC	Delayed Draw	17,258,723
Alkeme Intermediary Holding LLC	Revolver	2,523,916
All Day AcquisitionCo, LLC	Revolver	1,475,410
Allied Benefit Systems Intermediate LLC	Delayed Draw	4,116,181
Allied Power Group, LLC	Delayed Draw	4,626,060
Allied Power Group, LLC	Revolver	771,010
Allworth Financial Group, L.P.	Delayed Draw	8,469,725
Allworth Financial Group, L.P.	Revolver	944,061
Alpine Acquisition Corp.	Revolver	95,887
Alpine Intel Intermediate 2, LLC (fka Claims Automation Intermediate 2, LLC)	Delayed Draw	46,250,001
Amba Buyer, Inc.	Delayed Draw	9,445,869
AMCP Clean Acquisition Company, LLC	Delayed Draw	382,559
Americhem, Inc.	Delayed Draw	5,274,098
Americhem, Inc.	Revolver	3,735,819
AmeriLife Holdings, LLC	Delayed Draw	1,632,082
AmeriLife Holdings, LLC	Revolver	792,585
AmeriLife Holdings, LLC	Revolver	2,745,049
Amerit Fleet Parent, LLC	Delayed Draw	2,609,825
Amerit Fleet Parent, LLC	Revolver	1,640,908
AMI Buyer, Inc.	Revolver	1,393,508
Ampirical Solutions, LLC	Delayed Draw	5,973,451
Ampirical Solutions, LLC	Revolver	1,592,920
Analytic Partners, LP	Revolver	1,236,807
Anthracite Buyer, INC.	Revolver	2,000,000
Any Hour, LLC	Delayed Draw	6,875,635
Any Hour, LLC	Revolver	609,137
AP Adhesives Holdings, LLC	Delayed Draw	1,350,983
AP Adhesives Holdings, LLC	Revolver	702,006
Apex Service Partners, LLC	Delayed Draw	22,385,743
Apex Service Partners, LLC	Delayed Draw	7,951,429
Apex Service Partners, LLC	Delayed Draw	14,478
Apex Service Partners, LLC	First Lien Term Loan	20,853
Apex Service Partners, LLC	Revolver	2,223,221
Appfire Technologies, LLC	Delayed Draw	4,850,000
Appfire Technologies, LLC	Delayed Draw	2,235,346
Appfire Technologies, LLC	Revolver	770,000
Applied Technical Services, LLC	Delayed Draw	4,080,336
Applied Technical Services, LLC	Delayed Draw	1,224,101
Applied Technical Services, LLC	Revolver	7,088,365
Aprio Advisory Group, LLC	Delayed Draw	14,987,295
Aprio Advisory Group, LLC	Delayed Draw	23,000,000
Aprio Advisory Group, LLC	Revolver	750,000
Apryse Software Corp.	Revolver	11,862,245
Aptean, Inc.	Delayed Draw	19,805,149
Aptean, Inc.	Revolver	5,880,803
Aptean, Inc.	Revolver	268,052
Aptive Environmental, LLC	Delayed Draw	1,639,676
Aptive Environmental, LLC	Revolver	522,738
Aptive Environmental, LLC	Revolver	3,365,633
AQ Sunshine, Inc.	Delayed Draw	5,127,680
AQ Sunshine, Inc.	Revolver	1,546,757
Arax MidCo, LLC	Delayed Draw	795,119
Arax MidCo, LLC	Revolver	1,779,310
Arcfield Acquisition Corp.	Revolver	3,771,429
Archduke Buyer, INC.	Revolver	684,459
Archer Acquisition, LLC	Delayed Draw	12,877
Archer Acquisition, LLC	Delayed Draw	17,216
Archer Acquisition, LLC	Revolver	13,059
Arcline Liberty Buyer LLC	Delayed Draw	2,903,226
Arcline Liberty Buyer LLC	Revolver	1,935,484
Arcoro Holdings Corp.	Revolver	1,956,522
Arden Insurance Services LLC	Revolver	33,293
Ares Holdings LLC	Delayed Draw	1,106,324
Ares Holdings LLC	Revolver	1,899,384
Ark Data Centers, LLC	Delayed Draw	2,285,360
Ark Data Centers, LLC	Revolver	474,880
Armada Parent, Inc.	Revolver	2,368,599
Armada Parent, Inc.	Revolver	1,011,591
Arnhem Bidco GMBH	Delayed Draw	74,014

Borrower	Type	Principal Amount
Arrow Borrower 2025, Inc.	Revolver	3,884,892
Arrow, Inc.	Delayed Draw	1,387,013
Arrow, Inc.	Revolver	966,000
Articulate Global, LLC	Revolver	1,988,356
Artifact Bidco, Inc.	Delayed Draw	23,010
Artifact Bidco, Inc.	Revolver	16,435
Artivion, Inc.	Delayed Draw	2,137,502
ASC Ortho Management Company, LLC	Revolver	106,899
Ascend Partner Services LLC	Delayed Draw	25,128,495
Ascend Partner Services LLC	Revolver	8,026,936
ASG III, LLC	Revolver	500,000
ASP Global Holdings, LLC	Delayed Draw	1,439,361
ASP Global Holdings, LLC	Revolver	285,545
Associated Spring US, LLC	Delayed Draw	4,636,991
Associated Spring US, LLC	Revolver	2,181,818
Associations, Inc.	Delayed Draw	7,467,261
Associations, Inc.	Delayed Draw	1,412,725
Associations, Inc.	Delayed Draw	2,299,854
Associations, Inc.	Revolver	1,746,315
Associations, Inc.	Revolver	141,110
Astra Service Partners, LLC	Delayed Draw	4,541,436
ATIS Acquisition, Inc.	Delayed Draw	1,857,928
ATIS Acquisition, Inc.	Revolver	739,130
Atlas Borrower, LLC	Revolver	11,147,436
Atomic Midco 2 Limited	Delayed Draw	5,535,750
Atomic Midco 2 Limited	Revolver	1,845,250
Attigo Health LLC	Revolver	685,000
AuditBoard, Inc.	Revolver	600,000
Aurora Plastics, LLC	Delayed Draw	1,046,139
Auveco Holdings, Inc.	Revolver	1,151,316
Avalon Health Services, LLC	Revolver	5,841,121
AVSC Holding Corp.	Revolver	192,434
AVSC Holding Corp.	Revolver	1,558,814
AWP Group Holdings, Inc.	Delayed Draw	17,003,278
AWP Group Holdings, Inc.	Revolver	7,296,704
AWT Merger Sub, Inc.	Delayed Draw	969,612
AWT Merger Sub, Inc.	Revolver	65,748
AWT Merger Sub, Inc.	Revolver	1,071,429
Azurite Intermediate	Revolver	499,000
Azurite Intermediate Holdings, Inc.	Revolver	1,244,515
Babylon Buyer, Inc.	Revolver	248,054
Badge 21 Midco Holdings LLC	Delayed Draw	6,944,444
Badge 21 Midco Holdings LLC	Delayed Draw	1,991,879
Badge 21 Midco Holdings LLC	Revolver	2,777,778
Badge 21 Midco Holdings LLC	Revolver	2,125,805
Badia Spices, LLC	Revolver	89,070
Baker Tilly Advisory Group, LP	Revolver	288,732
Bamboo US Bidco LLC	Delayed Draw	428,400
Bamboo US Bidco LLC	Delayed Draw	1,102,910
Banker's Toolbox, Inc.	Delayed Draw	1,610,578
Banyan Software Holdings, LLC	Revolver	463,532
Baxter Planning Systems, LLC	Delayed Draw	457,909
Baxter Planning Systems, LLC	Revolver	451,112
Bayou Intermediate II, LLC	Delayed Draw	4,667,895
Bayou Intermediate II, LLC	Revolver	3,725,640
BC Group Holdings, Inc.	Delayed Draw	1,297,024
BCPE Osprey Buyer, Inc.	Revolver	14,517
BCTO Bluebill Buyer, Inc.	Revolver	3,472,222
Beacon Pointe Harmony LLC	Delayed Draw	839,678
Beacon Pointe Harmony LLC	Revolver	639,000
Beacon Pointe Harmony, LLC	Delayed Draw	5,578,097
Beacon Pointe Harmony, LLC	Delayed Draw	2,195,794
Bellwether Buyer LLC	Delayed Draw	39,730,140
Bellwether Buyer LLC	Revolver	12,707,988
Bellwether Buyer LLC	Revolver	1,325,301
Belmont Buyer, Inc.	Delayed Draw	102,041
Belmont Buyer, Inc.	Revolver	63,224
Benecon Midco II LLC	Revolver	6,500,000
Benefit Street Technology	Revolver	2,416,667
Beta Finco BV	Delayed Draw	17,238,166
Beta Plus Technologies, Inc.	Revolver	1,541,000
Bigtime Software, Inc.	Revolver	2,327,586
Bingo Group Buyer, Inc.	Delayed Draw	2,354,750
Bingo Group Buyer, Inc.	Revolver	208,000
Bingo Group Buyer, Inc.	Revolver	365,539

Borrower	Type	Principal Amount
Biocare Medical LLC	Revolver	2,777,778
Birdie Bidco, Inc.	Delayed Draw	3,045,926
Birdie Bidco, Inc.	Revolver	1,324,267
Blackbird Purchaser, Inc.	Delayed Draw	2,780,764
Blackbird Purchaser, Inc.	Revolver	1,657,926
BlackHawk Industrial Distribution, Inc.	Delayed Draw	946,329
BlackHawk Industrial Distribution, Inc.	Revolver	43,204
Blades Buyer, Inc.	Delayed Draw	2,514,854
Blades Buyer, Inc.	Revolver	200,922
Blazing Star Shields Direct Parent, LLC	Revolver	2,518,596
Blue Bidco Limited	Delayed Draw	3,240,089
Blue Cloud Pediatric Surgery Centers, LLC	Delayed Draw	6,697,087
Blue Cloud Pediatric Surgery Centers, LLC	Revolver	1,240,201
Bluefin Holding, LLC	Revolver	4,208,758
Bluejack Fire Acquisition, Inc.	Delayed Draw	1,310,926
Bluejack Fire Acquisition, Inc.	Revolver	215,103
Bluesight, Inc.	Revolver	3,700,000
Bobtail Acquisitionco, LLC	Delayed Draw	1,446,285
Bobtail Acquisitionco, LLC	Revolver	395,956
Bonterra LLC	Delayed Draw	63,114,341
Bonterra LLC	Revolver	424,817
Bonterra LLC	Revolver	8,888,889
Bonterra LLC	Revolver	1,500,884
Bottomline Technologies, Inc.	Revolver	1,008,195
Bounteous, Inc.	Delayed Draw	9,875,392
Bounteous, Inc.	Delayed Draw	865,733
Bounteous, Inc.	Revolver	3,175,078
Bounteous, Inc.	Revolver	1,800,000
BPCP NSA Intermedco, Inc.	Revolver	1,265,823
BPI Intermediate Holdings, Inc.	Revolver	1,440,000
BradyIFS Holdings, LLC	Delayed Draw	723,608
BradyIFS Holdings, LLC	Revolver	2,028,774
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	670,426
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	9,000,000
Bridge Consumer Healthcare Intermediate LLC	Revolver	1,340,853
Bridger Aerospace Group Holdings, Inc.	Delayed Draw	7,396,621
Bridger Aerospace Group Holdings, Inc.	Revolver	1,988,783
BrightStar Group Holdings, Inc.	Revolver	445,810
Broadway Buyer LLC	Delayed Draw	11,040,180
Broadway Buyer LLC	Revolver	4,798,232
BSP- FL Holdings, Inc.	Delayed Draw	3,540,230
BSP- FL Holdings, Inc.	Revolver	840,805
Bulab Holdings, Inc.	Delayed Draw	5,214,878
Bulab Holdings, Inc.	Revolver	5,189,339
Bullhorn, Inc.	Delayed Draw	2,905,263
Bullhorn, Inc.	Revolver	1,824,561
BusinesSolver.com, Inc.	Delayed Draw	9,023,257
BusinesSolver.com, Inc.	Revolver	4,030,616
By Light Professional IT Services LLC	Revolver	2,234,436
Calcium Bidco Limited	Delayed Draw	9,375,000
Calcium Bidco Limited	Revolver	5,000,000
Caldwell & Gregory LLC	Delayed Draw	750,000
Caldwell & Gregory LLC	Revolver	3,000,000
Cambrex Corporation	Delayed Draw	1,461,069
Cambrex Corporation	Revolver	405,017
Cambrex Corporation	Revolver	842,274
Cambrex Corporation	Revolver	373,102
Camin Cargo Control Holdings, Inc.	Delayed Draw	83,400
Camin Cargo Control Holdings, Inc.	Revolver	65,833
Captive Resources Midco, LLC	Revolver	79,053
Carbon TopCo, Inc.	Revolver	2,739,726
CARDS-Live Oak Holdings, Inc.	Delayed Draw	915,338
CARDS-Live Oak Holdings, Inc.	Revolver	419,405
Career Certified, LLC	Delayed Draw	2,097,087
Career Certified, LLC	Revolver	4,660,194
Carr, Riggs and Ingram Capital, L.L.C.	Revolver	3,491,358
Cascade Purchaser, LLC	Revolver	514,014
Caseware International Inc.	Revolver	1,806,235
Castle Management Borrower LLC	Delayed Draw	2,500,000
Castle Management Borrower LLC	Revolver	13,310
Castle Management Borrower LLC	Revolver	1,025,000
CB Buyer, Inc.	Delayed Draw	3,696,791
CB Buyer, Inc.	Revolver	2,152,976
CC SAG Acquisition Corp.	Delayed Draw	401,968

Borrower	Type	Principal Amount
CC SAG Acquisition Corp.	Revolver	699,301
CCI Buyer, Inc.	Revolver	3,240,252
CD&R Reign Topco, Inc.	Delayed Draw	3,721,805
CDL Parent, Inc.	Revolver	50,378
Centegix Intermediate II, LLC	Delayed Draw	3,000,000
Centegix Intermediate II, LLC	Revolver	780,000
Central Storage & Warehouse LLC	Delayed Draw	44,727
Central Storage & Warehouse LLC	Delayed Draw	1,956,795
Cerity Partners Equity Holding LLC	Delayed Draw	11,419,680
Cerity Partners Equity Holding LLC	Revolver	863,328
Cerity Partners, LLC	Delayed Draw	9,951,984
Cerity Partners, LLC	Delayed Draw	36,805,019
Cerity Partners, LLC	Revolver	315,023
Cerity Partners, LLC	Revolver	497,729
Cerity Partners, LLC	Revolver	443,192
Certinia, Inc.	Delayed Draw	15,000,000
CF Newco, Inc.	Revolver	4,983,685
CFGI Holdings, LLC	Revolver	1,751,825
CFS Brands, LLC	Revolver	1,138,211
Charter Industries Holdings LLC	Delayed Draw	909,091
Charter Industries Holdings LLC	Revolver	1,363,636
Chase Intermediate, LLC	Delayed Draw	18,619,048
Chase Intermediate, LLC	Revolver	1,150,000
Cherry Bekaert Advisory LLC	Delayed Draw	995,049
Cherry Bekaert Advisory LLC	Delayed Draw	791,468
Cherry Bekaert Advisory LLC	Revolver	2,373,418
Chime Holdco, LLC	Revolver	750,469
Choice Financial Group, LLC	Delayed Draw	11,111,111
Chronicle Parent LLC	Delayed Draw	17,340,000
Chronicle Parent LLC	Revolver	6,296,297
Churchill OPCO Holdings LLC	Delayed Draw	76,129
Churchill OPCO Holdings LLC	Revolver	9,516
Cinelease, LLC	Revolver	1,344,831
Circana Group, L.P.	Revolver	963,363
Circana Group, L.P.	Revolver	2,576,014
Circauto Bidco AB	Delayed Draw	6,447,801
Circauto Bidco AB	Delayed Draw	14,659,488
ClearCapital Holdings, LLC	Delayed Draw	1,806,270
ClearCapital Holdings, LLC	Revolver	722,508
Cleo Communications Holding, LLC	Revolver	2,140,000
Climate Pros, LLC	Delayed Draw	16,500,000
ClubCorp Holdings, Inc.	Delayed Draw	407,551
ClubCorp Holdings, Inc.	Revolver	425,614
CMG Holdco, LLC	Delayed Draw	836,619
CMG Holdco, LLC	Delayed Draw	1,662,444
CMG Holdco, LLC	Revolver	200,302
Coating Place, LLC	Revolver	2,064,220
Cobalt Service Partners, LLC	Delayed Draw	13,526,471
Cobalt Service Partners, LLC	Revolver	3,176,471
Cobham Holdings, Inc.	Revolver	1,992,188
Coding Solutions Acquisition, Inc.	Delayed Draw	1,082,467
Coding Solutions Acquisition, Inc.	Delayed Draw	17,967,438
Coding Solutions Acquisition, Inc.	Delayed Draw	192,897
Coding Solutions Acquisition, Inc.	Revolver	2,204,784
Collision SP Subco, LLC	Delayed Draw	3,200,336
Collision SP Subco, LLC	Revolver	107,059
Comet Bidco Ltd.	Delayed Draw	3,543,508
Command Holding Corp.	Delayed Draw	932,203
Command Holding Corp.	Delayed Draw	3,389,830
Command Holding Corp.	Revolver	1,406,780
Community Management Holdings Midco 2, LLC	Delayed Draw	1,350,000
Community Management Holdings Midco 2, LLC	Delayed Draw	1,800,000
Community Management Holdings Midco 2, LLC	Revolver	675,000
Community Medical Acquisition Corp.	Revolver	1,031,510
ComPsych Investment Corp.	Delayed Draw	22,000,000
Computer Services, Inc.	Delayed Draw	2,596,735
Concord Global Acquisition, LLC	Delayed Draw	2,706,254
Concord Global Acquisition, LLC	Revolver	1,424,344
Consilio Midco Limited	Delayed Draw	8,955,224
Consilio Midco Limited	Delayed Draw	4,477,612
Consilio Midco Limited	Revolver	13,432,836
Consor Intermediate II, LLC	Delayed Draw	11,592,255
Consor Intermediate II, LLC	Revolver	2,636,620
Continental Buyer, Inc.	Delayed Draw	1,246,369

Borrower	Type	Principal Amount
Continental Buyer, Inc.	Revolver	11,285,716
Contractual Buyer, LLC	Revolver	3,000,000
Convera International Financial S.À R.L	Revolver	145,204
COP HomeTown Acquisitions, Inc.	Revolver	253,750
COP HomeTown Acquisitions, Inc.	Revolver	1,049,167
COP Village Green Acquisitions, Inc.	Delayed Draw	2,078,814
COP Village Green Acquisitions, Inc.	Revolver	1,247,289
CORA Health Holdings Corp.	Revolver	134,615
CoreRX, Inc.	Revolver	375
Coretrust Purchasing Group LLC	Delayed Draw	1,906,767
Coretrust Purchasing Group LLC	Revolver	4,511,278
Coreweave Compute Acquisition Co. II, LLC	Delayed Draw	3,371,879
Cority Software Inc.	Revolver	608,370
Coupa Holdings, LLC	Delayed Draw	4,018,297
Coupa Holdings, LLC	Revolver	3,076,772
CPC/Cirtec Holdings, Inc.	Revolver	868,217
CPC/Cirtec Holdings, Inc.	Revolver	88,272
CR Fitness Holdings, LLC	Delayed Draw	5,000,000
CR Fitness Holdings, LLC	Revolver	2,025,000
Cradle Lux Bidco S.A.R.L.	Delayed Draw	82,406
Cradle Lux Bidco S.A.R.L.	Delayed Draw	235,010
CRCI Longhorn Holdings, Inc.	Delayed Draw	19,411,765
CRCI Longhorn Holdings, Inc.	Delayed Draw	5,301,691
CRCI Longhorn Holdings, Inc.	Revolver	12,590,204
Credit Connection, LLC	Revolver	600,000
Creek Parent, Inc.	Revolver	23,248,856
Crete PA Holdco, LLC	Delayed Draw	5,000,000
Crete PA Holdco, LLC	Revolver	660,837
Crewline Buyer, Inc.	Revolver	5,222,499
CRS TH Holdings Corp	Delayed Draw	16,904,025
CRS TH Holdings Corp	Revolver	3,095,975
CRS TH Holdings Corp	Revolver	4,237,288
Crunch Holdings LLC	Revolver	198,043
Curia Global, Inc.	Revolver	5,373,333
Curriculum Associates, LLC	Delayed Draw	13,937,530
Curriculum Associates, LLC	Delayed Draw	9,908,566
CVP Holdco, Inc.	Revolver	2,353,141
CX Institutional, LLC	Delayed Draw	4,460,000
CX Institutional, LLC	Delayed Draw	566,000
Cyber U.S. Bidco LLC	Delayed Draw	1,992,308
Cyber U.S. Bidco LLC	Revolver	478,154
DA Blocker Corp.	Delayed Draw	7,278,184
DA Blocker Corp.	Revolver	2,426,061
Dalton Bidco Limited	Delayed Draw	390,668
Damotech Parent LLC	Delayed Draw	4,659,847
Databricks, Inc.	Delayed Draw	12,409,561
DataLink, LLC	Revolver	846,774
Davidson Hotel Company LLC	Delayed Draw	176,112
Davidson Hotel Company LLC	Revolver	95,904
Dawson Logan 2025-L5 - Class B	Delayed Draw	53,125,001
Dawson Logan 2025-L5 - Class C	Delayed Draw	70,625,001
Dawson Rated Fund 6-R2 LP	Delayed Draw	12,841,017
DCG Acquisition Corp.	Delayed Draw	375,940
DCG Acquisition Corp.	Delayed Draw	2,246,322
DCG Acquisition Corp.	Revolver	2,333,696
DecoPac, Inc.	Revolver	1,834,272
Deerfield Dakota Holding, LLC	Revolver	19,711,146
Deerfield Group LLC	Delayed Draw	2,944,739
Delorean Purchaser, Inc.	Revolver	3,430,542
Denali Bidco Ltd.	Delayed Draw	2,053,803
Denali Intermediate Holdings, Inc.	Revolver	2,094,536
Denali Midco 2 LLC	Delayed Draw	2,080,500
Dentive Capital, LLC	Delayed Draw	2,614,814
Diamond Mezzanine 24 LLC	Revolver	1,020,000
Diamond Mezzanine 24 LLC	Revolver	143,269
Diamondback Acquisition, Inc.	Delayed Draw	22,096,679
Diamondback Acquisition, Inc.	Revolver	11,928,584
DigiCert, Inc.	Revolver	426,943
Diligent Corporation	Delayed Draw	2,745,202
Diligent Corporation	Revolver	1,344,290
Dimension Energy LLC	Delayed Draw	925,657
DISA Holdings Corp.	Delayed Draw	97,471
DISA Holdings Corp.	Revolver	840,084
Discovery Buyer, L.P.	Delayed Draw	11,067,073
Discovery Buyer, L.P.	Revolver	7,500,000

Borrower	Type	Principal Amount
Dispatch Acquisition Holdings, LLC	Revolver	10,256,410
Diverzify Intermediate LLC	Delayed Draw	17,142,857
Divisions Holding Corporation	Revolver	90,148
DLRdmv LLC	Delayed Draw	941,176
DLRdmv LLC	Revolver	941,176
DMC Holdco, LLC	Revolver	2,611,724
DOCS MSO LLC	Revolver	1,612,903
DOXA Insurance Holdings LLC	Delayed Draw	41,320
DOXA Insurance Holdings LLC	Revolver	9,069
DOXA Insurance Holdings LLC	Revolver	20,018
Doxim, Inc.	Revolver	249,836
DriveCentric Holdings, LLC	Delayed Draw	17,912,273
Drogon Bidco, Inc.	Delayed Draw	13,010,921
DRS Holdings III, Inc.	Revolver	11,426
DT Intermediate Holdco	Delayed Draw	5,763,317
DT Intermediate Holdco	Revolver	476,167
DT1 Midco Corp.	Delayed Draw	2,726,133
DT1 Midco Corp.	Delayed Draw	3,081,257
DT1 Midco Corp.	Revolver	1,090,453
DT1 Midco Corp.	Revolver	465,517
DTI Holdco, Inc.	Revolver	874,917
Durare Bidco, LLC	Delayed Draw	1,893,939
Durare Bidco, LLC	Revolver	909,091
Duraserv LLC	Delayed Draw	59,269
Duro Dyne National Corp.	Delayed Draw	9,868,421
Duro Dyne National Corp.	Delayed Draw	2,837,624
Duro Dyne National Corp.	Revolver	9,868,421
Duro Dyne National Corp.	Revolver	2,837,624
Dwyer Instruments, LLC	Revolver	1,344,225
Dwyer Instruments, LLC	Revolver	125,071
Dwyer Instruments, LLC	Revolver	15,194
Dwyer Instruments, LLC	Revolver	1,614,276
Eagan Parent, Inc.	Delayed Draw	4,323,870
Eagan Parent, Inc.	Revolver	2,306,064
Eagle Family Foods, Inc.	Revolver	3,955,056
Eagle U.S. Purchaser, Inc.	Revolver	6,898,427
Early Stage Solutions, LLC	Delayed Draw	3,369,210
Early Stage Solutions, LLC	Revolver	1,728,675
East River Bidco GmbH	Delayed Draw	5,976,623
EBS Parent Holdings Inc.	Delayed Draw	3,052,798
EBS Parent Holdings Inc.	Revolver	1,134,418
Eclipse Buyer, Inc.	Delayed Draw	10,225,332
Eclipse Buyer, Inc.	Revolver	4,189,944
Eclipse Buyer, Inc.	Revolver	8,476
EdgeCo Buyer, Inc.	Delayed Draw	2,296,332
EdgeCo Buyer, Inc.	Revolver	1,451,381
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	16,236,376
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	25,000,000
Edmunds GovTech, Inc.	Delayed Draw	9,071,429
EDPO, LLC	Delayed Draw	2,434,295
EDPO, LLC	Delayed Draw	393,333
EDPO, LLC	Revolver	795,203
Einstein Parent, Inc.	Revolver	5,508,560
EIS Legacy Holdco, LLC	Delayed Draw	302,085
EIS Legacy Holdco, LLC	Revolver	250,000
Elk Bidco, Inc	Delayed Draw	301,180
Elk Bidco, Inc	Revolver	271,062
Elliott Davis Advisory, LLC	Delayed Draw	452,982
Elliott Davis Advisory, LLC	Revolver	423,743
ELM Debtco, LLC	Delayed Draw	70,227
ELM Debtco, LLC	Revolver	78,992
EMB Purchaser, Inc.	Delayed Draw	333,537
EMB Purchaser, Inc.	Revolver	263,312
Embark Intermediate Holdings, LLC	Delayed Draw	5,803,612
Embark Intermediate Holdings, LLC	Revolver	1,463,415
Emburse, Inc.	Delayed Draw	7,072,368
Emburse, Inc.	Revolver	7,072,368
Emergence Mobility Technologies, Inc.	Delayed Draw	3,958,000
Emergence Mobility Technologies, Inc.	Revolver	515,000
Empower Intermediate HoldCo, LLC	Delayed Draw	2,319,588
Empower Intermediate HoldCo, LLC	Revolver	1,546,392
Empower Payments Investor, LLC	Delayed Draw	3,205,041
Empower Payments Investor, LLC	Delayed Draw	1,128,462
Empower Payments Investor, LLC	Delayed Draw	5,613,531
Empower Payments Investor, LLC	Revolver	3,676,331

Borrower	Type	Principal Amount
Empyrean Solutions LLC	Delayed Draw	4,976,959
Empyrean Solutions LLC	Revolver	1,866,359
Endurance PT Technology Buyer Corporation	Revolver	320,083
ENT MSO LLC	Delayed Draw	876,675
ENT MSO LLC	Revolver	958,114
ENV BIDCO A.B.	Delayed Draw	1,015,771
Enverus Holdings, Inc.	Delayed Draw	60,212,315
Enverus Holdings, Inc.	Delayed Draw	22,198
Enverus Holdings, Inc.	Delayed Draw	318,379
Enverus Holdings, Inc.	Revolver	14,604,396
Enverus Holdings, Inc.	Revolver	196,017
Enverus Holdings, Inc.	Revolver	985,313
EPFS Buyer, Inc.	Delayed Draw	3,433,018
EPFS Buyer, Inc.	Revolver	2,288,678
Equinox Buyer LLC	Revolver	103,851
ERC TOPCO Holdings, Inc.	Revolver	122,792
eResearchTechnology, Inc.	Delayed Draw	995,052
eResearchTechnology, Inc.	Revolver	692,471
ESG Investments, Inc.	Delayed Draw	2,491,071
ESG Investments, Inc.	Revolver	2,142,857
ESHA Intermediate, LLC	Delayed Draw	5,181,347
ESHA Intermediate, LLC	Revolver	3,730,570
Eshipping, LLC	Delayed Draw	2,686,747
Eshipping, LLC	Revolver	1,175,452
Espressor Bidco Inc.	Delayed Draw	2,830,865
Espressor Bidco Inc.	Revolver	1,258,162
Essential Services Holding Corporation	Delayed Draw	2,081,784
Essential Services Holding Corporation	Revolver	780,669
Everbridge Holdings, LLC	Delayed Draw	3,377,778
Everbridge Holdings, LLC	Revolver	2,222,222
Evolent Health LLC	Revolver	220
Exactcare Parent, Inc.	Revolver	1,032,787
Excel Fitness Holdings, Inc.	Delayed Draw	2,613,424
Excelitas Technologies Corp.	Delayed Draw	1,945,304
Excelitas Technologies Corp.	Revolver	351,770
Exemplis LLC	Revolver	9,523,810
Expereo USA, Inc.	Delayed Draw	562,692
Expereo USA, Inc.	First Lien Term Loan	33,357
Expereo USA, Inc.	Revolver	268,370
Exterro LLC	Delayed Draw	6,057,692
F&M Buyer LLC	Delayed Draw	7,164,179
F&M Buyer LLC	Revolver	3,134,328
F12 Canada Acquisition INC.	Delayed Draw	4,394,248
F12 Canada Acquisition INC.	Revolver	1,815,805
Fastener Distribution Holdings, LLC	Delayed Draw	483,828
FC Compassus, LLC	Delayed Draw	390,158
Fenix Topco, LLC	Delayed Draw	126,410
Fenix Topco, LLC	Delayed Draw	5,312,683
Fever Labs, Inc.	Delayed Draw	337,838
Fever Labs, Inc.	Revolver	171,925
FH DMI Buyer, Inc.	Delayed Draw	11,976,810
FH DMI Buyer, Inc.	Revolver	3,932,977
Financial-Information-Technologies, LLC	Delayed Draw	2,640,000
Financial-Information-Technologies, LLC	Revolver	2,500,000
Financière N SAS	Delayed Draw	22,699,929
Finastra USA, Inc.	Revolver	6,864,661
Finastra USA, Inc.	Revolver	1,394,344
Firebird Acquisition Corp, Inc.	Delayed Draw	1,979,167
Firebird Acquisition Corp, Inc.	Revolver	3,173,729
FL Hawk Intermediate Holdings, Inc.	Revolver	34,965
Flexera LLC	First Lien Term Loan	8,407,952
Flexera Software LLC	Revolver	6,739,236
Flint OpCo, LLC	Delayed Draw	406,429
Flint OpCo, LLC	Delayed Draw	8,363,404
Flint OpCo, LLC	Revolver	1,026,252
Flow Control Solutions, Inc.	Delayed Draw	956,743
Flow Control Solutions, Inc.	Revolver	666,031
Flow Control Solutions, Inc.	Revolver	35,246
Flow Intermediate II, LLC	Delayed Draw	1,483,784
Flow Intermediate II, LLC	Revolver	2,761,486
Flow Traders Holding, LLC	Revolver	7,015,301
FLS Holding, Inc.	Revolver	25,000
Fortis Solutions Group, LLC	Delayed Draw	4,876,667
Fortis Solutions Group, LLC	Revolver	1,941,579
Fortna AR, LLC	Revolver	5

Borrower	Type	Principal Amount
Forward Keystone Holdings, LP	Delayed Draw	89,017
Foundation Consumer Brands, LLC	Revolver	385,309
Foundation Risk Partners, Corp.	Delayed Draw	26,849,834
Foundation Risk Partners, Corp.	Delayed Draw	2,330,040
Foundation Risk Partners, Corp.	Revolver	359,993
Foundation Risk Partners, Corp.	Revolver	6,899,614
Foundation Risk Partners, Corp.	Revolver	2,706,815
Fourth Enterprises LLC	Delayed Draw	4,833,284
Fourth Enterprises LLC	Revolver	1,917,574
FQ Buyer, Inc.	Delayed Draw	10,675,872
FQ Buyer, Inc.	Revolver	5,350,378
FR Vision Holdings, Inc.	Delayed Draw	375,779
FR Vision Holdings, Inc.	Revolver	352,951
Fraizer & Deeter Advisory, LLC	Delayed Draw	217,100
Fraizer & Deeter Advisory, LLC	Revolver	220,780
FreshPure Buyer, Inc.	Delayed Draw	5,000,000
Frontline Road Safety Operations, LLC	Delayed Draw	18,157,781
Frontline Road Safety Operations, LLC	First Lien Term Loan	1,858
Frontline Road Safety Operations, LLC	Revolver	302,310
Frontline Road Safety Operations, LLC	Revolver	534,343
FSS Buyer LLC	Revolver	1,610,390
Fullsteam Operations LLC	Delayed Draw	24,348,638
Fullsteam Operations LLC	Revolver	7,452,387
Future Fiber Finco, LLC	Delayed Draw	2,857,143
Future Fiber Finco, LLC	Revolver	293,578
FYi Eye Care Services and Products Inc.	Delayed Draw	1,059,799
G702 Buyer, Inc.	Revolver	179,170
Gainsight, Inc.	Revolver	2,816,332
Galileo Parent, Inc.	Revolver	1,008,729
Galway Borrower, LLC	Delayed Draw	60,640,180
Galway Borrower, LLC	Revolver	6,941,462
GarageCo Intermediate II, LLC	Delayed Draw	13,084,274
GarageCo Intermediate II, LLC	Revolver	3,925,282
Gas Media Holdings, LLC	Delayed Draw	2,125,000
Gas Media Holdings, LLC	Revolver	637,500
Gateway US Holdings, Inc.	Delayed Draw	1,302,280
Gateway US Holdings, Inc.	Revolver	854,815
Gateway US Holdings, Inc.	Revolver	1,059,583
Gator Plastic Intermediate Holdings, LLC	Revolver	2,991,516
GB Eagle Parent, Inc.	Delayed Draw	23,386,830
GB Eagle Parent, Inc.	Revolver	8,395,035
GC Waves Holdings Inc	Delayed Draw	18,598,763
Generator US Buyer, Inc.	Delayed Draw	301,372
Generator US Buyer, Inc.	Revolver	18,218
Geo TopCo Corporation	Revolver	40,352
Gestion ABS Bidco, Inc.	Delayed Draw	5,199,498
Gestion ABS Bidco, Inc.	Revolver	1,106,276
GHP-VGS Purchaser LLC	Delayed Draw	846,845
GHP-VGS Purchaser LLC	Revolver	261,058
GHX Ultimate Parent Corporation	Revolver	6,981,599
Global Music Rights	Revolver	10,763,497
GMES, LLC	Delayed Draw	6,382,979
GMES, LLC	Revolver	3,829,787
GMF Parent, Inc.	Delayed Draw	10,478,181
GMF Parent, Inc.	Revolver	3,130,459
GNX HBS Parent, LLC	Delayed Draw	1,973,538
GNX HBS Parent, LLC	Revolver	855,798
Goldeneye Parent, LLC	Revolver	11,778,997
GovBrands Intermediate, Inc.	Revolver	514,852
GovDelivery Holdings, LLC	Delayed Draw	1,194,000
GovDelivery Holdings, LLC	Delayed Draw	293,312
GovDelivery Holdings, LLC	Revolver	11,164,316
GovDelivery Holdings, LLC	Revolver	455,961
Graffiti Buyer, Inc.	Delayed Draw	969,839
Graffiti Buyer, Inc.	Delayed Draw	3,236,979
Graffiti Buyer, Inc.	Revolver	2,522,321
Great Kitchens Food Company, Inc.	Revolver	593,220
Grid Alliance Partners, LLC	Delayed Draw	3,946,795
Grid Alliance Partners, LLC	Revolver	2,564,103
Grit Buyer, Inc.	Delayed Draw	812,247
Grit Buyer, Inc.	Revolver	292,207
Ground Penetrating Radar Systems, LLC	Delayed Draw	3,891,090
Ground Penetrating Radar Systems, LLC	Revolver	1,440,594
GS Acquisitionco, Inc.	Delayed Draw	5,690,000
GS Acquisitionco, Inc.	Delayed Draw	1,078,000
GS Acquisitionco, Inc.	Delayed Draw	817,626
GS Acquisitionco, Inc.	Delayed Draw	143,594
GS Acquisitionco, Inc.	Revolver	396,193

Borrower	Type	Principal Amount
GS Acquisitionco, Inc.	Revolver	107,323
GS Acquisitionco, Inc.	Revolver	690,589
GS Seer Group Borrower LLC	Delayed Draw	391,657
GS Seer Group Borrower LLC	Revolver	550,459
GSV Holding, LLC	Revolver	1,602,036
GTCR BC Purchaser, Inc.	Delayed Draw	2,212,627
GTCR BC Purchaser, Inc.	Revolver	1,180,068
Guardian Restoration Partners Buyer, LLC	Delayed Draw	343,979
Guava Buyer LLC	Delayed Draw	2,675,159
Guava Buyer LLC	Revolver	2,738,853
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC - Class C	Private Collateralized Loan Obligation	19,720,677
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC - Class D	Private Collateralized Loan Obligation	19,720,677
GuidePoint Security Holdings, LLC	Revolver	178,320
HALO Buyer, Inc.	Revolver	880,435
Harvey Tool Company, LLC	Delayed Draw	249,317
Harvey Tool Company, LLC	Revolver	253,807
HASA Acquisition, LLC	Delayed Draw	755,279
HASA Acquisition, LLC	Revolver	479,917
HBH Buyer, LLC	Delayed Draw	302,789
HBH Buyer, LLC	Revolver	750
HBWM Intermediate II, LLC	Revolver	1,418,809
Headlands Buyer, Inc.	Delayed Draw	252,791
Headlands Buyer, Inc.	Revolver	123,663
Health Buyer LLC	Delayed Draw	4,899
Health Buyer LLC	Revolver	3,884
Health Plan One, Inc.	Delayed Draw	1,788,964
Health Plan One, Inc.	Revolver	4,672,897
HealthMark Holdings GP, LLC	Delayed Draw	6,568,146
HealthMark Holdings GP, LLC	Delayed Draw	4,159,825
HealthMark Holdings GP, LLC	Revolver	6,481,478
HeartLand PPC Buyer, LLC	Delayed Draw	4,027,300
HeartLand PPC Buyer, LLC	Revolver	672,711
HeartLand PPC Buyer, LLC	Revolver	126,443
Heights Buyer, LLC	Delayed Draw	248,810
Helibron Midco B.V.	Delayed Draw	3,202,809
Helium Acquirer Corporation	Delayed Draw	9,973,995
Helium Acquirer Corporation	Revolver	2,209,080
HemaSource, Inc.	Delayed Draw	15,000,000
HemaSource, Inc.	Revolver	4,125,000
Heniff Holdco, LLC	Revolver	210,366
HGC Holdings, LLC	Delayed Draw	852,077
HGC Holdings, LLC	Revolver	407,045
Higginbotham Insurance Agency, Inc.	Delayed Draw	17,987,440
Higginbotham Insurance Agency, Inc.	Delayed Draw	5,213,684
High Bar Brands Operating, LLC	Delayed Draw	1,912,493
High Bar Brands Operating, LLC	Revolver	1,508,774
High Street Buyer, Inc.	Delayed Draw	26,115,944
Higher Logic, LLC	Revolver	700,930
Hills Distribution, Inc.	Delayed Draw	525,766
Hills Distribution, Inc.	Revolver	700
Himalaya Topco LLC	Delayed Draw	2,583,736
Himalaya Topco LLC	Revolver	1,114,192
Home Service Topco IV, Inc.	Delayed Draw	2,924,254
Home Service Topco IV, Inc.	Delayed Draw	776,395
Home Service Topco IV, Inc.	Revolver	1,066,677
Horizon Avionics Buyer, LLC	Delayed Draw	16,803,044
Horizon Avionics Buyer, LLC	Revolver	6,464,247
Horizon Avionics Buyer, LLC	Revolver	3,345,836
HP RSS Buyer, Inc.	Delayed Draw	8,982,021
HP RSS Buyer, Inc.	Delayed Draw	11,800,560
HP TLE Buyer, Inc.	Revolver	7,213,115
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	104,838,003
HS Spa Holdings, Inc.	Revolver	211,374
HSI Halo Acquisition, Inc.	Delayed Draw	1,056,624
HSI Halo Acquisition, Inc.	Revolver	1,711,863
HT Intermediary III, Inc.	Delayed Draw	3,849,350
HT Intermediary III, Inc.	Revolver	107,143
HT Intermediary III, Inc.	Revolver	1,336,363
HuFriedy Group Acquisition LLC	Delayed Draw	1,229,946
Hydraulic Technologies USA LLC	Revolver	1,700,190
Hyland Software, Inc.	Revolver	2,262,444
Hyphen Solutions, LLC	Delayed Draw	4,361,186
Hyphen Solutions, LLC	Revolver	1,714,286
Hyphen Solutions, LLC	Revolver	902,426

Borrower	Type	Principal Amount
Icefall Parent, Inc.	Revolver	753,958
iCIMS, Inc.	Revolver	1,148,571
ID Label Holdings, Inc.	Revolver	666,667
Ideal Components Acquisition, LLC	Delayed Draw	8,931,298
Ideal Components Acquisition, LLC	Revolver	6,450,382
IEQ MIDCO III, LLC	Delayed Draw	745,120
IFH Franchisee Holdings LLC	Delayed Draw	626,715
IFH Franchisee Holdings LLC	Revolver	333
IG Investment Holdings, LLC	Revolver	6,036,689
IG Investment Holdings, LLC	Revolver	1,850,068
Imagine 360 LLC	Delayed Draw	2,404,220
Imagine 360 LLC	Revolver	1,023,922
Imagine Acquisitionco, Inc.	Revolver	1,157,556
Indigo Buyer, Inc.	Delayed Draw	15,843,333
Indigo Buyer, Inc.	Delayed Draw	655,850
Indigo Buyer, Inc.	Revolver	2,000,000
Infinity Home Services Holdco, Inc.	Delayed Draw	2,605,114
Infucare RX Inc	Revolver	3,200,000
InhabitIQ, Inc.	Delayed Draw	4,471,829
InhabitIQ, Inc.	Revolver	2,794,893
Innovetive Petcare, LLC	Delayed Draw	1,441,659
Innovetive Petcare, LLC	Delayed Draw	256,481
Inovex Information Systems Incorporated	Delayed Draw	3,279,857
Inovex Information Systems Incorporated	Revolver	696,970
Inszone Mid, LLC	Delayed Draw	8,906,250
Inszone Mid, LLC	Revolver	593,750
Integrated Power Services Holdings, Inc.	Delayed Draw	4,461,060
Integrated Power Services Holdings, Inc.	Revolver	1,878,714
Integrity Marketing Acquisition, LLC	Delayed Draw	1,712,490
Integrity Marketing Acquisition, LLC	Delayed Draw	9,358,097
Integrity Marketing Acquisition, LLC	Revolver	3,857,356
Integrity Marketing Acquisition, LLC	Revolver	5,650,370
INTEL 471, Inc.	Delayed Draw	9,687,500
Invicti Intermediate 2, LLC	Revolver	1,090,909
IQN Holding Corp.	Delayed Draw	1,262,567
IQN Holding Corp.	Delayed Draw	4,242,424
IQN Holding Corp.	Revolver	202,139
Iris Buyer LLC	Delayed Draw	317,076
Iris Specialty Acquisition LLC	Delayed Draw	4,949,887
Iris Specialty Acquisition LLC	Revolver	4,355,901
ISC CG Buyer, LLC	Delayed Draw	8,543,305
ISC CG Buyer, LLC	Revolver	1,749,065
ISPN Intermediate, LLC	Revolver	1,190,476
IvyRehab Intermediate II, LLC	Delayed Draw	20,940,000
IvyRehab Intermediate II, LLC	Revolver	736,842
IXOPay, Inc.	Delayed Draw	3,475,000
IXOPay, Inc.	Revolver	765,000
J.S. Held Holdings LLC	Delayed Draw	1,862,328
J.S. Held Holdings LLC	Revolver	1,005,702
Jams Buyer LLC	Delayed Draw	572,052
Jams Buyer LLC	Revolver	319,668
Jeppesen Holdings, LLC	Revolver	6,370,193
Jeppesen Holdings, LLC	Revolver	3,697,183
JFL-Atomic Acquisitionco, Inc.	Delayed Draw	1,250,572
JFL-Atomic Acquisitionco, Inc.	Revolver	667,328
JFL-WD Acquisitionco, Inc.	Delayed Draw	375,290
JFL-WD Acquisitionco, Inc.	Revolver	375,290
JHCC Holdings LLC	Delayed Draw	1,097,618
JKC Parent, Inc.	Revolver	331,537
Jonathan Acquisition Company	Revolver	545,455
Jones Fish Hatcheries & Distributors, LLC	Delayed Draw	1,028,559
Jones Fish Hatcheries & Distributors, LLC	Revolver	278,479
JSG II, INC	Delayed Draw	5,036,284
JSG II, INC	Revolver	1,990,168
JTM Foods, LLC	Revolver	50,523
JTM Foods, LLC	Revolver	30,058
JTM Foods, LLC	Revolver	316,573
KabaFusion Parent LLC	Revolver	250,000
KabaFusion Parent LLC	Revolver	2,500,000
Kairos Bidco Limited	Revolver	1,350,000
Kano Intermediate, Inc.	Delayed Draw	5,117,846
Kano Intermediate, Inc.	Revolver	1,279,461
KANT Bidco Ltd.	Delayed Draw	11,423,567
KANT Bidco Ltd.	Revolver	3,998,248

Borrower	Type	Principal Amount
Kattegat Project Bidco AB	Revolver	75,731
Keel Platform, LLC	Delayed Draw	4,219,068
Keel Platform, LLC	Delayed Draw	2,602,824
Kelso Industries LLC	Delayed Draw	243,523
Kenco PPC Buyer, LLC	Revolver	968,900
KENE Acquisition, Inc.	Revolver	1,387,971
KENE Acquisition, Inc.	Revolver	1,716,166
KENG Acquisition, Inc.	Delayed Draw	16,444,961
KENG Acquisition, Inc.	Revolver	4,683,999
King Risk Partners, LLC	Delayed Draw	505,875
King Risk Partners, LLC	Revolver	242,143
KL Charlie Acquisition Company	Delayed Draw	623,398
KL Charlie Acquisition Company	Revolver	2,016,130
KL Hilltop Acquisition, LLC	Delayed Draw	6,222,096
KL Hilltop Acquisition, LLC	Revolver	2,903,294
Kleinfelder Intermediate LLC	Delayed Draw	1,032,787
Kleinfelder Intermediate LLC	Revolver	1,475,410
Klick, Inc.	Delayed Draw	6,593,407
Klick, Inc.	Revolver	6,593,407
Kline Hill Partners LP	Delayed Draw	2,450,000
Kline Hill Partners LP	Revolver	980,000
Koala Investment Holdings, Inc.	Delayed Draw	8,413,502
Koala Investment Holdings, Inc.	Revolver	3,547,288
Kodiak Buyer, LLC	Delayed Draw	3,880,544
Kodiak Buyer, LLC	Revolver	3,104,435
Kona Buyer, LLC	Delayed Draw	4,370,327
KPA Parent Holdings, Inc.	Delayed Draw	2,540,025
KPA Parent Holdings, Inc.	Revolver	1,778,017
Kpler Finance SA	Delayed Draw	3,888,889
Kpler Finance SA	Revolver	777,778
KRIV Acquisition Inc.	Delayed Draw	13,040,514
KRIV Acquisition Inc.	Delayed Draw	6,012,728
KRIV Acquisition Inc.	Delayed Draw	3,309,077
KRIV Acquisition Inc.	Revolver	1,182,304
KRIV Acquisition Inc.	Revolver	623,199
KRIV Acquisition Inc.	Revolver	2,734,164
KWOL Acquisition, Inc.	Delayed Draw	672,751
KWOL Acquisition, Inc.	Revolver	6,729,724
KWOL Acquisition, Inc.	Revolver	800,881
KWOR Acquisition, Inc.	Delayed Draw	3,200,000
KWOR Acquisition, Inc.	Revolver	2,300,000
LabVantage Solutions, Inc.	Revolver	454,000
Last Dance Intermediate II, LLC	Delayed Draw	2,919,143
Last Dance Intermediate II, LLC	Delayed Draw	6,779,661
Last Dance Intermediate II, LLC	Revolver	3,434,651
LAV Gear Holdings, Inc.	Revolver	607,118
LeadsOnline, LLC	Revolver	1,176,470
LeadVenture, Inc.	Delayed Draw	3,970,370
LeadVenture, Inc.	Revolver	2,370,370
Leantaas Holdings, Inc.	Delayed Draw	48,650
LeaseCrunch, LLC	Revolver	735,000
Legends Hospitality Holding Company, LLC	Delayed Draw	685,039
Legends Hospitality Holding Company, LLC	Revolver	3,366,420
LEHR Upfitters, LLC	Delayed Draw	973,745
LEHR Upfitters, LLC	Revolver	1,141,260
LH Holding Company, LLC	Delayed Draw	6,452,832
LH Holding Company, LLC	Revolver	2,920,561
LHS Borrower, LLC	Revolver	6,946,567
Lido Advisors, LLC	Revolver	58,333
Life Science Intermediate Holdings, LLC	Delayed Draw	3,820,000
Life Science Intermediate Holdings, LLC	Revolver	4,516
Lightbeam Bidco, Inc.	Delayed Draw	929,416
Lightbeam Bidco, Inc.	Delayed Draw	2,935,777
Lightbeam Bidco, Inc.	Revolver	218,111
Lighthouse Buyer, Inc.	Delayed Draw	12,500,000
Lighthouse Buyer, Inc.	Revolver	2,000,000
Lighthouse Parent Holdings, Inc.	Revolver	3,461,538
Lindstrom, LLC	Revolver	4,073,953
Litera Bidco LLC	Delayed Draw	4,598,006
Litera Bidco LLC	Delayed Draw	928,312
Litera Bidco LLC	Revolver	341,799
LivTech Purchaser, Inc.	Delayed Draw	206,783
LivTech Purchaser, Inc.	Revolver	274,865
LJ Avalon Holdings, LLC	Delayed Draw	9,754,270

Borrower	Type	Principal Amount
LJ Avalon Holdings, LLC	Revolver	1,810,345
LJ Avalon Holdings, LLC	Revolver	3,842,081
Lobos Parent, Inc.	Delayed Draw	8,126,973
Lobos Parent, Inc.	Revolver	5,892,055
LogRhythm, Inc.	Revolver	1,676,925
Lonestar Midco I LLC	Revolver	2,102,564
Low Voltage Holdings Inc.	Delayed Draw	10,661,873
Low Voltage Holdings Inc.	Revolver	9,821,888
Low Voltage Holdings Inc.	Revolver	663,115
LR Orion Bidco Limited	Delayed Draw	13,824,490
LR Orion Bidco Limited	Revolver	6,411,183
Lubricant Engineers Holding Corp.	Delayed Draw	413,762
Lubricant Engineers Holding Corp.	Revolver	266,943
LVF Holdings, Inc.	Delayed Draw	2,608,696
Magneto Components Buyco, LLC	Delayed Draw	3,636,364
Magneto Components Buyco, LLC	Revolver	3,030,303
MAI Capital Management Intermediate LLC	Delayed Draw	8,783,477
MAI Capital Management Intermediate LLC	Revolver	6,388,645
Majco LLC	Delayed Draw	12,794,000
Majco LLC	Revolver	4,545,455
Mammoth Holdings, LLC	Revolver	1,261,364
Management Consulting & Research, LLC	Delayed Draw	1,966,904
Management Consulting & Research, LLC	Revolver	2,059,374
Mandrake BidCo, Inc.	Revolver	724,000
ManTech International Corporation	Delayed Draw	8,004,837
ManTech International Corporation	Revolver	4,196,489
Margaritaville Enterprises LLC	Revolver	312,500
Mari Events Midco LLC	Delayed Draw	7,983
Marina Acquisition, Inc.	Revolver	875,212
Markon, LLC	Revolver	3,333,333
Maverick Bidco, Inc.	Delayed Draw	4,558,487
Maverick Bidco, Inc.	Revolver	1,444,954
Maverick Bidco, Inc.	Revolver	795,366
MB2 Dental Solutions, LLC	Delayed Draw	220,712
MB2 Dental Solutions, LLC	Delayed Draw	2,510,685
MB2 Dental Solutions, LLC	Delayed Draw	11,897,450
MB2 Dental Solutions, LLC	Revolver	189,308
MBS Holdings, Inc.	Revolver	1,271,186
Mc Group Ventures Corporation	Delayed Draw	81,731
Mc Group Ventures Corporation	Delayed Draw	7,211,539
MedX Holdings, LLC	Delayed Draw	34,534,334
MedX Holdings, LLC	Revolver	13,620,077
MEI Buyer, LLC	Revolver	2,287,317
Merative LP	Delayed Draw	16,000,000
Merative LP	Revolver	14,000,000
Mercury Bidco LLC	Revolver	3,061,224
Merit Financial Group, LLC	Delayed Draw	2,665,505
Merit Software Finance Holdings, LLC	Delayed Draw	854,511
Merit Software Finance Holdings, LLC	Revolver	214,133
Meta Buyer LLC	Delayed Draw	4,970,838
Meta Buyer LLC	Revolver	2,168,401
Metatiedot Bidco Oy	Delayed Draw	114,459
MGT Impact Holdings, LLC	Delayed Draw	4,936,462
MGT Impact Holdings, LLC	Revolver	378,621
MGT Merger Target, LLC	Revolver	433,862
Micro Holdings LLC	Delayed Draw	11,261,671
Micro Holdings LLC	Revolver	4,101,308
MicroStar Logistics LLC	Revolver	194
Millstone Medical Outsourcing, LLC	Revolver	2,012,579
Mindbody, Inc.	Revolver	1,428,571
Miraclon Corporation	Revolver	6,658,647
Mist Holding Co.	Delayed Draw	2,408,261
Mist Holding Co.	Revolver	1,068,545
ML Holdco, Inc.	Delayed Draw	5,657,640
MN Acquisition, Inc.	Revolver	208,821
Moderna, Inc	Delayed Draw	5,399,999
Modernizing Medicine, Inc.	Revolver	3,808,680
Momentum Textiles, LLC	Revolver	619,890
Monarch Buyer, Inc.	Delayed Draw	2,513,095
Monarch Buyer, Inc.	Revolver	1,222,587
Monotype Imaging Holdings, Inc.	Delayed Draw	2,555,172
Monotype Imaging Holdings, Inc.	Revolver	5,172,414
Monroe Engineering Group LLC	Delayed Draw	1,775,906
Monroe Engineering Group LLC	Delayed Draw	5,397,294

Borrower	Type	Principal Amount
Montecristo Buyer, Inc.	Delayed Draw	16,666,667
Montecristo Buyer, Inc.	Revolver	6,666,667
Moonlight Parent, Inc.	Delayed Draw	3,066,038
Moonlight Parent, Inc.	Revolver	1,839,623
More Cowbell II LLC	Delayed Draw	5,790,526
More Cowbell II LLC	Revolver	10,065,261
Motion & Control Enterprises LLC	Delayed Draw	2,785,793
Motor Vehicle Software Corporation	Revolver	1,243,544
Mountain Parent, Inc.	Delayed Draw	11,655,000
Mountain Parent, Inc.	Delayed Draw	2,975,411
Mountain Parent, Inc.	Revolver	7,802,883
Mountainside Fitness Acquisitions, LLC	Delayed Draw	2,373,000
Mountainside Fitness Acquisitions, LLC	Revolver	950,000
Movati Athletic Group, Inc.	Delayed Draw	3,645,924
Movati Athletic Group, Inc.	Revolver	408,734
Movati Athletic Group, Inc.	Revolver	2,053,219
MPLT Debt Merger Sub, LP	Revolver	2,336,449
mPulse Mobile, Inc.	Delayed Draw	2,115,385
mPulse Mobile, Inc.	Revolver	3,173,077
MRH Trowe Beteiligungsgesellschaft mbH	Delayed Draw	6,214,060
MRH Trowe Beteiligungsgesellschaft mbH	Revolver	3,495,135
MRI Software, LLC	Delayed Draw	8,297,707
MRI Software, LLC	Delayed Draw	1,315,045
MRI Software, LLC	Revolver	1,175,653
MRI Software, LLC	Revolver	6,441,264
MRI Software, LLC	Revolver	636,370
MRI Software, LLC	Revolver	199,249
MRI Software, LLC	Revolver	2,407,839
MRI Software, LLC	Revolver	3,961,710
MRO Corporation	Delayed Draw	1,471,514
MRO Corporation	Revolver	1,471,514
MRO Parent Corporaton	Delayed Draw	3,313,448
MRO Parent Corporaton	Revolver	3,650,815
MSIS Holdings, Inc.	Delayed Draw	1,040,005
MSIS Holdings, Inc.	Revolver	634,075
MWH Intermediate II, LLC	Delayed Draw	3,487,586
MWH Intermediate II, LLC	Revolver	896,552
National Dentex Labs, LLC	Revolver	9,195
National EC Services, INC.	Delayed Draw	21,023,128
National EC Services, INC.	Revolver	4,204,626
Navex Global Holdings Corporation	Delayed Draw	8,839,486
Navex Global Holdings Corporation	Revolver	5,843,183
NCP-MSI Buyer, Inc.	Delayed Draw	677,298
NCP-MSI Buyer, Inc.	Revolver	259
NDT Global Holding Inc.	Delayed Draw	4,293,333
NDT Global Holding Inc.	Revolver	3,833,333
Nelipak Holding Company	Delayed Draw	1,332,375
Nelipak Holding Company	Delayed Draw	6,961,205
Nelipak Holding Company	Revolver	2,220,625
Nelipak Holding Company	Revolver	759,721
Nellson Nutraceutical, LLC	Delayed Draw	585,059
Nellson Nutraceutical, LLC	Revolver	821,422
Net Health Acquisition Corp	Revolver	3,531,390
Netsmart Technologies, Inc.	Delayed Draw	10,789,000
Netsmart Technologies, Inc.	Revolver	11,005,000
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	7,231,778
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	8,287,677
Netwrix Corporation And Concept Searching, Inc.	Revolver	2,870,000
Next HoldCo, LLC	Delayed Draw	18,956,199
Next HoldCo, LLC	Revolver	7,114,624
NextPoint NewCo, LLC	Delayed Draw	3,288,390
NextPoint NewCo, LLC	Revolver	367,647
NFM & J, L.P.	Revolver	74,219
NL1 Acquire Corp.	Revolver	705,657
Nordahl Midco 4 S.A.R.L	Delayed Draw	16,696,801
North American Rail Solutions, LLC	Delayed Draw	2,273,892
North American Rail Solutions, LLC	Revolver	916,898
North American Rail Solutions, LLC	Revolver	1,662,935
North Haven Stack Buyer, LLC	Delayed Draw	27,238
North Haven Stack Buyer, LLC	Revolver	49,731
North Star Acquisitionco LLC	Revolver	2,198,398
Northstar Recycling, Inc.	Delayed Draw	27,574
Northstar Recycling, Inc.	Revolver	2,941,176
Northwinds holdings, Inc.	Delayed Draw	1,280,401

Borrower	Type	Principal Amount
Northwinds holdings, Inc.	Revolver	187,921
NS and Associates LLC	Revolver	1,630,379
Nxgen Buyer LLC	Revolver	5,438
Oak Funding LLC	Delayed Draw	11,187,545
Oakbridge Insurance Agency LLC	Delayed Draw	2,251,309
Oakbridge Insurance Agency LLC	Delayed Draw	575,571
Oakbridge Insurance Agency LLC	Revolver	518,135
OB Hospitalist Group	Revolver	2,862,595
Odeon Bidco	Delayed Draw	23,840,498
Odevo AB	Delayed Draw	1,965,768
OEConnection LLC	Delayed Draw	19,410,030
OEConnection LLC	Delayed Draw	5,871,036
OEConnection LLC	Revolver	5,111,823
OEConnection LLC	Revolver	8,453,806
OIA Acquisition, LLC	Revolver	1,221,429
OIS Management Services, LLC	Delayed Draw	1,290,055
OIS Management Services, LLC	Revolver	1,423,077
Oliver Packaging, LLC	Revolver	892,221
OLO Parent, Inc.	Revolver	1,997,180
Olympic Buyer, Inc.	Revolver	1,914,130
Omega Systems Intermediate Holdings, Inc.	Delayed Draw	5,130,000
Omega Systems Intermediate Holdings, Inc.	Revolver	1,950,000
Omni Fiber, LLC	Delayed Draw	3,333,333
Omnigo Software, LLC	Delayed Draw	44,213
Omnigo Software, LLC	Revolver	57,089
One, Inc.	Delayed Draw	2,456,061
One, Inc.	Revolver	982,424
OneCare Media, LLC	Revolver	400,000
oneZero Financial Systems, LLC	Delayed Draw	2,331,154
oneZero Financial Systems, LLC	Revolver	2,512,019
Onit, Inc.	Delayed Draw	5,688,678
Onit, Inc.	Delayed Draw	17,361,111
Onit, Inc.	Revolver	7,683,263
Ons Mso, LLC	Delayed Draw	251,463
Ons Mso, LLC	Revolver	182,678
Ons Mso, LLC	Revolver	2,561,022
Onyx-Fire Protection Services, Inc.	Delayed Draw	1,183,745
Onyx-Fire Protection Services, Inc.	Revolver	2,551,629
Opale Luxco SARL	Delayed Draw	4,866,667
Opale Luxco SARL	Revolver	1,200,444
Opale Luxco SARL	Revolver	593,753
Optimizely North America Inc.	Revolver	4,701,528
Opus Regulatory Buyer, Inc.	Delayed Draw	3,600,000
Opus Regulatory Buyer, Inc.	Revolver	1,200,000
Oracle Vision Holdco Limited	Delayed Draw	2,452,227
Org USME Buyer, LLC	Revolver	936,232
Orion Group FM Holdings, LLC	Delayed Draw	20,552,632
Orion Group FM Holdings, LLC	Revolver	5,789,474
Orion Group FM Holdings, LLC	Revolver	2,836,842
Orthodontic Partners, LLC	Delayed Draw	3,013,116
OSP Burns Purchaser, LLC	Delayed Draw	4,195,144
OSP Burns Purchaser, LLC	Revolver	3,092,783
OSP Hamilton Purchaser, LLC	Delayed Draw	24,846,071
OSP Hamilton Purchaser, LLC	Revolver	7,000,000
OSP Lakeside Intermediate Holdings 2, LLC	Revolver	2,590,000
Oxford Global Resources, Inc.	Revolver	128,823
P3R Bidco Limited	Delayed Draw	17,381,228
P3R Bidco Limited	Revolver	6,952,491
Packaging Coordinators Midco, Inc.	Delayed Draw	24,456,150
Packaging Coordinators Midco, Inc.	Delayed Draw	309,575
Packaging Coordinators Midco, Inc.	Delayed Draw	20,408,523
Packaging Coordinators Midco, Inc.	Delayed Draw	8,800,122
Packaging Coordinators Midco, Inc.	Delayed Draw	2,295,684
Packaging Coordinators Midco, Inc.	Revolver	7,258,879
Packaging Coordinators Midco, Inc.	Revolver	15,067,340
PAG Holding Corporation	Revolver	1,900,739
PAG Holding Corporation	Revolver	685,171
PAI Financing Merger Sub LLC	Revolver	2,250,000
Palmetto TE Borrower LLC	Delayed Draw	102,047
Pamlico Avant Holdings, L.P.	Revolver	1,474,384
Paradigm Living Concepts, LLC	Delayed Draw	4,736,842
Paradigm Living Concepts, LLC	Revolver	1,578,947
Pareto Buyer, LLC	Delayed Draw	13,151,928
Pareto Buyer, LLC	Revolver	8,767,951

Borrower	Type	Principal Amount
Pareto Health Intermediate Holdings, Inc.	Delayed Draw	14,842,360
Pareto Health Intermediate Holdings, Inc.	Delayed Draw	1,995,113
Pareto Health Intermediate Holdings, Inc.	Revolver	1,852,989
Paris US Holdco, Inc.	Delayed Draw	1,079,157
Paris US Holdco, Inc.	Revolver	707,562
Park Place Technologies, LLC	Delayed Draw	2,934,022
Park Place Technologies, LLC	Revolver	2,753,137
Parkview Health Services, LLC	Revolver	2,688,121
PAS Parent, Inc.	Delayed Draw	850,214
PAS Parent, Inc.	Delayed Draw	4,167,688
PAS Parent, Inc.	Revolver	51,476
PAS Parent, Inc.	Revolver	37,500
Pathstone Family Office, LLC	Revolver	1,712,739
Pathstone Family Office, LLC	Revolver	237,210
Pathstone Family Office, LLC	Revolver	771,931
Patriot Acquireco LLC	Revolver	909,091
Patriot Growth Insurance Services, LLC	Revolver	2,660,377
Pave America Holding, LLC	Delayed Draw	10,132,798
Pave America Holding, LLC	Revolver	7,249,262
Pavion Corp.	Delayed Draw	445,667
PC Dreamscape Opco, Inc.	Revolver	1,315,789
PCMI Parent, LLC	Revolver	178,239
PCMI Parent, LLC	Revolver	528,451
PCS Software, Inc.	Revolver	363,714
PDDS Holdco, Inc.	Revolver	258,628
PDI TA Holdings, Inc.	Revolver	1,096,775
PDQ.com Corporation	Delayed Draw	8,000,000
PDQ.com Corporation	Delayed Draw	9,017,810
PDQ.com Corporation	Revolver	1,390,609
PDQ.com Corporation	Revolver	8,343,653
PeachTree Buyer, Inc.	Delayed Draw	19,531,363
PeachTree Buyer, Inc.	Revolver	3,535,353
PeachTree Buyer, Inc.	Revolver	6,258,621
Pearl Acquisition Buyer, Inc.	Delayed Draw	9,137,930
Pearl Acquisition Buyer, Inc.	Revolver	3,189,655
Pediatric Home Respiratory Services LLC	Delayed Draw	4,800,000
Pediatric Home Respiratory Services LLC	Revolver	2,666,667
Penn TRGRP Holdings, LLC	Delayed Draw	1,230,006
Penn TRGRP Holdings, LLC	Delayed Draw	433,183
Penn TRGRP Holdings, LLC	Revolver	2,377,410
People Corporation	Delayed Draw	1,794,063
PerkinElmer U.S. LLC	Delayed Draw	5,659,018
PestCo, LLC	Delayed Draw	866,642
PestCo, LLC	Revolver	477,250
Pet Resort Hospitality Group Inc.	Delayed Draw	1,088,405
Petra Borrower, LLC	Revolver	850,000
Petrus Buyer, Inc.	Revolver	1,648,352
PetVet Care Centers, LLC	Delayed Draw	4,188,750
PetVet Care Centers, LLC	Revolver	4,669,875
PF Carrus Careers, LLC	Revolver	9,331,074
PH Beauty Holdings III, Inc.	Revolver	199,509
Phantom Purchaser, Inc.	Revolver	8,241,568
PharmaLink Buyer, LLC	Revolver	2,035,044
Pharmalogic Holdings Corp.	Delayed Draw	7,070,707
Phoenix 1 Buyer Corporation	Revolver	5,051,639
Phynet Dermatology LLC	Delayed Draw	11,133,125
Phynet Dermatology LLC	Revolver	25,377
Pike Corporation	Delayed Draw	4,546,697
Pike Corporation	Revolver	2,686,169
Pinnacle Dermatology Management, LLC	Revolver	850,515
Pinnacle Treatment Centers, Inc.	Revolver	789,576
PLA Buyer, LLC	Delayed Draw	842,866
PLA Buyer, LLC	Revolver	366,761
Plaskolite PPC Intermediate II LLC	Revolver	1,207,447
Play Holdings, Inc.	Revolver	1,725,168
Play Holdings, Inc.	Revolver	305,992
Playpower, Inc.	Revolver	3,282,828
Plus Bidco, LLC	Delayed Draw	4,850,207
Plus Bidco, LLC	Revolver	1,662,928
PMA Parent Holdings LLC	Revolver	427,679
Polyphase Elevator Holding Company	Delayed Draw	1,672,826
Polyphase Elevator Holding Company	Revolver	1,618,520
Poseidon IntermediateCo, Inc.	Delayed Draw	577,089
Poseidon IntermediateCo, Inc.	Revolver	295,990

Borrower	Type	Principal Amount
Power Grid Holdings, Inc.	Revolver	8,786,606
PowerGEM Buyer, Inc.	Delayed Draw	1,502,500
PowerGEM Buyer, Inc.	Revolver	3,500,000
POY Holdings, LLC	Delayed Draw	727,344
POY Holdings, LLC	Revolver	641,736
PPV Intermediate Holdings LLC	Delayed Draw	2,574,286
PPV Intermediate Holdings LLC	Revolver	2,220,817
Precision Concepts Parent, Inc.	Revolver	258,834
Precision Concepts Parent, Inc.	Revolver	179,986
Premier Care Dental Management, LLC	Delayed Draw	1,189,714
Premier Care Dental Management, LLC	Delayed Draw	141,560
Premier Care Dental Management, LLC	Delayed Draw	1,222,694
Premier Care Dental Management, LLC	Revolver	225,582
Premier Care Dental Management, LLC	Revolver	339,519
Premier Care Dental Management, LLC	Revolver	415,544
Premier Care Dental Management, LLC	Revolver	859,441
Premier Care Dental Management, LLC	Revolver	638,289
Premier Care Dental Management, LLC	Revolver	617,208
Premiere Buyer, LLC	Delayed Draw	294,982
Premiere Buyer, LLC	Revolver	156,525
Premise Health Holding Corp.	Delayed Draw	1,800,837
Premise Health Holding Corp.	Delayed Draw	874,119
Premise Health Holding Corp.	Revolver	660,584
Premise Health Holding Corp.	Revolver	1,765,928
Premium Group B2	Delayed Draw	4,182,812
Priority Waste Holdings LLC	Delayed Draw	17,886
Prism One Buyer, LLC	Revolver	4,225,000
Private Credit Fund C-1 SPV 2, LLC	Revolver	27,240,497
Process Insights Acquisition, Inc.	Delayed Draw	810,340
Process Insights Acquisition, Inc.	Revolver	46,189
ProcessUnity Holdings, LLC	Revolver	400,000
Project Accelerate Parent, LLC	Revolver	6,250,000
Project Alliance Buyer, LLC	Revolver	2,188,102
Project Cardinal Acquisition, LLC	Delayed Draw	344,866
Project Cardinal Acquisition, LLC	Revolver	139,099
Project Neptune BidCo GmBH	Delayed Draw	17,586,957
Project Pathfinder Borrower, LLC	Revolver	6,666,667
Propio LS, LLC	Revolver	447,447
Pros Parent, Inc.	Revolver	4,650,604
PT Intermediate Holdings III, LLC	Delayed Draw	3,177,391
PT&C Group, LLC	Delayed Draw	4,030,745
PT&C Group, LLC	Revolver	930,120
Puma Buyer, LLC	Revolver	6,067,057
Puma Buyer, LLC	Revolver	3,718,546
PumpTech, LLC	Delayed Draw	1,020,380
PumpTech, LLC	Revolver	321,662
QBS Parent, Inc.	Delayed Draw	32,841,717
QBS Parent, Inc.	Revolver	8,408,951
QBS Parent, Inc.	Revolver	7,206,351
QF Holdings, Inc.	Delayed Draw	3,504,835
QF Holdings, Inc.	Revolver	2,175,749
QF Holdings, Inc.	Revolver	201,754
QSR Acquisition Co.	Delayed Draw	10,170,000
QSR Acquisition Co.	Revolver	4,070,000
Quality Automotive Services, LLC	Delayed Draw	2,810,769
Quality Automotive Services, LLC	Revolver	1,477,132
Qualus Corp.	Delayed Draw	7,573,224
Qualus Power Services Corp.	Delayed Draw	44,500,000
Quest Analytics Inc.	Delayed Draw	38,359,589
Quest Analytics Inc.	Revolver	15,343,836
Quick Quack Car Wash Holdings, LLC	Delayed Draw	33,966,559
Quick Quack Car Wash Holdings, LLC	Revolver	2,333,333
Quirch Foods Holdings, LLC	Delayed Draw	2,250,000
QVF Acquisition, Inc.	Delayed Draw	1,818,182
QVF Acquisition, Inc.	Revolver	909,091
R&T Acquisitions, LLC	Delayed Draw	5,001,160
R&T Acquisitions, LLC	Revolver	2,308,228
R1 Holdings LLC	Delayed Draw	1
R1 Holdings LLC	Revolver	287,330
Race Winning Brands, Inc.	Revolver	1,770,833
Radwell Parent, LLC	Revolver	2,434,417
RailPros Parent, LLC	Delayed Draw	12,478,469
RailPros Parent, LLC	Revolver	6,239,640
Rally Buyer, Inc.	Revolver	1,003,978

Borrower	Type	Principal Amount
Ranger Buyer, Inc.	Revolver	1,923,077
Rarebreed Veterinary Partners, Inc.	Delayed Draw	22,500,000
Raven Buyer, Inc.	Delayed Draw	2,047,545
Raven Buyer, Inc.	Revolver	480,502
Rawlings Sports Goods Company, Inc.	Revolver	387
RB Holdings Interco, LLC	Revolver	761,794
RCP Fund II Borrower, LLC	Delayed Draw	10,000,000
RCP Nats Purchaser, LLC	Delayed Draw	9,603,545
RCP Nats Purchaser, LLC	Revolver	5,524,127
Reagent Chemical & Research, LLC	Revolver	583,000
Real Chemistry Intermediate III, Inc.	Delayed Draw	4,281,947
Real Chemistry Intermediate III, Inc.	Revolver	4,705,438
Recorded Book, Inc.	Revolver	362,986
Red Fox CD Acquisition Corporation	Delayed Draw	3,831,253
Redwood Services Group, LLC	Delayed Draw	10,424,752
Redwood Services Group, LLC	Delayed Draw	1,479,002
Redwood Services Group, LLC	Delayed Draw	966,090
Redwood Services Group, LLC	Revolver	447,283
RefrigiWear, LLC	Revolver	2,601,896
RefrigiWear, LLC	Revolver	5,863,331
Regent Holding Company, LLC	Revolver	1,917,293
Registrar Intermediate, LLC	Delayed Draw	219,974
Registrar Intermediate, LLC	Revolver	6,674
REP Behavioral Health, LLC	Delayed Draw	3,076,923
REP Behavioral Health, LLC	Revolver	920,513
Retail Services WIS Corporation	Delayed Draw	518,590
Revalize, Inc.	Revolver	204,300
Revival Animal Health, LLC	Delayed Draw	242,236
RFI Buyer, Inc.	Delayed Draw	1,755,862
RFI Buyer, Inc.	Revolver	405,158
RFS Opco LLC	Delayed Draw	772,912
Rialto Management Group, LLC	Revolver	296,913
Ridge Trail US Bidco, Inc.	Delayed Draw	15,957,447
Ridge Trail US Bidco, Inc.	Revolver	1,437,008
Ridge Trail US Bidco, Inc.	Revolver	2,445,971
Riskonnect Parent, LLC	Delayed Draw	40,000,000
Riskonnect Parent, LLC	Revolver	4,197,830
Riverside Assessments, LLC	Revolver	4,600,000
RJW Group Holdings, Inc.	Delayed Draw	4,637,681
RJW Group Holdings, Inc.	Delayed Draw	173,913
Rotation Buyer, LLC	Delayed Draw	355,924
Rotation Buyer, LLC	Revolver	125,149
RPC Topco, Inc.	Revolver	3,030,303
RPM Intermediate Holdings, Inc.	Delayed Draw	1,294,643
RPM Purchaser, Inc.	Delayed Draw	1,071,429
RTI Surgical, Inc.	Revolver	2,500,000
Runway Bidco, LLC	Delayed Draw	12,222,444
Runway Bidco, LLC	Revolver	6,148,121
Ruppert Landscape, LLC	Delayed Draw	129,190
Ruppert Landscape, LLC	Revolver	23,416
RWA Wealth Partners, LLC	Delayed Draw	1,371,277
RWA Wealth Partners, LLC	Revolver	484,504
Saab Purchaser, Inc.	Delayed Draw	16,384,026
Saab Purchaser, Inc.	Revolver	6,973,048
Saber Parent Holdings Corp.	Delayed Draw	3,704,331
Saber Parent Holdings Corp.	Revolver	1,616,199
Safari UK Bidco Limited	Delayed Draw	10,603,000
Safari UK Bidco Limited	Revolver	5,000,000
Safety Borrower Holdings LLC	Revolver	38,435
Safety Borrower Holdings LLC	Revolver	559,322
Saguaro Buyer, LLC	Delayed Draw	21,745,789
Saguaro Buyer, LLC	Delayed Draw	3,491,577
Saguaro Buyer, LLC	Revolver	7,656,968
Sako and Partners Lower Holdings LLC	Revolver	764,888
Sako and Partners Lower Holdings LLC	Revolver	4,512,195
Saldon Holdings, Inc.	Revolver	35,559
Sapphire Bidco S.A.R.L.	Delayed Draw	10,090,322
Sapphire Software Buyer, Inc.	Revolver	1,112,230
Saturn Borrower Inc.	Delayed Draw	2,539,149
Saturn Borrower Inc.	Revolver	853,154
SCHP Purchaser, Inc.	Revolver	3,367,857
SDC Holdco LLC	Revolver	1,590,100
SDG Mgmt Company, LLC	Delayed Draw	1,551,515
SDG Mgmt Company, LLC	Revolver	394,454

Borrower	Type	Principal Amount
Seahawk Bidco, LLC	Delayed Draw	771,818
Seahawk Bidco, LLC	Revolver	1,090,909
Secret Bidco Limited	Delayed Draw	1,938,895
Securonix, Inc.	Revolver	3,470,548
SEI Holding I Corporation	Delayed Draw	2,508,203
SEI Holding I Corporation	Delayed Draw	3,762,264
SEI Holding I Corporation	Revolver	2,442,805
Seismic Software, Inc.	Delayed Draw	7,993,721
Seismic Software, Inc.	Revolver	136,195
SEKO Global Logistics Network, LLC	Delayed Draw	248,561
Select Exterminating Intermediate II, LLC	Delayed Draw	3,674,740
Select Exterminating Intermediate II, LLC	Revolver	2,352,941
Sensei Holdco, LLC	Delayed Draw	2,602,000
Sensei Holdco, LLC	Revolver	867,000
Senske Acquisition, Inc.	Delayed Draw	24,997
Sentinel Buyer Corp.	Delayed Draw	6,954,317
SePro Holdings, LLC	Delayed Draw	5,416,667
Serengeti Bidco LLC	Delayed Draw	8,571,429
Serengeti Bidco LLC	Revolver	2,857,143
Severin Acquisition, LLC	Delayed Draw	10,582,835
Severin Acquisition, LLC	Revolver	8,031,496
SG Acquisition, Inc.	Revolver	3,643,725
Shackleton Bidco, Inc.	Delayed Draw	28,114,913
Shackleton Bidco, Inc.	Revolver	7,028,728
Shelby 2021 Holdings Corp.	Delayed Draw	29,639,008
Shermco Intermediate Holdings, Inc.	Delayed Draw	392,750
Shermco Intermediate Holdings, Inc.	Revolver	25,980
Shock Doctor Intermediate LLC	Revolver	2,099,664
Shout! Factory, LLC	Revolver	88,932
SIB Corp.	Delayed Draw	2,959,200
SIB Corp.	Revolver	214,922
Sigma Electric Manufacturing Corporation	Delayed Draw	74,669
Sigma Electric Manufacturing Corporation	Revolver	16,279
Sigma Irish Acquico Limited	Delayed Draw	1,495,447
Signant Finance One Limited	Delayed Draw	2,608,696
Signant Finance One Limited	Revolver	1,086,957
Silk Holdings III Corp.	Revolver	269,194
Simplicity Financial Marketing Group Holdings, Inc.	Delayed Draw	4,944,382
Simplicity Financial Marketing Group Holdings, Inc.	Revolver	4,738,267
SintecMedia NYC, Inc.	Revolver	762,712
Skylark UK Debtco Limited	Delayed Draw	3,267,193
Skyline BidCo	Delayed Draw	1,432,450
Slaine Holdings LLC	Delayed Draw	240,895
Slaine Holdings LLC	Revolver	435,147
Slavic401k, Inc.	Delayed Draw	3,937,008
Slavic401k, Inc.	Revolver	551,181
Sleep OpCo LLC and Helix Sleep, Inc.	Revolver	440,251
Smile Doctors, LLC	Revolver	2,208,481
Soleo Holdings, Inc.	Delayed Draw	1,055,493
Soleo Holdings, Inc.	Revolver	1,055,493
Solis Mammography Buyer, Inc.	Delayed Draw	545,165
Sonar Acquisitionco, Inc.	Revolver	2,264,151
Sonny's Enterprises, LLC	Revolver	534,718
Sonny's Enterprises, LLC	Revolver	233,434
Southern Air & Heat Holdings, LLC	First Lien Term Loan	23,209,565
Southpaw AP Buyer, LLC	Delayed Draw	1,986
Southpaw AP Buyer, LLC	Revolver	17,424
Spaceship Purchaser, Inc.	Delayed Draw	993,095
Spaceship Purchaser, Inc.	Delayed Draw	413,790
Spaceship Purchaser, Inc.	Revolver	927,593
Spanx, LLC	Revolver	10,483,738
Spark Purchaser, Inc.	Revolver	135,135
Specialized Dental Holdings II, LLC	Delayed Draw	830,780
Specialty Pharma III Inc.	Revolver	3,335,326
SpecialtyCare, Inc.	Delayed Draw	200,245
SpecialtyCare, Inc.	Revolver	37,590
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	648,831
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	1,739,130
Spectrum Safety Solutions Purchaser, LLC	Revolver	417,115
Spectrum Safety Solutions Purchaser, LLC	Revolver	763,926
Spectrum Safety Solutions Purchaser, LLC	Revolver	127,329
Speedstar Holding, LLC	Delayed Draw	1,035,000
Spindrift Beverage Co., Inc.	Delayed Draw	180,749
Spindrift Beverage Co., Inc.	Revolver	324,342

Borrower	Type	Principal Amount
Splash Car Wash, Inc.	Delayed Draw	1,116,279
Splash Car Wash, Inc.	Revolver	1,744,186
Spotless Brands, LLC	Delayed Draw	42,777,778
Spotless Brands, LLC	Revolver	247,189
Spruce Bidco II Inc.	Revolver	12,444,122
Spruce Bidco II Inc.	Revolver	7,637,615
SS MSP Holdings, Inc.	Delayed Draw	7,350,427
ST Athena Global LLC	Delayed Draw	934,107
ST Athena Global LLC	Revolver	2,977,831
Stack Sports Buyer, LLC	Delayed Draw	732,616
Stanton Carpet Corp.	Revolver	1,189,468
Stark International Lux	Revolver	4,143,851
STCH Intermediate Inc.	Revolver	363,481
Stepping Stones Healthcare Services, LLC	Delayed Draw	2,900,000
Stepping Stones Healthcare Services, LLC	Revolver	800,000
Sterilex LLC	Delayed Draw	159,070
Sterilex LLC	Revolver	500
Steward Partners Global Advisory, LLC	Delayed Draw	20,810,282
Steward Partners Global Advisory, LLC	Revolver	2,915,613
Summer Fridays, LLC	Revolver	2,592,593
Summit Buyer, LLC	Delayed Draw	4,320,652
Summit Buyer, LLC	Delayed Draw	24,456,522
Summit Buyer, LLC	Revolver	4,320,652
Summit Management Partners Intermediate, LLC	Delayed Draw	11,631,360
Summit Management Partners Intermediate, LLC	Revolver	2,423,000
SumUp Holdings MidCo S.A.R.L.	Delayed Draw	19,175,224
Sun Acquirer Corp.	Delayed Draw	3,380,036
Sun Acquirer Corp.	Revolver	243,455
Sunraycer HPS Borrower LLC	Delayed Draw	1,125,000
Sunshine Cadence Parent, LLC	Delayed Draw	25,289
Sunshine Cadence Parent, LLC	Revolver	17,734
Superman Holdings LLC	Revolver	1,934,236
SureScripts, LLC	Revolver	3,007,689
SureWerx Purchaser III, Inc.	Delayed Draw	1,000,000
SureWerx Purchaser III, Inc.	Revolver	1,509
SureWerx Purchaser III, Inc.	Revolver	1,300,000
SurfacePrep Buyer, LLC	Delayed Draw	1,571,400
SurfacePrep Buyer, LLC	Delayed Draw	748,620
SurfacePrep Buyer, LLC	Revolver	9,555,282
SV Newco 2, Inc.	Delayed Draw	59,591,496
SV Newco 2, Inc.	Revolver	4,687,499
SV-Areo Holdings, LLC	Delayed Draw	13,432,836
SW Ingredients Holdings, LLC	Delayed Draw	594,071
SWK Buyer, Inc.	Revolver	1,228,070
Swoop Intermediate III, Inc.	Delayed Draw	13,662,638
Swoop Intermediate III, Inc.	Delayed Draw	9,090,909
Swoop Intermediate III, Inc.	Revolver	7,584,516
Syndigo LLC	Revolver	1,184,834
TA Polaris Buyer, Inc.	Delayed Draw	6,756,757
TA Polaris Buyer, Inc.	Revolver	2,027,027
Talon Buyer Inc.	Delayed Draw	1,186,976
Talon Buyer Inc.	Revolver	527,321
Tamarack Intermediate, LLC	Delayed Draw	10,160,257
Tamarack Intermediate, LLC	Revolver	5,728,124
Tango Bidco SAS	Delayed Draw	6,757,606
Tango Bidco SAS	Delayed Draw	4,114,903
Tango Bidco SAS	Delayed Draw	7,642,102
Tank Holding Corp.	Revolver	1,780,415
Tau Buyer, LLC	Delayed Draw	6,961,933
Tau Buyer, LLC	Revolver	6,450,026
TBRS, Inc.	Delayed Draw	1,642,678
TBRS, Inc.	Revolver	1,761,123
TCP Hawker Intermediate LLC	Delayed Draw	1,695,721
TCP Hawker Intermediate LLC	Revolver	435
Team Acquisition Corporation	Revolver	1,256,205
Team, Inc.	Delayed Draw	373,999
Telle Tire & Auto Service, LLC	Delayed Draw	4,660,597
Telle Tire & Auto Service, LLC	Delayed Draw	535,900
Telle Tire & Auto Service, LLC	Revolver	32,437
TerSera Therapeutics, LLC	Revolver	531,828
Tex-Tech Industries, Inc.	Delayed Draw	201,039
The Arcticom Group, LLC	Delayed Draw	35,625
The Arcticom Group, LLC	Revolver	371,429

Borrower	Type	Principal Amount
The Chartis Group, LLC	Delayed Draw	5,182,964
The Chartis Group, LLC	Revolver	3,109,778
The Colt Group Intermediate, LLC	Revolver	298,039
The Hiller Companies, Inc.	Delayed Draw	205,913
The Hiller Companies, Inc.	Delayed Draw	366,538
The Hiller Companies, Inc.	Revolver	1,592,565
The Ultimus Group Midco, LLC	Delayed Draw	23,357,764
The Ultimus Group Midco, LLC	Revolver	8,771,924
The Vertex Companies, Inc.	Revolver	363,851
The Vertex Companies, Inc.	Revolver	2,457,638
Themis Bidco	Delayed Draw	2,527,992
THG Acquisition, LLC	Delayed Draw	7,710,625
THG Acquisition, LLC	Revolver	4,613,741
Three Rivers Buyer, Inc.	Revolver	231,346
Thunder Buyer, Inc.	Delayed Draw	1,822,854
Thunder Buyer, Inc.	Delayed Draw	2,796,105
Thunder Buyer, Inc.	Revolver	2,081,735
Thunder Purchase, Inc.	Delayed Draw	737,809
Thunder Purchase, Inc.	Revolver	1,959,812
TickPick Intermediate Holdings, LLC	Revolver	344,253
TIDI Legacy Products, Inc.	Revolver	7,630,354
TigerConnect, Inc.	Delayed Draw	15,533
TigerConnect, Inc.	Delayed Draw	77,110
TigerConnect, Inc.	Delayed Draw	10,389
TigerConnect, Inc.	Revolver	1,875,000
TIKEHAU SONIC Sàrl	Delayed Draw	3,143,809
TIKEHAU SONIC Sàrl	Revolver	3,143,809
Tilley Chemical Co., Inc.	Revolver	666,667
Tilley Chemical Co., Inc.	Revolver	1,555,556
Time Manufacturing Acquisition, LLC	Revolver	500,605
Titan BW Borrower L.P.	Delayed Draw	845,317
Titan BW Borrower L.P.	Revolver	1,054,009
Titan Group Holdco, LLC	Delayed Draw	3,062,822
Titan Group Holdco, LLC	Delayed Draw	3,062,822
Titan Group Holdco, LLC	Revolver	5,562,822
Titan Home Improvement, LLC	Delayed Draw	101,163
Titan Home Improvement, LLC	Revolver	84,303
Titanium Midco LLC	Delayed Draw	1,151,179
Titanium Midco LLC	Revolver	721,501
Togetherwork Holdings, LLC	Delayed Draw	5,100,000
Top RX, LLC	Revolver	699,608
Trackforce Acquireco, Inc.	Revolver	222,615
Trading Technologies International, Inc.	Revolver	1,562,114
Transit Technologies LLC	Delayed Draw	170,793
Tribute Technology Holdings, LLC	Revolver	1,534,650
Tricentis Operations Holdings, Inc.	Delayed Draw	8,219,054
Tricentis Operations Holdings, Inc.	Revolver	4,716,981
Trilon Group, LLC	Delayed Draw	4,153,695
Trilon Group, LLC	Revolver	2,360,318
Trimech Acquisition Corp	Revolver	486,242
Trintech, Inc.	Revolver	2,499,667
Tropical Bidco, LLC	Revolver	2,727,273
Troy Practice Management, LLC	Revolver	197,044
Truck-Lite Co., LLC	Delayed Draw	371,495
Truck-Lite Co., LLC	Delayed Draw	7,611,677
Truck-Lite Co., LLC	Delayed Draw	9,254,815
Truck-Lite Co., LLC	Delayed Draw	30,036
Truck-Lite Co., LLC	Delayed Draw	514,222
Truck-Lite Co., LLC	Revolver	2,683,542
Truck-Lite Co., LLC	Revolver	2,753,946
Trunk Acquisition, Inc.	Delayed Draw	671,041
Trunk Acquisition, Inc.	Revolver	3,693,049
Trystar, LLC	Delayed Draw	1,281,805
Trystar, LLC	Delayed Draw	1,513,777
Trystar, LLC	Revolver	2,834,016
TSWT Acquisition, Inc.	Delayed Draw	433,087
TSWT Acquisition, Inc.	Revolver	273,711
TSYL Corporate Buyer, Inc.	Revolver	3,500,000
TurningPoint Healthcare Solutions, LLC	Revolver	4,191
TWAS Holdings, LLC	Delayed Draw	19,300,000
TWAS Holdings, LLC	Delayed Draw	3,579,641
U.S. Signal Company, LLC	Delayed Draw	407,250
U.S. Signal Company, LLC	Revolver	609,750
U.S. Urology Partners, LLC	Revolver	169,833

Borrower	Type	Principal Amount
Ubeo, LLC	Revolver	1,577,171
UFS, LLC	Revolver	186,650
UFT Buyer LLC	Delayed Draw	1,766,268
UFT Buyer LLC	Revolver	662,351
Unison Risk Advisors, Inc.	Delayed Draw	12,761,342
Unison Risk Advisors, Inc.	Delayed Draw	1,210,000
Unison Risk Advisors, Inc.	Revolver	928,590
Unison Risk Advisors, Inc.	Revolver	1,110,804
United Digestive MSO Parent, LLC	Delayed Draw	942,431
United Digestive MSO Parent, LLC	Revolver	345,940
United Digestive MSO Parent, LLC	Revolver	5,254,786
United Digestive MSO Parent, LLC	Revolver	1,132,910
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw	13,883,836
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	402,299
Unity Purchaser, LLC	Delayed Draw	1,061,014
Unity Purchaser, LLC	Revolver	409,338
Unlimited Technology Holdings, LLC	Revolver	2,348,627
UP Intermediate II LLC	Revolver	151,678
UpStack Holdco Inc.	Delayed Draw	2,773,750
UpStack Holdco Inc.	Revolver	1,312,500
US Fitness Holdings, LLC	Delayed Draw	2,942,485
US Fitness Holdings, LLC	Revolver	2,205,731
USHV Management, LLC	Delayed Draw	1,993,714
USHV Management, LLC	Revolver	1,021,573
USIC Holdings, Inc.	Delayed Draw	1,625,950
USIC Holdings, Inc.	Revolver	1,930,855
USRP Holdings, Inc.	Delayed Draw	16,123,906
USRP Holdings, Inc.	Revolver	5,317,497
V Global Holdings LLC	Revolver	865,649
Vacation Rental Brands, LLC	Delayed Draw	10,833,333
Vale Insurance Services LLC	Revolver	1,935,484
Valence Surface Technologies	Delayed Draw	14,486
Valet Waste Holdings, Inc.	Revolver	32,403
Valkyrie Buyer, LLC	Delayed Draw	513,186
Valkyrie Buyer, LLC	Delayed Draw	6,548,597
Valkyrie Buyer, LLC	Revolver	2,982,456
Vamos Bidco, Inc.	Delayed Draw	4,576,249
Vamos Bidco, Inc.	Revolver	1,033,072
Vanco Payment Solutions, LLC	Revolver	2,014,485
Vantage Specialty Chemicals, Inc.	Revolver	340,796
Vardiman Black Holdings, LLC	Delayed Draw	157,186
Vatica Health, Inc.	Revolver	1,001,484
Vaxcare LLC	Revolver	250,000
Vehicle Management Services, LLC	Revolver	2,976,387
Vehlo Purchaser, LLC	Delayed Draw	7,818,182
Vehlo Purchaser, LLC	Revolver	900,000
Vensure Employer Services, Inc.	Delayed Draw	2,636,978
Vertex Service Partners, LLC	Delayed Draw	7,935,855
Vertex Service Partners, LLC	Revolver	56,047
Vessco Midco Holdings, LLC	Delayed Draw	3,929,231
Vessco Midco Holdings, LLC	Delayed Draw	26,626,439
Vessco Midco Holdings, LLC	Delayed Draw	2,107,692
Vessco Midco Holdings, LLC	Delayed Draw	500,000
Vessco Midco Holdings, LLC	Delayed Draw	1,467,451
Vessco Midco Holdings, LLC	Revolver	10,360,483
VetEvolve Holdings, LLC	Delayed Draw	14,449,604
Viant Medical Holdings, Inc.	Delayed Draw	63,258
VIB Trade Receivables Designated Activity Company	Revolver	22,430,598
Victors Purchaser, LLC	Delayed Draw	6,176,586
Victors Purchaser, LLC	Delayed Draw	5,425,433
Victors Purchaser, LLC	Revolver	2,162,967
Victors Purchaser, LLC	Revolver	9,520,416
Viper Bidco, Inc.	Delayed Draw	236,008
Viper Bidco, Inc.	Delayed Draw	1,295,772
Viper Bidco, Inc.	Revolver	440,184
Visionary Buyer LLC	Delayed Draw	14,240,000
Visionary Buyer LLC	Revolver	3,000,000
Vista Higher Learning LLC	Revolver	825
Vital Care Buyer, LLC	Revolver	4,387,072
Viva 5 Group, LLC	Revolver	1,250,293
Vomela Purchaser LLC	Delayed Draw	3,166,227
VPP Intermediate Holdings, LLC	Delayed Draw	2,858,868
VRC Companies, LLC	Revolver	146
VRS Buyer, Inc.	Delayed Draw	1,908,397

Borrower	Type	Principal Amount
VRS Buyer, Inc.	Revolver	1,272,265
VSC Specialty Molding Acquisition LLC	Delayed Draw	6,213,027
VSC Specialty Molding Acquisition LLC	Revolver	1,328,892
Vybond Buyer, LLC	Delayed Draw	5,257,009
Vybond Buyer, LLC	Revolver	3,942,757
W S Connelly Co, Inc.	Delayed Draw	349,803
W.A. Kendall and Company LLC	Delayed Draw	8,747,967
W.A. Kendall and Company LLC	Revolver	654,909
Walex Buyer, LLC	Delayed Draw	4,237,288
Walex Buyer, LLC	Revolver	1,694,915
Wallet Bidco Limited	Delayed Draw	10,878,292
Walter Surface Technologies Inc.	Delayed Draw	3,384,637
Wasteology Group Transportation, LLC	Delayed Draw	9,195,921
Wasteology Group Transportation, LLC	Revolver	2,845,586
Water Holdings Acquisition LLC	Delayed Draw	1,727,102
Waternill Express, LLC	Delayed Draw	291,120
Waternill Express, LLC	Revolver	34,054
Waverly Advisors, LLC	Delayed Draw	545,273
Waverly Advisors, LLC	Revolver	407,549
Wealth Enhancement Group, LLC	Delayed Draw	13,155,310
Wealth Enhancement Group, LLC	Delayed Draw	14,480,878
Wealth Enhancement Group, LLC	Revolver	6,363,924
Wealth Enhancement Group, LLC	Revolver	578,780
Wealth Enhancement Group, LLC	Revolver	905,492
Web PT, Inc.	Revolver	495,536
Weber-Stephen Products, LLC	Revolver	8,662,900
Wellness AcquisitionCo, Inc.	Revolver	67,164
West Star Aviation Acquisition, LLC	Delayed Draw	148,357
West Star Aviation Acquisition, LLC	Revolver	129,812
Western Veterinary Partners, LLC	Delayed Draw	10,359,000
Westlands Electric Power Company Investor, LLC	Delayed Draw	4,859,155
Whitney Merger Sub, LLC	Revolver	6,250,000
Wildcats Purchaser LLC	Delayed Draw	8,788,791
Wildcats Purchaser LLC	Revolver	3,869,048
Wipfli Advisory LLC	Delayed Draw	857,184
Wipfli Advisory LLC	Delayed Draw	25,866,113
Wipfli Advisory LLC	Revolver	17,815,531
Wire 3 LLC	Delayed Draw	15,957,447
Wire 3 LLC	Revolver	1,063,830
Wisdom Purchaser, LLC	Revolver	1,875,000
Wolverine Seller Holdings, LLC	Delayed Draw	9,411,672
Wolverine Seller Holdings, LLC	Revolver	1,192,429
Wood Group Receivables, LLC	Revolver	4,641,853
Woodland Foods, LLC	Revolver	111,733
Woodland Foods, LLC	Revolver	133,718
WorkWave Intermediate II, LLC	Revolver	2,201,515
World Associates Holdings, LLC	Delayed Draw	10,027,202
World Associates Holdings, LLC	Revolver	722,913
World Insurance Associates, LLC	Delayed Draw	554,297
World Insurance Associates, LLC	Revolver	92,265
Worldwide Insurance Network, LLC	Delayed Draw	450,106
Worldwide Insurance Network, LLC	Delayed Draw	266,901
WPP Bullet Buyer, LLC	Revolver	1,751,573
WRE Holding Corp.	Delayed Draw	614,217
WRE Holding Corp.	Delayed Draw	11,096,933
WRE Holding Corp.	Revolver	6,308,069
Wrench Group LLC	Delayed Draw	8,571,429
Wrench Group LLC	Revolver	8,571,429
WU Holdco, Inc.	Delayed Draw	6,605,655
WU Holdco, Inc.	Delayed Draw	7,736,960
WU Holdco, Inc.	Revolver	4,181,760

Borrower	Type	Principal Amount
Xactus, LLC	Revolver	3,468,750
Xifin, Inc.	Revolver	1,148,106
Xponential Fitness LLC	Revolver	693,182
YA Intermediate Holdings II, LLC	Delayed Draw	3,573,981
YA Intermediate Holdings II, LLC	Revolver	775,486
Yes Energy, LLC	Delayed Draw	4,526
YLG Holdings, Inc.	Delayed Draw	15,086,405
YLG Holdings, Inc.	Revolver	470,321
YLG Holdings, Inc.	Revolver	7,473,747
ZB Holdco LLC	Delayed Draw	1,242,792
ZB Holdco LLC	Revolver	144,331
Zephyr Buyer, L.P.	Revolver	3,000,000
Zeppelin US Buyer Inc.	Delayed Draw	310,152
Zeppelin US Buyer Inc.	Revolver	102,736
Zeus Company LLC	Delayed Draw	1,454,184
Zeus Company LLC	Revolver	2,181,276
Zinc Buyer Corporation	Delayed Draw	4,517,142
Zinc Buyer Corporation	Revolver	2,602,564
Zocdoc, Inc.	Delayed Draw	1,098,246
Zone Climate Services, Inc.	Delayed Draw	3,420,671
Zone Climate Services, Inc.	Revolver	53,227
Total		$6,880,436,159

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price. Reverse repurchase agreements are valued at cost.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The fund did not have any repurchase agreements for the period ended December 31, 2025.

Borrowing, Use of Leverage

On March 29, 2022, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility, as most recently amended effective October 14, 2025, provides for borrowings on a committed basis in an aggregate principal amount up to $6,875,000,000. Under the Facility, the Fund has term loans in the amount of $1,365,000,000 (“Term Loans”), may borrow up to an additional $4,232,500,000 on a revolving basis (the “Revolving Loan”), and may borrow up to an additional $1,277,500,000 on a delayed draw term loan (“DDTL”). The Fund may request the Facility to be increased from time to time up to an aggregate amount of $9,000,000,000, subject to the approval and discretion of the lenders. The Revolving Loan matures on April 23, 2030, $817,500,000 of the Term Loans mature on April 23, 2031 and $1,095,000,000 of the Term Loans and DDTL mature on April 8, 2030.

In connection with the Facility and Notes (discussed below under “Senior Notes”), the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility and Notes each contain events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders or Note holders may declare the outstanding advances and all other obligations under the Facility and the Notes, respectively, immediately due and payable or incur a default rate of interest. The Facility and/or Notes may in the future be replaced or refinanced by entering into one or more new credit facilities or by the issuance of new debt securities, in each case having substantially different terms from the current Facility and Notes.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at certain times, such as when the Fund incurs indebtedness, the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement.

On September 26, 2025, the Fund entered into sale/buy-back agreements with Macquarie US Trading LLC (“Macquarie”), and pursuant to such agreements, the Fund assigned certain assets to Macquarie, with a corresponding repurchase obligation at an agreed-upon price within 60 days after the sale date (the “Macquarie Sale/Buy-Back”). The Macquarie Sale/Buy-Back has a funding cost of 1.8160 basis points (0.018160%) per day and is not subject to any additional fees. As of December 31, 2025, secured borrowings pursuant to the Macquarie Sale/Buy-Back were $448,749,467 with a maturity of 30-90 days. Secured borrowings outstanding as of December 31, 2025 with Macquarie were as follows:

Loan Name	Trade Date	Maturity Date	Amount
Denali Intermediate Holdings, Inc.	September 26, 2025	August 26, 2032	$45,768,843
Deerfield Dakota Holding, LLC	September 26, 2025	September 12, 2032	70,466,292
MRI Software, LLC	September 26, 2025	February 10, 2027	38,399,199
MRI Software, LLC	September 26, 2025	February 10, 2027	23,881,235
MRI Software, LLC	September 26, 2025	February 10, 2027	31,812,472
Flexera Software LLC	September 26, 2025	August 15, 2032	54,556,087
Einstein Parent, Inc.	September 26, 2025	January 22, 2031	32,400,861
LHS Borrower, LLC	September 26, 2025	September 4, 2031	62,496,851
Apryse Software Corp.	September 26, 2025	June 26, 2032	88,967,627
Total			$448,749,467

Senior Notes (the “Notes”)

On March 29, 2022, the Fund issued Series A Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series C, Series E and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $420 million with various maturities. On July 22, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $236 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. On August 4, 2023, the Fund issued Series K, Series L, Series M and Series N notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $600 million with various maturities. On December 19, 2023, the Fund issued additional Series O, Series P, Series Q, Series R, and Series S notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $733 million with various maturities. On January 20, 2024, the Fund issued additional Series O Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $27 million, maturing on January 20, 2027. On March 18, 2024, the Fund issued additional Series T notes for a private placement to qualified institutional purchasers in the aggregate principal amount of $300 million, maturing on April 12, 2029. On August 15, 2024, the Fund issued additional Series U, Series V, Series W, Series X and Series Y notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $1,370 million with various maturities. On December 10, 2024, the Fund issued additional Series Z, Series AA, Series BB, Series CC and Series DD notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $755 million with various maturities. On March 18, 2025, the Fund issued additional Series EE, Series FF, Series GG, and Series HH notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $625 million, with various maturities. On December 22, 2025, the Fund issued additional Series II, Series JJ, Series KK, and Series LL notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $500 million, with various maturities. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the Consolidated Schedule of Swap Contracts on notional amounts equal to the principal outstanding of the Notes. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships.

The table below sets forth a summary of the key terms of the series of Notes outstanding at December 31, 2025.

Series	Principal Outstanding December 31, 2025	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value December 31, 2025	Fair Value December 31, 2025	Fixed Interest Rate	Effective Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$22,716	$5,929,360	$644,047,924	$642,515,976	4.10%	5.88%	March 28, 2027
A	250,000,000	Semi-Annual	8,321	625,681	249,365,998	247,121,529	4.10%	5.44%	March 28, 2027
C	130,000,000	Semi-Annual	106,943	299,306	129,593,751	130,274,123	5.50%	7.10%	July 19, 2026
D	10,000,000	Semi-Annual	8,219	22,039	9,969,742	10,021,086	5.50%	7.19%	July 19, 2026
E	130,000,000	Semi-Annual	239,372	501,463	129,259,165	130,993,008	5.61%	7.28%	July 19, 2027
F	160,000,000	Semi-Annual	477,262	2,050,200	157,472,538	162,350,046	5.72%	7.46%	July 19, 2029
G	40,000,000	Semi-Annual	119,322	507,006	39,373,672	40,587,511	5.72%	7.57%	July 19, 2029
I	95,000,000	Semi-Annual	537,534	(1,278,569)	95,741,035	98,436,083	7.10%	8.19%	December 6, 2027
I	10,000,000	Semi-Annual	33,976	(133,644)	10,099,668	10,361,693	7.10%	8.04%	December 6, 2027
J	141,000,000	Semi-Annual	1,232,697	(2,639,263)	142,406,566	150,262,288	7.17%	8.34%	December 6, 2029
K	115,200,000	Semi-Annual	191,839	(365,056)	115,373,217	116,334,782	6.75%	7.76%	August 4, 2026
L	304,800,000	Semi-Annual	1,332,314	(3,025,901)	306,493,587	316,779,708	6.77%	8.06%	August 4, 2028
M	114,000,000	Semi-Annual	629,944	(506,731)	113,876,787	120,676,165	6.81%	8.25%	August 4, 2030
N	66,000,000	Semi-Annual	421,853	892,061	64,686,086	71,223,787	6.99%	8.49%	August 4, 2033
O	85,000,000	Semi-Annual	235,032	(777,794)	85,542,762	86,632,030	7.04%	7.76%	January 20, 2027
O	27,000,000	Semi-Annual	7,670	(237,213)	27,229,543	27,518,410	7.04%	7.73%	January 20, 2027
P	224,000,000	Semi-Annual	1,088,872	(4,866,177)	227,777,305	235,848,059	7.06%	7.87%	January 20, 2029
Q	155,000,000	Semi-Annual	894,719	(4,143,491)	158,248,772	167,503,835	7.23%	8.08%	January 20, 2031
R	224,000,000	Semi-Annual	1,447,582	(5,670,544)	228,222,962	248,049,455	7.40%	8.22%	January 20, 2034
S	45,000,000	Semi-Annual	302,947	(1,072,406)	45,769,459	49,841,149	7.51%	8.38%	January 20, 2036
T	150,000,000	Semi-Annual	782,176	(3,247,152)	152,464,976	156,750,582	6.69%	7.46%	April 12, 2029
T	150,000,000	Semi-Annual	782,176	(3,016,658)	152,234,482	156,750,582	6.69%	7.44%	April 12, 2029
U	268,000,000	Semi-Annual	1,299,849	(3,648,014)	270,348,165	272,741,314	6.20%	6.68%	August 15, 2027
V	486,000,000	Semi-Annual	3,006,074	(10,559,852)	493,553,778	503,492,496	6.32%	6.93%	August 15, 2029
W	328,000,000	Semi-Annual	2,203,480	(6,963,501)	332,760,021	342,927,980	6.40%	7.07%	August 15, 2031
X	93,000,000	Semi-Annual	660,657	(805,648)	93,144,991	97,344,682	6.46%	7.19%	August 15, 2034
Y	195,000,000	Semi-Annual	1,413,903	(272,281)	193,858,378	202,391,345	6.51%	7.22%	August 15, 2036
Z	129,000,000	Semi-Annual	789,471	(1,248,846)	129,459,375	130,741,767	5.76%	6.39%	January 15, 2028
AA	160,500,000	Semi-Annual	1,148,955	(1,857,937)	161,208,982	164,015,607	5.85%	6.52%	March 14, 2030
BB	174,500,000	Semi-Annual	1,317,367	(1,369,731)	174,552,364	179,159,648	6.01%	6.65%	March 14, 2032
CC	91,000,000	Semi-Annual	713,644	381,849	89,904,507	93,058,395	6.13%	6.73%	March 14, 2035
DD	200,000,000	Semi-Annual	1,589,745	2,546,069	195,864,186	201,788,507	6.18%	6.74%	January 15, 2037
EE	150,000,000	Semi-Annual	26,270	(3,249,251)	153,222,981	151,265,312	5.42%	5.72%	July 2, 2028
FF	175,000,000	Semi-Annual	33,138	(2,240,898)	177,207,760	177,075,793	5.58%	6.04%	July 2, 2030
GG	225,000,000	Semi-Annual	43,185	(2,741,725)	227,698,540	228,362,669	5.80%	6.21%	July 2, 2032
HH	75,000,000	Semi-Annual	34,648	(431,334)	75,396,686	75,689,665	5.95%	6.29%	July 2, 2035
II	85,000,000	Semi-Annual	-	(69,615)	85,069,615	85,178,475	5.19%	6.14%	December 22, 2028
JJ	215,000,000	Semi-Annual	-	39,549	214,960,451	215,292,876	5.37%	5.63%	December 23, 2030
KK	60,000,000	Semi-Annual	-	146,178	59,853,822	60,036,623	5.61%	5.77%	December 22, 2032
LL	140,000,000	Semi-Annual	-	787,871	139,212,129	139,891,309	5.87%	6.48%	December 22, 2035
Total	$6,526,000,000		$25,183,872	$(51,710,600)	$6,552,526,728	$6,697,286,350

The Notes are fair valued using an income approach and classified as level 3 in the fair value hierarchy. The discount rates used ranged from 5.02% – 6.07%.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an “AA” long-term ratings by Kroll Bond Rating Agency, LLC.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the Facility. The Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund incurs costs in connection with the issuance of the Notes. These costs are recorded as a deferred charge and are being amortized over the respective life of each series of notes. Amortization of offering costs on notes is included on the Consolidated Statement of Operations and the carrying amount on the Consolidated Statement of Assets and Liabilities is equal to the principal amount of the Notes less unamortized offering costs and the interest rate fair value adjustment.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

At December 31, 2025, the Fund was in compliance with all covenants under the Note Agreements.

3. Fair Value of Investments

Fair value — Definition

All investments in securities are recorded at fair value. The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of December 31, 2025:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$-	$378,554,906	$27,671,766,415	$-	$28,050,321,321
Private Investment Vehicles	-	-	1,259,784,982	11,620,821,857	12,880,606,839
Collateralized Loan Obligations	-	-	69,676,618	-	69,676,618
Preferred Stocks	-	-	152,339,544	-	152,339,544
Common Stocks	88,505,620	-	74,441,061	-	162,946,681
Subordinated Debt	-	-	510,804,470	-	510,804,470
Warrants	-	-	1,659,180	-	1,659,180
Short-Term Investments	141,883,461	-	-	-	141,883,461
Total Investments, at fair value	$230,389,081	$378,554,906	$29,740,472,270	$11,620,821,857	$41,970,238,114

Other Financial Instruments[1]
Forward Contracts	$-	$7,719,285	$-	$-	$7,719,285
Swap Contracts	-	66,439,232	-	-	66,439,232
Total Assets	$230,389,081	$452,713,423	$29,740,472,270	$11,620,821,857	$42,044,396,631
Liabilities
Other Financial Instruments[1]
Forward Contracts	$-	$29,271,246	$-	$-	$29,271,246
Swap Contracts	-	14,728,632	-	-	14,728,632
Total Liabilities, at fair value	$-	$43,999,878	$-	$-	$43,999,878

[1]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended December 31, 2025:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Subordinated Debt	Warrants	Common Stocks	Total
Balance as of April 1, 2025	$21,107,166,018	$112,691,338	$88,717,219	$138,955,223	$433,778,893	$1,191,730	$50,463,752	$21,932,964,173
Purchases	19,488,046,471	1,153,844,942	24,830,000	22,309,674	137,354,136	-	30,778,787	20,857,164,010
Sales/Paydowns	(12,841,631,244)	(33,981,215)	(62,720,293)	(594,167)	(132,506,261)	-	(2,502,055)	(13,073,935,235)
Realized gains (losses)[1]	(47,048,492)	124,328	-	22,938	6,746,122	-	(5,181)	(40,160,285)
Original issue discount and amendment fees	(5,471,164)	-	-	-	-	-	-	(5,471,164)
Accretion	38,039,034	-	107,547	-	708,402	-	-	38,854,983
Change in Unrealized appreciation (depreciation)	30,011,668	27,106,589	(11,902,503)	(8,610,939)	12,823,768	467,450	(4,046,931)	45,849,102
Transfers In2	-	-	30,644,648	256,815	51,899,410	-	3,544	82,804,417
Transfers Out[3]	(97,345,876)	(1,000)	-	-	-	-	(250,855)	(97,597,731)
Balance as of December 31, 2025	$27,671,766,415	$1,259,784,982	$69,676,618	$152,339,544	$510,804,470	$1,659,180	$74,441,061	$29,740,472,270
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at December 31, 2025	$18,127,520	$32,077,288	$(10,654,719)	$(8,610,939)	$16,155,267	$467,450	$(4,042,633)	$43,519,234

[1]	Senior Secured Loans includes paydown gains (losses) of $28,578,390.
[2]	Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments. This amount also includes transfers between categories
[3]	Transferred from Level 3 to Level 2 because observable market data became available for the investments. This amount also includes transfers between categories.

4. Related Party Transactions and Arrangements

Transactions related to investments in affiliated companies, as defined by the Investment Company Act, by virtue of the Fund owning at least 5% of the voting securities of the issuer, for the period ended December 31, 2025 were as follows:

Affiliated Investment Company	Type of Asset	Industry	Beginning Value at April 1, 2025	Purchases at Cost	Proceeds from Sales	Return of Capital	Dividend Income	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2025
FBLC Senior Loan Fund LLC[1]	Investment Fund	Diversified	$82,087,402	$-	$-	$(20,022,363)	$5,288,406	$-	$(3,944,536)	$58,120,503

[1]	Franklin BSP Lending Corporation (FBLC) and Cliffwater Corporate Lending Fund (the “Fund”) are the members of FBLC Senior Loan Fund LLC (SLF), a joint venture formed as a Delaware limited liability company that is not consolidated by either member for financial reporting purposes. The members make investments in SLF in the form of LLC equity interests as SLF makes investments, and all portfolio and other material decisions regarding SLF must be submitted to SLF’s board of directors which is comprised of an equal number of members appointed by each of FBLC and the Fund. Because management of SLF is shared equally between FBLC and the Fund, the Fund does not believe it controls SLF for purposes of the Investment Company Act or otherwise.